UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-06625

The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: 213-625-1900

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

PAYDEN
MUTUAL FUNDS

SEMI-ANNUAL REPORT
APRIL 30, 2016

PAYDEN
MUTUAL FUNDS
SEMI-ANNUAL REPORT
APRIL 30, 2016

1	Management Discussion & Analysis

6	Portfolio Highlights & Investments

76	Statements of Assets & Liabilities

80	Statements of Operations

84	Statements of Changes in Net Assets

90	Notes to Financial Statements

115	Financial Highlights

133	Fund Expenses

135	Trustees & Officers

Semi-Annual Report

(THIS PAGE INTENTIONALLY LEFT BLANK)

Short Duration Strategies

During the six-month period ended April 30, 2016, the Federal Open Market Committee (“FOMC”) raised the Federal Reserve Board’s Federal Funds Rate by 0.25% for the first time in almost 10 years. However, interest rates remained low as the FOMC reiterated that the pace of rate hikes will be gradual and dependent on economic data. Labor market conditions remained strong with the unemployment rate hovering around 5% and inflation continued to run below the committee’s 2% target. The U.S. Treasury yield curve flattened with two-year maturity yields rising from 0.72% to 0.78% and three-year maturity rates falling from 1.02% to 0.93%.

Credit sectors were quite volatile as one-year to three-year maturity investment-grade corporate yield premiums rose 0.44%, before falling 0.55%, and ultimately ending the period 0.11% lower. Energy and commodity producers rallied and benefited from the rebound in the oil markets. Investors were more comfortable taking on risk as lower quality corporate securities outperformed higher quality offerings.

The Payden Cash Reserves Money Market Fund (PBHXX) continued to provide stable daily liquidity. For the six-month period ended April 30, 2016, the Fund returned 0.03% compared to a return of 0.01% for the Lipper Government Money Market Average. Money market yields continue to remain low as the Federal Reserve Board projects a gradual rise in rates.

The Payden Limited Maturity Fund (PYLMX) returned 0.62% for the six-month period ended April 30, 2016, compared to a return of 0.14% for its benchmark, the Bank of America Merrill Lynch Three-Month U.S. Treasury Bill Index. The primary drivers of outperformance were the allocation to short maturity corporate securities and securitized products. The Fund invests in swaps, options and forward currency contracts for both hedging and investment purposes. Active currency management detracted from the Fund’s performance, while interest rate options and swaps had minimal impact on performance.

The Payden Low Duration Fund (PYSBX) returned 0.69% for the six-month period ended April 30, 2016, compared to a return of 0.59% for its benchmark, the Bank of America Merrill Lynch 1-3 Year Treasury Index. The primary drivers of outperformance were the allocation to short maturity corporate securities and securitized products, while the Fund’s relative short duration positioning detracted from performance. The Fund invests in futures, swaps, options and forward currency contracts, for both interest rate and credit risk hedging and investment purposes. Active currency management and interest rate duration management detracted from the Fund’s performance. Swaps on credit default indices had negligible impact on performance.

The Payden Global Low Duration Fund (PYGSX) returned 0.60% for the six-month period ended April 30, 2016, compared to a return of 0.78% for its benchmark, the Bank of America Merrill Lynch 1-3 Year U.S. Corporate & Government Index. The underperformance was mainly driven by the Fund’s relative short duration positioning verses the benchmark. However, this was partially offset by the positive relative returns from the allocation to short maturity corporate securities and securitized products. The Fund invests in futures, swaps, options and forward currency contracts, for both interest rate and credit risk hedging and investment purposes. Active currency management and interest rate duration management detracted from the Fund’s performance. Swaps on credit default indices had negligible impact on performance.

The Payden U.S. Government Fund, Investor Class (PYUSX) returned 0.78 % for the six-month period ended April 30, 2016, compared to a return of 1.11 % for its benchmark, the Bank of America Merrill Lynch 1-5 Year Treasury Index. The Fund’s Advisor Class (PYUWX) returned 0.74% for the same period. The drop in longer maturity rates was a primary factor in the underperformance of the Fund relative to its benchmark as the Fund was positioned conservatively for a higher rate environment. The Fund continues to maintain a conservative structure for modestly higher rates and has maintained its overweight to U.S. Agency mortgages due to the additional yields over U.S. Treasury securities. The Fund utilizes swaps, options and futures in order to manage mortgage durations due to mortgage prepayments.

Intermediate Duration Bond Strategies

The Payden GNMA Fund, Investor Class (PYGNX) returned 1.90% for the six-month period ended April 30, 2016, compared to a return of 1.95% for its benchmark, the Bank of America Merrill Lynch GNMA Master Index. The Fund’s Adviser Class (PYGWX) returned 1.77% for the same period. The drop in longer maturity rates was a primary factor in the slight underperformance of the Fund relative to its benchmark. The Fund was positioned conservatively for a higher rate environment. Going forward the Fund will continue to be structured for a modest move higher in rates. The Fund uses futures to reduce exposure to movements of interest rates in the short maturity portion of the yield curve.

Semi-Annual Report    1

The Payden Core Bond Fund, Investor Class (PYCBX) returned 2.49% for the six-month period ended April 30, 2016, compared to a return of 2.82% for its benchmark, the Barclays Capital Aggregate Bond Index. The Fund’s Adviser Class (PYCWX) returned 2.37% for the same period. Over the period bond yields moved lower, credit spreads compressed broadly and the U.S. Dollar weakened globally. The Fund’s modest duration underweight and bias toward a stronger dollar caused its performance to trail the benchmark. However, higher allocations to investment grade corporates, high yield, and emerging market bonds relative to the benchmark help to offset a good portion of the underperformance. The Fund uses derivatives sparingly for interest rate, credit sector and currency management. The use of interest rate futures and forward contracts detracted from Fund performance.

The Payden Strategic Income Fund, Investor Class (PYSGX) returned 1.56% for the six-month period ended April 30, 2016, compared to a return of 2.82% for its benchmark, the Barclays Capital Aggregate Bond Index. The Fund’s Adviser Class (PYSWX) returned 1.53% and its SI Class (PYSIX) returned 1.72% during the same period. The Fund’s duration underweight and U.S. Dollar overweight relative to other developing currencies detracted performance as bond yields shifted lower and the U.S. dollar weakened broadly. The Fund did benefit from meaningful allocations to credit sectors due to strong price performance and income generation. Given the current market environment, the Fund’s duration posture is meaningfully lower than its stated benchmark in order to reduce price sensitivity from changes in U.S. Treasury yields. The Fund uses derivatives sparingly for interest rate, credit sector and currency management. The Fund benefited from the use of interest rate futures which were added to manage overall duration positioning. Conversely, the use of forward contracts detracted as the open positions favored a stronger USD.

The Payden Corporate Bond Fund (PYACX) generated a return of 3.98% for the six-months ended April 30, 2016, compared to a return of 4.34% for its benchmark, the Barclay’s Capital U.S. Corporate Investment Grade Index. The Fund’s largest detractor from performance was security selection within its corporate positioning, most significantly from the energy and financials sectors. This was due to the Fund’s overweight to subordinated banks early in 2016 and its underweight to low quality energy names, as oil and high beta rallied. The Fund benefited from industry allocation, being first underweight energy as spreads widened and then overweight as the sector bounced back. Regarding derivatives, the Fund had several currency forward positions, which had a net negative impact on Fund returns. It also used futures as a means of hedging duration. The Fund’s use of forward currency contacts had a negative performance impact. Its use of futures as a means of hedging duration had a negligible impact.

For the six-month period ended April 30, 2016, the Payden Absolute Return Bond Fund, Investor Class (PYARX) returned 1.07%, compared to a return of 0.19% for its benchmark, the 1-month LIBOR. The Fund’s Adviser Class (PYAWX) returned 0.94% and its SI Class (PYAIX) returned 1.14% for the same period. Despite significant intra-period volatility in risk assets, credit markets outperformed comparable government debt with investment grade corporates and non-agency mortgage backed security holdings as top performers. High yield and syndicated bank loans recovered from sharp declines in February to produce positive returns for the period. Currencies detracted as the US dollar took a pause from several quarters of strength against short positions in the euro and select Asian markets. The Fund continues to invest in credit markets where recent price declines have provided enhanced yield opportunities. The Fund invests in futures, options and forward currency contracts, for both interest rate and credit risk hedging and investment purposes. Active currency management and interest rate duration management detracted from the Fund’s performance.

Loan and High Yield Bond Strategy

Renewed creation of new collateralized loan obligations (CLOs), which had slowed markedly in both January and February 2016, was supportive of the floating rate loan market through April 2016. In January and February only $3.4 billion of new CLOs were created, but as the capital markets stabilized and commodity prices rallied, CLO generation picked up pace. Between March and April 2016, $11.3 billion of CLOs were created and this helped to create more demand for loans and resulted in a material increase in loan prices from February levels. The prospects for potentially higher U.S. interest rates should also benefit the loan market as inflows into floating rate loan funds should resume after a protracted period of outflows.

For the six-month period ended April 30, 2016, the Payden Floating Rate Fund, Investor Class (PYFRX) returned 1.66%, while the Fund’s Advisor Class (PYFAX) returned 1.54% and its SI Class (PYFIX) returned 1.71%. The Fund’s benchmark, the Credit Suisse BB Loan Index, returned 2.14% for the same period. The Fund benefitted from its relative lack of energy and commodity exposure and generally higher-quality orientation, as higher quality loans have materially outperformed lower quality (single B and below rated) loans over the review period. The Fund’s modest exposure, however, to some lower rated, single B rated floating rate loans modestly detracted from relative performance.

2   Payden Mutual Funds

The high yield bond market was marked by extremes of market volatility during the six-month period ended April 30, 2016. The market lurched from despair during the November 2015 to mid-February 2016 period to broad euphoria and a risk-on environment thereafter. The movements in the high yield market during this period were clearly influenced by concerns about the state of the Chinese and European economies and the divergent interest rate paths taken by global Central Banks but, the primary determinant of high yield moves were price actions in major commodities such as crude oil, copper and iron ore. After significant price moves down in the November 2015 to mid-February 2016 period, these commodities rallied significantly. These large commodity price moves removed much of the pressure on commodity-related Energy and Metals & Mining bonds which comprise almost 20% of the broad high yield bond market. These sectors rallied from the lows of mid-February as investors scurried to buy such bonds as commodity prices rallied during the risk-on phase.

The Payden High Income, Investor Class (PYHRX) returned 1.65%, while the Fund’s Advisor Class (PYHWX) returned 1.54% for the six-months ended April 30, 2016. The Fund’s benchmark, the Bank of America Merrill Lynch BB-B High Yield Cash Pay Constrained Index, returned 2.38% for the same period. Sub-optimal industry weightings in the basics commodities sectors, in particular metals & mining and steel, detracted from relative performance. Not owning the Canadian mining company, Teck Resources, and having an under-weight to the global copper company, Freeport McMoran, detracted from relative performance as the bonds of such commodity companies rallied on the higher copper, oil and zinc commodity prices. A significant underweight to the energy sector and security selection therein added to relative performance during the review period. Underweights and not owning positions in such large energy high yield issuers as Linn Energy and Chesapeake Energy added materially to relative performance. The Fund uses credit default swaps to gain short term market exposure when cash inflows are heavy. These positions are nominally small exposures and track the market. The Fund also holds foreign exchange contracts to both hedge foreign exchange exposure and for investment purposes. Active currency management detracted from the Fund’s performance.

Tax Exempt Strategies

For the six month period ended April 30, 2016, the Payden California Municipal Income Fund (PYCRX) returned 2.74%. The Fund’s benchmarks, the Barclays Capital California Intermediate Index and the Barclays 7-Year Municipal Index, returned 2.78% and 2.91% for the same period. Municipal rates moved materially lower over the last six months supported in part by a broader rally in the U.S. Treasury market. Robust demand for municipal securities contributed to a strong technical backdrop and also provided a catalyst for lower municipal rates. Broad credit quality in the sector continues to improve, despite high profile headlines regarding isolated cases of budget distress, and credit spreads remain compressed. The Fund continues to focus on managing interest-rate risk and is defensively positioned against an environment of rising interest-rates relative to its benchmarks. A healthy allocation to short maturities and floating-rate securities provides both liquidity and a defensive income stream while the Fund looks to increase income in longer maturities.

Global Bond Strategy

Global government bonds gave a mixed performance in the six-months ended April 30, 2016. In Q4 2015, risk appetite increased as rate cuts and fiscal stimulus by the accommodative People’s Bank of China and European Central Bank (ECB) supported risk markets. However, risk aversion dominated in Q1 2016, as renewed concerns over the strength of the Chinese economy led to further weakness in commodities (particularly oil) and broader pessimism over the health of the global economy. Risk aversion reached a climax in early February with US 10-year yields reaching a low of 1.52%, a level not seen since the height of the European crisis in mid-2012. The UK also saw a sharp re-assessment of interest rates, as the approaching “Brexit” (the British exit from the European Union) referendum weighed on investor expectations. Further easing by the ECB and a recovery in oil prices helped medium-term inflation expectations rise in March and April, although they still remained subdued. Volatility should continue in the lead-up to the “Brexit” referendum, while China, a key driver of market sentiment, should continue its sway.

Payden Global Fixed Income Fund (PYGFX) returned 2.46%, underperforming its benchmark, the Barclays Global Aggregate Index Hedged into USD, which returned 3.22% for the six-month period ended April 30, 2016. The primary detractors from relative returns were the Fund’s overweight allocation to investment grade corporate bonds. Spread sectors came under significant pressure early in 2016, with financials underperforming through the first half of Q1 2016. The reversal in risk sentiment in March and April 2016 resulted in corporates retracing most of their earlier weakness, but that was insufficient to fully offset the losses from the beginning of the year. The Fund’s out-of-index allocations to the emerging markets and high yield sectors had no significant impact

Semi-Annual Report    3

on performance, as the positive returns in March and April were offset by the weakness in the commodity sector in December and January. Active currency management had a negative performance impact as we remained bullish on the U.S. Dollar versus emerging markets and the Euro. However, the U.S. Dollar depreciated against most of its major peers. The Fund invests in futures and forward currency contracts for hedging against interest rate and currency changes and for investment purposes. Active currency management detracted from performance due to our long USD bias. Interest rate duration management also had a negative performance impact.

Emerging Market Bond Strategies

For the six months ended April 30, 2016, emerging markets fixed income securities experienced volatility, but ultimately generated positive absolute returns. Local currency bonds outperformed hard currency bonds, driven by falling local rates and an improved currency backdrop. Within hard currency bonds, sovereigns delivered higher returns than corporates. Early in the period, the asset class was challenged by the beginning of the Federal Reserve Board’s hiking cycle, further commodity price declines and uncertainty surrounding Chinese economic policy. Credit spreads widened significantly and emerging market currencies broadly depreciated versus the U.S. Dollar. However, in the second half of the period, credit spreads staged a full recovery and the U.S. Dollar weakened. Expectations for future Federal Reserve Board hikes diminished, while commodity prices and global risk assets rallied.

The Payden Emerging Markets Bond Fund, Investor Class (PYEMX) returned 4.80%, the Fund’s Adviser Class (PYEWX) returned 4.63%, and the Fund’s SI Class (PYEIX) returned 4.78% for the six-month period ended April 30, 2016. The Fund’s benchmark, the JP Morgan EMBI Global Diversified Index, returned 5.35% for the period. The Fund’s off-benchmark allocation to corporates detracted from performance. Among sovereigns, underweights to recovering credits Ecuador and Brazil contributed negatively. In quasi-sovereigns, exposure to Tunisia and Hungary detracted from performance. An overweight to Indonesia, along with underweights to Poland and Lebanon, contributed positively. The Fund uses currency forward contracts to manage risk and express fundamental views, and it uses U.S. Treasury futures to manage interest rate risk in times of market volatility.

In Latin America, the Fund prefers overweight exposure to fundamentally sound countries Mexico, Dominican Republic and Panama, as well as to the improving stories in Argentina and Honduras. Key underweights include Colombia (on fundamentals) and Chile (on valuations). In Europe, underweights are concentrated in Russia (on valuations) and Turkey (on political risks), while overweights focus on constructive sovereign stories in Romania, Armenia and Georgia. In Asia, the Fund favors positions in Indonesia, Vietnam and India, while holding underweights in Malaysia (on fundamentals) and the Philippines (on valuations). In the Middle East and Africa, the Fund prefers exposure to Ghana and Senegal, while cautious on fundamentals in Lebanon and South Africa. The Fund has a modest net short currency position and holds select corporates where the spread-to-sovereign is attractive.

The Funds invest in swaps, futures and forward currency contracts for both currency and interest rate risk hedging and investment purposes. During the period, active currency management via forward contracts modestly detracted from the Funds’ performance. The Funds made limited use of interest rate swaps, which did not have a meaningful performance impact.

The Payden Emerging Markets Local Bond Fund, Investor Class (PYELX) returned 7.83% and the Fund’s Adviser Class (PYEAX) returned 7.68% for the six-month period ended April 30, 2016. The Fund’s benchmark, the JP Morgan GBI-EM Diversified Index returned 8.93% for the period. The Fund’s relative underperformance was the result of positions in off-index corporates, as well as curve positioning in Mexico and Colombia. Among currencies, positioning in the Russian ruble, Malaysian ringgit, Turkish lira, and South African rand detracted from relative returns. Adding exposure to Brazilian rates and the real during the period helped performance. The Fund uses currency forward contracts to manage risk and express fundamental currency views, and it uses U.S. Treasury futures to manage interest rate risk in times of market volatility.

In Latin America, the Fund prefers exposure to Brazilian rates and the real given expectations for rate cuts and potentially more favorable political momentum, as well as a long position in the Mexican peso. In Emerging Europe, the Fund prefers rates positions in Romania and Hungary and an overweight to the Polish zloty against an underweight to Turkish rates and the lira. In Asia, the Fund is overweight Indian rates and the rupee and overweight Indonesian rates, against underweights to Malaysian rates and the ringgit as well as Thai rates and the baht. The Fund is also short the Chinese yuan and Taiwan dollar.

The Funds invest in swaps, futures and forward currency contracts for both currency and interest rate risk hedging and investment purposes. During the period, active currency management via forward contracts modestly detracted from the Funds’ performance. The Funds made limited use of interest rate swaps, which did not have a meaningful performance impact.

4   Payden Mutual Funds

The Payden Emerging Market Corporate Bond Fund, Investor Class (PYCEX) returned 3.61%, the Fund’s Adviser Class (PYCAX) returned 3.59%, and the Fund’s SI Class (PYCIX) returned 3.66% for the six-month period ended April 30, 2016. The Fund’s benchmark, the JP Morgan CEMBI Diversified Index, returned 3.84% for the period. The Fund’s overweight allocation to high yield corporates was negative for relative returns. Fund positions in Brazilian industrials and Chilean transportation entities, as well as underweights to Russian and South African credit, detracted from performance. Positioning in Qatari corporates and an underweight to Colombian credit was beneficial. The Fund uses currency forward contracts to manage risk and express fundamental views, and it uses U.S. Treasury futures to manage interest rate risk in times of market volatility.

In Latin America the Fund favors corporates in fundamentally sound Mexico, Peru and Paraguay against an underweight in Colombia, which faces macro headwinds. The Fund prefers the consumer, transport and industrial sectors in Latin America, while cautious on corporates directly reliant on commodities. In Europe, the Fund prefers positions in Poland and Georgia, while being cautious on valuations in Russia and politics in Turkey. In Asia, the Fund is underweight Thailand (on fundamentals), as well as South Korea and Singapore (on valuations), while overweight Indonesia given its better growth outlook. By sector in Asia, the Fund prefers exposure to telecoms and is underweight real estate and oil & gas. The Fund is underweight South Africa and the Middle East on fundamental concerns, though constructive on Morocco. In select cases, the Fund has sovereign positions where valuations appear compelling versus corporate opportunities.

The Funds invest in swaps, futures and forward currency contracts for both currency and interest rate risk hedging and investment purposes. During the period, active currency management via forward contracts modestly detracted from the Funds’ performance. The Funds made limited use of interest rate swaps, which did not have a meaningful performance impact.

U.S. Equity Strategy

The U.S. equity markets managed to post a small positive total return for the six-month period ended April 30, 2016, despite a spike up in market volatility due to concerns of global growth, commodity price fluctuations, and deteriorating corporate profitability. The markets began the period rather quietly with stock prices largely remaining range-bound, which overcame the Federal Reserve Board’s decision in December to hike interest rates for the first time in nearly 10 years. However, the New Year was completely different, as stocks sharply sold off and oil prices slid below $30 per barrel, resulting in the worst January performance for the S&P 500 Index since 2009. The pain continued into early February as investors worried about the effect of negative interest rates on European and Japanese financial institutions and local economies. However, the selloff was short lived, as the broad stock market bounced back in mid-February on oil price stability, better than expected corporate earnings, and a dovish Federal Reserve Board. By the end of March, the broad stock market made a full recovery and closed the month in positive territory. However, the market rally stalled in the month of April due to concerns of above-average valuations and negative corporate earnings growth.

The Payden Equity Income Fund, Investor Class (PYVLX) returned 4.36% for the six-month period ended April 30, 2016, while the Fund’s Adviser Class (PYVAX) returned 4.24% and its SI Class (PYVSX) returned 4.50%. The Fund’s benchmark, the Russell 1000 Value Index, returned 1.91% for the same time period. Strong individual stock selection was the primary driver of the positive outperformance, with the best selection in the consumer discretionary and energy sectors. Sector allocation was also positive for the period as master limited partnerships, real estate investment trusts and preferred stocks all posted positive relative returns. Within common stock sectors, the underweight to financials was the largest positive contributor, while the underweight to materials was the largest negative contributor. The largest positive contributors in the Fund were toymaker Mattel and tobacco company Altria Group.

Semi-Annual Report    5

Investment Abbreviations

AMBAC - American Municipal Bond Assurance Co.

ARM - Adjustable Rate Mortgage

FDIC - Federal Deposit Insurance Corporation

FFCB - Federal Farm Credit Bank

FG - Freddie Mac Gold Pool

FH - Freddie Mac Non Gold Pool

FHLB - Federal Home Loan Banks

FHLMC - Federal Home Loan Mortgage Company (Freddie Mac)

FHR - Freddie Mac REMICS

FN - Fannie Mae Pool

FNMA - Federal National Mortgage Association (Fannie Mae)

FNR - Fannie Mae REMICS

FNW - Fannie Mae Whole Loan

G2 - Ginnie Mae II pool

GN - Ginnie Mae I pool

GNMA - Government National Mortgage Association (Ginnie Mae)

GNR - Ginnie Mae REMICS

NCUA - National Credit Union Administration

REMICS - Real Estate Mortgage Investment Conduits

6   Payden Mutual Funds

The Fund seeks stability, liquidity and current income by generally investing in the highest quality, short term securities with an average portfolio maturity not to exceed 90 days.	Portfolio Composition - percent of value

	U.S. Government Agency	57%
	Repurchase Agreement	31%
	U.S. Treasury	9%
	Cash equivalent	3%

Schedule of Investments - April 30, 2016 (Unaudited)
Principal or Shares	Security Description	Value (000)
U.S. Government Agency (57%)
700,000	FFCB, 0.41%, 10/03/16 (a)	$700
7,500,000	FFCB, 0.42%, 9/27/16 (a)	7,500
7,000,000	FFCB, 0.44%, 12/28/16 (a)	7,000
3,500,000	FFCB, 0.47%, 12/28/16 (a)	3,500
1,000,000	FFCB, 0.48%, 2/13/17 (a)	999
1,653,000	FFCB, 0.49%, 1/17/17 (a)	1,652
415,000	FFCB, 0.49%, 2/27/17 (a)	415
1,200,000	FFCB, 0.49%, 4/17/17 (a)	1,200
5,000,000	FFCB, 0.51%, 7/15/16 (a)	5,000
5,304,000	FFCB, 4.88%, 1/17/17	5,466
5,000,000	FHLB, 0.49%, 10/17/16 (a)	5,000
10,000,000	FHLB, 0.57%, 1/19/17 (a)	10,000
10,000,000	FHLB Disc Note, 0.25%, 5/11/16 (b)	9,999
5,000,000	FHLB Disc Note, 0.25%, 5/18/16 (b)	4,999
7,400,000	FHLB Disc Note, 0.29%, 6/09/16 (b)	7,397
10,000,000	FHLB Disc Note, 0.29%, 6/17/16 (b)	9,995
5,000,000	FHLB Disc Note, 0.32%, 7/20/16 (b)	4,996
1,000,000	FHLMC, 0.44%, 4/20/17 (a)	1,000
5,000,000	FHLMC, 0.50%, 1/27/17	4,997
3,305,000	FHLMC, 0.88%, 2/22/17	3,312
5,000,000	FHLMC, 1.00%, 3/08/17	5,015
10,000,000	FHLMC Disc Note, 0.29%, 6/03/16 (b)	9,997
15,000,000	FNMA, 0.46%, 8/26/16 (a)	15,002
565,000	FNMA, 0.46%, 7/20/17 (a)	564
7,500,000	FNMA, 0.52%, 10/21/16 (a)	7,500
6,127,000	FNMA, 1.25%, 9/28/16	6,147
6,000,000	FNMA, 5.00%, 2/13/17	6,206
10,000,000	FNMA Disc Note, 0.25%, 5/06/16 (b)	10,000
5,000,000	FNMA Disc Note, 0.25%, 5/13/16 (b)	4,999
10,000,000	FNMA Disc Note, 0.25%, 5/25/16 (b)	9,998
Total U.S. Government Agency (Cost - $170,555)		170,555
U.S. Treasury (9%)
10,000,000	U.S. Treasury Bill, 0.29%, 5/12/16 (b)	10,000
10,000,000	U.S. Treasury Note, 0.29%, 4/30/17 (a)	9,999
5,000,000	U.S. Treasury Note, 0.30%, 7/31/17 (a)	4,997
Total U.S. Treasury (Cost - $24,996)		24,996
Investment Company (3%)
8,486,547	Dreyfus Treasury & Agency Cash Management, Institutional Shares (Cost - $8,486)	8,486

Principal or Shares	Security Description	Value (000)
Repurchase Agreement (31%)
30,000,000	Bank of Montreal Tri Party, 0.26% (c)	$30,000
20,000,000	Citigroup Tri Party, 0.28% (d)	20,000
30,000,000	Goldman Sachs Tri Party, 0.28% (e)	30,000
13,000,000	RBC Capital Tri Party, 0.29% (f)	13,000
Total Repurchase Agreement (Cost - $93,000)		93,000
Total (Cost - $297,037) (100%)		297,037
Other Assets, net of Liabilities (0%)		129
Net Assets (100%)		$297,166

(a)	Variable rate security. The rate shown reflects the rate in effect at April 30, 2016. See Note 2 in the Notes to Financial Statements.
(b)	Yield to maturity at time of purchase.
(c)	The repurchase agreement dated 04/28/2016 is collateralized by the following securities:

Bank of Montreal Tri Party
28,948,500	U.S. Treasury Securities, maturity from May 16-Aug 45, yielding from 0.00%-8.875%	$30,600

(d)	The repurchase agreement dated 04/27/2016 is collateralized by the following securities:

Citigroup Tri Party
20,408,500	U.S. Treasury Note, maturity dated April 18, yield rate 0.625%	$20,400

(e)	The repurchase agreement dated 01/26/2016 is collateralized by the following securities:

Goldman Sachs Tri Party
39,638,210	FNMA, maturity from May 28-Apr 46, yielding from 3.00%-4.00%	$30,600

(f)	The repurchase agreement dated 04/29/2016 is collateralized by the following securities:

RBC Capital Tri Party
15,793,931	FNMA, maturity from Nov 25-April 46, yielding from 3.00%-5.50%	$12,224
1,830,171	GNMA, maturity from Nov 43, yielding from 4.00%	1,036

		$13,260

Semi-Annual Report    7

Offsetting Assets and Liabilities

The Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows: (000s)

Repurchase Agreement	Value (000’s)

Total gross amount of repurchase agreements presented on the Statements of Assets and Liabilities	$93,000
Non-cash Collateral	(50,000)

Net Amount	$43,000

See notes to financial statements.

8   Payden Mutual Funds

The Fund seeks a total return greater than a money market fund along with the preservation of capital by generally investing in investment grade debt securities with a maximum average portfolio maturity not to exceed two years.

Portfolio Composition - percent of value

Corporate	43%
U.S. Treasury	19%
Asset Backed	14%
Mortgage Backed	9%
U.S. Government Agency	8%
Other	7%

Schedule of Investments - April 30, 2016 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (14%)
667,417	American Homes 4 Rent 2014-SFR1 144A, 1.69%, 6/17/31 (a)	$660
2,183,158	AmeriCredit Automobile Receivables Trust 2015-3, 1.07%, 1/08/19	2,183
2,500,000	Apidos CLO 144A, 1.78%, 4/15/25 (a)	2,467
1,769,979	ARI Fleet Lease Trust 2014-A 144A, 0.81%, 11/15/22 (a)	1,767
169,816	Asset Backed Funding Certificates, 1.06%, 4/25/34	167
34,482	AUTO ABS, 0.76%, 5/25/24 EUR (b)	40
3,050,000	Babson CLO Ltd. 144A, 1.73%, 4/20/25 (a)	3,001
330,000	Capital Auto Receivables Asset Trust 2013-1, 1.29%, 4/20/18	330
340,000	Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18	340
2,189,725	Capital Auto Receivables Asset Trust 2015-1, 0.95%, 7/20/17	2,190
1,400,000	Cent CLO LP 144A, 1.76%, 7/23/25 (a)	1,377
1,500,000	Chase Issuance Trust, 0.68%, 4/15/19	1,495
637,525	Chrysler Capital Auto Receivables Trust 2015-A 144A, 0.81%, 11/15/17 (a)	637
2,663,894	CNH Equipment Trust 2015-A, 0.84%, 6/15/18	2,662
684,947	Colony American Homes 2014-1 144A, 1.59%, 5/17/31 (a)	679
1,072,025	Colony American Homes 2014-2 144A, 1.39%, 7/17/31 (a)	1,056
2,640,000	Dryden XXII Senior Loan Fund 144A, 1.72%, 8/15/25 (a)	2,609
950,000	Dryden XXXI Senior Loan Fund 144A, 2.53%, 4/18/26 (a)	941
292,460	Enterprise Fleet Financing LLC 144A, 1.05%, 3/20/20 (a)	291
410,245	Fifth Third Auto 2013-1, 0.88%, 10/16/17	410
525,092	GSAMP Trust 2004-SEA2, 1.09%, 3/25/34	525
699,184	Hyundai Auto Lease Securitization Trust 2014-A 144A, 0.75%, 4/17/17 (a)	699
1,489,771	Hyundai Auto Lease Securitization Trust 2015-B 144A, 0.75%, 12/15/17 (a)	1,490
1,859,694	Invitation Homes 2013-SFR1 Trust 144A, 1.59%, 12/17/30 (a)	1,849
2,931,986	Invitation Homes 2014-SFR1 Trust 144A, 1.44%, 6/17/31 (a)	2,898
1,859,580	Invitation Homes 2014-SFR2 Trust 144A, 1.54%, 9/17/31 (a)	1,846
759,929	Invitation Homes 2015-SFR3 Trust 144A, 1.74%, 8/17/32 (a)	763

Principal or Shares	Security Description	Value (000)

96,707	Long Beach Mortgage Loan Trust, 6.25%, 8/25/33	$88
1,740,000	Madison Park Funding XIII Ltd. 144A, 2.08%, 1/19/25 (a)	1,734
656,147	Mercedes Benz Auto Lease Trust 2015-A, 0.78%, 2/15/17	656
260,614	Nelnet Student Loan Trust 2014-2A 144A, 0.72%, 6/25/21 (a)	259
628,776	Nissan Auto Receivables 2015-A Owner Trust, 0.67%, 9/15/17	629
1,000,000	Octagon Investment Partners 24 Ltd. 144A, 2.57%, 5/21/27 (a)	980
2,585,000	Octagon Investment Partners XIX Ltd. 144A, 2.15%, 4/15/26 (a)	2,582
1,115,000	Octagon Inv estment Partners XXIII Ltd. 144A, 2.63%, 7/15/27 (a)	1,096
543,027	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, 0.70%, 11/25/35	541
2,000,000	Progress Residential 2015-SFR1 Trust 144A, 1.84%, 2/17/32 (a)	2,001
112,328	SLM Student Loan Trust, 0.88%, 4/25/17	112
3,955,000	Symphony CLO XV Ltd. 144A, 2.08%, 10/17/26 (a)	3,931
3,220,000	Trade MAPS 1 Ltd. 144A, 1.14%, 12/10/18 (a)	3,207
2,530,000	Tyron Park CLO Ltd. 144A, 1.75%, 7/15/25 (a)	2,494
1,742,074	Volkswagen Auto Lease Trust 2015-A, 0.87%, 6/20/17	1,739
Total Asset Backed (Cost - $57,768)		57,421
Bank Loans(c) (0%)
447,500	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20	451
815,000	ARAMARK Corp. Term Loan E 1L, 3.25%, 9/07/19	817
Total Bank Loans (Cost - $1,263)		1,268
Commercial Paper (2%)
3,500,000	Amcor Ltd. 144A, 0.00%, 5/27/16 (a)	3,499
4,000,000	Mondelez International 144A, 0.00%, 5/24/16 (a)	3,998
Total Commercial Paper (Cost - $7,497)		7,497
Corporate Bond (43%)
1,500,000	Abbey National Treasury Services PLC/Stamford CT, 1.14%, 3/13/17	1,499
1,240,000	Abbey National Treasury Services PLC/United Kingdom, 2.50%, 3/14/19	1,260
2,330,000	AbbVie Inc., 1.80%, 5/14/18	2,347

Semi-Annual Report    9

Principal or Shares	Security Description	Value (000)

600,000	Actavis Funding SCS, 1.30%, 6/15/17	$599
1,840,000	Actavis Funding SCS, 1.51%, 9/01/16	1,842
920,000	Actavis Funding SCS, 1.71%, 3/12/18	924
940,000	Actavis Funding SCS, 1.85%, 3/01/17	943
980,000	AES Corp./VA, 3.64%, 6/01/19	964
735,000	Aircastle Ltd., 6.75%, 4/15/17	761
500,000	Alibaba Group Holding Ltd., 1.63%, 11/28/17	500
750,000	Allied Irish Banks PLC, 2.88%, 11/28/16 EUR (b)	871
1,000,000	Ally Financial Inc., 3.50%, 7/18/16	1,006
1,240,000	American Express Co., 1.21%, 5/22/18	1,235
680,000	American Honda Finance Corp., 1.44%, 2/22/19	682
1,610,000	Amgen Inc., 1.00%, 5/22/17	1,607
460,000	Anheuser-Busch InBev Finance Inc., 1.90%, 2/01/19	467
1,630,000	Anheuser-Busch InBev Finance Inc., 1.90%, 2/01/21	1,667
780,000	ANZ New Zealand International Ltd./London 144A, 1.15%, 4/27/17 (a)	781
280,000	Apple Inc., 1.30%, 2/23/18	282
290,000	Apple Inc., 1.44%, 2/22/19	294
2,840,000	Asian Development Bank, 0.88%, 4/26/18	2,837
1,150,000	ASIF III Jersey Ltd., 5.38%, 10/14/16 GBP (b)	1,712
1,930,000	Australia & New Zealand Banking Group Ltd. 144A, 1.37%, 11/16/18 (a)	1,928
687,000	AutoZone Inc., 1.30%, 1/13/17	688
400,000	AutoZone Inc., 1.63%, 4/21/19	401
1,600,000	Aviation Capital Group Corp. 144A, 2.88%, 9/17/18 (a)	1,599
3,500,000	Bank Nederlandse Gemeenten NV 144A, 0.50%, 7/28/16 (a)	3,496
1,350,000	Bank of America Corp., 0.60%, 3/28/18 EUR (b)	1,542
1,600,000	Bank of America Corp., 1.19%, 5/02/17	1,591
700,000	Bank of America Corp., 1.70%, 8/25/17	702
160,000	Bank of America Corp., 3.88%, 3/22/17	164
670,000	Bank of New York Mellon Corp., 1.20%, 8/01/18	669
770,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.20%, 3/10/17 (a)	769
930,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.45%, 9/08/17 (a)	930
660,000	Banque Federative du Credit Mutuel SA 144A, 2.00%, 4/12/19 (a)	663
860,000	Barclays PLC, 2.00%, 3/16/18	856
1,200,000	BAT International Finance PLC 144A, 1.14%, 6/15/18 (a)	1,198
770,000	Baxalta Inc. 144A, 1.40%, 6/22/18 (a)	761
1,000,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	1,029
1,540,000	Becton Dickinson and Co., 1.45%, 5/15/17	1,543
1,120,000	Berkshire Hathaway Finance Corp., 1.45%, 3/07/18	1,131
620,000	BMW U.S. Capital LLC 144A, 1.50%, 4/11/19 (a)	622
1,100,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (a)	1,105
210,000	BP Capital Markets PLC, 1.13%, 5/10/18	208
1,220,000	BP Capital Markets PLC, 1.26%, 9/26/18	1,213
1,170,000	BP Capital Markets PLC, 1.67%, 2/13/18	1,174
1,750,000	BPCE SA, 1.47%, 2/10/17	1,755

Principal or Shares	Security Description	Value (000)

1,500,000	Branch Banking & Trust Co., 0.95%, 9/13/16	$1,500
300,000	British Telecommunications PLC, 1.25%, 2/14/17	300
1,150,000	British Telecommunications PLC, 8.50%, 12/07/16 GBP (b)	1,752
350,000	Cameron International Corp., 1.40%, 6/15/17	349
500,000	Canadian Natural Resources Ltd., 1.75%, 1/15/18	492
390,000	Celgene Corp., 2.13%, 8/15/18	395
1,180,000	Chevron Corp., 1.34%, 11/09/17	1,186
690,000	Cisco Systems Inc., 1.40%, 2/28/18	695
1,000,000	CIT Group Inc., 4.25%, 8/15/17	1,017
2,225,000	Citigroup Inc., 0.91%, 6/09/16	2,225
750,000	Citigroup Inc., 1.07%, 11/30/17 EUR (b)	860
750,000	Citigroup Inc., 1.85%, 11/24/17	753
1,100,000	Citizens Bank NA/Providence RI, 1.60%, 12/04/17	1,097
310,000	Citizens Bank NA/Providence RI, 2.30%, 12/03/18	312
680,000	CNH Industrial Capital LLC, 3.88%, 7/16/18	683
600,000	CNPC General Capital Ltd. 144A, 1.52%, 5/14/17 (a)	601
790,000	Commonwealth Bank of Australia/New York NY, 1.75%, 11/02/18	794
940,000	Compass Bank, 1.85%, 9/29/17	936
1,600,000	ConAgra Foods Inc., 1.00%, 7/21/16	1,600
1,090,000	Credit Agricole SA/London 144A, 1.43%, 4/15/19 (a)	1,083
1,800,000	Credit Agricole SA/London 144A, 1.61%, 6/10/20 (a)	1,797
1,000,000	Credit Suisse AG/Guernsey 144A, 2.60%, 5/27/16 (a)	1,001
1,200,000	Credit Suisse/New York NY, 1.12%, 5/26/17	1,197
900,000	Credit Suisse/New York NY, 1.33%, 1/29/18	897
1,840,000	CVS Health Corp., 1.90%, 7/20/18	1,866
1,860,000	Daimler Finance North America LLC 144A, 0.93%, 3/02/17 (a)	1,855
800,000	Daimler Finance North America LLC 144A, 1.38%, 8/01/17 (a)	800
1,270,000	Dominion Resources Inc./VA, 1.25%, 3/15/17	1,271
400,000	eBay Inc., 2.50%, 3/09/18	408
350,000	Enbridge Inc., 1.08%, 6/02/17	340
600,000	Enbridge Inc., 1.28%, 10/01/16	596
650,000	Enbridge Inc., 1.33%, 3/13/17 CAD (b)	515
960,000	Exxon Mobil Corp., 1.44%, 3/01/18	969
540,000	Fifth Third Bank/Cincinnati OH, 2.30%, 3/15/19	546
1,460,000	Ford Motor Credit Co. LLC, 1.46%, 3/12/19	1,441
610,000	Ford Motor Credit Co. LLC, 1.87%, 5/09/16	610
1,000,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	1,008
300,000	GATX Corp., 1.25%, 3/04/17	299
800,000	GE Capital UK Funding, 0.74%, 3/20/17 GBP (b)	1,168
1,800,000	General Motors Financial Co. Inc., 1.99%, 4/10/18	1,790
1,000,000	General Motors Financial Co. Inc., 2.75%, 5/15/16	1,001
1,270,000	Glencore Funding LLC 144A, 1.99%, 1/15/19 (a)	1,194

10   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,590,000	Goldman Sachs Group Inc., 1.68%, 4/25/19	$1,592
1,200,000	HBOS PLC, 0.60%, 9/01/16 EUR (b)	1,372
400,000	Hess Corp., 1.30%, 6/15/17	397
1,510,000	Hewlett Packard Enterprise Co. 144A, 2.45%, 10/05/17 (a)	1,527
1,700,000	Hewlett Packard Enterprise Co. 144A, 2.56%, 10/05/18 (a)	1,719
980,000	HSBC Bank PLC 144A, 1.26%, 5/15/18 (a)	975
880,000	HSBC USA Inc., 1.08%, 3/03/17	879
620,000	HSBC USA Inc., 1.51%, 9/24/18	619
550,000	Huntington National Bank, 1.30%, 11/20/16	551
300,000	Huntington National Bank, 1.35%, 8/02/16	300
480,000	Huntington National Bank, 2.20%, 11/06/18	484
990,000	Hyundai Capital America 144A, 1.45%, 2/06/17 (a)	990
720,000	Imperial Tobacco Finance PLC 144A, 2.05%, 7/20/18 (a)	725
480,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	484
1,320,000	ING Bank NV 144A, 2.00%, 11/26/18 (a)	1,329
1,000,000	International Lease Finance Corp., 3.88%, 4/15/18	1,017
800,000	Jackson National Life Global Funding 144A, 1.25%, 2/21/17 (a)	801
700,000	John Deere Capital Corp., 1.95%, 1/08/19	712
170,000	Johnson Controls Inc., 1.40%, 11/02/17	170
1,200,000	JPMorgan Chase & Co., 1.07%, 5/30/17 GBP (b)	1,747
1,600,000	JPMorgan Chase & Co., 1.59%, 1/23/20	1,602
640,000	KeyBank NA/Cleveland OH, 2.35%, 3/08/19	648
490,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	486
370,000	L-3 Communications Corp., 1.50%, 5/28/17	370
176,000	Lockheed Martin Corp., 1.85%, 11/23/18	179
350,000	Lowe’s Companies Inc., 1.23%, 9/14/18	353
1,640,000	Macquarie Bank Ltd. 144A, 1.27%, 10/27/17 (a)	1,635
1,590,000	Macquarie Group Ltd. 144A, 1.64%, 1/31/17 (a)	1,592
1,300,000	Martin Marietta Materials Inc., 1.73%, 6/30/17	1,290
550,000	Metropolitan Life Global Funding I 144A, 1.95%, 12/03/18 (a)	556
640,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (a)	640
1,600,000	Mizuho Bank Ltd. 144A, 1.06%, 4/16/17 (a)	1,594
820,000	Mizuho Bank Ltd. 144A, 1.08%, 9/25/17 (a)	818
1,570,000	Morgan Stanley, 1.38%, 7/23/19	1,558
670,000	Morgan Stanley, 1.92%, 4/25/18	678
940,000	Morgan Stanley, 2.45%, 2/01/19	955
620,000	Morgan Stanley, 6.63%, 4/01/18	677
1,750,000	National City Bank/Cleveland OH, 1.01%, 6/07/17	1,746
1,750,000	NBCUniversal Enterprise Inc. 144A, 1.31%, 4/15/18 (a)	1,753
1,900,000	Nederlandse Waterschapsbank NV 144A, 1.25%, 9/18/17 (a)	1,904
1,000,000	New York Life Global Funding, 0.91%, 9/28/17 GBP (b)	1,458
930,000	New York Life Global Funding 144A, 1.55%, 11/02/18 (a)	935
930,000	Newell Brands Inc., 2.60%, 3/29/19	952
1,070,000	Nordea Bank AB 144A, 1.48%, 9/17/18 (a)	1,073

Principal or Shares	Security Description	Value (000)

1,250,000	NSTAR Electric Co., 0.86%, 5/17/16	$1,250
600,000	NXP BV / NXP Funding LLC 144A, 3.50%, 9/15/16 (a)	604
500,000	PACCAR Financial Corp., 1.24%, 12/06/18	502
600,000	Perrigo Co. PLC, 1.30%, 11/08/16	599
330,000	Philip Morris International Inc., 1.38%, 2/25/19	331
2,300,000	Qwest Corp., 8.38%, 5/01/16	2,300
640,000	Reliance Standard Life Global Funding II 144A, 2.15%, 10/15/18 (a)	642
650,000	Rogers Communications Inc., 1.48%, 3/13/17 CAD (b)	518
1,920,000	Royal Bank of Canada, 1.63%, 4/15/19	1,924
1,000,000	Sabine Pass LNG LP, 7.50%, 11/30/16	1,024
900,000	Santander Bank NA, 2.00%, 1/12/18	897
660,000	Seagate HDD Cayman, 3.75%, 11/15/18	654
1,050,000	Shell International Finance BV, 1.25%, 11/10/17	1,051
500,000	Societe Des Autoroutes Paris-Rhin-Rhone, 0.51%, 3/31/19 EUR (b)	577
250,000	Southern Power Co., 1.85%, 12/01/17	252
1,600,000	Standard Chartered PLC 144A, 0.97%, 9/08/17 (a)	1,586
690,000	Stanley Black & Decker Inc., 2.45%, 11/17/18	703
700,000	Statoil ASA, 1.09%, 11/08/18	695
440,000	Stryker Corp., 2.00%, 3/08/19	446
1,130,000	Sumitomo Mitsui Banking Corp., 1.06%, 1/10/17	1,129
920,000	Suntory Holdings Ltd. 144A, 1.65%, 9/29/17 (a)	922
2,000,000	SunTrust Bank/Atlanta GA, 1.06%, 2/15/17	1,997
1,420,000	Svensk Exportkredit AB, 1.25%, 4/12/19	1,419
2,109,000	Svensk Exportkredit AB, 2.13%, 7/13/16	2,115
1,005,000	Synchrony Financial, 1.88%, 8/15/17	1,005
490,000	Synchrony Financial, 2.60%, 1/15/19	494
270,000	Sysco Corp., 1.90%, 4/01/19	272
450,000	TECO Finance Inc., 1.23%, 4/10/18	442
800,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (a)	804
330,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	330
260,000	Thermo Fisher Scientific Inc., 2.15%, 12/14/18	262
300,000	Thomson Reuters Corp., 1.30%, 2/23/17	300
770,000	Thomson Reuters Corp., 1.65%, 9/29/17	771
670,000	Total Capital International SA, 1.19%, 8/10/18	666
130,000	TransAlta Corp., 1.90%, 6/03/17	128
1,500,000	UBS AG/Stamford CT, 1.33%, 3/26/18	1,500
1,750,000	Union Bank NA, 1.38%, 9/26/16	1,753
1,000,000	UnitedHealth Group Inc., 1.08%, 1/17/17	1,002
300,000	Ventas Realty LP, 1.25%, 4/17/17	299
430,000	Ventas Realty LP, 1.55%, 9/26/16	431
2,200,000	Verizon Communications Inc., 1.04%, 6/09/17	2,202
210,000	Verizon Communications Inc., 1.41%, 6/17/19	210
850,000	Verizon Communications Inc., 2.38%, 9/14/18	873
9,200,000	Volvo Treasury AB, 0.71%, 6/03/16 SEK (b)	1,146
250,000	Walgreens Boots Alliance Inc., 1.75%, 11/17/17	251
570,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 1.75%, 9/15/17 (a)	570
1,740,000	Wells Fargo Bank NA, 1.38%, 1/22/18	1,749
400,000	Whirlpool Corp., 1.65%, 11/01/17	401
400,000	WM Wrigley Jr. Co. 144A, 1.40%, 10/21/16 (a)	401
410,000	Xcel Energy Inc., 0.75%, 5/09/16	410
1,190,000	Zimmer Holdings Inc., 1.45%, 4/01/17	1,191
Total Corporate Bond (Cost - $183,098)		181,858

Semi-Annual Report    11

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (0%)
60,667	FDIC Structured Sale Guaranteed Notes 144A, 0.99%, 2/25/48 (a)	$61
1,697,434	FDIC Structured Sale Guaranteed Notes 144A, 1.16%, 12/04/20 (a)	1,697
Total FDIC Guaranteed (Cost - $1,758)		1,758
Foreign Government (3%)
10,900,000	Canadian Government Bond, 1.25%, 2/01/18 CAD (b)	8,773
600,000	Kommunalbanken AS 144A, 0.88%, 10/03/16 (a)	600
3,500,000	Municipality Finance PLC 144A, 1.25%, 9/12/16 (a)	3,505
1,600,000	Province of New Brunswick Canada, 1.07%, 8/01/19 CAD (b)	1,272
Total Foreign Government (Cost - $13,363)		14,150
Mortgage Backed (9%)
24,711	Bear Stearns ALT-A Trust, 2.90%, 3/25/34	24
2,304,538	BLCP Hotel Trust 2014-CLRN 144A, 1.38%, 8/15/29 (a)	2,270
851,544	Fannie Mae Connecticut Avenue Securities, 1.39%, 5/25/24	847
666,080	Fannie Mae Connecticut Avenue Securities, 1.64%, 7/25/24	666
1,487,950	Fannie Mae Connecticut Avenue Securities, 2.04%, 1/25/24	1,489
2,157,806	Fannie Mae Connecticut Avenue Securities, 2.04%, 4/25/28	2,157
778,197	Fannie Mae Connecticut Avenue Securities, 2.44%, 10/25/23	783
1,045,000	Fannie Mae Connecticut Avenue Securities, 2.59%, 9/25/28	1,055
4,400,000	FFCB, 0.48%, 1/02/18	4,395
376,387	FH 1B2612 ARM, 2.62%, 11/01/34	398
158,942	FH 847515 ARM, 2.71%, 2/01/34	169
67,660	FN 708229 ARM, 2.40%, 4/01/33	71
1,137,345	FN 784365 ARM, 2.05%, 5/01/34	1,191
1,152,704	FN 870542 ARM, 2.62%, 3/01/36	1,190
61,569	FN 878544 ARM, 2.98%, 3/01/36	65
265,096	FN 889821 ARM, 2.52%, 12/01/36	279
866,802	FN 906140 ARM, 2.57%, 1/01/37	910
319,103	FN AD0079 ARM, 2.48%, 11/01/35	337
499,080	FN AL0502 ARM, 2.96%, 6/01/41	521
513,795	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.44%, 2/25/24	514
452,751	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.89%, 11/25/23	453
150,938	GNR 2002-48 FT, 0.64%, 12/16/26	151
1,810,000	Gosforth Funding 2016-1 PLC 144A, 1.22%, 2/15/58 GBP (a)(b)	2,639
542,490	Harborview Mortgage Loan Trust, 3.02%, 1/19/35	503
1,142,460	Hilton USA Trust 2013-HLF 144A, 1.44%, 11/05/30 (a)	1,142

Principal or Shares	Security Description	Value (000)

1,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.68%, 1/15/32 (a)	$1,196
1,819,617	JP Morgan Seasoned Mortgage Trust 2014-1 144A, 0.94%, 5/25/33 (a)	1,750
97,594	MASTR Asset Securitization Trust, 5.00%, 7/25/19	98
2,500,000	Pepper Residential Securities Trust No 14, 0.76%, 6/12/16	2,499
2,400,000	Permanent Master Issuer PLC 144A, 1.13%, 7/15/42 (a)	2,402
124,803	Sequoia Mortgage Trust, 0.84%, 10/20/27	122
639,408	Sequoia Mortgage Trust, 1.45%, 2/25/43	617
774,895	Sequoia Mortgage Trust, 1.55%, 4/25/43	755
224,177	Sequoia Mortgage Trust, 2.87%, 1/25/42	226
470,628	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	469
314,437	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (a)	315
478,629	Springleaf Mortgage Loan Trust 144A, 1.87%, 9/25/57 (a)	480
240,323	Structured Adjustable Rate Mortgage Loan Trust, 2.68%, 9/25/34	208
53,279	Structured Asset Mortgage Investments Inc., 3.83%, 7/25/32	55
1,100,000	Towd Point Mortgage Funding 2016-Granite1 PLC 144A, 1.77%, 7/20/46 GBP (a)(b)	1,609
Total Mortgage Backed (Cost - $37,044)		37,020
Municipal (0%)
260,000	California Earthquake Authority, 1.19%, 7/01/16 (Cost - $260)	260
NCUA Guaranteed (1%)
582,750	NCUA Guaranteed Notes Trust 2010-R1, 0.89%, 10/07/20	583
276,970	NCUA Guaranteed Notes Trust 2010-R2, 0.80%, 11/06/17	277
1,693,451	NCUA Guaranteed Notes Trust 2010-R3, 0.01%, 12/08/20	1,697
553,753	NCUA Guaranteed Notes Trust 2011-R1, 0.89%, 1/08/20	554
38,581	NCUA Guaranteed Notes Trust 2011-R2, 0.84%, 2/06/20	38
221,023	NCUA Guaranteed Notes Trust 2011-R5, 0.82%, 4/06/20	221
Total NCUA Guaranteed (Cost - $3,372)		3,370
U.S. Government Agency (8%)
10,000,000	FHLB Disc Note, 0.24%, 5/18/16 (d)	9,999
10,000,000	FHLB Disc Note, 4.95%, 5/06/16 (d)	10,000
14,400,000	FHLMC, 0.44%, 4/20/17	14,396
Total U.S. Government Agency (Cost - $34,395)		34,395
U.S. Treasury (19%)
12,500,000	U.S. Treasury Bill, 0.02%, 5/05/16 (d)	12,500
5,500,000	U.S. Treasury Note, 0.27%, 10/31/16 (e)(f)(g)	5,500
16,210,000	U.S. Treasury Note, 0.30%, 1/31/17	16,214

12   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

8,000,000	U.S. Treasury Note, 0.50%, 8/31/16	$8,004
5,000,000	U.S. Treasury Note, 0.50%, 3/31/17	4,998
5,000,000	U.S. Treasury Note, 0.63%, 12/15/16	5,004
10,110,000	U.S. Treasury Note, 0.63%, 9/30/17	10,102
250,000	U.S. Treasury Note, 0.75%, 10/31/17	250
10,000,000	U.S. Treasury Note, 0.88%, 1/31/17	10,025
4,660,000	U.S. Treasury Note, 0.88%, 11/30/17	4,672
5,000,000	U.S. Treasury Note, 0.88%, 1/15/18	5,012
500,000	U.S. Treasury Note, 1.13%, 6/15/18	504
Total U.S. Treasury (Cost - $82,695)		82,785
Purchased Call Options (0%)
231	Eurodollar 1-Year Mid-Curve Option, 99.38, 6/13/16 (Cost - $24)	5
Purchased Put Options (0%)
231	Eurodollar 1-Year Mid-Curve Option, 99, 6/13/16 (Cost - $21)	2
Investment Company (1%)
5,802,994	Payden Cash Reserves Money Market Fund * (Cost - $5,803)	5,803
Total (Cost - $428,361) (100%)		427,592
Liabilities in excess of Other Assets (0%)		(154)
Net Assets (100%)		$427,438

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Principal in foreign currency.
(c)	Variable rate security. The rate shown reflects the rate in effect at April 30, 2016. The stated maturity is subject to prepayments.
(d)	Yield to maturity at time of purchase.
(e)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(f)	All or a portion of the security is pledged to cover futures contract margin requirements.
(g)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Depreciation (000s)

Liabilities:
5/9/2016	British Pound (Sell 8,344)	HSBC Bank USA, N.A.	$(399)
5/9/2016	Canadian Dollar (Sell 13,951)	Royal Bank of Canada	(465)
5/9/2016	Euro (Sell 4,631)	Citibank, N.A.	(13)
7/14/2016	Euro (Sell 1,891)	Citibank, N.A.	(11)
6/16/2016	Japanese Yen (Sell 469,800)	Bank of America N.A.	(128)
5/9/2016	Swedish Krona (Sell 9,215)	BNP PARIBAS	(15)

			$(1,031)

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund Pays	Clearinghouse	Expiration Date	Notional Principal (000s)	Value (000s)

CDX.NA.IG.26	1.00%	Chicago Mercantile	Jun-21	USD 4,000	$(49)
iTraxx Series 100	1.00%	Intercontinental Exchange	Jun-21	EUR 7,040	12
					$(37)

See notes to financial statements.

Semi-Annual Report    13

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade securities with a maximum average portfolio maturity not to exceed three years.

Portfolio Composition - percent of value

Corporate	50%
U.S. Treasury	19%
Asset Backed	13%
Mortgage Backed	8%
Foreign Government	6%
Other	4%

Schedule of Investments - April 30, 2016 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (13%)
2,069,961	American Homes 4 Rent 2014-SFR1 144A, 1.69%, 6/17/31 (a)	$2,046
2,835,000	AmeriCredit Automobile Receivables Trust 2014-3, 3.13%, 10/08/20	2,850
2,390,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.21%, 5/10/21	2,396
6,360,000	Apidos CLO 144A, 1.78%, 4/15/25 (a)	6,275
500,000	Apidos CLO 144A, 2.33%, 4/15/25 (a)	488
2,000,000	Babson CLO Ltd. 144A, 1.73%, 4/20/25 (a)	1,968
1,900,000	Babson CLO Ltd. 144A, 3.48%, 4/20/27 (a)	1,815
7,420,000	Barclays Dryrock Issuance Trust 2015-4, 1.72%, 8/16/21	7,450
670,000	Capital Auto Receivables Asset Trust 2013-1, 1.29%, 4/20/18	670
845,000	Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18	846
4,915,000	Capital Auto Receivables Asset Trust 2015-2, 1.39%, 9/20/18	4,915
4,550,000	Cent CLO LP 144A, 1.76%, 7/23/25 (a)	4,474
1,900,000	Chase Issuance Trust, 0.68%, 4/15/19	1,893
2,207,050	Colony American Homes 2014-1 144A, 1.59%, 5/17/31 (a)	2,189
2,262,072	Colony American Homes 2014-2 144A, 1.39%, 7/17/31 (a)	2,228
4,905,000	Dryden XXII Senior Loan Fund 144A, 1.72%, 8/15/25 (a)	4,847
3,140,000	Dryden XXII Senior Loan Fund 144A, 2.17%, 8/15/25 (a)	3,045
550,000	Dryden XXXI Senior Loan Fund 144A, 2.53%, 4/18/26 (a)	545
685,000	Dryden XXXI Senior Loan Fund 144A, 3.48%, 4/18/26 (a)	680
3,340,000	Fifth Third Auto Trust 2015-1, 1.02%, 5/15/18	3,340
750,000	Great America Leasing Receivables Funding LLC 144A, 1.83%, 6/17/19 (a)	751
954,713	GSAMP Trust 2004-SEA2, 1.09%, 3/25/34	955
2,594,035	Invitation Homes 2013-SFR1 Trust 144A, 1.59%, 12/17/30 (a)	2,579
3,934,480	Invitation Homes 2014-SFR2 Trust 144A, 1.54%, 9/17/31 (a)	3,905
2,442,929	Kubota Credit Owner Trust 2015-1 144A, 0.94%, 12/15/17 (a)	2,441
605,114	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (a)	654
1,200,000	Madison Park Funding XVII Ltd 144A, 3.53%, 7/21/27 (a)	1,193

Principal or Shares	Security Description	Value (000)

3,675,000	Octagon Investment Partners XIX Ltd. 144A, 2.63%, 4/15/26 (a)	$3,605
2,500,000	Octagon Investment Partners XXIII Ltd. 144A, 2.63%, 7/15/27 (a)	2,457
970,000	Santander Drive Auto Receivables Trust 2015-1, 3.24%, 4/15/21	981
8,300,000	Symphony CLO XV Ltd. 144A, 2.08%, 10/17/26 (a)	8,250
4,250,000	Trade MAPS 1 Ltd. 144A, 1.14%, 12/10/18 (a)	4,232
2,085,000	Tyron Park CLO Ltd. 144A, 1.75%, 7/15/25 (a)	2,055
4,215,000	Tyron Park CLO Ltd. 144A, 2.18%, 7/15/25 (a)	4,085
1,160,000	Venture XVII CLO Ltd. 144A, 3.48%, 7/15/26 (a)	1,083
1,641,828	VOLT XXII LLC 144A, 3.50%, 2/25/55 (a)	1,633
939,722	VOLT XXV LLC 144A, 3.50%, 6/26/45 (a)	930
2,333,052	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (a)	2,313
Total Asset Backed (Cost - $99,778)		99,062
Bank Loans(b) (2%)
1,510,313	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20	1,521
2,332,500	American Builders & Contractors Supply Co. Inc. Term Loan B1 IL, 3.50%, 4/16/20	2,341
3,290,227	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20	3,294
2,765,109	Dole Food Co. Inc. Term Loan B 1L, 4.50%, 11/01/18	2,767
2,924,623	Starwood Property Trust Inc. Term Loan 1L, 3.50%, 4/19/20	2,913
Total Bank Loans (Cost - $12,844)		12,836
Corporate Bond (50%)
Consumer Cyclical (4%)
790,000	AutoZone Inc., 1.63%, 4/21/19	792
1,300,000	BMW U.S. Capital LLC 144A, 1.50%, 4/11/19 (a)	1,303
520,000	Carnival Corp., 1.88%, 12/15/17	522
1,800,000	Daimler Finance North America LLC 144A, 1.38%, 8/01/17 (a)	1,801
2,200,000	Daimler Finance North America LLC 144A, 1.65%, 3/02/18 (a)	2,204
3,060,000	Ford Motor Credit Co. LLC, 2.02%, 5/03/19	3,060
2,000,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	2,016
3,900,000	General Motors Financial Co. Inc., 2.40%, 4/10/18	3,926
2,390,000	Harley-Davidson Financial Services Inc. 144A, 2.15%, 2/26/20 (a)	2,410

14   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,250,000	Hyundai Capital America 144A, 1.45%, 2/06/17 (a)	$2,249
1,200,000	Hyundai Capital America 144A, 2.00%, 3/19/18 (a)	1,206
2,050,000	Newell Brands Inc., 2.60%, 3/29/19	2,099
750,000	Newell Rubbermaid Inc., 2.15%, 10/15/18	756
1,240,000	Nissan Motor Acceptance Corp. 144A, 1.95%, 9/12/17 (a)	1,249
1,400,000	Volkswagen Group of America Finance LLC 144A, 1.60%, 11/20/17 (a)	1,396
25,400,000	Volvo Treasury AB, 0.71%, 6/03/16 SEK (c)	3,165
680,000	Walgreens Boots Alliance Inc., 1.75%, 11/17/17	684
Total Consumer Cyclical		30,838
Consumer Non-Cyclical (6%)
2,850,000	AbbVie Inc., 1.80%, 5/14/18	2,871
1,400,000	Actavis Funding SCS, 1.30%, 6/15/17	1,397
1,640,000	Actavis Funding SCS, 1.89%, 3/12/20	1,639
3,242,000	Actavis Funding SCS, 2.35%, 3/12/18	3,279
2,640,000	Anheuser-Busch InBev Finance Inc., 1.90%, 2/01/19	2,679
2,600,000	Anheuser-Busch InBev Finance Inc., 2.65%, 2/01/21	2,672
870,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 4.88%, 11/15/17	881
1,260,000	BAT International Finance PLC 144A, 1.14%, 6/15/18 (a)	1,257
1,680,000	BAT International Finance PLC 144A, 1.85%, 6/15/18 (a)	1,696
690,000	Baxalta Inc. 144A, 2.00%, 6/22/18 (a)	689
5,140,000	Becton Dickinson and Co., 1.45%, 5/15/17	5,151
880,000	Becton Dickinson and Co., 1.80%, 12/15/17	885
990,000	Celgene Corp., 2.13%, 8/15/18	1,004
1,070,000	Express Scripts Holding Co., 1.25%, 6/02/17	1,070
2,695,000	Hertz Corp., 6.75%, 4/15/19	2,749
1,670,000	Imperial Tobacco Finance PLC 144A, 2.05%, 7/20/18 (a)	1,681
1,600,000	Korea Expressway Corp. 144A, 1.63%, 4/28/17 (a)	1,601
2,380,000	Kraft Heinz Foods Co. 144A, 2.00%, 7/02/18 (a)	2,405
1,385,000	Kroger Co., 2.20%, 1/15/17	1,396
280,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	298
1,500,000	Perrigo Co. PLC, 1.30%, 11/08/16	1,497
1,860,000	Reynolds American Inc., 2.30%, 6/12/18	1,897
970,000	Stryker Corp., 2.00%, 3/08/19	984
2,000,000	Suntory Holdings Ltd. 144A, 1.65%, 9/29/17 (a)	2,005
600,000	Sysco Corp., 1.90%, 4/01/19	605
1,695,000	Tenet Healthcare Corp., 6.25%, 11/01/18	1,822
650,000	Ventas Realty LP, 1.25%, 4/17/17	649
1,500,000	Want Want China Finance Ltd. 144A, 1.88%, 5/14/18 (a)	1,492
1,810,000	Zimmer Holdings Inc., 2.00%, 4/01/18	1,825
560,000	Zimmer Holdings Inc., 2.70%, 4/01/20	571
Total Consumer Non-Cyclical		50,647
Energy (5%)
1,510,000	BP Capital Markets PLC, 1.26%, 9/26/18	1,501
1,000,000	BP Capital Markets PLC, 1.68%, 5/03/19	1,001
760,000	Cameron International Corp., 1.40%, 6/15/17	757

Principal or Shares	Security Description	Value (000)

1,440,000	Canadian Natural Resources Ltd., 1.75%, 1/15/18	$1,416
2,740,000	Chevron Corp., 1.34%, 11/09/17	2,754
1,400,000	CNOOC Finance 2013 Ltd., 1.13%, 5/09/16	1,400
1,400,000	CNPC General Capital Ltd. 144A, 1.52%, 5/14/17 (a)	1,401
800,000	Enbridge Inc., 1.08%, 6/02/17	776
1,900,000	Enbridge Inc., 1.28%, 10/01/16	1,887
1,900,000	Enbridge Inc., 1.33%, 3/13/17 CAD (c)	1,505
1,060,000	Exxon Mobil Corp., 1.44%, 3/01/18	1,070
1,000,000	Exxon Mobil Corp., 1.71%, 3/01/19	1,014
860,000	Hess Corp., 1.30%, 6/15/17	853
620,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	615
640,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	637
830,000	Murphy Oil Corp., 2.50%, 12/01/17	819
3,750,000	Nabors Industries Inc., 2.35%, 9/15/16	3,748
1,520,000	National Oilwell Varco Inc., 1.35%, 12/01/17	1,504
1,880,000	Sabine Pass LNG LP, 7.50%, 11/30/16	1,925
2,090,000	Shell International Finance BV, 1.20%, 11/10/18	2,085
1,720,000	Shell International Finance BV, 1.25%, 11/10/17	1,722
1,650,000	Shell International Finance BV, 1.63%, 11/10/18	1,662
1,500,000	Total Capital International SA, 1.19%, 8/10/18	1,491
2,140,000	WPX Energy Inc., 5.25%, 1/15/17	2,180
Total Energy		35,723
Financial (25%)
3,155,000	Abbey National Treasury Services PLC/United Kingdom, 2.50%, 3/14/19	3,206
1,200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (a)	1,208
1,615,000	Aircastle Ltd., 6.75%, 4/15/17	1,672
1,725,000	Allied Irish Banks PLC, 2.88%, 11/28/16 EUR (c)	2,003
2,110,000	Ally Financial Inc., 3.25%, 9/29/17	2,115
3,100,000	American Express Co., 1.21%, 5/22/18	3,088
2,400,000	ANZ New Zealand International Ltd./London 144A, 1.75%, 3/29/18 (a)	2,400
1,650,000	Astoria Financial Corp., 5.00%, 6/19/17	1,702
3,910,000	Australia & New Zealand Banking Group Ltd./New York NY, 2.00%, 11/16/18	3,940
4,160,000	Bank Nederlandse Gemeenten NV 144A, 1.00%, 2/12/18 (a)	4,160
3,815,000	Bank of America Corp., 1.50%, 4/01/19	3,800
1,580,000	Bank of America Corp., 1.67%, 1/15/19	1,581
1,510,000	Bank of America Corp., 1.70%, 8/25/17	1,515
1,750,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.20%, 3/10/17 (a)	1,748
2,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.45%, 9/08/17 (a)	1,999
1,390,000	Banque Federative du Credit Mutuel SA 144A, 2.00%, 4/12/19 (a)	1,396
3,500,000	BB&T Corp., 1.30%, 2/01/19	3,471
5,000,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	5,147
1,500,000	Berkshire Hathaway Finance Corp., 1.70%, 3/15/19	1,522
2,500,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (a)	2,511
1,550,000	BPCE SA, 1.63%, 2/10/17	1,555
2,370,000	BPCE SA, 1.63%, 1/26/18	2,375
1,465,000	Capital One Financial Corp., 6.15%, 9/01/16	1,489

Semi-Annual Report    15

Principal or Shares	Security Description	Value (000)

1,500,000	Capital One NA/Mclean VA, 1.50%, 9/05/17	$1,497
2,140,000	Capital One NA/Mclean VA, 1.65%, 2/05/18	2,132
1,068,000	CIT Group Inc., 5.25%, 3/15/18	1,104
2,100,000	Citigroup Inc., 1.07%, 11/30/17 EUR (c)	2,407
2,000,000	Citigroup Inc., 1.55%, 8/14/17	2,002
2,478,000	Citigroup Inc., 5.50%, 2/15/17	2,553
2,700,000	Citizens Bank NA/Providence RI, 1.60%, 12/04/17	2,693
730,000	Citizens Bank NA/Providence RI, 2.30%, 12/03/18	735
1,890,000	Commonwealth Bank of Australia/New York NY, 1.75%, 11/02/18	1,899
1,900,000	Commonwealth Bank of Australia/New York NY, 2.05%, 3/15/19	1,922
1,740,000	Compass Bank, 1.85%, 9/29/17	1,732
1,420,000	Credit Agricole SA/London 144A, 1.43%, 4/15/19 (a)	1,411
4,010,000	Credit Suisse/New York NY, 1.38%, 5/26/17	4,011
730,000	DBS Bank Ltd. 144A, 1.24%, 7/15/21 (a)	729
2,600,000	Discover Bank/Greenwood DE, 2.60%, 11/13/18	2,627
2,700,000	European Investment Bank, 1.13%, 8/15/18	2,705
960,000	Fifth Third Bancorp, 5.45%, 1/15/17	986
1,200,000	Fifth Third Bank/Cincinnati OH, 2.30%, 3/15/19	1,213
1,130,000	Ford Motor Credit Co. LLC, 1.68%, 9/08/17	1,133
1,500,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	1,524
1,580,000	General Motors Financial Co. Inc., 3.00%, 9/25/17	1,604
3,110,000	Goldman Sachs Group Inc., 1.84%, 4/30/18	3,127
1,741,000	Goldman Sachs Group Inc., 5.63%, 1/15/17	1,793
2,000,000	Goldman Sachs Group Inc., 5.95%, 1/18/18	2,141
2,970,000	HSBC Bank PLC 144A, 1.26%, 5/15/18 (a)	2,955
2,590,000	HSBC USA Inc., 1.70%, 3/05/18	2,593
670,000	Huntington National Bank, 1.06%, 4/24/17	669
1,410,000	Huntington National Bank, 1.30%, 11/20/16	1,412
800,000	Huntington National Bank, 1.35%, 8/02/16	800
800,000	Huntington National Bank, 1.38%, 4/24/17	801
1,210,000	Industrial & Commercial Bank of China Ltd./New York, 2.35%, 11/13/17	1,220
3,110,000	ING Bank NV 144A, 2.00%, 11/26/18 (a)	3,132
1,320,000	ING Bank NV 144A, 2.30%, 3/22/19 (a)	1,335
3,580,000	Inter-American Development Bank, 1.00%, 5/13/19	3,569
2,820,000	International Lease Finance Corp., 2.58%, 6/15/16	2,823
3,200,000	International Lease Finance Corp., 3.88%, 4/15/18	3,256
2,600,000	JPMorgan Chase & Co., 1.07%, 5/30/17 GBP (c)	3,786
1,410,000	KeyBank NA/Cleveland OH, 2.35%, 3/08/19	1,428
1,425,000	Liberty Property LP, 6.63%, 10/01/17	1,521
1,440,000	Macquarie Bank Ltd. 144A, 1.27%, 10/27/17 (a)	1,436
2,570,000	Macquarie Bank Ltd. 144A, 1.60%, 10/27/17 (a)	2,569
1,970,000	Manufacturers & Traders Trust Co., 1.25%, 1/30/17	1,972
2,060,000	Metropolitan Life Global Funding I 144A, 1.95%, 12/03/18 (a)	2,083
700,000	Mizuho Bank Ltd. 144A, 1.08%, 9/25/17 (a)	698

Principal or Shares	Security Description	Value (000)

1,380,000	Mizuho Bank Ltd. 144A, 1.30%, 4/16/17 (a)	$1,378
1,080,000	Mizuho Bank Ltd. 144A, 1.70%, 9/25/17 (a)	1,081
2,000,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (a)	2,002
2,195,000	Morgan Stanley, 1.38%, 7/23/19	2,179
4,000,000	Morgan Stanley, 1.77%, 1/27/20	4,005
40,000	Morgan Stanley, 2.45%, 2/01/19	41
1,510,000	Morgan Stanley, 6.63%, 4/01/18	1,648
4,700,000	Nederlandse Waterschapsbank NV 144A, 1.25%, 9/18/17 (a)	4,711
2,200,000	New York Life Global Funding 144A, 1.55%, 11/02/18 (a)	2,211
1,130,000	Nordea Bank AB 144A, 1.88%, 9/17/18 (a)	1,137
1,700,000	PNC Bank NA, 1.95%, 3/04/19	1,719
1,500,000	Prudential Financial Inc., 1.40%, 8/15/18	1,497
2,030,000	Regions Financial Corp., 2.00%, 5/15/18	2,028
1,470,000	Reliance Standard Life Global Funding II 144A, 2.15%, 10/15/18 (a)	1,475
3,990,000	Royal Bank of Canada, 1.63%, 4/15/19	3,998
1,700,000	Santander Bank NA, 2.00%, 1/12/18	1,694
3,510,000	Standard Chartered PLC 144A, 1.50%, 9/08/17 (a)	3,488
3,330,000	SunTrust Bank/Atlanta GA, 5.20%, 1/17/17	3,420
750,000	Synchrony Financial, 1.87%, 2/03/20	726
840,000	Synchrony Financial, 1.88%, 8/15/17	840
1,180,000	Synchrony Financial, 2.60%, 1/15/19	1,189
1,045,000	Synchrony Financial, 3.00%, 8/15/19	1,061
1,670,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)	1,705
3,100,000	UBS AG/Stamford CT, 1.80%, 3/26/18	3,113
580,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 1.75%, 9/15/17 (a)	580
700,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (a)	709
3,920,000	Westpac Banking Corp., 1.95%, 11/23/18	3,962
Total Financial		194,938
Healthcare (0%)
2,000,000	Anthem Inc., 2.38%, 2/15/17	2,016
610,000	Thermo Fisher Scientific Inc., 2.15%, 12/14/18	615
Total Healthcare		2,631
Industrial (3%)
1,730,000	CNH Industrial Capital LLC, 3.88%, 7/16/18	1,739
1,700,000	GATX Corp., 2.50%, 7/30/19	1,711
880,000	Hutchison Whampoa International 12 II Ltd. 144A, 2.00%, 11/08/17 (a)	885
1,750,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	1,753
1,790,000	John Deere Capital Corp., 1.95%, 1/08/19	1,820
1,030,000	L-3 Communications Corp., 1.50%, 5/28/17	1,030
3,140,000	L-3 Communications Corp., 3.95%, 11/15/16	3,182
2,700,000	Martin Marietta Materials Inc., 1.73%, 6/30/17	2,680
2,280,000	Mobile Mini Inc., 7.88%, 12/01/20	2,373
540,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 6/15/19 (a)	540
2,900,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.20%, 7/15/20 (a)	2,927

16   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,800,000	Siemens Financieringsmaatschappij NV 144A, 1.45%, 5/25/18 (a)	$2,817
1,620,000	Stanley Black & Decker Inc., 2.45%, 11/17/18	1,651
950,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	950
Total Industrial		26,058
Material (1%)
1,000,000	Freeport-McMoRan Inc., 2.15%, 3/01/17	990
3,258,000	Glencore Finance Canada Ltd. 144A, 2.70%, 10/25/17 (a)	3,243
1,860,000	Glencore Funding LLC 144A, 1.99%, 1/15/19 (a)	1,748
Total Material		5,981
Technology (2%)
540,000	Apple Inc., 1.30%, 2/23/18	543
850,000	Autodesk Inc., 1.95%, 12/15/17	846
585,000	Fidelity National Information Services Inc., 1.45%, 6/05/17	584
830,000	Fidelity National Information Services Inc., 2.00%, 4/15/18	833
3,260,000	Hewlett Packard Enterprise Co. 144A, 2.45%, 10/05/17 (a)	3,297
2,950,000	Hewlett Packard Enterprise Co. 144A, 2.85%, 10/05/18 (a)	3,013
1,885,000	Seagate HDD Cayman, 3.75%, 11/15/18	1,868
910,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	905
570,000	Western Digital Corp. 144A, 10.50%, 4/01/24 (a)	556
Total Technology		12,445
Telecommunication (2%)
1,200,000	Alibaba Group Holding Ltd., 1.63%, 11/28/17	1,200
400,000	Alibaba Group Holding Ltd., 2.50%, 11/28/19	403
930,000	Baidu Inc., 2.25%, 11/28/17	937
600,000	British Telecommunications PLC, 1.25%, 2/14/17	600
730,000	CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	739
2,070,000	DISH DBS Corp., 4.63%, 7/15/17	2,125
930,000	eBay Inc., 2.50%, 3/09/18	948
770,000	IAC/InterActiveCorp 144A, 4.88%, 11/30/18 (a)	796
1,450,000	Rogers Communications Inc., 1.48%, 3/13/17 CAD (c)	1,155
830,000	SBA Communications Corp., 5.63%, 10/01/19	864
1,800,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (a)	1,808
700,000	Thomson Reuters Corp., 1.30%, 2/23/17	699
1,690,000	Thomson Reuters Corp., 1.65%, 9/29/17	1,693
2,590,000	Verizon Communications Inc., 1.41%, 6/17/19	2,593
1,830,000	Verizon Communications Inc., 2.38%, 9/14/18	1,879
Total Telecommunication		18,439
Utility (2%)
2,210,000	AES Corp./VA, 3.64%, 6/01/19	2,174
1,040,000	Duke Energy Corp., 1.01%, 4/03/17	1,036
2,100,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	2,221
1,020,000	Electricite de France 144A, 1.09%, 1/20/17 (a)	1,018
1,040,000	NextEra Energy Capital Holdings Inc., 1.59%, 6/01/17	1,042
3,685,714	Southern California Edison Co., 1.85%, 2/01/22	3,638
570,000	Southern Power Co., 1.85%, 12/01/17	574

Principal or Shares	Security Description	Value (000)

3,210,000	Talen Energy Supply LLC 144A, 4.63%, 7/15/19 (a)	$3,001
487,000	TransAlta Corp., 1.90%, 6/03/17	479
Total Utility		15,183
Total Corporate Bond (Cost - $394,195)		392,883
FDIC Guaranteed (1%)
242,670	FDIC Structured Sale Guaranteed Notes 144A, 0.99%, 2/25/48 (a)	243
4,928,036	FDIC Structured Sale Guaranteed Notes 144A, 1.16%, 12/04/20 (a)	4,928
867,636	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	897
1,111,314	FDIC Trust 144A, 2.18%, 5/25/50 (a)	1,113
Total FDIC Guaranteed (Cost - $7,146)		7,181
Foreign Government (3%)
25,200,000	Canadian Government Bond, 1.25%, 2/01/18 CAD (c)	20,282
6,780,000	Kommuninvest I Sverige AB 144A, 1.50%, 4/23/19 (a)	6,838
Total Foreign Government (Cost - $24,750)		27,120
Mortgage Backed (8%)
751,476	Bank of America Mortgage 2002-K Trust, 3.00%, 10/20/32	756
5,281,233	BLCP Hotel Trust 2014-CLRN 144A, 1.38%, 8/15/29 (a)	5,203
2,200,000	CIFC Funding 2015-II Ltd. 144A, 3.63%, 4/15/27 (a)	2,137
2,403,450	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (a)	2,275
1,882,036	Fannie Mae Connecticut Avenue Securities, 1.39%, 5/25/24	1,871
886,455	Fannie Mae Connecticut Avenue Securities, 1.39%, 5/25/24	880
1,534,647	Fannie Mae Connecticut Avenue Securities, 1.64%, 7/25/24	1,534
2,168,673	Fannie Mae Connecticut Avenue Securities, 2.04%, 1/25/24	2,170
6,533,241	Fannie Mae Connecticut Avenue Securities, 2.39%, 8/25/28	6,545
1,154,239	Fannie Mae Connecticut Avenue Securities, 2.44%, 10/25/23	1,161
2,305,000	Fannie Mae Connecticut Avenue Securities, 2.59%, 9/25/28	2,328
1,397,028	FN 708229 ARM, 2.40%, 4/01/33	1,472
336,097	FN 743821 ARM, 2.30%, 11/01/33	355
411,086	FN 755867 ARM, 2.57%, 12/01/33	431
421,627	FN 790762 ARM, 2.17%, 9/01/34	445
483,740	FN 790764 ARM, 2.17%, 9/01/34	508
472,724	FN 794792 ARM, 2.24%, 10/01/34	495
707,984	FN 794797 ARM, 2.07%, 10/01/34	738
1,644,830	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.54%, 5/25/25	1,644

Semi-Annual Report    17

Principal or Shares	Security Description	Value (000)

1,513,884	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.89%, 11/25/23	$1,514
1,320,836	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.39%, 5/25/25	1,305
374,780	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.64%, 10/25/27	403
1,044,595	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.19%, 3/25/25	1,092
4,860,000	Gosforth Funding 2016-1 PLC 144A, 1.22%, 2/15/58 (a)	7,085
3,499,917	Hilton USA Trust 2013-HLF 144A, 1.44%, 11/05/30 (a)	3,498
502,579	HomeBanc Mortgage Trust 2004-1, 1.30%, 8/25/29	468
271,862	Indymac Index Mortgage Loan Trust, 2.75%, 10/25/34	259
3,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.68%, 1/15/32 (a)	3,189
1,037,447	JP Morgan Mortgage Trust 144A, 2.50%, 3/25/43 (a)	1,045
908,917	MLCC Mortgage Investors Inc., 2.30%, 2/25/36	896
586,209	MLCC Mortgage Investors Inc., 2.42%, 12/25/34	586
135,836	Morgan Stanley Mortgage Loan Trust 2004-5AR, 2.31%, 7/25/34	135
2,538,070	Residential Asset Securitization Trust, 6.00%, 8/25/36	2,043
336,610	Sequoia Mortgage Trust, 0.84%, 10/20/27	329
1,449,325	Sequoia Mortgage Trust, 1.45%, 2/25/43	1,399
1,563,751	Sequoia Mortgage Trust, 1.55%, 4/25/43	1,523
588,464	Sequoia Mortgage Trust, 2.87%, 1/25/42	593
305,879	Sequoia Mortgage Trust, 3.50%, 4/25/42	307
1,507,130	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	1,503
967,499	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (a)	970
1,287,641	Structured Adjustable Rate Mortgage Loan Trust, 2.73%, 8/25/34	1,257
Total Mortgage Backed (Cost - $64,488)		64,347
Municipal (0%)
1,420,000	California Earthquake Authority, 1.82%, 7/01/17 (Cost - $1,420)	1,432
U.S. Government Agency (3%)
9,740,000	FHLMC, 1.13%, 3/16/18	9,741
5,000,000	FHLMC, 1.13%, 4/15/19	5,017
8,560,000	FNMA, 1.00%, 2/26/19	8,559
400,000	FNMA, 1.13%, 3/28/18	400
Total U.S. Government Agency (Cost - $23,678)		23,717
U.S. Treasury (19%)
2,366,000	U.S. Treasury Note, 0.63%, 9/30/17	2,364
5,079,000	U.S. Treasury Note, 0.63%, 11/30/17	5,072
18,000,000	U.S. Treasury Note, 0.63%, 4/30/18	17,945
18,000,000	U.S. Treasury Note, 0.75%, 1/31/18	18,001
2,340,000	U.S. Treasury Note, 0.75%, 2/28/18	2,340

Principal or Shares	Security Description	Value (000)

13,660,000	U.S. Treasury Note, 0.88%, 11/30/17	$13,695
14,270,000	U.S. Treasury Note, 0.88%, 1/15/18	14,304
14,400,000	U.S. Treasury Note, 1.00%, 12/31/17	14,464
25,025,000	U.S. Treasury Note, 1.00%, 2/15/18 (d)(e)	25,137
13,360,000	U.S. Treasury Note, 1.00%, 8/15/18	13,414
680,000	U.S. Treasury Note, 1.00%, 9/15/18	683
16,881,000	U.S. Treasury Note, 1.00%, 3/15/19	16,924
760,000	U.S. Treasury Note, 1.25%, 12/15/18	767
Total U.S. Treasury (Cost - $144,717)		145,110
Purchased Call Options (0%)
455	Eurodollar 1-Year Mid-Curve Option, 99.38, 6/13/16 (Cost - $47)	9
Purchased Put Options (0%)
443	Eurodollar 1-Year Mid-Curve Option, 98.38, 9/16/16	22
455	Eurodollar 1-Year Mid-Curve Option, 99, 6/13/16	3
Total Purchased Put Options (Cost - $131)		25
Investment Company (1%)
5,403,156	Payden Cash Reserves Money Market Fund (Cost - $5,403)	5,403
Total (Cost - $778,597) (100%)		779,125
Liabilities in excess of Other Assets (0%)		(3,220)
Net Assets (100%)		$775,905

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at April 30, 2016. The stated maturity is subject to prepayments.
(c)	Principal in foreign currency.
(d)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(e)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)

Liabilities:
5/9/2016	British Pound (Sell 7,458)	HSBC Bank USA, N.A.	$(357)
5/9/2016	Canadian Dollar (Sell 28,924)	Royal Bank of Canada	(963)
5/9/2016	Euro (Sell 3,874)	Citibank, N.A.	(11)
7/14/2016	Euro (Sell 3,668)	Citibank, N.A.	(21)
6/16/2016	Japanese Yen (Sell 916,700)	Bank of America N.A.	(250)
5/9/2016	Swedish Krona (Sell 25,442)	BNP PARIBAS	(41)

			$(1,643)

18   Payden Mutual Funds

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)

180	U.S. Treasury 2 Year Note Future	Jul-16	$ 39,352	$57
183	U.S. Treasury 5 Year Note Future	Jul-16	(18,300)	(23)

				$34

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund Pays	Clearinghouse	Expiration Date	Notional Principal (000s)	Value (000s)

CDX.NA.IG.26	1.00%	Chicago Mercantile	Jun-21	USD 8,520	$(104)
iTraxx Series 100	1.00%	Intercontinental Exchange	Jun-21	EUR 13,950	25

					$(79)

See notes to financial statements.

Semi-Annual Report    19

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in U.S. government obligations with an average portfolio maturity not to exceed five years.

Portfolio Composition - percent of value

Mortgage Backed	73%
U.S. Treasury	9%
U.S. Government Guaranteed	8%
Asset Backed	1%
Cash equivalent	9%

Schedule of Investments - April 30, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
1,958,349	United States Small Business Administration, 2.88%, 9/10/21 (Cost - $2,003)	$2,046
FDIC Guaranteed (4%)
1,213,349	FDIC Structured Sale Guaranteed Notes 144A, 0.99%, 2/25/48 (a)	1,214
379,345	FDIC Structured Sale Guaranteed Notes 144A, 1.14%, 12/29/45 (a)	380
2,409,262	FDIC Structured Sale Guaranteed Notes 144A, 1.16%, 12/04/20 (a)	2,409
1,229,152	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (a)	1,271
1,178,959	FDIC Trust 144A, 2.18%, 5/25/50 (a)	1,181
Total FDIC Guaranteed (Cost - $6,423)		6,455
Mortgage Backed (79%)
513,462	FH 1B8336 ARM, 3.11%, 6/01/41	543
313,390	FH 1B8378 ARM, 3.13%, 7/01/41	331
1,675,066	FH 1Q0740 ARM, 2.46%, 3/01/39	1,757
891,658	FH 1Q1363 ARM, 2.58%, 2/01/36	942
1,006,188	FH 2B0709 ARM, 2.08%, 8/01/42	1,040
1,012,623	FH 2B0721 ARM, 2.20%, 9/01/42	1,049
1,004,190	FH 2B0972 ARM, 2.02%, 11/01/42	1,033
2,838,935	FH 2B1143 ARM, 2.19%, 2/01/43	2,921
1,051,665	FH 2B1317 ARM, 2.00%, 4/01/43	1,072
2,069,285	FH 2B1333 ARM, 1.80%, 4/01/43	2,096
2,798,552	FH 2B4763 ARM, 2.52%, 10/01/45	2,877
444,018	FH 849012 ARM, 1.98%, 3/01/43	454
664,255	FH 849486 ARM, 2.65%, 8/01/41	700
2,796,143	FH 849506 ARM, 2.95%, 11/01/44	2,902
1,786,847	FH 849707 ARM, 2.42%, 2/01/43	1,845
576,074	FHR 4030 CG, 2.50%, 4/15/27	595
608,050	FHR 4073 BE, 2.00%, 5/15/39	612
9,000,000	FN, 3.00%, 15YR TBA (b)	9,401
5,000,000	FN, 3.50%, 15YR TBA (b)	5,287
320,462	FN 555936 ARM, 2.44%, 9/01/33	339
1,094,695	FN 784365 ARM, 2.05%, 5/01/34	1,146
583,593	FN 795816 ARM, 2.11%, 7/01/34	609
97,287	FN 838958 ARM, 2.26%, 8/01/35	102
95,514	FN 849088 ARM, 2.28%, 11/01/35	100
112,882	FN 866093 ARM, 2.84%, 3/01/36	121
1,894,915	FN 870542 ARM, 2.62%, 3/01/36	1,957
1,019,915	FN 890434 15YR, 3.00%, 7/01/27	1,071
872,307	FN 995203 30YR, 5.00%, 7/01/35	971
1,628,127	FN AB7995 10YR, 2.50%, 2/01/23	1,679
526,879	FN AC0045 ARM, 2.14%, 10/01/38	550
1,138,119	FN AE0193 ARM, 2.56%, 7/01/40	1,202
1,297,180	FN AE0289 ARM, 2.73%, 5/01/40	1,366
775,532	FN AI4019 ARM, 3.47%, 7/01/41	814

Principal or Shares	Security Description	Value (000)

338,661	FN AL0502 ARM, 2.96%, 6/01/41	$353
1,735,879	FN AL1869 15YR, 3.00%, 6/01/27	1,822
2,338,225	FN AL2095 15YR, 3.00%, 6/01/27	2,454
1,675,192	FN AL2221 15YR, 3.00%, 7/01/27	1,756
2,953,592	FN AL3234 ARM, 2.49%, 12/01/37	3,105
1,362,165	FN AL5596 ARM, 2.53%, 2/01/44	1,407
1,697,471	FN AL5790 ARM, 2.55%, 10/01/44	1,749
1,760,381	FN AL5967 ARM, 2.55%, 11/01/44	1,813
2,367,203	FN AL7648 ARM, 2.72%, 10/01/45	2,440
2,034,245	FN AL7790 ARM, 2.62%, 9/01/40	2,137
1,216,921	FN AO7975 15YR, 3.00%, 6/01/27	1,277
664,815	FN AP0619 ARM, 2.20%, 7/01/42	685
993,161	FN AP4080 ARM, 2.26%, 9/01/42	1,028
1,426,182	FN AP4746 15YR, 3.00%, 8/01/27	1,497
488,310	FN AP7869 ARM, 2.22%, 8/01/42	504
1,086,818	FN AQ4765 10YR, 2.50%, 11/01/22	1,120
3,682,231	FN AS3294 30YR, 4.00%, 9/01/44	3,934
3,922,076	FN AS6527 30YR, 4.00%, 1/01/46	4,194
904,241	FN AU6974 ARM, 2.75%, 11/01/43	942
1,637,374	FN AU8673 ARM, 2.71%, 2/01/44	1,694
1,562,937	FN AY4068 ARM, 2.28%, 4/01/44	1,606
5,420,437	FN AY8461 ARM, 2.42%, 8/01/45	5,565
2,582,944	FN AZ2886 ARM, 2.67%, 9/01/45	2,658
2,116,908	FN AZ4380 ARM, 2.52%, 8/01/45	2,179
2,275,613	FN MA1766 10YR, 2.50%, 1/01/24	2,349
352,327	FNR 2002-10-FA, 1.19%, 2/25/32	360
524,727	FNW 2002-W6-2A, 6.72%, 6/25/42	612
445,401	G2 3515 30YR, 5.50%, 2/20/34	502
2,104,380	G2 5301 15YR, 3.50%, 2/20/27	2,236
1,202,041	G2 778200 20YR, 4.00%, 2/20/32	1,297
767,642	G2 778203 20YR, 4.75%, 2/20/32	844
627,417	G2 82457 ARM, 1.75%, 1/20/40	645
1,562,614	G2 AQ1884 30YR, 4.00%, 11/20/45	1,690
1,404,345	GN 728153, 5.50%, 10/15/29	1,583
816,954	GN 737791 30YR, 4.50%, 12/15/40	907
621,192	GNR 2008-32 PA, 4.00%, 8/16/37	658
633,165	GNR 2009-26 BA, 4.00%, 1/16/38	677
15,653,379	GNR 2014-79 ST, 1.04%, 7/20/29	520
Total Mortgage Backed (Cost - $112,019)		112,283
NCUA Guaranteed (5%)
1,052,577	NCUA Guaranteed Notes Trust 2010-A1, 0.79%, 12/07/20	1,052
838,408	NCUA Guaranteed Notes Trust 2010-R1, 0.89%, 10/07/20	838
2,239,381	NCUA Guaranteed Notes Trust 2010-R3, 2.40%, 12/08/20	2,265

20   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,094,748	NCUA Guaranteed Notes Trust 2011-R2, 0.84%, 2/06/20	$1,092
1,081,531	NCUA Guaranteed Notes Trust 2011-R4, 0.82%, 3/06/20	1,081
155,014	NCUA Guaranteed Notes Trust 2011-R5, 0.82%, 4/06/20	155
Total NCUA Guaranteed (Cost - $6,486)		6,483
U.S. Government Agency (1%)
2,000,000	FNMA, 2.13%, 4/24/26
	(Cost - $1,983)	1,999
U.S. Treasury (10%)
5,194,176	U.S. Treasury Inflation Indexed Bonds, 0.13%, 4/15/20	5,306
2,000,000	U.S. Treasury Note, 1.38%, 7/31/18	2,025
2,000,000	U.S. Treasury Note, 1.38%, 2/28/19	2,027
2,500,000	U.S. Treasury Note, 1.50%, 1/31/22	2,509
2,000,000	U.S. Treasury Note, 1.63%, 6/30/19	2,041
Total U.S. Treasury (Cost - $13,763)		13,908

Principal or Shares	Security Description	Value (000)

Purchased Put Options (0%)
72	Eurodollar 1-Year Mid-Curve Option, 98.375, 9/16/16
	(Cost - $15)	$4
Investment Company (8%)
11,429,468	Payden Cash Reserves Money Market Fund*
	(Cost - $11,429)	11,429
Total (Cost - $154,121) (108%)		154,607
Liabilities in excess of Other Assets (-8%)		(11,968)
Net Assets (100%)		$142,639

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Depreciation (000s)

15	U.S. Treasury Ultra Bond Future	Jun-16	$(2,108)	$(11)

Open Centrally Cleared Interest Rate Swap Contracts

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Principal (000s)	Value (000s)

Chicago Mercantile	3M US LIBOR	(1.29)%	Apr-21	4,000	$—

See notes to financial statements.

Semi-Annual Report    21

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in Government National Mortgage Association mortgage-backed securities and other U.S. government obligations with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Mortgage Backed	95%
U.S. Government Guaranteed	4%
U.S. Government Agency	1%

Schedule of Investments - April 30, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (3%)
2,305,364	FDIC Structured Sale Guaranteed Notes 144A, 0.99%, 2/25/48 (a)	$2,306
1,024,231	FDIC Structured Sale Guaranteed Notes 144A, 1.14%, 12/29/45 (a)	1,027
4,065,629	FDIC Structured Sale Guaranteed Notes 144A, 1.15%, 12/04/20 (a)	4,065
Total FDIC Guaranteed (Cost - $7,402)		7,398
Mortgage Backed (146%)
2,437,834	Fannie Mae Multifamily Remic Trust 2015-M12, 0.80%, 4/25/20	2,440
873,302	Fannie Mae-Aces, 0.65%, 5/25/18	873
3,668,076	Fannie Mae-Aces, 0.67%, 6/25/18	3,661
2,616,079	Fannie Mae-Aces, 0.70%, 3/25/19	2,612
1,422,538	FH 1J1279 ARM, 2.51%, 4/01/36	1,498
1,801,907	FH 1Q0062 ARM, 2.11%, 11/01/35	1,856
946,312	FH 2B1143 ARM, 2.19%, 2/01/43	974
1,130,747	FH 847228 ARM, 2.88%, 1/01/34	1,202
321,188	FHLMC Multifamily Structured Pass Through Certificates, 0.82%, 7/25/20	321
5,300,000	FHLMC Multifamily Structured Pass Through Certificates, 1.14%, 11/25/22	5,328
1,106,277	FN 832100 ARM, 2.42%, 7/01/35	1,175
1,679,507	FN AE0289 ARM, 2.73%, 5/01/40	1,769
1,486,197	FN AK0419 ARM, 2.57%, 12/01/27	1,567
3,093,934	FN AL0891 ARM, 3.46%, 9/01/41	3,261
3,131,987	FN AL2493 ARM, 2.41%, 10/01/42	3,229
7,710	FNR 1998-12 A, 4.20%, 2/25/18	8
43,000,000	G2, 3.00%, 30YR TBA (b)	44,529
72,980,000	G2, 3.50%, 30YR TBA (b)	77,088
17,450,000	G2, 4.00%, 30YR TBA (b)	18,624
93,569	G2 3133 30YR, 6.50%, 9/20/31	113
1,079,498	G2 3415 30YR, 5.50%, 7/20/33	1,220
735,588	G2 3515 30YR, 5.50%, 2/20/34	828
1,031,891	G2 3584 30YR, 6.00%, 7/20/34	1,208
879,728	G2 3599 30YR, 6.50%, 8/20/34	1,074
800,884	G2 3711 30YR, 5.50%, 5/20/35	904
1,065,534	G2 3747 30YR, 5.00%, 8/20/35	1,197
671,058	G2 3772 30YR, 5.00%, 10/20/35	755
1,207,748	G2 3785 30YR, 5.00%, 11/20/35	1,357
2,051,675	G2 3819 30YR, 5.50%, 2/20/36	2,294
280,257	G2 3891 30YR, 6.50%, 8/20/36	333
1,551,098	G2 4802 30YR, 5.00%, 9/20/40	1,723
952,322	G2 4945 30YR, 4.00%, 2/20/41	1,026
907,421	G2 4978 30YR, 4.50%, 3/20/41	988
2,534,400	G2 5083 30YR, 5.00%, 6/20/41	2,816
986,198	G2 5140 30YR, 4.50%, 8/20/41	1,073
1,161,696	G2 713314 30YR, 6.00%, 3/20/39	1,313
122,721	G2 728869 30YR, 4.13%, 4/20/40	131

Principal or Shares	Security Description	Value (000)

535,425	G2 728870 30YR, 4.63%, 4/20/40	$579
109,236	G2 736498 30YR, 4.13%, 4/20/40	117
207,795	G2 736499 30YR, 4.63%, 4/20/40	224
156,624	G2 742040 30YR, 4.13%, 5/20/40	168
187,266	G2 742041 30YR, 4.63%, 6/20/40	202
3,537,065	G2 757211 30YR, 4.50%, 12/20/40	3,829
828,798	G2 770239 30YR, 4.00%, 2/20/42	893
441,027	G2 80013 ARM, 2.00%, 11/20/26	457
364,983	G2 80029 ARM, 1.75%, 1/20/27	377
733,100	G2 80044 ARM, 1.75%, 2/20/27	757
1,123,772	G2 80052 ARM, 1.75%, 3/20/27	1,161
127,835	G2 8006 ARM, 1.88%, 7/20/22	131
2,097,648	G2 80074 ARM, 1.75%, 5/20/27	2,172
110,212	G2 80311 ARM, 1.88%, 8/20/29	114
2,389,747	G2 80319 ARM, 1.88%, 9/20/29	2,482
550,415	G2 8041 ARM, 1.88%, 8/20/22	565
163,556	G2 80424 ARM, 1.88%, 7/20/30	170
301,032	G2 80428 ARM, 2.00%, 7/20/30	312
708,365	G2 80541 ARM, 1.88%, 9/20/31	736
537,653	G2 80569 ARM, 1.75%, 1/20/32	557
337,632	G2 80570 ARM, 1.75%, 1/20/32	345
129,404	G2 80579 ARM, 1.75%, 2/20/32	134
1,610,596	G2 80637 ARM, 1.88%, 9/20/32	1,674
5,352,204	G2 80749 ARM, 2.00%, 10/20/33	5,575
3,663,362	G2 80795 ARM, 2.00%, 12/20/33	3,813
1,565,380	G2 80826 ARM, 1.75%, 2/20/34	1,623
2,302,763	G2 80835 ARM, 1.75%, 2/20/34	2,390
409,062	G2 80837 ARM, 1.75%, 2/20/34	424
408,095	G2 81018 ARM, 1.88%, 8/20/34	425
12,781	G2 81044 ARM, 1.88%, 8/20/34	13
81,501	G2 8121 ARM, 1.75%, 1/20/23	84
1,599,948	G2 81214 ARM, 1.75%, 1/20/35	1,661
586,315	G2 81220 ARM, 1.75%, 1/20/35	608
559,181	G2 81278 ARM, 1.75%, 3/20/35	580
2,187,015	G2 81282 ARM, 1.75%, 3/20/35	2,270
431,294	G2 81938 ARM, 1.88%, 7/20/37	445
4,119,602	G2 82074 ARM, 1.75%, 5/20/38	4,289
2,299,619	G2 82107 ARM, 1.88%, 7/20/38	2,388
283,890	G2 82151 ARM, 1.88%, 9/20/38	292
113,563	G2 8228 ARM, 1.88%, 7/20/23	117
3,962,635	G2 82457 ARM, 1.75%, 1/20/40	4,074
2,131,713	G2 82463 ARM, 2.75%, 1/20/40	2,201
806,666	G2 83031 ARM, 2.50%, 1/20/42	831
1,012,762	G2 83048 ARM, 3.00%, 2/20/42	1,049
277,288	G2 8358 ARM, 1.75%, 1/20/24	285
209,852	G2 8359 ARM, 1.75%, 1/20/24	216
201,185	G2 8371 ARM, 1.75%, 2/20/24	207
106,713	G2 8373 ARM, 1.75%, 2/20/24	110
997,719	G2 8547 ARM, 2.00%, 11/20/24	1,030
85,876	G2 8580 ARM, 2.00%, 1/20/25	89

22   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

133,844	G2 8595 ARM, 2.00%, 2/20/25	$138
54,433	G2 8855 ARM, 2.00%, 10/20/21	55
420,028	G2 8968 ARM, 1.88%, 9/20/26	435
1,407,456	G2 8991 ARM, 2.00%, 10/20/26	1,458
5,351,613	G2 MA1012 30YR, 3.50%, 5/20/43	5,670
6,647,634	G2 MA1089 30YR, 3.00%, 6/20/43	6,902
926,039	G2 MA1090 30YR, 3.50%, 6/20/43	981
4,710,464	G2 MA1157 30YR, 3.50%, 7/20/43	4,991
2,598,701	G2 MA1285 30YR, 3.50%, 9/20/43	2,752
5,060,828	G2 MA1520 30YR, 3.00%, 12/20/43	5,254
6,041,164	G2 MA2372 30YR, 4.00%, 11/20/44	6,455
5,143,168	G2 MA3454 30YR, 3.50%, 2/20/46	5,441
6,500,000	G2 MA3597 30YR, 3.50%, 4/20/46	6,877
10,000,000	GN, 4.00%, 30YR TBA (b)	10,707
822,820	GN 366983 30YR, 4.00%, 6/15/41	884
7,169,484	GN 367090 30YR, 4.50%, 7/15/41	8,036
7,926,436	GN 367092 30YR, 4.50%, 7/15/41	8,785
2,712,399	GN 455989 15YR, 5.00%, 7/15/26	3,017
104,248	GN 524825 30YR, 5.47%, 10/15/29	116
84,100	GN 524869 30YR, 5.47%, 1/15/30	94
194,226	GN 524925 30YR, 5.47%, 2/15/30	217
89,322	GN 524968 30YR, 5.47%, 3/15/30	100
114,750	GN 524996 30YR, 5.47%, 5/15/30	128
140,600	GN 525015 30YR, 5.47%, 6/15/30	157
103,240	GN 525033 30YR, 5.47%, 7/15/30	115
44,439	GN 546392 30YR, 5.47%, 2/15/31	50
364,503	GN 558954 20YR, 5.25%, 5/15/29	408
1,082,299	GN 558956 30YR, 4.50%, 6/15/29	1,194
63,101	GN 596009 30YR, 5.75%, 7/15/32	71
81,425	GN 596023 30YR, 5.75%, 7/15/32	91
53,331	GN 596035 30YR, 5.75%, 8/15/32	60
220,720	GN 596054 30YR, 5.75%, 8/15/32	250
145,178	GN 596071 30YR, 5.75%, 8/15/32	163
101,673	GN 596072 30YR, 5.75%, 7/15/32	114
233,090	GN 596090 30YR, 5.75%, 8/15/32	264
307,877	GN 596135 30YR, 5.75%, 8/15/32	348
134,057	GN 596166 30YR, 5.75%, 8/15/32	151
213,353	GN 596178 30YR, 5.75%, 9/15/32	241
51,117	GN 596197 30YR, 5.75%, 8/15/32	57
156,728	GN 596225 30YR, 5.75%, 9/15/32	176
30,056	GN 596231 30YR, 5.75%, 9/15/32	34
179,154	GN 596237 30YR, 5.75%, 9/15/32	201
40,871	GN 596312 30YR, 5.75%, 9/15/32	46
61,979	GN 596313 30YR, 5.75%, 9/15/32	70
139,097	GN 596396 30YR, 5.75%, 9/15/32	156
187,006	GN 601699 30YR, 5.70%, 12/15/32	210
436,035	GN 601738 30YR, 5.25%, 1/15/33	487
246,751	GN 601772 30YR, 5.25%, 1/15/33	274
169,021	GN 601774 30YR, 5.25%, 1/15/33	188
119,774	GN 601775 30YR, 5.70%, 1/15/33	134
181,020	GN 601786 30YR, 5.25%, 2/15/33	201
223,705	GN 601791 30YR, 5.25%, 2/15/33	249
118,282	GN 601810 30YR, 5.25%, 2/15/33	131
119,120	GN 601845 30YR, 5.25%, 2/15/33	132
198,793	GN 601858 30YR, 5.70%, 2/15/33	223
922,088	GN 601872 30YR, 5.25%, 3/15/33	1,034
297,214	GN 601937 30YR, 5.25%, 3/15/33	331
103,974	GN 602002 30YR, 5.25%, 3/15/33	116
92,225	GN 602043 30YR, 5.25%, 4/15/33	103
528,544	GN 605099 30YR, 5.50%, 3/15/34	605

Principal or Shares	Security Description	Value (000)

148,537	GN 613272 30YR, 5.25%, 5/15/33	$165
92,979	GN 613354 30YR, 5.45%, 7/15/33	104
107,843	GN 613355 30YR, 5.70%, 4/15/33	121
60,598	GN 613379 30YR, 5.45%, 7/15/33	68
1,211,229	GN 616826 30YR, 5.50%, 1/15/35	1,379
1,717,583	GN 673234 30YR, 6.00%, 11/15/38	1,938
536,147	GN 677318 30YR, 6.00%, 9/15/38	611
2,392,671	GN 704439 30YR, 4.50%, 3/15/39	2,657
3,093,492	GN 710868 30YR, 5.50%, 9/15/39	3,514
848,755	GN 728153 20YR, 5.50%, 10/15/29	957
504,162	GN 728159 20YR, 5.25%, 11/15/29	563
5,646,432	GN 734089 30YR, 4.00%, 12/15/40	6,083
1,050,228	GN 743362 30YR, 4.75%, 6/15/40	1,163
41,595	GN 743363 30YR, 4.25%, 5/15/40	45
114,786	GN 743502 30YR, 4.25%, 6/15/40	124
410,817	GN 743503 30YR, 4.75%, 6/15/40	457
180,593	GN 743611 30YR, 4.75%, 6/15/40	198
5,581,782	GN 745187 30YR, 4.50%, 7/15/40	6,198
129,655	GN 747368 30YR, 4.75%, 7/15/40	142
188,893	GN 747491 30YR, 4.75%, 7/15/40	207
64,646	GN 747740 30YR, 4.25%, 9/15/40	70
283,407	GN 747741 30YR, 4.75%, 9/15/40	312
682,777	GN 761040 30YR, 4.25%, 3/15/41	739
670,582	GN 762726 30YR, 4.25%, 3/15/41	730
779,038	GN 763012 30YR, 4.25%, 4/15/41	847
817,393	GN 763216 30YR, 4.25%, 4/15/41	894
124,849	GN 768721 30YR, 4.25%, 4/15/41	135
62,574	GN 768886 30YR, 4.25%, 6/15/41	68
460,427	GN 781636 30YR, 5.50%, 7/15/33	527
570,601	GN 781810 30YR, 5.50%, 10/15/34	653
1,341,700	GN 782835 30YR, 6.00%, 12/15/39	1,513
1,495,079	GN 782858 30YR, 6.00%, 11/15/39	1,686
53,988	GNR 1999-40 FE, 0.99%, 11/16/29	54
287,220	GNR 1999-40 FK, 0.99%, 11/16/29	289
32,062	GNR 1999-45 FC, 0.84%, 12/16/29	32
38,474	GNR 1999-45 FH, 0.89%, 12/16/29	39
103,729	GNR 2000-22 FG, 0.64%, 5/16/30	104
354,725	GNR 2000-9 FG, 1.04%, 2/16/30	358
344,498	GNR 2000-9 FH, 0.94%, 2/16/30	346
294,942	GNR 2001-19 F, 0.94%, 5/16/31	297
29,516	GNR 2001-21 FN, 0.64%, 8/16/22	30
1,363,116	GNR 2001-22 FG, 0.79%, 5/16/31	1,367
631,437	GNR 2001-31 FA, 0.69%, 6/16/31	634
553,787	GNR 2001-35 FA, 0.69%, 8/16/31	555
1,679,123	GNR 2001-47 FA, 0.84%, 9/16/31	1,687
571,061	GNR 2001-59 FA, 0.84%, 11/16/24	574
292,932	GNR 2001-65 FV, 0.84%, 2/20/29	294
363,821	GNR 2002-11 FJ, 0.94%, 2/20/32	366
337,549	GNR 2002-13 FA, 0.94%, 2/16/32	340
976,344	GNR 2002-48 FG, 0.74%, 12/16/30	979
425,914	GNR 2002-48 FT, 0.64%, 12/16/26	427
914,320	GNR 2002-5 FP, 0.99%, 1/16/32	921
605,619	GNR 2002-72 FA, 0.84%, 10/20/32	608
278,585	GNR 2002-72 FB, 0.84%, 10/20/32	280
629,815	GNR 2002-72 FE, 0.84%, 10/20/32	632
644,938	GNR 2002-76 F, 0.64%, 1/16/31	646
164,481	GNR 2002-76 FY, 0.74%, 12/16/26	165
6,789	GNR 2002-79 FB, 0.69%, 11/16/32	7
1,111,273	GNR 2003-71 FC, 0.94%, 7/20/33	1,122
1,755,443	GNR 2003-94 FB, 0.74%, 12/16/30	1,760

Semi-Annual Report    23

Principal or Shares	Security Description	Value (000)

2,757,785	GNR 2004-56 F, 0.84%, 6/20/33	$2,770
1,520,703	GNR 2004-59 FH, 0.69%, 8/16/34	1,523
312,177	GNR 2004-73 JM, 0.00%, 9/16/34	297
443,785	GNR 2006-47 FA, 0.64%, 8/16/36	444
2,608,885	GNR 2006-60 FK, 0.64%, 11/20/36	2,607
281,633	GNR 2006-64 PO, 0.00%, 4/16/34	278
2,368,018	GNR 2007-54 FC, 0.70%, 9/20/37	2,376
869,764	GNR 2007-76 FB, 0.94%, 11/20/37	878
2,354,060	GNR 2008-15 CF, 0.95%, 2/20/38	2,378
574,550	GNR 2008-2 FH, 0.89%, 1/20/38	576
3,009,021	GNR 2008-67 UF, 0.89%, 6/20/38	3,038
1,204,928	GNR 2009-87 FB, 1.09%, 9/20/39	1,220
36,348,957	GNR 2014-79 ST, 1.04%, 7/20/29	1,207
Total Mortgage Backed (Cost - $396,283)		405,314
NCUA Guaranteed (3%)
3,877,575	NCUA Guaranteed Notes Trust 2010-R2,
	0.80%, 11/06/17	3,874
1,380,764	NCUA Guaranteed Notes Trust 2011-R3,
	0.84%, 3/11/20	1,383
3,749,994	NCUA Guaranteed Notes Trust 2011-R4,
	0.82%, 3/06/20	3,749
334,521	NCUA Guaranteed Notes Trust 2011-R5,
	0.81%, 4/06/20	335
Total NCUA Guaranteed (Cost - $9,356)		9,341
U.S. Government Agency (2%)
5,000,000	FHLB Disc Note, 0.20%, 5/23/16 (c)
	(Cost - $4,999)	4,999

Principal or Shares	Security Description	Value (000)

Investment Company (1%)
1,681,204	Payden Cash Reserves Money Market Fund *
	(Cost - $1,681)	$1,681
Total (Cost - $419,721) (155%)		428,733
Liabilities in excess of Other Assets (-55%)		(151,564)
Net Assets (100%)		$277,169

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.
(c)	Yield to maturity at time of purchase.

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)

125	U.S. Treasury 2 Year Note Future	Jun-16	$(27,328)	$9

See notes to financial statements.

24   Payden Mutual Funds

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities with no limit on the average portfolio maturity.	Portfolio Composition - percent of value

	Corporate Bond	42%
	Mortgage Backed	29%
	U.S. Treasury	15%
	Investment Company	6%
	Asset Backed	5%
	Other	3%

Schedule of Investments - April 30, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (6%)
6,020,000	Babson CLO Ltd. 144A, 1.73%, 4/20/25 (a)	$5,922
97,323	Chase Funding Mortgage Loan Asset-Backed
	Certificates, 1.10%, 11/25/32	93
1,750,419	Colony American Homes 2014-1 144A,
	1.59%, 5/17/31 (a)	1,736
1,426,089	Colony American Homes 2014-2 144A,
	1.39%, 7/17/31 (a)	1,405
1,877,110	Colony American Homes 2015-1 144A,
	1.64%, 7/17/32 (a)	1,860
6,665,000	Dryden XXII Senior Loan Fund 144A,
	1.72%, 8/15/25 (a)	6,586
1,125,000	Eaton Vance CLO 2015-1 Ltd. 144A,
	4.83%, 10/20/26 (a)	1,084
1,487,755	Invitation Homes 2013-SFR1 Trust 144A,
	1.59%, 12/17/30 (a)	1,479
1,768,965	Invitation Homes 2014-SFR1 Trust 144A,
	1.44%, 6/17/31 (a)	1,749
1,937,878	Invitation Homes 2014-SFR2 Trust 144A,
	1.54%, 9/17/31 (a)	1,924
2,095,767	Invitation Homes 2014-SFR3 Trust 144A,
	1.64%, 12/17/31 (a)	2,083
3,138,408	Invitation Homes 2015-SFR3 Trust 144A,
	1.74%, 8/17/32 (a)	3,150
1,951,494	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	2,108
384,062	Nelnet Student Loan Trust 2014-2A 144A,
	0.72%, 6/25/21 (a)	382
1,936,770	SLM Student Loan Trust, 0.82%, 7/26/21	1,929
6,395,000	Tyron Park CLO Ltd. 144A, 1.75%, 7/15/25 (a)	6,304
1,144,010	VOLT XXV LLC 144A, 3.50%, 6/26/45 (a)	1,132
1,500,703	VOLT XXXV LLC 144A, 3.50%, 6/26/45 (a)	1,486
Total Asset Backed (Cost - $42,622)		42,412
Corporate Bond (47%)
1,651,000	Acadia Healthcare Co. Inc. 144A,
	6.50%, 3/01/24 (a)	1,746
3,000,000	Actavis Funding SCS, 3.45%, 3/15/22	3,077
2,325,000	AerCap Ireland Capital Ltd. / AerCap Global
	Aviation Trust, 5.00%, 10/01/21	2,459
3,740,599	Air Canada 2015-1 Class A Pass Through Trust
	144A, 3.60%, 3/15/27 (a)	3,801
550,000	Air Lease Corp., 4.25%, 9/15/24	556
1,995,000	Air Lease Corp., 5.63%, 4/01/17	2,064
2,255,000	Alibaba Group Holding Ltd., 3.60%, 11/28/24	2,286
1,077,524	Alliance Pipeline LP/United States 144A,
	7.00%, 12/31/19 (a)	1,161
890,000	Ally Financial Inc., 3.25%, 11/05/18	890

Principal or Shares	Security Description	Value (000)

2,700,000	Ally Financial Inc., 4.13%, 2/13/22	$2,747
1,900,000	Amcor Finance USA Inc. 144A,
	3.63%, 4/28/26 (a)	1,918
2,400,000	American Airlines 2016-1 Class A Pass Through
	Trust, 4.10%, 1/15/28	2,508
1,700,000	Amgen Inc., 5.65%, 6/15/42	2,058
2,700,000	Anadarko Petroleum Corp., 5.55%, 3/15/26	2,899
2,045,000	Apollo Management Holdings LP 144A,
	4.00%, 5/30/24 (a)	2,069
2,100,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.63%, 12/15/19 (a)	2,126
1,750,000	Argos Merger Sub Inc. 144A, 7.13%, 3/15/23 (a)	1,794
1,600,000	AT&T Inc., 3.40%, 5/15/25	1,630
2,500,000	AT&T Inc., 4.75%, 5/15/46	2,529
1,875,000	AutoZone Inc., 3.13%, 4/21/26	1,896
1,310,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	1,344
1,590,000	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc., 5.50%, 4/01/23	1,526
1,685,000	Ball Corp., 4.00%, 11/15/23	1,674
1,640,000	Bank of America Corp., 6.88%, 4/25/18	1,799
2,030,000	Banque Federative du Credit Mutuel SA 144A,
	2.50%, 4/13/21 (a)	2,044
1,340,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	1,420
2,300,000	Baxalta Inc. 144A, 2.88%, 6/23/20 (a)	2,302
1,100,000	Baxalta Inc. 144A, 4.00%, 6/23/25 (a)	1,138
1,935,000	BB&T Corp., 4.90%, 6/30/17	2,013
1,353,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	1,355
1,440,000	BBVA Banco Continental SA 144A,
	3.25%, 4/08/18 (a)	1,475
3,920,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	4,035
1,500,000	Berry Plastics Corp., 5.13%, 7/15/23	1,519
1,175,000	Block Financial LLC, 4.13%, 10/01/20	1,203
2,475,000	BMW U.S. Capital LLC 144A,
	2.80%, 4/11/26 (a)	2,521
3,000,000	BNZ International Funding Ltd./London 144A,
	1.90%, 2/26/18 (a)	3,013
2,000,000	BP Capital Markets PLC, 4.50%, 10/01/20	2,209
1,750,000	Carlyle Global Market Strategies CLO 2016-1
	Ltd. 144A, 3.93%, 4/20/27 (a)	1,751
1,500,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 7.38%, 6/01/20	1,556
2,300,000	Celgene Corp., 3.55%, 8/15/22	2,411
1,500,000	CHS/Community Health Systems Inc.,
	8.00%, 11/15/19	1,517
1,500,000	Citigroup Inc., 3.40%, 5/01/26	1,508
1,225,000	Citigroup Inc., 4.45%, 9/29/27	1,251

Semi-Annual Report    25

Principal or Shares	Security Description	Value (000)

2,650,000	Citizens Bank NA/Providence RI, 2.45%, 12/04/19	$2,672
3,800,000	Citizens Financial Group Inc. 144A, 4.15%, 9/28/22 (a)	3,943
710,000	CNH Industrial Capital LLC, 3.63%, 4/15/18	718
2,700,000	Comcast Corp., 4.40%, 8/15/35	2,987
1,670,000	CommScope Inc. 144A, 5.00%, 6/15/21 (a)	1,701
1,125,000	Compass Bank, 2.75%, 9/29/19	1,129
900,000	Compass Bank, 3.88%, 4/10/25	853
2,000,000	ConocoPhillips Co., 4.95%, 3/15/26	2,215
1,640,000	Corrections Corp. of America, 4.63%, 5/01/23	1,679
1,200,000	Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20	1,192
2,250,000	Crown Castle International Corp., 3.70%, 6/15/26	2,289
1,174,288	CVS Pass-Through Trust 144A, 5.79%, 1/10/26 (a)	1,309
700,000	DaVita HealthCare Partners Inc., 5.13%, 7/15/24	714
2,215,000	Dean Foods Co. 144A, 6.50%, 3/15/23 (a)	2,331
1,695,000	Dignity Health, 3.13%, 11/01/22	1,738
1,165,000	Dignity Health, 4.50%, 11/01/42	1,192
2,000,000	Discover Bank/Greenwood DE, 3.10%, 6/04/20	2,039
2,205,000	Dollar General Corp., 3.25%, 4/15/23	2,225
2,217,000	Dow Chemical Co., 9.40%, 5/15/39	3,408
2,400,000	Entergy Louisiana LLC, 5.00%, 7/15/44	2,433
1,610,000	Equinix Inc., 5.75%, 1/01/25	1,693
2,500,000	Exelon Corp., 4.45%, 4/15/46	2,592
1,025,000	Exelon Generation Co. LLC, 6.20%, 10/01/17	1,089
1,850,000	Exxon Mobil Corp., 3.04%, 3/01/26	1,918
3,200,000	Fairfax U.S. Inc. 144A, 4.88%, 8/13/24 (a)	3,196
1,800,000	FedEx Corp., 4.50%, 2/01/65	1,853
1,435,861	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	1,389
1,350,000	Fifth Third Bank/Cincinnati OH, 2.15%, 8/20/18	1,365
2,730,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	2,750
1,600,000	Ford Motor Credit Co. LLC, 3.10%, 5/04/23	1,600
1,330,000	FS Investment Corp., 4.25%, 1/15/20	1,350
1,980,000	General Motors Financial Co. Inc., 3.10%, 1/15/19	2,030
4,045,000	Glencore Funding LLC 144A, 1.80%, 5/27/16 (a)	4,040
2,700,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	2,743
2,500,000	Harris Corp., 2.70%, 4/27/20	2,510
2,040,000	HCA Inc., 5.88%, 5/01/23	2,156
3,060,000	Heathrow Funding Ltd. 144A, 4.88%, 7/15/21 (a)	3,312
2,205,000	Hertz Corp., 6.75%, 4/15/19	2,249
2,000,000	Hewlett Packard Enterprise Co. 144A, 2.45%, 10/05/17 (a)	2,023
2,650,000	Hewlett Packard Enterprise Co. 144A, 4.90%, 10/15/25 (a)	2,756
3,000,000	Hewlett Packard Enterprise Co. 144A, 6.20%, 10/15/35 (a)	3,005
1,700,000	Hospitality Properties Trust, 5.25%, 2/15/26	1,732
2,200,000	HSBC USA Inc., 2.00%, 8/07/18	2,213
1,700,000	Hyundai Capital America 144A, 2.60%, 3/19/20 (a)	1,710

Principal or Shares	Security Description	Value (000)

1,500,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	$1,500
2,500,000	ING Bank NV 144A, 2.05%, 8/17/18 (a)	2,519
680,000	International Lease Finance Corp., 2.58%, 6/15/16	681
1,700,000	Intesa Sanpaolo SPA 144A, 5.71%, 1/15/26 (a)	1,655
900,000	Iron Mountain Inc., 5.75%, 8/15/24	929
920,000	Jackson National Life Global Funding 144A, 1.88%, 10/15/18 (a)	929
2,370,000	Kaiser Foundation Hospitals, 3.50%, 4/01/22	2,474
3,760,000	Kennametal Inc., 2.65%, 11/01/19	3,581
1,760,000	KeyCorp, 2.90%, 9/15/20	1,802
2,100,000	Kinder Morgan Inc./DE, 5.30%, 12/01/34	1,926
3,450,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43 (a)	3,504
1,600,000	L Brands Inc., 5.63%, 10/15/23	1,772
1,400,000	Lam Research Corp., 3.80%, 3/15/25	1,404
2,150,000	Latam Airlines 2015-1 Pass Through Trust A 144A, 4.20%, 11/15/27 (a)	1,946
1,750,000	LCM XXI LP 144A, 4.13%, 4/20/28 (a)	1,761
1,620,000	Level 3 Communications Inc., 5.75%, 12/01/22	1,669
2,260,000	LifePoint Health Inc., 5.50%, 12/01/21	2,356
2,850,000	Lowe’s Companies Inc., 3.70%, 4/15/46	2,829
2,890,000	Macquarie Bank Ltd. 144A, 2.00%, 8/15/16 (a)	2,898
1,500,000	Massachusetts Mutual Life Insurance Co. 144A, 4.50%, 4/15/65 (a)	1,377
1,570,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	1,669
1,340,000	MDC Holdings Inc., 6.00%, 1/15/43	1,032
1,843,000	MeadWestvaco Corp., 7.95%, 2/15/31	2,392
1,540,000	MetLife Inc., 6.40%, 12/15/36	1,645
1,500,000	Mobile Mini Inc., 7.88%, 12/01/20	1,561
1,440,000	Morgan Stanley, 1.49%, 1/24/19	1,438
1,300,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (a)	1,931
1,400,000	New Red Finance Inc 144A, 6.00%, 4/01/22 (a)	1,449
1,000,000	New Red Finance Inc. 144A, 4.63%, 1/15/22 (a)	1,028
1,615,000	Newell Brands Inc., 5.38%, 4/01/36	1,773
1,045,000	North Shore Long Island Jewish Health Care Inc., 6.15%, 11/01/43	1,364
1,000,000	Novelis Inc./GA, 8.75%, 12/15/20	1,038
1,750,000	Octagon Investment Partners 26 Ltd. 144A, 3.97%, 4/15/27 (a)	1,761
1,700,000	Old Republic International Corp., 4.88%, 10/01/24	1,818
3,015,000	Orange SA, 9.00%, 3/01/31	4,723
1,450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (a)	2,094
2,150,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.38%, 2/01/22 (a)	2,165
1,470,000	People’s United Bank, 4.00%, 7/15/24	1,455
2,375,000	Perrigo Finance PLC, 3.50%, 12/15/21	2,423
2,200,000	Pfizer Inc., 7.20%, 3/15/39	3,253
2,110,000	Principal Life Global Funding II 144A, 3.00%, 4/18/26 (a)	2,116
2,350,000	Prudential Financial Inc., 5.63%, 6/15/43	2,452
1,725,000	Quest Diagnostics Inc., 3.50%, 3/30/25	1,753
1,622,000	Qwest Corp., 8.38%, 5/01/16	1,622

26   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,000,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 6.88%, 2/15/21	$1,039
2,300,000	Ryder System Inc., 2.50%, 5/11/20	2,291
1,600,000	Sabre GLBL Inc. 144A, 5.38%, 4/15/23 (a)	1,636
1,580,000	Santander Holdings USA Inc./PA, 2.65%, 4/17/20	1,576
867,000	Scentre Group Trust 1 / Scentre Group Trust 2 144A, 2.38%, 11/05/19 (a)	868
1,500,000	Schlumberger Holdings Corp. 144A, 2.35%, 12/21/18 (a)	1,521
1,000,000	Schlumberger Holdings Corp. 144A, 4.00%, 12/21/25 (a)	1,069
2,525,000	Select Income REIT, 4.50%, 2/01/25	2,442
835,000	Senior Housing Properties Trust, 4.75%, 5/01/24	811
1,645,000	Senior Housing Properties Trust, 6.75%, 4/15/20	1,808
2,400,000	Shell International Finance BV, 1.63%, 11/10/18	2,417
2,500,000	Sigma Alimentos SA de CV 144A, 4.13%, 5/02/26 (a)	2,509
4,030,000	Sinopec Capital 2013 Ltd. 144A, 1.88%, 4/24/18 (a)	4,021
1,700,000	Solvay Finance America LLC 144A, 4.45%, 12/03/25 (a)	1,773
1,055,000	Southeast Supply Header LLC 144A, 4.25%, 6/15/24 (a)	983
1,370,000	Sparebank 1 Boligkreditt AS 144A, 2.63%, 5/27/16 (a)	1,371
1,600,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (a)	1,595
1,560,000	Sunoco Logistics Partners Operations LP, 4.40%, 4/01/21	1,605
5,270,000	Suntory Holdings Ltd. 144A, 2.55%, 9/29/19 (a)	5,342
2,750,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.38%, 4/30/25 (a)	2,748
1,650,000	Synchrony Financial, 2.70%, 2/03/20	1,652
2,200,000	Sysco Corp., 3.30%, 7/15/26	2,261
2,675,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (a)	3,476
1,835,000	Thermo Fisher Scientific Inc., 3.00%, 4/15/23	1,863
2,050,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)	2,093
2,000,000	Time Warner Inc., 3.60%, 7/15/25	2,093
1,000,000	T-Mobile USA Inc., 6.25%, 4/01/21	1,046
2,100,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	2,111
2,995,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	3,999
2,195,000	Tribune Media Co., 5.88%, 7/15/22	2,190
710,000	United Rentals North America Inc., 5.75%, 11/15/24	723
1,350,000	Valero Energy Corp., 6.63%, 6/15/37	1,522
3,140,000	Vereit Operating Partnership LP, 3.00%, 2/06/19	3,093
5,085,000	Welltower Inc, 4.13%, 4/01/19	5,349
2,600,000	Xcel Energy Inc., 3.30%, 6/01/25	2,699
1,645,000	ZF North America Capital Inc. 144A, 4.50%, 4/29/22 (a)	1,690
Total Corporate Bond (Cost - $334,191)		339,591

Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (0%)
383,292	FDIC Structured Sale Guaranteed Notes 144A, 1.16%, 12/04/20 (a)
	(Cost - $384)	$ 383
Foreign Government (3%)
2,260,000	Argentine Republic Government International Bond 144A, 7.50%, 4/22/26 (a)	2,299
1,470,000	Indonesia Government International Bond 144A, 3.75%, 4/25/22 (a)	1,510
3,920,000	Mexico Government International Bond, 3.63%, 3/15/22	4,063
2,720,000	Panama Government International Bond, 5.20%, 1/30/20	3,006
3,000,000	Philippine Government International Bond, 4.00%, 1/15/21	3,300
2,989,000	Poland Government International Bond, 5.13%, 4/21/21	3,352
2,800,000	Romanian Government International Bond 144A, 4.38%, 8/22/23 (a)	2,981
Total Foreign Government (Cost - $20,302)		20,511
Mortgage Backed (33%)
1,586,817	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	1,521
5,577,673	CSMLT 2015-3 Trust 144A, 3.00%, 10/25/30 (a)	5,698
1,888,206	Fannie Mae Connecticut Avenue Securities, 1.39%, 5/25/24	1,878
930,291	Fannie Mae Connecticut Avenue Securities, 1.39%, 5/25/24	923
1,289,929	Fannie Mae Connecticut Avenue Securities, 1.64%, 7/25/24	1,287
4,063,850	Fannie Mae Connecticut Avenue Securities, 1.64%, 5/25/25	4,066
1,265,059	Fannie Mae Connecticut Avenue Securities, 2.04%, 1/25/24	1,266
2,128,253	Fannie Mae Connecticut Avenue Securities, 2.39%, 8/25/28	2,132
574,508	Fannie Mae Connecticut Avenue Securities, 2.44%, 10/25/23	578
1,300,000	Fannie Mae Connecticut Avenue Securities, 2.64%, 10/25/28	1,309
1,500,000	Fannie Mae Connecticut Avenue Securities, 6.14%, 4/25/28	1,574
1,500,000	Fannie Mae Connecticut Avenue Securities, 7.19%, 8/25/28	1,640
1,700,000	Fannie Mae Connecticut Avenue Securities, 12.69%, 9/25/28	1,835
8,595,000	FFCB, 0.47%, 1/17/18	8,583
6,186,404	FG Q12837 30YR, 3.00%, 11/01/42	6,351
6,220,000	FN, 2.50%, 15YR TBA (b)	6,393
19,070,000	FN, 3.00%, 30YR TBA (b)	19,550
1,420,000	FN, 3.00%, 15YR TBA (b)	1,483
10,150,000	FN, 3.50%, 30YR TBA (b)	10,638
24,710,000	FN, 4.00%, 30YR TBA (b)	26,399
13,550,000	FN, 4.50%, 30YR TBA (b)	14,755
12,053,000	FN, 6.25%, 5/15/29	17,184
2,923,430	FN 254766 30YR, 5.00%, 6/01/33	3,253
3,128,255	FN 725423 30YR, 5.50%, 5/01/34	3,539
1,694,272	FN 725424 30YR, 5.50%, 4/01/34	1,917

Semi-Annual Report    27

Principal or Shares	Security Description	Value (000)

4,392,333	FN 745418 30YR, 5.50%, 4/01/36	$4,952
3,083,543	FN 995203 30YR, 5.00%, 7/01/35	3,431
2,819,380	FN AJ7689 30YR, 4.00%, 12/01/41	3,023
698,270	FN AQ7920 30YR, 3.00%, 12/01/42	718
1,302,972	FN AS5730 15YR, 3.00%, 9/01/30	1,363
5,669,479	FN AX3596 15YR, 3.00%, 7/01/27	5,945
2,166,577	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.54%, 5/25/25	2,166
957,379	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.89%, 11/25/23	957
1,400,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.64%, 2/25/24	1,412
11,625,000	G2, 3.50%, 30YR TBA (b)	12,279
244,959	G2 5140 30YR, 4.50%, 8/20/41	267
928,688	G2 5175 30YR, 4.50%, 9/20/41	1,011
7,840,000	GN, 4.00%, 30YR TBA (b)	8,395
2,671,281	GN 745187 30YR, 4.50%, 7/15/40	2,966
1,265,879	GN AA5452 30YR, 3.50%, 7/15/42	1,350
133,157	Harborview Mortgage Loan Trust, 3.02%, 1/19/35	124
1,351,004	Hilton USA Trust 2013-HLF 144A, 1.44%, 11/05/30 (a)	1,350
2,440,000	Hilton USA Trust 2013-HLT 144A, 2.66%, 11/05/30 (a)	2,452
2,300,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.68%, 1/15/32 (a)	2,292
393,752	JP Morgan Mortgage Trust 2006-S2, 6.00%, 7/25/36	352
7,531,862	JP Morgan Mortgage Trust 2013-1 144A, 2.50%, 3/25/43 (a)	7,586
3,267,409	JP Morgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (a)	3,362
5,458,850	JP Morgan Seasoned Mortgage Trust 2014-1 144A, 0.94%, 5/25/33 (a)	5,251
50,073	Landmark Mortgage Securities PLC, 0.81%, 6/17/38 GBP (c)	71
37,355	Morgan Stanley Mortgage Loan Trust, 2.31%, 7/25/34	37
1,136,447	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)	1,143
1,926,334	New Residential Mortgage Loan Trust 2014-3 144A, 3.75%, 11/25/54 (a)	1,993
477,190	Prime Mortgage Trust, 5.00%, 10/25/35	470
2,071,894	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	1,668
67,750	Sequoia Mortgage Trust, 0.84%, 10/20/27	66
1,006,002	Sequoia Mortgage Trust, 1.45%, 2/25/43	971
5,258,318	Sequoia Mortgage Trust 144A, 3.00%, 5/25/43 (a)	5,282
1,960,968	Sequoia Mortgage Trust, 3.50%, 9/25/42	2,013
672,326	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	670
1,300,000	Springleaf Mortgage Loan Trust 144A, 5.58%, 6/25/58 (a)	1,303
13,436	Structured Asset Mortgage Investments Trust 2003-CL1, 3.83%, 7/25/32	14

Principal or Shares	Security Description	Value (000)

7,475	Structured Asset Securities Corp. Mortgage Pass Through Certificates 2002-16A, 0.00%, 8/25/32	$4
834,236	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 Trust, 2.24%, 7/25/37	677
2,750,000	Wells Fargo Commercial Mortgage Trust 2015-Lc22, 3.84%, 9/15/58	2,985
Total Mortgage Backed (Cost - $235,808)		238,123
Municipal (1%)
770,000	State Board of Administration Finance Corp., 3.00%, 7/01/20	799
1,495,000	State of California, 7.55%, 4/01/39	2,320
1,000,000	State of Washington, 1.70%, 7/01/20	992
365,000	University of California, 3.26%, 5/15/24	379
Total Municipal (Cost - $3,585)		4,490
U.S. Treasury (16%)
23,000,000	U.S. Treasury Bill, 0.03%, 5/12/16 (d)	22,999
20,000,000	U.S. Treasury Note, 0.63%, 10/15/16	20,021
6,000,000	U.S. Treasury Note, 1.25%, 2/29/20	6,031
16,708,000	U.S. Treasury Note, 1.25%, 3/31/21	16,683
10,887,000	U.S. Treasury Note, 1.63%, 4/30/23	10,906
3,610,000	U.S. Treasury Note, 1.63%, 2/15/26	3,548
29,541,000	U.S. Treasury Note, 2.50%, 2/15/46 (e)	28,546
8,464,000	U.S. Treasury Note, 2.88%, 5/15/43	8,855
Total U.S. Treasury (Cost - $117,940)		117,589
Investment Company (6%)
500,000	Payden Absolute Return Bond Fund, SI Class *	4,955
5,133,785	Payden Cash Reserves Money Market Fund *	5,134
1,814,022	Payden Emerging Markets Corporate Bond Fund, SI Class *	17,723
646,094	Payden Emerging Markets Local Bond Fund, Investor Class *	4,516
1,522,172	Payden Floating Rate Fund, SI Class *	15,054
Total Investment Company (Cost - $49,909)		47,382
Total (Cost - $804,741) (112%)		810,481
Liabilities in excess of Other Assets (-12%)		(87,478)
Net Assets (100%)		$723,003

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security was purchased on a delayed delivery basis.
(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

28   Payden Mutual Funds

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)

Assets:
5/17/2016	India Rupee (Buy 445,570)	Barclays Bank PLC	$105
5/4/2016	New Zealand Dollar (Sell 36,932)	Royal Bank of Canada	44
5/26/2016	Norwegian Krone (Buy 58,266)	UBS AG	47

			$196

Liabilities:
5/26/2016	Canadian Dollar (Sell 8,880)	Royal Bank of Canada	$(417)
8/23/2016	Chinese Yuan (Sell 54,295)	Barclays Bank PLC	(187)
6/14/2016	Euro (Sell 4,524)	BNP PARIBAS	(193)
5/25/2016	New Taiwan Dollar (Sell 110,640)	HSBC Bank USA, N.A.	(126)
8/2/2016	Singapore Dollar (Sell 9,691)	Bank of America N.A.	(31)

			$(954)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (000s)

227	Australia Bond Future	Jun-16	$ 22,549	$24
125	U.S. Treasury 10 Year Note	Jun-16	(16,258)	54
422	U.S. Ultra Bond Future	Jun-16	(59,317)	45
				$123

See notes to financial statements.

Semi-Annual Report    29

The Fund seeks a high level of total return that is

consistent with the preservation of capital by generally investing 80% of its assets in investment grade corporate bonds with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Financial	37%
Energy	12%
Consumer Non-Cyclical	11%
Consumer Cyclical	10%
Cash equivalent	8%
Other	22%

Schedule of Investments - April 30, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)

Corporate Bond (93%)
Consumer Cyclical (10%)
650,000	American Airlines 2016-1 Class A Pass Through Trust, 4.10%, 1/15/28	$679
500,000	AutoZone Inc., 3.13%, 4/21/26	506
775,000	BMW U.S. Capital LLC 144A, 2.00%, 4/11/21 (a)	779
660,000	Dollar General Corp., 3.25%, 4/15/23	666
600,000	Ford Motor Credit Co. LLC, 1.46%, 3/27/17	601
600,000	Ford Motor Credit Co. LLC, 3.10%, 5/04/23	600
730,000	Glencore Funding LLC 144A, 1.80%, 5/27/16 (a)	729
450,000	Lam Research Corp., 3.80%, 3/15/25	451
330,000	Latam Airlines 2015-1 Pass Through Trust B 144A, 4.50%, 11/15/23 (a)	287
755,000	Lowe’s Companies Inc., 3.70%, 4/15/46	749
315,000	Newell Brands Inc., 5.38%, 4/01/36	346
300,000	Newell Brands Inc., 5.50%, 4/01/46	335
740,000	Target Corp., 3.63%, 4/15/46	738
700,000	Tingyi Cayman Islands Holding Corp., 3.88%, 6/20/17	712
		8,178
Consumer Non-Cyclical (11%)
425,000	Actavis Funding SCS, 2.45%, 6/15/19	430
250,000	Actavis Funding SCS, 4.75%, 3/15/45	254
600,000	Amgen Inc., 5.65%, 6/15/42	726
700,000	Baxalta Inc. 144A, 4.00%, 6/23/25 (a)	724
475,000	Biogen Inc., 4.05%, 9/15/25	512
310,000	Block Financial LLC, 4.13%, 10/01/20	317
700,000	Blue Cross & Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (a)	694
650,000	Mallinckrodt International Finance SA, 3.50%, 4/15/18	637
400,000	NBTY Inc. ,144A, 7.63%, 5/15/21 (a)	410
175,000	Northwell Healthcare Inc., 6.15%, 11/01/43	229
945,000	Pfizer Inc., 7.20%, 3/15/39	1,397
590,000	Sigma Alimentos SA de CV 144A, 4.13%, 5/02/26 (a)	592
430,000	Stryker Corp., 3.50%, 3/15/26	452
570,000	Sysco Corp., 3.30%, 7/15/26	586
480,000	Thermo Fisher Scientific Inc., 3.00%, 4/15/23	487
		8,447
Energy (12%)
545,444	Alliance Pipeline LP/United States 144A, 7.00%, 12/31/19 (a)	588
700,000	Anadarko Petroleum Corp., 5.55%, 3/15/26	752
300,000	BP Capital Markets PLC, 3.12%, 5/04/26	303
600,000	BP Capital Markets PLC, 4.50%, 10/01/20	663
600,000	Canadian Natural Resources Ltd., 5.90%, 2/01/18	627

Principal or Shares	Security Description	Value (000)

700,000	Chevron Corp., 2.42%, 11/17/20	$721
500,000	ConocoPhillips Co., 1.05%, 12/15/17	496
500,000	Enterprise Products Operating LLC, 3.75%, 2/15/25	517
350,000	Enterprise Products Operating LLC, 3.95%, 2/15/27	363
155,000	EOG Resources Inc., 6.88%, 10/01/18	173
200,000	Exxon Mobil Corp., 2.73%, 3/01/23	205
500,000	Exxon Mobil Corp., 3.04%, 3/01/26	518
200,000	Kinder Morgan Energy Partners LP, 2.65%, 2/01/19	198
250,000	Kinder Morgan Inc./DE 144A, 5.00%, 2/15/21 (a)	259
650,000	Schlumberger Holdings Corp. 144A, 4.00%, 12/21/25 (a)	695
800,000	Shell International Finance BV, 2.25%, 11/10/20	814
465,000	Sunoco Logistics Partners Operations LP, 4.40%, 4/01/21	478
300,000	Total Capital International SA, 2.10%, 6/19/19	305
700,000	TransCanada PipeLines Ltd., 1.63%, 11/09/17	700
350,000	Valero Energy Corp., 6.63%, 6/15/37	395
		9,770
Financial (38%)
170,000	Air Lease Corp., 4.25%, 9/15/24	172
430,000	Air Lease Corp., 5.63%, 4/01/17	445
750,000	Ally Financial Inc., 3.25%, 2/13/18	752
500,000	Ares Capital Corp., 4.88%, 11/30/18	517
810,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	824
700,000	Bank of America Corp., 3.50%, 4/19/26	709
105,000	Bank of America Corp., 6.88%, 4/25/18	115
330,000	Bank of America Corp., 7.63%, 6/01/19	383
535,000	Banque Federative du Credit Mutuel SA 144A, 2.50%, 4/13/21 (a)	539
370,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	392
252,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (a)	252
530,000	Berkshire Hathaway Inc., 2.75%, 3/15/23	547
700,000	Citigroup Inc., 3.40%, 5/01/26	704
265,000	Citigroup Inc., 4.45%, 9/29/27	270
500,000	Compass Bank, 1.85%, 9/29/17	498
500,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	506
610,000	Crown Castle International Corp., 3.70%, 6/15/26	621
625,000	Digital Realty Trust LP, 3.40%, 10/01/20	643
500,000	Discover Bank/Greenwood DE, 3.10%, 6/04/20	510
675,000	Essex Portfolio LP, 3.38%, 4/15/26	684
750,000	Fairfax U.S. Inc. 144A, 4.88%, 8/13/24 (a)	749

30   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

700,000	Fifth Third Bank/Cincinnati OH,
	3.85%, 3/15/26	$723
290,000	FS Investment Corp., 4.25%, 1/15/20	294
500,000	General Motors Financial Co. Inc.,
	3.20%, 7/13/20	507
205,000	General Motors Financial Co. Inc.,
	4.75%, 8/15/17	213
600,000	Goldman Sachs Group Inc., 2.63%, 4/25/21	604
460,000	Goldman Sachs Group Inc., 7.50%, 2/15/19	528
350,000	Goodman Funding Ltd. 144A,
	6.00%, 3/22/22 (a)	399
315,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)	342
500,000	Hospitality Properties Trust, 4.50%, 3/15/25	488
600,000	International Lease Finance Corp.,
	2.58%, 6/15/16	601
500,000	Intesa Sanpaolo SpA 144A, 5.71%, 1/15/26 (a)	487
710,000	JPMorgan Chase & Co., 1.85%, 3/22/19	713
440,000	Kimco Realty Corp., 3.40%, 11/01/22	451
300,000	Macquarie Bank Ltd. 144A, 4.88%, 6/10/25 (a)	308
510,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21 (a)	581
505,000	MetLife Inc., 6.40%, 12/15/36	539
1,000,000	Morgan Stanley, 2.50%, 4/21/21	1,003
600,000	Nationwide Mutual Insurance Co. 144A,
	9.38%, 8/15/39 (a)	891
640,000	Navient Corp., 6.13%, 3/25/24	576
500,000	New York Life Insurance Co. 144A,
	6.75%, 11/15/39 (a)	657
450,000	Pacific Life Insurance Co. 144A,
	9.25%, 6/15/39 (a)	650
340,000	People’s United Bank, 4.00%, 7/15/24	336
1,000,000	Pershing Square Holdings Ltd. 144A,
	5.50%, 7/15/22 (a)	958
560,000	Principal Life Global Funding II 144A,
	3.00%, 4/18/26 (a)	562
325,000	Prudential Financial Inc., 5.63%, 6/15/43	339
400,000	Prudential Financial Inc., 8.88%, 6/15/38	443
250,000	RBS Citizens Financial Group Inc. 144A,
	4.15%, 9/28/22 (a)	259
430,000	Santander Holdings USA Inc./PA,
	2.65%, 4/17/20	429
470,000	Select Income REIT, 4.50%, 2/01/25	455
365,000	Senior Housing Properties Trust,
	6.75%, 4/15/20	401
105,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (a)	105
250,000	Synchrony Financial, 2.70%, 2/03/20	250
250,000	Synchrony Financial, 3.75%, 8/15/21	258
550,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44 (a)	593
500,000	Toronto-Dominion Bank (The), 2.13%, 4/07/21	502
670,000	Transatlantic Holdings Inc., 8.00%, 11/30/39	895
1,000,000	UBS Group Funding Jersey Ltd. 144A,
	4.13%, 9/24/25 (a)	1,028
		30,200
Healthcare (1%)
110,000	Dignity Health, 3.13%, 11/01/22	113
740,000	Dignity Health, 4.50%, 11/01/42	757
		870

Principal or Shares	Security Description	Value (000)
Industrial (5%)
530,000	Amcor Finance USA Inc. 144A,
	3.63%, 4/28/26 (a)	$535
440,000	Aviation Capital Group Corp. 144A,
	4.63%, 1/31/18 (a)	451
400,000	FedEx Corp., 4.50%, 2/01/65	412
450,000	Keysight Technologies Inc., 3.30%, 10/30/19	451
350,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.05%, 1/09/20 (a)	352
500,000	Pentair Finance SA, 2.90%, 9/15/18	502
420,000	Roper Technologies Inc., 3.00%, 12/15/20	434
825,000	Sydney Airport Finance Co. Pty Ltd. 144A,
	3.38%, 4/30/25 (a)	824
300,000	Textron Inc., 5.60%, 12/01/17	315
		4,276
Material (2%)
155,000	Dow Chemical Co., 9.40%, 5/15/39	238
500,000	Solvay Finance America LLC 144A,
	4.45%, 12/03/25 (a)	522
445,000	Westvaco Corp., 7.95%, 2/15/31	577
		1,337
Technology (2%)
500,000	Dun & Bradstreet Corp., 4.00%, 6/15/20	498
400,000	Electronic Arts Inc., 3.70%, 3/01/21	419
500,000	Hewlett Packard Enterprise Co. 144A,
	3.60%, 10/15/20 (a)	519
		1,436
Telecommunication (7%)
175,000	21st Century Fox America Inc., 9.50%, 7/15/24	252
1,000,000	AT&T Inc., 4.50%, 5/15/35	1,009
250,000	AT&T Inc., 6.55%, 2/15/39	304
500,000	British Sky Broadcasting Group PLC 144A,
	9.50%, 11/15/18 (a)	589
600,000	Comcast Corp., 4.40%, 8/15/35	664
400,000	Orange SA, 9.00%, 3/01/31	627
400,000	Time Warner Inc., 7.63%, 4/15/31	528
1,000,000	Verizon Communications Inc., 4.40%, 11/01/34	1,022
280,000	Verizon Communications Inc., 4.86%, 8/21/46	301
		5,296
Utility (5%)
250,000	Berkshire Hathaway Energy Co.,
	6.13%, 4/01/36	325
500,000	Dominion Resources Inc./VA, 4.10%, 4/01/21	510
520,000	Edison International, 2.95%, 3/15/23	523
600,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	634
300,000	Entergy Louisiana LLC, 3.25%, 4/01/28	316
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	507
700,000	Exelon Corp., 3.40%, 4/15/26	720
225,000	Sempra Energy, 9.80%, 2/15/19	272
400,000	Solar Star Funding LLC 144A,
	3.95%, 6/30/35 (a)	413
		4,220
Total Corporate Bond (Cost - $72,100)		74,030
Foreign Government (1%)
350,000	Argentine Republic Government International Bond 144A, 7.63%, 4/22/46 (a)
	(Cost - $335)	345

Semi-Annual Report    31

Principal or Shares	Security Description	Value (000)

Investment Company (8%)
6,561,703	Payden Cash Reserves Money Market Fund *
	(Cost - $6,562)	$6,562
Total (Cost - $78,997) (102%)		80,937
Liabilities in excess of Other Assets (-2%)		(1,508)
Net Assets (100%)		$79,429

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)

Liabilities:
6/14/2016	Euro (Sell 788)	BNP PARIBAS	$(34)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)

42	U.S. Treasury 10 Year Note Future	Jun-16	$ (5,463)	$(34)
104	U.S. Treasury 5 Year Note Future	Jul-16	10,400	4
20	U.S. Treasury Ultra Bond Future	Jun-16	3,427	(26)
				$(56)

See notes to financial statements.

32   Payden Mutual Funds

The Fund seeks a high level of total return including income generation consistent with preservation of capital by investing in a wide variety of securities across many asset classes.	Portfolio Composition - percent of value

	Corporate	35%
	U.S. Treasury	22%
	Mortgage Backed	17%
	Asset Backed	7%
	Bank Loans	5%
	Other	14%

Schedule of Investments - April 30, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (8%)
967,271	American Homes 4 Rent 2014-SFR1 144A,
	1.69%, 6/17/31 (a)	$956
1,250,000	Apidos CLO 144A, 1.78%, 4/15/25 (a)	1,233
1,600,000	Babson CLO Ltd. 144A, 1.73%, 4/20/25 (a)	1,574
500,000	Carlyle Global Market Strategies CLO 2016-1 Ltd. 144A, 3.93%, 4/20/27 (a)	500
295,053	Colony American Homes 2014-2 144A,
	1.39%, 7/17/31 (a)	291
998,463	Colony American Homes 2015-1 144A,
	1.64%, 7/17/32 (a)	989
500,000	Eaton Vance CLO 2015-1 Ltd. 144A,
	4.83%, 10/20/26 (a)	482
543,603	Invitation Homes 2013-SFR1 Trust 144A,
	1.59%, 12/17/30 (a)	541
605,944	Invitation Homes 2014-SFR1 Trust 144A,
	1.44%, 6/17/31 (a)	599
244,682	Invitation Homes 2014-SFR2 Trust 144A,
	1.54%, 9/17/31 (a)	243
400,000	LCM XX LLC 144A, 4.38%, 10/20/27 (a)	373
500,000	LCM XXI LP 144A, 4.13%, 4/20/28 (a)	503
500,000	Octagon Investment Partners 26 Ltd. 144A,
	3.97%, 4/15/27 (a)	503
1,000,000	Octagon Investment Partners XIX Ltd. 144A,
	2.15%, 4/15/26 (a)	999
1,000,000	Symphony CLO XV Ltd. 144A,
	2.08%, 10/17/26 (a)	994
1,000,000	Tyron Park CLO Ltd. 144A, 1.75%, 7/15/25 (a)	986
1,250,000	Venture XVII CLO Ltd. 144A,
	2.11%, 7/15/26 (a)	1,241
531,147	VOLT XXV LLC 144A, 3.50%, 6/26/45 (a)	525
375,176	VOLT XXXV LLC 144A, 3.50%, 6/26/45 (a)	371
Total Asset Backed (Cost - $13,970)		13,903
Bank Loans(b) (5%)
398,056	Akorn Inc. Term Loan 1L, 4.50%, 4/16/21	399
594,000	Albertson’s LLC Term Loan B4 1L,
	5.50%, 8/25/21	597
746,183	Allison Transmission Inc. Term Loan B3 1L,
	3.75%, 8/23/19	748
712,531	ARAMARK Corp. Term Loan E 1L,
	3.25%, 9/07/19	715
500,000	Berry Plastics Group Inc. Term Loan E 1L,
	3.75%, 1/06/21	501
653,216	Burlington Coat Factory Warehouse Corp. Term Loan B3 1L, 4.25%, 8/13/21	656
491,251	Catalent Pharma Solutions Inc. Term Loan B 1L, 4.50%, 5/08/21	495

Principal or Shares	Security Description	Value (000)

493,641	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20	$494
491,250	Davita Healthcare Partners Inc. Term Loan B 1L, 3.50%, 6/24/21	494
588,000	HUB International Ltd. Term Loan B 1L,
	4.25%, 10/02/20	583
485,568	Libbey Glass Inc. Term Loan 1L, 3.75%, 4/09/21	486
403,015	Michaels Stores Inc. Term Loan 1L,
	4.00%, 1/28/20	405
491,266	Nortek Inc. Term Loan B 1L, 3.75%, 10/30/20	484
498,750	Petco Animal Supplies, Inc., Tranche B-1 Term
	Loan, 5.75%, 1/26/23	503
594,000	PetSmart Inc., 4.25%, 3/10/22	593
589,340	Sabre Global Inc. Term Loan B 1L,
	4.25%, 2/19/19	592
598,492	Trinseo Materials Finance, Inc., 1st Lien Term Loan B, 4.25%, 11/05/21	599
416,071	Vantiv LLC Term Loan B 1L, 3.75%, 6/13/21	419
291,667	Visteon Corp. Term Loan B IL, 3.50%, 4/09/21	292
Total Bank Loans (Cost - $9,989)		10,055
Corporate Bond (36%)
300,000	AbbVie Inc., 2.50%, 5/14/20	305
300,000	AbbVie Inc., 3.20%, 11/06/22	310
500,000	Acadia Healthcare Co. Inc. 144A,
	6.50%, 3/01/24 (a)	529
605,000	Actavis Funding SCS, 2.45%, 6/15/19	612
300,000	AerCap Aviation Solutions BV, 6.38%, 5/30/17	312
230,000	Air Canada 144A, 8.75%, 4/01/20 (a)	248
620,000	Air Lease Corp., 5.63%, 4/01/17	642
400,000	Aircastle Ltd., 5.50%, 2/15/22	428
200,000	Alexandria Real Estate Equities Inc.,
	2.75%, 1/15/20	199
410,000	Ally Financial Inc., 3.25%, 11/05/18	410
8,700,000	America Movil SAB de CV, 6.00%, 6/09/19 MXN (c)	505
250,491	American Airlines 2013-2 Class B Pass Through Trust 144A, 5.60%, 7/15/20 (a)	256
300,000	American Axle & Manufacturing Inc.,
	6.25%, 3/15/21	313
305,000	American Express Credit Corp., 1.55%, 9/22/17	306
650,000	Anadarko Petroleum Corp., 4.85%, 3/15/21	679
480,000	Anheuser-Busch InBev Finance Inc.,
	2.65%, 2/01/21	493
770,000	Apple Inc., 2.25%, 2/23/21	788

Semi-Annual Report    33

Principal or Shares	Security Description	Value (000)

300,000	Ardagh Packaging Finance PLC 144A,
	9.13%, 10/15/20 (a)	$317
350,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.63%, 12/15/19 (a)	354
800,000	AT&T Inc., 3.40%, 5/15/25	815
300,000	AutoZone Inc., 1.30%, 1/13/17	301
600,000	BAE Systems Holdings Inc. 144A,
	2.85%, 12/15/20 (a)	610
440,000	Ball Corp., 4.00%, 11/15/23	437
210,000	Bank of America Corp., 6.88%, 4/25/18	230
475,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A,
	2.70%, 9/09/18 (a)	485
520,000	Banque Federative du Credit Mutuel SA 144A,
	2.50%, 4/13/21 (a)	524
275,000	Barclays Bank PLC 144A, 6.05%, 12/04/17 (a)	291
350,000	Baxalta Inc. 144A, 2.88%, 6/23/20 (a)	350
650,000	BB&T Corp., 4.90%, 6/30/17	676
585,000	BBVA Banco Continental SA 144A,
	3.25%, 4/08/18 (a)	599
250,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	257
690,000	Berkshire Hathaway Inc., 2.75%, 3/15/23	712
500,000	Blue Cross & Blue Shield of Minnesota 144A,
	3.79%, 5/01/25 (a)	496
760,000	BMW U.S. Capital LLC 144A,
	2.00%, 4/11/21 (a)	764
300,000	Capital One Bank USA NA, 2.30%, 6/05/19	300
80,000	Capital One Financial Corp., 6.15%, 9/01/16	81
300,000	CCO Holdings LLC / CCO Holdings Capital
	Corp., 5.75%, 9/01/23	316
300,000	CenturyLink Inc., 6.45%, 6/15/21	308
400,000	CF Industries Inc., 6.88%, 5/01/18	436
300,000	CHS/Community Health Systems Inc.,
	8.00%, 11/15/19	303
300,000	Citigroup Inc., 0.91%, 6/09/16	300
200,000	Citigroup Inc., 1.55%, 8/14/17	200
375,000	Citigroup Inc., 4.45%, 9/29/27	383
130,000	Citigroup Inc., 6.13%, 12/29/49	132
145,000	CNH Industrial Capital LLC, 3.63%, 4/15/18	147
430,000	CommScope Inc. 144A, 5.00%, 6/15/21 (a)	438
425,000	Corrections Corp. of America, 4.63%, 5/01/23	435
600,000	Credit Suisse/New York NY, 6.00%, 2/15/18	639
500,000	Dana Holding Corp., 5.38%, 9/15/21	513
300,000	DaVita HealthCare Partners Inc.,
	5.13%, 7/15/24	306
350,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (a)	376
400,000	Discover Bank/Greenwood DE, 3.10%, 6/04/20	408
500,000	DISH DBS Corp., 5.88%, 11/15/24	471
300,000	Dole Food Co. Inc. 144A, 7.25%, 5/01/19 (a)	302
750,000	Dominion Resources Inc./VA, 1.90%, 6/15/18	754
400,000	E*TRADE Financial Corp., 5.38%, 11/15/22	426
150,000	Eastman Chemical Co., 2.40%, 6/01/17	152
425,000	Edison International, 3.75%, 9/15/17	438
350,000	EDP Finance BV 144A, 6.00%, 2/02/18 (a)	370
500,000	Entergy Louisiana LLC, 5.00%, 7/15/44	507
420,000	Equinix Inc., 5.75%, 1/01/25	442
850,000	Export-Import Bank of India, 3.88%, 10/02/19	886
680,000	Exxon Mobil Corp., 2.22%, 3/01/21	693

Principal or Shares	Security Description	Value (000)

300,000	Fifth Third Bank/Cincinnati OH,
	2.15%, 8/20/18	$303
500,000	First Data Corp. 144A, 5.00%, 1/15/24 (a)	507
350,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	353
220,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	234
235,000	FS Investment Corp., 4.25%, 1/15/20	239
450,000	GATX Corp., 2.50%, 3/15/19	447
300,000	Glencore Funding LLC 144A, 1.80%, 5/27/16 (a)	300
600,000	Goldman Sachs Group Inc., 7.50%, 2/15/19	689
300,000	Goodyear Tire & Rubber Co., 6.50%, 3/01/21	316
200,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)	217
465,000	Hertz Corp., 6.75%, 4/15/19	474
225,000	Hospitality Properties Trust, 4.50%, 3/15/25	219
300,000	HPHT Finance 15 Ltd. 144A,
	2.25%, 3/17/18 (a)	301
530,000	HSBC USA Inc., 2.00%, 8/07/18	533
400,000	Hyundai Capital America 144A,
	1.45%, 2/06/17 (a)	400
247,000	Hyundai Capital America 144A,
	1.88%, 8/09/16 (a)	248
300,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	300
750,000	Jackson National Life Global Funding 144A,
	1.88%, 10/15/18 (a)	758
450,000	John Deere Capital Corp., 2.30%, 9/16/19	462
500,000	Johnson Controls Inc., 1.40%, 11/02/17	499
525,000	KazMunayGas National Co. JSC 144A,
	6.38%, 4/09/21 (a)	552
360,000	KeyCorp, 2.90%, 9/15/20	369
500,000	Keysight Technologies Inc., 3.30%, 10/30/19	501
300,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	299
400,000	L Brands Inc., 5.63%, 10/15/23	443
450,000	Latam Airlines 2015-1 Pass Through Trust A
	144A, 4.20%, 11/15/27 (a)	407
420,000	Level 3 Communications Inc., 5.75%, 12/01/22	433
400,000	Levi Strauss & Co., 6.88%, 5/01/22	431
470,000	LifePoint Health Inc., 5.50%, 12/01/21	490
150,000	Macquarie Group Ltd. 144A,
	3.00%, 12/03/18 (a)	154
392,000	Macquarie Group Ltd. 144A, 4.88%, 8/10/17 (a)	405
450,000	Martin Marietta Materials Inc., 1.73%, 6/30/17	447
165,000	MeadWestvaco Corp., 7.38%, 9/01/19	187
100,000	MetLife Inc., 5.25%, 12/29/49	98
500,000	Microsoft Corp., 1.85%, 2/12/20	511
200,000	Mizuho Bank Ltd. 144A, 1.08%, 9/25/17 (a)	200
250,000	Mizuho Bank Ltd. 144A, 1.55%, 10/17/17 (a)	250
235,000	Mizuho Financial Group Inc. 144A,
	2.63%, 4/12/21 (a)	235
300,000	Mobile Mini Inc., 7.88%, 12/01/20	312
250,000	Morgan Stanley, 5.95%, 12/28/17	267
420,000	MUFG Union Bank NA, 5.95%, 5/11/16	420
400,000	NBTY Inc., 9.00%, 10/01/18	409
280,000	New Red Finance Inc 144A, 6.00%, 4/01/22 (a)	290
300,000	New Red Finance Inc. 144A, 4.63%, 1/15/22 (a)	308
565,000	Newell Brands Inc., 3.85%, 4/01/23	592
300,000	NextEra Energy Capital Holdings Inc.,
	2.06%, 9/01/17	302

34   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

250,000	Novelis Inc./GA, 8.75%, 12/15/20	$259
300,000	Numericable Group SA 144A,
	6.00%, 5/15/22 (a)	302
250,000	Orange SA, 9.00%, 3/01/31	392
600,000	Pacific LifeCorp 144A, 6.00%, 2/10/20 (a)	666
500,000	Party City Holdings Inc. 144A,
	6.13%, 8/15/23 (a)	525
475,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.38%, 2/01/22 (a)	478
475,000	Pernod Ricard SA 144A, 4.25%, 7/15/22 (a)	511
300,000	Perrigo Co. PLC, 2.30%, 11/08/18	301
600,000	Pfizer Inc., 6.20%, 3/15/19	681
500,000	PG&E Corp., 2.40%, 3/01/19	509
950,000	QBE Insurance Group Ltd. 144A,
	2.40%, 5/01/18 (a)	956
745,000	Qwest Corp., 8.38%, 5/01/16	745
500,000	Regal Entertainment Group, 5.75%, 3/15/22	523
500,000	Reynolds Group Issuer Inc./Reynolds Group
	Issuer LLC, 7.13%, 4/15/19	510
253,000	Ryder System Inc., 2.50%, 3/01/17	255
230,000	Ryder System Inc., 2.50%, 5/11/20	229
400,000	Sabine Pass LNG LP, 7.50%, 11/30/16	410
600,000	Santander Holdings USA Inc./PA,
	2.65%, 4/17/20	598
168,000	Scentre Group Trust 1 / Scentre Group Trust 2 144A, 2.38%, 11/05/19 (a)	168
600,000	Schlumberger Holdings Corp. 144A,
	2.35%, 12/21/18 (a)	609
350,000	Select Income REIT, 4.50%, 2/01/25	339
450,000	Senior Housing Properties Trust,
	4.75%, 5/01/24	437
250,000	Senior Housing Properties Trust,
	6.75%, 4/15/20	275
750,000	Shell International Finance BV, 2.25%, 11/10/20	763
250,000	Simon Property Group LP, 2.50%, 7/15/21	257
250,000	Sinclair Television Group Inc., 6.38%, 11/01/21	266
845,000	Sinopec Group Overseas Development 2012 Ltd. 144A, 3.90%, 5/17/22 (a)	885
400,000	Softbank Corp. 144A, 4.50%, 4/15/20 (a)	405
480,000	Solvay Finance America LLC 144A,
	3.40%, 12/03/20 (a)	497
400,000	Sonic Automotive Inc., 5.00%, 5/15/23	400
500,000	Southwest Airlines Co., 2.75%, 11/06/19	514
490,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	500
300,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	298
600,000	Sumitomo Mitsui Banking Corp.,
	1.95%, 7/23/18	603
245,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20 (a)	244
420,000	Sunoco Logistics Partners Operations LP,
	4.40%, 4/01/21	432
300,000	Synchrony Financial, 1.88%, 8/15/17	300
150,000	Synchrony Financial, 3.75%, 8/15/21	155
650,000	Sysco Corp., 2.50%, 7/15/21	659
300,000	Tenet Healthcare Corp., 8.13%, 4/01/22	313
450,000	Tesco PLC 144A, 5.50%, 11/15/17 (a)	472
500,000	Thermo Fisher Scientific Inc., 3.30%, 2/15/22	516

Principal or Shares	Security Description	Value (000)

400,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (a)	$408
500,000	Time Warner Cable Inc., 6.75%, 7/01/18	553
300,000	T-Mobile USA Inc., 6.25%, 4/01/21	314
114,000	TransAlta Corp., 1.90%, 6/03/17	112
350,000	Tyson Foods Inc., 2.65%, 8/15/19	360
455,000	Vereit Operating Partnership LP,
	3.00%, 2/06/19	448
165,000	Vornado Realty LP, 2.50%, 6/30/19	167
500,000	WEA Finance LLC / Westfield UK & Europe
	Finance PLC 144A, 2.70%, 9/17/19 (a)	507
300,000	Windstream Corp., 7.50%, 6/01/22	248
430,000	ZF North America Capital Inc. 144A,
	4.50%, 4/29/22 (a)	442
675,000	Zimmer Holdings Inc., 2.00%, 4/01/18	681
Total Corporate Bond (Cost - $67,189)		67,523
FDIC Guaranteed (0%)
303,337	FDIC Structured Sale Guaranteed Notes 144A,
	0.99%, 2/25/48 (a)
	(Cost - $303)	303

Foreign Government (5%)
650,000	Argentine Republic Government International Bond 144A, 6.88%, 4/22/21 (a)	671
755,000	Croatia Government International Bond 144A,
	6.38%, 3/24/21 (a)	828
710,000	Dominican Republic International Bond 144A,
	7.50%, 5/06/21 (a)	779
566,000	Hungary Government International Bond,
	4.13%, 2/19/18	587
460,000	Indonesia Government International Bond 144A, 5.88%, 3/13/20 (a)	514
355,000	Indonesia Government International Bond,
	5.88%, 3/13/20 (d)	397
1,160,000	Mexico Government International Bond,
	3.63%, 3/15/22	1,202
525,000	Panama Government International Bond,
	5.20%, 1/30/20	580
545,000	Philippine Government International Bond,
	4.00%, 1/15/21	600
520,000	Poland Government International Bond,
	5.13%, 4/21/21	583
430,000	Republic of Georgia 144A, 6.88%, 4/12/21 (a)	476
642,000	Romanian Government International Bond 144A, 6.75%, 2/07/22 (a)	762
511,112	United Republic of Tanzania, 6.89%, 3/09/20 (d)	520
Total Foreign Government (Cost - $8,386)		8,499
Mortgage Backed (17%)
249,636	Alternative Loan Trust 2005-47CB,
	5.50%, 10/25/35	226
278,413	Alternative Loan Trust 2005-54CB,
	5.13%, 11/25/35	252
379,313	Alternative Loan Trust 2007-9T1,
	6.00%, 5/25/37	301
601,077	American Home Mortgage Investment Trust 2006-3, 2.65%, 12/25/36	447
446,743	Banc of America Funding 2005-H Trust,
	2.86%, 11/20/35	371

Semi-Annual Report    35

Principal or Shares	Security Description	Value (000)

676,366	BCAP LLC Trust 2007-AA2, 6.00%, 4/25/37	$555
318,313	CHL Mortgage Pass-Through Trust 2004-29,
	2.31%, 2/25/35	253
360,640	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	346
228,250	CSMC Mortgage-Backed Trust 2006-7,
	6.00%, 8/25/36	195
863,885	Fannie Mae Connecticut Avenue Securities,
	1.39%, 5/25/24	859
534,538	Fannie Mae Connecticut Avenue Securities,
	2.39%, 8/25/28	535
300,000	Fannie Mae Connecticut Avenue Securities,
	2.64%, 10/25/28	302
1,000,000	Fannie Mae Connecticut Avenue Securities,
	3.04%, 5/25/24	921
500,000	Fannie Mae Connecticut Avenue Securities,
	3.34%, 7/25/24	470
500,000	Fannie Mae Connecticut Avenue Securities,
	3.44%, 7/25/24	474
1,000,000	Fannie Mae Connecticut Avenue Securities,
	5.44%, 7/25/25	1,012
400,000	Fannie Mae Connecticut Avenue Securities,
	6.14%, 4/25/28	420
750,000	Fannie Mae Connecticut Avenue Securities,
	7.19%, 8/25/28	820
500,000	Fannie Mae Connecticut Avenue Securities,
	12.69%, 9/25/28	540
2,700,000	FN, 3.00%, 15YR TBA (e)	2,820
3,800,000	FN, 3.50%, 15YR TBA (e)	4,018
3,120,000	FN, 4.50%, 30YR TBA (e)	3,397
619,030	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.44%, 2/25/24	619
707,454	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.54%, 5/25/25	707
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.09%, 4/25/24	994
195,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.64%, 2/25/24	197
1,000,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.04%, 4/25/24	977
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 7.99%, 12/25/27	482
249,214	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.39%, 5/25/25	246
499,931	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.24%, 3/25/28	436
249,854	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.64%, 10/25/27	268
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.79%, 4/25/28	476
333,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 10.94%, 5/25/28	322
248,713	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.19%, 3/25/25	260
532,487	GSMPS Mortgage Loan Trust 2005-RP2 144A,
	0.79%, 3/25/35 (a)	453

Principal or Shares	Security Description	Value (000)

952,050	Hilton USA Trust 2013-HLF 144A,
	1.44%, 11/05/30 (a)	$952
450,000	JP Morgan Chase Commercial Mortgage
	Securities Trust 2015-COSMO 144A,
	1.68%, 1/15/32 (a)	448
95,762	JP Morgan Mortgage Trust 2006-A4,
	2.85%, 6/25/36	82
622,468	JP Morgan Mortgage Trust 2013-1 144A,
	2.50%, 3/25/43 (a)	627
430,867	JP Morgan Mortgage Trust 2014-2 144A,
	3.00%, 6/25/29 (a)	443
1,126,429	JP Morgan Seasoned Mortgage Trust 2014-1
	144A, 0.94%, 5/25/33 (a)	1,084
232,455	Nationstar Mortgage Loan Trust 2013-A 144A,
	3.75%, 12/25/52 (a)	234
226,222	New Residential Mortgage Loan Trust 2015-1
	144A, 3.75%, 5/28/52 (a)	234
832,387	New Residential Mortgage Loan Trust 2015-2,
	3.75%, 8/25/55	862
239,702	PHH Alternative Mortgage Trust Series 2007-1,
	6.00%, 2/25/37	207
360,203	RFMSI Series 2006-SA2 Trust, 3.75%, 8/25/36	311
431,216	WaMu Mortgage Pass Through Certificates,
	2.45%, 9/25/36	391
Total Mortgage Backed (Cost - $32,057)		31,846
Municipal (1%)
250,000	District of Columbia Water & Sewer Authority,
	4.81%, 10/01/14	271
1,500,000	Municipal Improvement Corp. of Los Angeles,
	3.43%, 11/01/21	1,576
Total Municipal (Cost - $1,833)		1,847
U.S. Government Agency (4%)
3,686,000	FNMA, 2.13%, 4/24/26	3,684
3,195,000	FNMA, 6.25%, 5/15/29	4,555
Total U.S. Government Agency (Cost - $8,175)		8,239
U.S. Treasury (24%)
5,000,000	U.S. Treasury Bill, 0.03%, 5/12/16 (f)	5,000
2,241,000	U.S. Treasury Bond, 2.88%, 5/15/43	2,344
5,100,000	U.S. Treasury Note, 0.63%, 10/15/16	5,105
5,085,000	U.S. Treasury Note, 0.75%, 2/15/19	5,065
4,528,000	U.S. Treasury Note, 1.13%, 1/15/19	4,557
570,000	U.S. Treasury Note, 1.25%, 11/15/18 (g)	576
10,831,000	U.S. Treasury Note, 1.25%, 3/31/21	10,815
2,810,000	U.S. Treasury Note, 1.63%, 4/30/23	2,815
9,006,000	U.S. Treasury Note, 1.63%, 2/15/26	8,850
416,000	U.S. Treasury Note, 2.50%, 2/15/46	402
Total U.S. Treasury (Cost - $45,545)		45,529

Investment Company (1%)
914,683	Payden Cash Reserves Money Market Fund *
	(Cost - $915)	915
Stocks (2%)
Preferred Stock (1%)
3,750	Alexandria Real Estate Equities Inc., 6.45%	100
7,500	Bank of America Corp., 6.50%	198
6,650	BB&T Corp., 0.00%	170

36   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

8,000	Charles Schwab Corp., 0.00%	$208
4,250	DDR Corp., 6.50%	111
4,050	Discover Financial Services, 6.50%	107
8,000	First Republic Bank, 0.00%	205
3,900	Goldman Sachs Group Inc., 5.95%	100
3,840	Goldman Sachs Group Inc., 6.30%	100
3,550	US Bancorp, 6.50%	105
7,800	Wells Fargo & Co., 6.00%	208
		1,612
Real Estate Investment Trust (1%)
4,760	Digital Realty Trust Inc.	419
5,730	Equity Residential	390
1,600	Public Storage	392
2,060	Simon Property Group Inc.	414
		1,615
Total Stocks (Cost - $2,975)		3,227
Total (Cost - $191,337) (103%)		191,886
Liabilities in excess of Other Assets (-3%)		(5,460)
Net Assets (100%)		$186,426

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at April 30, 2016. The stated maturity is subject to prepayments.
(c)	Principal in foreign currency.
(d)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e)	Security was purchased on a delayed delivery basis. (f) Yield to maturity at time of purchase.
(g)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)

Assets:
5/17/2016	India Rupee (Buy 115,630)	Barclays Bank PLC	$ 27
5/26/2016	Norwegian Krone (Buy 14,938)	UBS AG	12
			$ 39
Liabilities:
5/26/2016	Canadian Dollar (Sell 2,304)	Royal Bank of Canada	$(108)
8/23/2016	Chinese Yuan (Sell 13,855)	Barclays Bank PLC	(48)
6/14/2016	Euro (Sell 1,180)	BNP PARIBAS	(50)
5/19/2016	Mexican Peso (Sell 8,760)	Credit Suisse First Boston International	(47)
5/25/2016	New Taiwan Dollar (Sell 28,230)	HSBC Bank USA, N.A.	(32)
8/2/2016	Singapore Dollar (Sell 2,506)	Bank of America N.A.	(8)
			$(293)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation Depreciation (000s)
59	Australia 10 Year Bond Future	Jun-16	$ 5,861	$ 6
75	U.S. 10 Year Ultra Future	Jun-16	(10,542)	(23)
6	U.S. Long Bond Future	Jun-16	(980)	—
				$(17)

See notes to financial statements.

Semi-Annual Report    37

The Fund seeks a high level of total return by generally investing in below investment grade debt instruments and income producing securities of emerging market countries denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Corporate	37%
Mortgage Backed	34%
Asset Backed	17%
Bank Loans	6%
U.S. Treasury	2%
Other	4%

Schedule of Investments - April 30, 2016 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (18%)
203,127	American Homes 4 Rent 2014-SFR1 144A,
	1.69%, 6/17/31 (a)	$201
159,891	American Residential Properties 2014-SFR1 Trust 144A, 1.54%, 9/17/31 (a)	157
300,000	Apidos CLO 144A, 4.43%, 10/20/27 (a)	276
550,000	Babson CLO Ltd. 144A, 4.08%, 4/20/27 (a)	502
250,000	Carlyle Global Market Strategies CLO 2015-2 Ltd. 144A, 2.10%, 4/27/27 (a)	250
650,000	Cent CLO LP 144A, 1.76%, 7/23/25 (a)	639
190,263	Colony American Homes 2014-1 144A,
	1.59%, 5/17/31 (a)	189
127,856	Colony American Homes 2014-2 144A,
	1.39%, 7/17/31 (a)	126
169,739	Colony American Homes 2015-1 144A,
	1.64%, 7/17/32 (a)	168
300,000	Dryden XXXI Senior Loan Fund 144A,
	1.98%, 4/18/26 (a)	299
450,000	Dryden XXXI Senior Loan Fund 144A,
	4.13%, 4/18/26 (a)	413
450,000	Eaton Vance CLO 2015-1 Ltd. 144A,
	4.83%, 10/20/26 (a)	433
590,000	First Investors Auto Owner Trust 2016-1 144A,
	4.70%, 4/18/22 (a)	578
257,496	Invitation Homes 2013-SFR1 Trust 144A,
	1.59%, 12/17/30 (a)	256
322,518	Invitation Homes 2014-SFR1 Trust 144A,
	1.44%, 6/17/31 (a)	319
254,469	Invitation Homes 2014-SFR2 Trust 144A,
	1.54%, 9/17/31 (a)	253
293,652	Invitation Homes 2015-SFR2 Trust 144A,
	1.79%, 6/17/32 (a)	293
450,000	LCM XX LLC 144A, 4.38%, 10/20/27 (a)	419
250,000	Madison Park Funding XIII Ltd. 144A,
	2.08%, 1/19/25 (a)	249
300,000	North End CLO Ltd. 2013-1 144A,
	4.13%, 7/17/25 (a)	267
250,000	Octagon Investment Partners 24 Ltd. 144A,
	2.07%, 5/21/27 (a)	248
450,000	OHA Credit Partners XI Ltd. 144A,
	4.93%, 10/20/28 (a)	437
450,000	Prestige Auto Receivables Trust 2016-1 144A,
	5.15%, 11/15/21 (a)	453
180,000	Progress Residential 2015-SFR1 Trust 144A,
	1.84%, 2/17/32 (a)	180
505,000	Santander Drive Auto Receivables Trust 2015-3, 3.49%, 5/17/21	515

Principal or Shares	Security Description	Value (000)

300,000	Symphony CLO XII Ltd. 144A,
	4.13%, 10/15/25 (a)	$274
300,000	Trade MAPS 1 Ltd. 144A, 1.14%, 12/10/18 (a)	299
700,000	Venture XVII CLO Ltd. 144A,
	2.11%, 7/15/26 (a)	695
167,063	VOLT XXII LLC 144A, 3.50%, 2/25/55 (a)	166
122,572	VOLT XXV LLC 144A, 3.50%, 6/26/45 (a)	121
342,181	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (a)	339
382,822	VOLT XXXIV LLC 144A, 3.25%, 2/25/55 (a)	378
82,539	VOLT XXXV LLC 144A, 3.50%, 6/26/45 (a)	82
625,000	Westlake Automobile Receivables Trust 2016-1 144A, 4.55%, 9/15/21 (a)	627
Total Asset Backed (Cost - $11,214)		11,101
Bank Loans(b) (6%)
350,000	Berry Plastics Group Inc. Term Loan E 1L,
	3.75%, 1/06/21	351
401,261	Burlington Coat Factory Warehouse Corp. Term
	Loan B3 1L, 4.25%, 8/13/21	403
318,359	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20	319
430,000	Charter Communications Operating LLC Term
	Loan H, 3.25%, 8/24/21	431
345,603	Davita Healthcare Partners Inc. Term Loan B 1L, 3.50%, 6/24/21	348
282,863	Dell Inc. Term Loan B IL, 4.00%, 4/29/20	283
188,775	Dollar Tree Inc. Term Loan B 1L,
	3.50%, 7/06/22	190
300,000	J.C. Penney Corp., Inc. Term Loanl 1L,
	4.00%, 5/22/18	301
231,454	Michaels Stores Inc. Term Loan B2 1L,
	4.00%, 1/28/20	233
198,000	PetSmart Inc., 4.25%, 3/10/22	198
225,000	Rite Aid Corp., 4.88%, 6/21/21	226
295,420	Sabre Global Inc. Term Loan B 1L,
	4.25%, 2/19/19	296
205,193	Visteon Corp. Term Loan B IL, 3.50%, 4/09/21	205
Total Bank Loans (Cost - $3,758)		3,784
Corporate Bond (37%)
90,000	AbbVie Inc., 2.50%, 5/14/20	92
105,000	Actavis Funding SCS, 1.71%, 3/12/18	106
85,000	Actavis Funding SCS, 3.00%, 3/12/20	87
300,000	Air Canada 144A, 8.75%, 4/01/20 (a)	323
270,000	Air Lease Corp., 2.13%, 1/15/18	267
290,000	Aircastle Ltd., 4.63%, 12/15/18	301
110,000	Allstate Corp., 5.75%, 8/15/53	113
160,000	Ally Financial Inc., 3.25%, 11/05/18	160
150,000	Ally Financial Inc., 3.31%, 7/18/16	150

38   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

90,000	Ally Financial Inc., 4.25%, 4/15/21	$92
210,000	American Airlines 2015-2 Class B Pass Through Trust, 4.40%, 9/22/23	209
300,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21	313
210,000	Amgen Inc., 2.13%, 5/01/20	212
110,000	Amgen Inc., 3.88%, 11/15/21	120
340,000	ANZ New Zealand International Ltd./London 144A, 2.25%, 2/01/19 (a)	343
205,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.63%, 12/15/19 (a)	208
145,000	Argos Merger Sub Inc. 144A, 7.13%, 3/15/23 (a)	149
100,000	Arizona Public Service Co., 2.20%, 1/15/20	101
150,000	AutoZone Inc., 2.50%, 4/15/21	151
360,000	Aviation Capital Group Corp. 144A, 2.88%, 9/17/18 (a)	360
150,000	Bank of Montreal, 1.45%, 4/09/18	150
200,000	Barclays PLC, 2.88%, 6/08/20	200
150,000	Baxalta Inc. 144A, 2.88%, 6/23/20 (a)	150
150,000	Baxalta Inc. 144A, 5.25%, 6/23/45 (a)	162
130,000	Baylor Scott & White Holdings, 2.12%, 11/15/20	130
150,000	BBVA Banco Continental SA 144A, 2.25%, 7/29/16 (a)	150
125,000	Block Financial LLC, 4.13%, 10/01/20	128
300,000	Centene Escrow Corp. 144A, 5.63%, 2/15/21 (a)	317
380,000	Citigroup Inc., 2.05%, 12/07/18	382
250,000	Citizens Bank NA/Providence RI, 2.30%, 12/03/18	252
110,000	CNH Industrial Capital LLC, 3.25%, 2/01/17	110
245,000	CommScope Inc. 144A, 4.38%, 6/15/20 (a)	254
130,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	137
160,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.88%, 2/08/22	172
250,000	Credit Suisse/New York NY, 1.70%, 4/27/18	250
165,000	CSC Holdings LLC, 8.63%, 2/15/19	184
350,000	CSX Corp., 7.38%, 2/01/19	402
250,000	CVS Health Corp., 2.80%, 7/20/20	260
170,000	DISH DBS Corp., 4.25%, 4/01/18	174
130,000	DISH DBS Corp., 4.63%, 7/15/17	133
420,000	Dominion Resources Inc./VA, 2.50%, 12/01/19	428
160,000	Dun & Bradstreet Corp., 4.00%, 6/15/20	159
200,000	E*TRADE Financial Corp., 5.38%, 11/15/22	213
80,000	Electronic Arts Inc., 3.70%, 3/01/21	84
150,000	ERAC USA Finance LLC 144A, 2.80%, 11/01/18 (a)	153
140,000	Exelon Generation Co. LLC, 2.95%, 1/15/20	142
300,000	Fifth Third Bank/Cincinnati OH, 2.38%, 4/25/19	305
250,000	First Data Corp. 144A, 5.38%, 8/15/23 (a)	259
200,000	Ford Motor Credit Co. LLC, 2.60%, 11/04/19	203
345,000	Frontier Communications Corp., 6.25%, 9/15/21	323
150,000	General Motors Financial Co. Inc., 3.15%, 1/15/20	153
310,000	Gilead Sciences Inc., 2.55%, 9/01/20	322
100,000	Glencore Funding LLC 144A, 1.80%, 5/27/16 (a)	100

Principal or Shares	Security Description	Value (000)

150,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	$152
180,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22	195
130,000	HCA Inc., 4.25%, 10/15/19	135
90,000	HealthSouth Corp., 5.75%, 11/01/24	93
240,000	Hewlett Packard Enterprise Co. 144A, 2.45%, 10/05/17 (a)	243
300,000	Hewlett Packard Enterprise Co. 144A, 3.60%, 10/15/20 (a)	312
210,000	Home Depot Inc., 2.00%, 4/01/21	213
160,000	HSBC USA Inc., 1.70%, 3/05/18	160
70,000	Hyundai Capital America 144A, 2.00%, 3/19/18 (a)	70
180,000	Hyundai Capital America 144A, 2.40%, 10/30/18 (a)	182
200,000	Imperial Tobacco Finance PLC 144A, 2.05%, 7/20/18 (a)	201
275,000	International Lease Finance Corp., 3.88%, 4/15/18	280
170,000	JPMorgan Chase & Co., 2.25%, 1/23/20	171
150,000	KeyCorp, 2.30%, 12/13/18	151
150,000	Keysight Technologies Inc., 3.30%, 10/30/19	150
50,000	Kinder Morgan Energy Partners LP, 2.65%, 2/01/19	50
140,000	Kinder Morgan Energy Partners LP, 6.50%, 4/01/20	152
110,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	110
150,000	Kroger Co., 6.15%, 1/15/20	173
240,000	L Brands Inc., 5.63%, 2/15/22	265
180,000	Landry’s Inc. 144A, 9.38%, 5/01/20 (a)	190
140,000	Level 3 Financing Inc., 6.13%, 1/15/21	147
300,000	Lloyds Bank PLC, 2.05%, 1/22/19	301
100,000	Majapahit Holding BV 144A, 8.00%, 8/07/19 (a)	114
250,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC 144A, 4.88%, 4/15/20 (a)	241
250,000	Manufacturers & Traders Trust Co., 2.10%, 2/06/20	250
75,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	80
160,000	Metropolitan Life Global Funding I 144A, 2.30%, 4/10/19 (a)	163
65,000	MGM Resorts International, 6.75%, 10/01/20	70
65,000	Michaels Stores Inc. 144A, 5.88%, 12/15/20 (a)	68
420,000	Microsoft Corp., 2.38%, 2/12/22	434
200,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (a)	200
240,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (a)	240
450,000	Morgan Stanley, 2.80%, 6/16/20	459
320,000	National Australia Bank Ltd. 144A, 2.40%, 12/09/19 (a)	325
310,000	Navient Corp., 6.00%, 1/25/17	316
290,000	New Red Finance Inc. 144A, 6.00%, 4/01/22 (a)	300
240,000	New York Life Global Funding 144A, 2.10%, 1/02/19 (a)	244
200,000	Perrigo Co. PLC, 2.30%, 11/08/18	200
250,000	PNC Bank NA, 1.80%, 11/05/18	253
41,000	Reynolds American Inc., 3.25%, 6/12/20	43
300,000	Roche Holdings Inc. 144A, 2.25%, 9/30/19 (a)	309

Semi-Annual Report    39

Principal or Shares	Security Description	Value (000)

125,000	Schaeffler Holding Finance BV 144A, 6.25%, 11/15/19 (a)	$131
230,000	Shell International Finance BV, 2.25%, 11/10/20	234
290,000	Skandinaviska Enskilda Banken AB 144A, 2.63%, 11/17/20 (a)	296
300,000	Southern Co., 2.75%, 6/15/20	308
140,000	Southern Power Co., 1.50%, 6/01/18	140
255,000	Sprint Communications Inc., 8.38%, 8/15/17	261
275,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	281
290,000	Tenet Healthcare Corp., 6.00%, 10/01/20	309
300,000	Thermo Fisher Scientific Inc., 2.40%, 2/01/19	304
150,000	Time Warner Inc., 2.10%, 6/01/19	152
170,000	United Technologies Corp., 6.13%, 2/01/19	191
150,000	Ventas Realty LP / Ventas Capital Corp., 2.70%, 4/01/20	151
80,000	Ventas Realty LP / Ventas Capital Corp., 4.00%, 4/30/19	84
350,000	Visa Inc., 2.20%, 12/14/20	359
40,000	Western Digital Corp. 144A, 10.50%, 4/01/24 (a)	39
210,000	Westpac Banking Corp., 2.60%, 11/23/20	215
420,000	William Wrigley Jr Co. 144A, 2.90%, 10/21/19 (a)	435
300,000	ZF North America Capital Inc. 144A,
	4.00%, 4/29/20 (a)	315
60,000	Zimmer Holdings Inc., 1.45%, 4/01/17	60
40,000	Zimmer Holdings Inc., 2.00%, 4/01/18	40
Total Corporate Bond (Cost - $23,236)		23,508
Foreign Government (1%)
600,000	Argentine Republic Government International Bond 144A, 6.25%, 4/22/19 (a)	624
200,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (a)	198
Total Foreign Government (Cost - $802)		822
Mortgage Backed (34%)
1,072,391	Alternative Loan Trust 2005-56, 1.17%, 11/25/35	905
289,557	Alternative Loan Trust 2006-45T1, 6.00%, 2/25/37	230
355,533	Alternative Loan Trust 2006-HY11, 0.56%, 6/25/36	310
289,407	American Home Mortgage Investment Trust 2006-3, 2.65%, 12/25/36	215
283,238	Banc of America Funding 2005-H Trust, 2.86%, 11/20/35	235
157,453	Bear Stearns ALT-A Trust 2006-6, 2.91%, 11/25/36	119
251,790	Bear Stearns ARM Trust 2007-3, 2.92%, 5/25/47	227
305,581	CHL Mortgage Pass-Through Trust 2004-29, 2.31%, 2/25/35	242
261,179	CHL Mortgage Pass-Through Trust 2006-HYB1, 2.66%, 3/20/36	227
754,948	Connecticut Avenue Securities, 1.39%, 5/25/24	749
246,824	Connecticut Avenue Securities, 1.39%, 5/25/24	245
125,479	Connecticut Avenue Securities, 1.64%, 7/25/24	125
291,188	Connecticut Avenue Securities, 2.54%, 11/25/24	293

Principal or Shares	Security Description	Value (000)

357,656	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (a)	$338
234,416	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	225
610,274	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB1, 5.60%, 2/25/36	509
360,437	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36	293
180,437	Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB4, 6.00%, 10/25/36	147
451,116	Fannie Mae Connecticut Avenue Securities, 1.59%, 5/25/25	451
319,718	Fannie Mae Connecticut Avenue Securities, 1.64%, 7/25/24	320
140,699	Fannie Mae Connecticut Avenue Securities, 1.94%, 2/25/25	141
1,043,290	Fannie Mae Connecticut Avenue Securities, 1.94%, 7/25/25	1,044
240,442	Fannie Mae Connecticut Avenue Securities, 2.14%, 4/25/28	240
239,279	Fannie Mae Connecticut Avenue Securities, 2.39%, 11/25/24	241
618,678	Fannie Mae Connecticut Avenue Securities, 2.39%, 8/25/28	620
261,140	Fannie Mae Connecticut Avenue Securities, 2.44%, 10/25/23	263
300,000	Fannie Mae Connecticut Avenue Securities, 2.64%, 10/25/28	302
400,000	Fannie Mae Connecticut Avenue Securities, 4.44%, 5/25/25	398
250,000	Fannie Mae Connecticut Avenue Securities, 5.44%, 7/25/25	258
150,000	Fannie Mae Connecticut Avenue Securities, 5.44%, 7/25/25	152
450,000	Fannie Mae Connecticut Avenue Securities, 6.14%, 4/25/28	472
500,000	Fannie Mae Connecticut Avenue Securities, 7.19%, 8/25/28	547
238,734	First Horizon Alternative Mortgage Securities Trust 2006-FA2, 6.00%, 5/25/36	193
227,205	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.34%, 10/25/27	227
216,660	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.44%, 2/25/24	217
166,068	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.49%, 3/25/25	166
235,519	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.69%, 3/25/28	236
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.09%, 4/25/24	497
153,798	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.09%, 8/25/24	154
300,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.59%, 1/25/25	318
1,350,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 5.14%, 3/25/28	1,362

40   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

248,395	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.94%, 1/25/25	$267
450,446	GreenPoint MTA Trust 2005-AR1, 0.88%, 6/25/45	393
251,569	GSMPS Mortgage Loan Trust 2005-RP2 144A, 0.79%, 3/25/35 (a)	214
336,298	GSMPS Mortgage Loan Trust 2005-RP3 144A, 0.79%, 9/25/35 (a)	274
168,825	HomeBanc Mortgage Trust 2004-1, 1.30%, 8/25/29	157
230,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.68%, 1/15/32 (a)	229
298,612	JP Morgan Mortgage Trust 2006-A3, 2.90%, 5/25/36	266
276,294	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (a)	279
719,317	Merrill Lynch Mortgage Backed Securities Trust Series 2007-2, 3.01%, 8/25/36	665
179,185	New Residential Mortgage Loan Trust 2014-3 144A, 5.66%, 11/25/54 (a)	192
113,111	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (a)	117
280,478	New Residential Mortgage Loan Trust 2015-2, 3.75%, 8/25/55	290
382,579	New Residential Mortgage Loan Trust 2016-1 144A, 3.75%, 3/25/56 (a)	396
122,980	Provident Funding Mortgage Loan Trust 2005-2, 2.60%, 10/25/35	122
377,950	RALI Series 2005-QS14 Trust, 6.00%, 9/25/35	342
106,974	Sequoia Mortgage Trust, 0.84%, 10/20/27	105
238,582	Sequoia Mortgage Trust 2007-1, 2.73%, 2/20/47	204
240,917	Springleaf Mortgage Loan Trust 2013-1 144A, 1.27%, 6/25/58 (a)	240
472,504	Structured Asset Mortgage Investments II Trust 2006-AR7, 0.65%, 8/25/36	355
706,951	WaMu Mortgage Pass-Through Certificates, 0.72%, 11/25/45	615
97,009	WaMu Mortgage Pass-Through Certificates, 0.73%, 10/25/45	90
177,145	WaMu Mortgage Pass-Through Certificates, 0.73%, 12/25/45	162
502,241	WaMu Mortgage Pass-Through Certificates, 1.05%, 8/25/45	349
130,012	WaMu Mortgage Pass-Through Certificates, 2.09%, 6/25/37	116
407,929	WaMu Mortgage Pass-Through Certificates, 2.41%, 7/25/37	367
279,896	WaMu Mortgage Pass-Through Certificates, 2.42%, 8/25/46	240
126,828	WaMu Mortgage Pass-Through Certificates, 2.45%, 9/25/36	115
60,060	Wells Fargo Mortgage Backed Securities Trust, 2.82%, 6/25/35	57
Total Mortgage Backed (Cost - $21,682)		21,671

Principal or Shares	Security Description	Value (000)

U.S. Treasury (2%)
1,000,000	U.S. Treasury Bill, 0.22%, 12/30/15 (c) (Cost - $1,000)	$1,000

Purchased Put Options (0%)
340	iShares 20+ Year Treasury Bond ETF, 123.5, 5/13/16	1
116	S & P 500 Index, 1760, 5/13/16	4
Total Purchased Put Options (Cost - $13)		5
Investment Company (2%)
1,553,429	Payden Cash Reserves Money Market Fund (Cost - $1,553)	1,553
Total (Cost - $63,258) (100%)		63,444
Other Assets, net of Liabilities (0%)		114
Net Assets (100%)		$63,558

(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at April 30, 2016. The stated maturity is subject to prepayments.
(c)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)

Assets:
5/23/2016	Euro (Buy 833)	Barclays Bank PLC	$ 7
5/17/2016	India Rupee (Buy 42,450)	Barclays Bank PLC	10
5/26/2016	Norwegian Krone (Buy 5,113)	UBS AG	4
			$ 21

Liabilities:
5/26/2016	Canadian Dollar (Sell 846)	Royal Bank of Canada	$(40)
8/23/2016	Chinese Yuan (Sell 5,118)	Barclays Bank PLC	(17)
6/14/2016	Euro (Sell 405)	BNP PARIBAS	(17)
5/25/2016	New Taiwan Dollar (Sell 10,430)	HSBC Bank USA, N.A	(12)
8/2/2016	Singapore Dollar (Sell 854)	Bank of America N.A.	(3)
Open Futures Contracts			$(89)

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)

16	Australian 10 Year Bond Future	Jun-16	$ 1,589	$ (2)
12	Euro-Bund Future	Jun-16	(2,224)	28
15	Long Gilt Future	Jun-16	2,621	(37)
4	U.S. Treasury 10 Year Note Future	Jun-16	(520)	2
1	U.S. Ultra Bond Future	Jun-16	(171)	(1)
				$(10)

See notes to financial statements.

Semi-Annual Report    41

The Fund seeks high current income and capital appreciation by generally investing 80% of its assets in income producing senior floating rate loans and other floating rate debt instruments.	Portfolio Composition - percent of value

	Bank Loans	75%
	Corporate	9%
	Investment Company	9%
	Asset Backed	5%
	Mortgage Backed	2%

Schedule of Investments - April 30, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (6%)
1,800,000	Babson CLO Ltd./Cayman Islands 144A,
	4.13%, 4/20/25 (a)	$1,639
1,500,000	Carlyle Global Market Strategies CLO 2013-2 Ltd. 144A, 4.38%, 4/18/25 (a)	1,406
1,500,000	CIFC Funding 2013-III Ltd. 144A,
	3.89%, 10/24/25 (a)	1,351
1,500,000	Dryden XXVIII Senior Loan Fund 144A,
	3.82%, 8/15/25 (a)	1,362
1,500,000	Madison Park Funding XIII Ltd. 144A,
	3.98%, 1/19/25 (a)	1,425
1,500,000	North End CLO Ltd. 2013-1 144A,
	4.13%, 7/17/25 (a)	1,335
1,250,000	Octagon Investment Partners XIV Ltd. 144A, 4.63%, 1/15/24 (a)	1,178
Total Asset Backed (Cost - $10,316)		9,696
Bank Loans(b) (79%)
2,144,456	Aecom Acm Tl B 1L Usd, 3.75%, 10/17/21	2,159
2,456,250	Air Canada Corp. Term Loan B 1L,
	4.00%, 9/26/19	2,471
2,970,000	Albertson’s LLC Term Loan B4 1L,
	5.50%, 8/25/21	2,985
2,149,000	Alliance Healthcare Services Inc. Term Loan B 1L, 4.25%, 6/03/19	2,058
2,642,566	Allison Transmission Inc. Term Loan B3 1L, 3.50%, 8/23/19	2,650
992,500	Altice Financing SA Term Loan 1L,
	5.25%, 2/04/22	996
1,710,500	American Builders & Contractors Supply Co. Inc. Term Loan B1 1L, 3.50%, 4/16/20	1,716
1,899,515	Applied Systems Inc. Term Loan 1L,
	4.25%, 1/23/21	1,897
475,021	ARAMARK Corp. Term Loan E 1L,
	3.25%, 9/07/19	477
2,462,500	Ashland Water Technologies/Solenis Term Loan 1L, 4.25%, 7/31/21	2,444
916,050	Asurion LLC, 5.00%, 7/30/22	911
1,011,927	Asurion LLC Term Loan B1 1L, 5.00%, 5/24/19	1,010
2,347,070	B and G Foods Inc. Term Loan B 1L,
	3.75%, 10/05/22	2,364
360,905	Berry Plastics Group Inc., 4.00%, 10/01/22	362
2,229,129	Berry Plastics Group Inc. Term Loan E 1L, 3.75%, 1/06/21	2,235
1,330,000	Burlington Coat Factory Warehouse Corp. Term Loan B3 1L, 4.25%, 8/13/21	1,336
1,979,900	CD&R Millennium Holdco, 4.50%, 7/31/21	1,934

Principal or Shares	Security Description	Value (000)

2,387,696	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.50%, 4/29/20	$2,390
1,000,000	Charter Communications Term Loan I 1L,
	3.50%, 1/23/23	1,006
952,481	Chs/Community Health Systems Inc.,
	4.00%, 1/27/21	940
2,145,000	Cincinnati Bell Inc. Term Loan B 1L,
	4.00%, 9/10/20	2,138
2,487,500	Commscope Term Loan 1L GTD,
	3.75%, 12/29/22	2,496
2,977,500	Communications Sales & Leasing Corp. Term Loan B 1L, 5.00%, 10/16/22	2,929
1,974,874	Davita Healthcare Partners Inc. Term Loan B 1L, 3.50%, 6/24/21	1,988
2,124,972	Dell Inc. Term Loan B IL, 4.00%, 4/29/20	2,127
2,027,747	Dole Food Co. Inc. Term Loan B 1L,
	4.50%, 11/01/18	2,029
1,756,839	Dollar Tree Inc. Term Loan B 1L,
	3.50%, 7/06/22	1,768
498,750	Endo International Term Loan B 1L,
	3.75%, 9/25/22	498
2,700,000	Energy Transfer Equity LP Term Loan 1L, 3.25%, 12/02/19	2,550
575,643	Fiat SpA Term Loan B 1L, 3.25%, 12/31/18	576
2,450,000	Grifols SA Term Loan B 1L, 3.00%, 2/27/21	2,457
2,466,426	Harbor Freight Tools USA Inc. Term Loan B 1L, 4.75%, 7/26/19	2,486
1,691,205	Hilton Worldwide Finance LLC Term Loan B2, 4.00%, 10/25/20	1,699
1,170,120	HUB International Ltd. Term Loan B 1L, 4.25%, 10/02/20	1,160
2,977,568	Ineos U.S. Finance LLC Term Loan 1L,
	4.25%, 3/12/22	2,966
2,500,000	Infor U.S. Inc. Tl B5 1L Usd, 3.75%, 6/03/20	2,448
2,000,000	International Finance Corp. Term Loan B 1L, 3.50%, 3/06/21	2,011
2,000,000	J.C. Penney Corp., Inc. Term Loanl 1L,
	6.00%, 5/22/18	2,007
1,965,000	Kindred Healthcare Inc. Term Loan B 1L,
	4.00%, 4/09/21	1,965
1,655,510	La Quinta Intermediate Holdings LLC Term Loan B 1L, 4.25%, 4/14/21	1,637
1,375,715	Landry’s Inc., 4.00%, 4/24/18	1,379
1,170,000	Live Nation Entertainment Inc. Term Loan B1, 3.50%, 8/16/20	1,177
500,000	Mgp Term Loan B 1L, 4.00%, 4/07/23	504

42   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,612,059	Michaels Stores, Inc. Term Loan B2 1L, 4.00%, 1/28/20	$1,621
1,431,818	MPH Acquisition Holdings LLC Term Loan B 1L, 4.25%, 3/31/21	1,428
1,200,000	Mu Tl B 1L Usd Corp., 6.00%, 4/26/22	1,207
2,456,331	Nortek Inc. Term Loan B 1L, 3.75%, 10/30/20	2,421
1,250,000	Numfp Tl B 1L Usd Corp., 5.00%, 1/15/24	1,258
2,456,250	Ortho-Clinical Diagnostics, Inc. Term Loan B 1L, 4.75%, 6/30/21	2,332
2,493,750	Party City Term Loan B 1L, 4.25%, 8/19/22	2,491
2,970,000	PetSmart Inc., 4.25%, 3/10/22	2,966
215,447	Pinnacle Entertainment Inc. Term Loan B2 1L, 3.75%, 8/13/20	216
1,500,000	Quorum Health Term Loan 1L, 6.75%, 4/12/22	1,502
977,500	Realogy Group LLC Term Loan B 1L, 3.75%, 3/05/20	979
1,960,900	Restaurant Brands Term Loan B2 1L, 3.75%, 12/12/21	1,967
2,500,000	Reynolds Group Holdings Inc., 4.50%, 12/01/18	2,510
2,800,000	Rite Aid Corp., 4.88%, 6/21/21	2,810
2,443,182	Sabre Inc. Term Loan B 1L, 4.25%, 2/19/19	2,452
1,965,000	SBA Communications Corp. Term Loan B 1L, 3.25%, 3/24/21	1,966
1,500,000	Scientific Games International Inc. Tl B1 1L, 6.00%, 10/18/20	1,481
2,487,374	Servicemaster Co. LLC Tl B 1L Usd, 4.25%, 7/01/21	2,501
2,000,000	Smart & Final Term Loan B 1L, 4.00%, 11/15/19	2,002
1,949,749	Starwood Property Trust Inc. Term Loan 1L, 3.50%, 4/19/20	1,942
1,960,000	Stena Term Loan B 1L, 4.00%, 3/03/21	1,669
2,487,500	Sterigenics-Nordion Term Loan B 1L, 4.25%, 4/27/22	2,488
1,457,205	TransDigm Inc. Term Loan C 1L, 3.75%, 2/28/20	1,458
2,500,000	Trinseo Tl B 1L Usd, 4.25%, 11/05/21	2,501
2,200,000	UPC Financing Partnership Term Loan 1L, 3.34%, 6/30/21	2,202
1,664,286	Vantiv LLC Term Loan B 1L, 3.75%, 6/13/21	1,674
1,500,000	Virgin Media Investment Holdings Ltd. Term Loan Facility 1L, 3.50%, 6/30/23	1,499
1,166,667	Visteon Corp. Term Loan B IL, 3.50%, 4/09/21	1,169
1,800,000	Wdc Term Loan B 1L, 6.25%, 3/16/23	1,761
Total Bank Loans (Cost - $132,147)		131,809

Principal or Shares	Security Description	Value (000)
Corporate Bond (10%)
2,500,000	AES Corp./VA, 3.64%, 6/01/19	$2,459
1,000,000	Ally Financial Inc., 3.25%, 11/05/18	1,000
2,000,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.63%, 12/15/19 (a)	2,025
1,000,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 3.39%, 12/01/17	1,002
2,360,000	ClubCorp Club Operations Inc., 4.25%, 12/15/22	2,365
1,000,000	Continental Airlines 2012-3 Class C Pass Thru Certificates, 6.13%, 4/29/18	1,051
1,000,000	Dana Holding Corp., 6.75%, 2/15/21	1,035
1,210,000	Landry’s Inc. 144A, 9.38%, 5/01/20 (a)	1,274
700,000	MGP Escrow Issuer LLC / MGP Escrow Co.-Issuer Inc. 144A, 5.63%, 5/01/24 (a)	732
1,000,000	Navient Corp., 6.00%, 1/25/17	1,018
1,000,000	Novelis Inc., 8.38%, 12/15/17	1,020
1,000,000	Tenet Healthcare Corp. 144A, 4.13%, 6/15/20 (a)	1,006
Total Corporate Bond (Cost - $15,845)		15,987
Mortgage Backed (2%)
800,000	Fannie Mae Connecticut Avenue Securities, 12.69%, 9/25/28	863
675,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.04%, 4/25/24	660
350,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 7.99%, 12/25/27	337
996,857	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.39%, 5/25/25	985
667,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 10.94%, 5/25/28	645
Total Mortgage Backed (Cost - $3,489)		3,490
Investment Company (9%)
15,692,840	Payden Cash Reserves Money Market Fund *
	(Cost - $15,693)	15,693
Total (Cost - $177,490) (106%)		176,675
Liabilities in excess of Other Assets (-6%)		(9,418)
Net Assets (100%)		$167,257

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at April 30, 2016. The stated maturity is subject to prepayments.

See notes to financial statements.

Semi-Annual Report    43

The Fund seeks high current income and capital appreciation by generally investing in below investment grade debt instruments and income producing securities of U.S. and foreign issuers with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Consumer Cyclical	19%
Telecommunication	19%
Financial	18%
Consumer Non-Cyclical	11%
Energy	7%
Other	26%

Schedule of Investments - April 30, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans(a) (0%)
2,227,875	HCA Inc. Term Loan B4 1L, 2.93%, 5/01/18 (Cost - $2,216)	$2,239
Corporate Bond (92%)
Consumer Cyclical (19%)
4,650,000	Air Canada 144A, 6.75%, 10/01/19 (b)	4,882
3,100,000	Air Canada 144A, 7.75%, 4/15/21 (b)	3,232
4,023,600	American Airlines 2013-1 Class B Pass Through Trust 144A, 5.63%, 1/15/21 (b)	4,119
2,900,000	American Axle & Manufacturing Inc., 6.25%, 3/15/21	3,027
2,585,000	AmeriGas Finance LLC / AmeriGas Finance Corp., 7.00%, 5/20/22	2,743
1,193,000	AmeriGas Partners LP / AmeriGas Finance Corp., 6.50%, 5/20/21	1,232
1,000,000	Aramark Services Inc., 5.13%, 1/15/24	1,062
2,150,000	Brookfield Residential Properties Inc. 144A, 6.38%, 5/15/25 (b)	1,946
3,400,000	Caleres Inc., 6.25%, 8/15/23	3,485
3,600,000	Carrols Restaurant Group Inc., 8.00%, 5/01/22	3,897
3,450,000	D.R. Horton Inc., 4.38%, 9/15/22	3,528
3,550,000	Dollar Tree Inc 144A, 5.75%, 3/01/23 (b)	3,808
5,000,000	General Motors Financial Co. Inc., 4.25%, 5/15/23	5,155
4,000,000	Goodyear Tire & Rubber Co., 7.00%, 5/15/22	4,330
3,000,000	JC Penney Corp. Inc., 8.13%, 10/01/19	3,105
2,500,000	L Brands Inc., 6.63%, 4/01/21	2,856
5,750,000	Landry’s Holdings II Inc. 144A, 10.25%, 1/01/18 (b)	5,808
3,300,000	Lennar Corp., 4.50%, 11/15/19	3,442
5,150,000	Levi Strauss & Co., 6.88%, 5/01/22	5,549
5,025,000	MGM Resorts International, 5.25%, 3/31/20	5,176
5,563,000	Mobile Mini Inc., 7.88%, 12/01/20	5,790
4,500,000	New Red Finance Inc 144A, 6.00%, 4/01/22 (b)	4,658
3,410,000	Party City Holdings Inc. 144A, 6.13%, 8/15/23 (b)	3,582
4,000,000	Regal Entertainment Group, 5.75%, 3/15/22	4,185
3,550,000	Rite Aid Corp. 144A, 6.13%, 4/01/23 (b)	3,796
3,000,000	Sabre GLBL Inc. 144A, 5.25%, 11/15/23 (b)	3,052
4,000,000	Schaeffler Finance BV 144A, 4.25%, 5/15/21 (b)	4,130
3,900,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	3,873
5,500,000	Taylor Morrison Communities Inc. / Monarch Communities Inc. 144A, 5.63%, 3/01/24 (b)	5,390
1,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 4.25%, 5/30/23 (b)	926
4,000,000	ZF North America Capital Inc. 144A, 4.00%, 4/29/20 (b)	4,195
		115,959

Principal or Shares	Security Description	Value (000)

Consumer Non-Cyclical (11%)
3,500,000	Acadia Healthcare Co. Inc. 144A, 6.50%, 3/01/24 (b)	$3,701
2,640,000	ACCO Brands Corp., 6.75%, 4/30/20	2,812
2,200,000	Aramark Services Inc, 5.75%, 3/15/20	2,273
4,700,000	Ashtead Capital Inc. 144A, 6.50%, 7/15/22 (b)	4,982
4,000,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc. 144A, 5.13%, 6/01/22 (b)	3,812
4,000,000	C&S Group Enterprises LLC 144A, 5.38%, 7/15/22 (b)	3,860
2,750,000	Dean Foods Co. 144A, 6.50%, 3/15/23 (b)	2,894
4,300,000	Dole Food Co. Inc. 144A, 7.25%, 5/01/19 (b)	4,332
3,000,000	Endo Finance Co. 144A, 5.75%, 1/15/22 (b)	2,955
3,500,000	Grifols Worldwide Operations Ltd., 5.25%, 4/01/22	3,622
4,500,000	Hertz Corp., 6.75%, 4/15/19	4,590
4,100,000	Ingles Markets Inc., 5.75%, 6/15/23	4,284
3,000,000	Iron Mountain Inc., 5.75%, 8/15/24	3,098
3,000,000	LifePoint Health Inc., 5.50%, 12/01/21	3,128
3,050,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC 144A, 5.63%, 10/15/23 (b)	2,875
3,100,000	NBTY Inc. 144A, 7.63%, 5/15/21 (b)	3,178
4,000,000	NBTY Inc., 9.00%, 10/01/18	4,089
3,600,000	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, 6.88%, 2/15/21	3,740
3,500,000	United Rentals North America Inc., 7.63%, 4/15/22	3,754
		67,979
Energy (7%)
5,000,000	Continental Resources Inc./OK, 5.00%, 9/15/22 (c)	4,694
2,650,000	DCP Midstream LLC 144A, 9.75%, 3/15/19 (b)	2,845
3,250,000	Laredo Petroleum Inc., 7.38%, 5/01/22 (c)	3,201
4,750,000	Nielsen Co. Luxembourg SARL 144A, 5.50%, 10/01/21 (b)	4,970
3,150,000	QEP Resources Inc., 5.25%, 5/01/23	2,977
3,150,000	Range Resources Corp., 5.75%, 6/01/21	3,056
3,000,000	Sabine Pass Liquefaction LLC, 5.63%, 2/01/21	2,996
2,200,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	2,139
4,300,000	Southwestern Energy Co., 4.10%, 3/15/22	3,499
1,850,000	Sunoco LP / Sunoco Finance Corp. 144A, 5.50%, 8/01/20 (b)	1,852
2,700,000	Sunoco LP / Sunoco Finance Corp. 144A, 6.38%, 4/01/23 (b)	2,754
3,000,000	Tesoro Corp., 5.38%, 10/01/22	3,019
3,350,000	WPX Energy Inc., 6.00%, 1/15/22	3,032
		41,034

44   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Financial (18%)
3,500,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 5.00%, 10/01/21	$3,701
4,275,000	Air Lease Corp., 4.25%, 9/15/24	4,318
4,100,000	Aircastle Ltd., 5.13%, 3/15/21	4,351
3,000,000	Ally Financial Inc., 3.50%, 1/27/19	2,989
8,800,000	Ally Financial Inc., 4.13%, 2/13/22	8,954
3,800,000	Argos Merger Sub Inc. 144A, 7.13%, 3/15/23 (b)	3,895
3,000,000	Bank of America Corp., 5.13%, 12/29/49	2,812
3,000,000	CIT Group Inc., 5.00%, 8/15/22	3,150
4,600,000	CIT Group Inc., 5.38%, 5/15/20	4,836
4,700,000	Citigroup Inc., 5.95%, 7/29/49	4,647
1,600,000	Citigroup Inc., 6.13%, 12/29/49	1,628
3,500,000	Communications Sales & Leasing Inc. 144A, 6.00%, 4/15/23 (b)	3,491
3,000,000	Corrections Corp. of America, 5.00%, 10/15/22	3,146
3,550,000	Credit Acceptance Corp., 7.38%, 3/15/23	3,381
3,600,000	E*TRADE Financial Corp., 5.38%, 11/15/22	3,830
3,000,000	Goldman Sachs Group Inc., 5.38%, 12/29/49	2,900
3,500,000	Hartford Financial Services Group Inc., 8.13%, 6/15/38	3,789
3,500,000	Hockey Merger Sub 2 Inc. 144A, 7.88%, 10/01/21 (b)	3,439
4,300,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/01/20	4,311
4,300,000	International Lease Finance Corp., 4.63%, 4/15/21	4,467
2,600,000	International Lease Finance Corp., 8.63%, 1/15/22	3,156
3,000,000	JPMorgan Chase & Co., 5.30%, 12/29/49	3,008
1,600,000	MetLife Inc., 5.25%, 12/29/49	1,562
4,000,000	Morgan Stanley, 5.45%, 7/29/49	3,815
3,250,000	Navient Corp., 4.88%, 6/17/19	3,122
3,000,000	Navient Corp., 6.00%, 1/25/17	3,054
4,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (b)	3,830
3,500,000	Radian Group Inc., 5.25%, 6/15/20	3,535
4,500,000	Royal Bank of Scotland Group PLC, 6.10%, 6/10/23	4,669
		107,786
Healthcare (7%)
2,400,000	CHS/Community Health Systems Inc., 6.88%, 2/01/22	2,184
2,000,000	CHS/Community Health Systems Inc., 8.00%, 11/15/19	2,023
4,000,000	Crimson Merger Sub Inc. 144A, 6.63%, 5/15/22 (b)	3,360
4,000,000	DaVita HealthCare Partners Inc., 5.75%, 8/15/22	4,205
4,750,000	HCA Inc., 6.50%, 2/15/20	5,272
4,950,000	HCA Inc., 7.50%, 2/15/22	5,631
3,000,000	HealthSouth Corp., 5.75%, 11/01/24	3,113
5,740,000	Tenet Healthcare Corp., 5.00%, 3/01/19	5,711
2,200,000	Tenet Healthcare Corp., 5.50%, 3/01/19	2,211
1,000,000	Tenet Healthcare Corp., 8.00%, 8/01/20	1,032
4,450,000	VPII Escrow Corp. 144A, 7.50%, 7/15/21 (b)	4,094
		38,836

Principal or Shares	Security Description	Value (000)

Industrial (5%)
4,000,000	Ardagh Packaging Finance PLC 144A, 9.13%, 10/15/20 (b)	$4,220
4,280,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 3.63%, 12/15/19 (b)	4,333
2,450,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. 144A, 7.25%, 5/15/24 (b)	2,450
2,200,000	Ball Corp., 5.25%, 7/01/25	2,323
3,300,000	Berry Plastics Corp., 5.13%, 7/15/23	3,341
1,965,000	Bombardier Inc. 144A, 5.75%, 3/15/22 (b)	1,719
5,000,000	CNH Industrial Capital LLC, 4.38%, 11/06/20	4,981
3,200,000	Novelis Inc./GA, 8.75%, 12/15/20	3,320
3,200,000	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc. 144A, 6.75%, 5/01/22 (b)	3,320
		30,007
Material (3%)
3,000,000	A Schulman Inc. 144A, 6.88%, 6/01/23 (b)	3,022
5,600,000	ArcelorMittal, 7.25%, 2/25/22	5,919
1,000,000	Ashland Inc., 4.75%, 8/15/22	1,010
2,100,000	Constellium NV 144A, 7.88%, 4/01/21 (b)	2,168
5,700,000	Freeport-McMoRan Copper & Gold Inc., 3.55%, 3/01/22	4,788
3,200,000	INEOS Group Holdings SA 144A, 6.13%, 8/15/18 (b)	3,242
		20,149
Technology (2%)
520,000	First Data Corp. 144A, 6.75%, 11/01/20 (b)	547
4,460,000	Freescale Semiconductor Inc. 144A, 6.00%, 1/15/22 (b)	4,739
3,500,000	Infor U.S. Inc., 6.50%, 5/15/22	3,248
2,750,000	Western Digital Corp. 144A, 10.50%, 4/01/24 (b)	2,681
		11,215
Telecommunication (19%)
3,200,000	Altice SA 144A, 7.75%, 5/15/22 (b)	3,204
3,050,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 2/15/23	3,134
3,300,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21	3,423
3,660,000	CenturyLink Inc., 5.80%, 3/15/22	3,628
5,000,000	CenturyLink Inc., 6.45%, 6/15/21	5,125
3,500,000	Cogent Communications Group Inc. 144A, 5.38%, 3/01/22 (b)	3,500
3,200,000	CommScope Technologies Finance LLC 144A, 6.00%, 6/15/25 (b)	3,296
3,800,000	Consolidated Communications Inc., 6.50%, 10/01/22	3,458
3,490,000	CSC Holdings LLC, 8.63%, 2/15/19	3,883
5,500,000	DISH DBS Corp., 5.88%, 7/15/22	5,363
4,750,000	DISH DBS Corp., 6.75%, 6/01/21	4,905
2,900,000	Equinix Inc., 5.38%, 4/01/23	3,045
4,000,000	Frontier Communications Corp., 7.63%, 4/15/24	3,571
2,100,000	Frontier Communications Corp. 144A, 10.50%, 9/15/22 (b)	2,169
3,500,000	Level 3 Financing Inc., 5.63%, 2/01/23	3,609

Semi-Annual Report    45

Principal or Shares	Security Description	Value (000)

4,215,000	Numericable Group SA 144A, 6.00%, 5/15/22 (b)	$4,236
2,600,000	Numericable Group SA 144A, 6.25%, 5/15/24 (b)	2,525
1,750,000	Numericable-SFR SA 144A, 7.38%, 5/01/26 (b)	1,778
4,320,000	SBA Communications Corp., 5.63%, 10/01/19	4,498
4,600,000	Sinclair Television Group Inc., 6.38%, 11/01/21	4,888
1,700,000	Softbank Corp. 144A, 4.50%, 4/15/20 (b)	1,722
1,230,000	Sprint Capital Corp., 6.88%, 11/15/28	919
9,000,000	Sprint Capital Corp., 6.90%, 5/01/19	8,280
2,200,000	Sprint Communications Inc., 6.00%, 11/15/22	1,629
1,500,000	Sprint Corp., 7.88%, 9/15/23	1,178
5,000,000	Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	5,106
3,650,000	Telecom Italia SPA 144A, 5.30%, 5/30/24 (b)	3,829
5,500,000	T-Mobile USA Inc., 6.25%, 4/01/21	5,754
3,000,000	T-Mobile USA Inc., 6.63%, 4/01/23	3,218
3,840,000	Tribune Media Co., 5.88%, 7/15/22	3,830
2,540,000	Windstream Corp., 6.38%, 8/01/23	1,950
4,350,000	Windstream Corp., 7.50%, 6/01/22	3,589
		114,242
Utility (1%)
1,568,000	Calpine Corp. 144A, 7.88%, 1/15/23 (b)	1,682
4,000,000	Talen Energy Supply LLC 144A, 4.63%, 7/15/19 (b)	3,740
		5,422
Total Corporate Bond (Cost - $546,641)		552,629
Mortgage Backed (1%)
2,000,000	Fannie Mae Connecticut Avenue Securities, 12.69%, 9/25/28	2,159
1,450,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 7.99%, 12/25/27	1,397
2,168,165	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.39%, 5/25/25	2,141
374,780	Freddie Mac Structured Agency Credit Risk Debt Notes, 9.64%, 10/25/27	403
1,939,962	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.19%, 3/25/25	2,027
Total Mortgage Backed (Cost - $7,933)		8,127

Stocks (2%)
Preferred Stock (1%)
50,600	Goldman Sachs Group Inc., 5.95%	1,298
12,100	Goldman Sachs Group Inc., 6.30%	315
64,000	JPMorgan Chase & Co., 6.15%	1,673
60,900	Wells Fargo & Co., 6.00%	1,622
		4,908
Real Estate Investment Trust (1%)
23,100	Equity Residential	1,572
8,700	Public Storage	2,130
9,000	Simon Property Group Inc.	1,811
		5,513
Total Stocks (Cost - $9,150)		10,421
Investment Company (5%)
10,432,324	Payden Cash Reserves Money Market Fund *	10,432

Principal or Shares	Security Description	Value (000)

900,000	Payden Emerging Markets Corporate Bond Fund, SI Class *	$8,793
901,064	Payden Floating Rate Fund, SI Class *	8,911
Total Investment Company (Cost - $28,402)		28,136
Total (Cost - $594,342) (100%)		601,552
Other Assets, net of Liabilities (0%)		2,725
Net Assets (100%)		$604,277

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at April 30, 2016. The stated maturity is subject to prepayments.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	All or a portion of these securities are on loan. At April 30, 2016, the total market value of the Fund’s securities on loan is $1,276 and the total market value of the collateral held by the Fund is $1,307. Amounts in 000s.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)

Assets:
5/17/2016	India Rupee (Buy 280,820)	Barclays Bank PLC	$ 66
5/26/2016	Norwegian Krone (Buy 48,803)	UBS AG	40
			$ 106

Liabilities:
5/26/2016	Canadian Dollar (Sell 7,462)	Royal Bank of Canada	$(351)
8/23/2016	Chinese Yuan (Sell 36,387)	Barclays Bank PLC	(125)
6/14/2016	Euro (Sell 2,607)	BNP PARIBAS	(111)
8/2/2016	Singapore Dollar (Sell 6,106)	Bank of America N.A.	(19)
			$(606)

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund Pays	Clearinghouse	Expiration Date	Notional Principal (000s)	Value (000s)

CDX.NA.HY.25	5.00%	Chicago Mercantile	Dec-20	USD 30,000	$1,027

46   Payden Mutual Funds

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Value (000’s)
Total gross amount presented on the Statements of Assets and Liabilities[1]	$1,276
Non-cash Collateral[2]	(1,276)
Net Amount	$ ——

1The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

2At April 30, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual Report    47

The Fund seeks income that is exempt from federal and California state income tax and is consistent with preservation of capital by generally investing in investment grade California municipal securities with an average portfolio maturity of five to ten years.

Portfolio Composition - percent of value

General Obligation	48%
Transportation	8%
Healthcare	7%
Industrial Development/Pollution Control	6%
Education	5%
Other	26%

Schedule of Investments - April 30, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
General Obligation (49%)
100,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/28 BAM (a)	$120
250,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/32 BAM (a)	296
300,000	Anaheim Public Financing Authority, 5.00%, 5/01/34	359
200,000	Brea Community Benefit Financing Authority, 5.00%, 7/01/29	242
400,000	Burbank Redevelopment Agency Successor Agency, 4.00%, 12/01/18 BAM (a)	430
400,000	California State, 1.01%, 12/01/28	400
750,000	California State, 3.00%, 12/01/32	795
500,000	California State, 5.00%, 10/01/26	631
480,000	California State, 5.25%, 10/01/21	551
105,000	California State Public Works Board, 5.00%, 9/01/23	130
400,000	California State Public Works Board, 5.00%, 5/01/24	503
325,000	California State Public Works Board, 5.25%, 10/01/32	400
385,000	California State Public Works Board, 5.25%, 10/01/33	472
550,000	Chaffey Community College District, 0.00%, 6/01/16 NATL-RE (a)	550
240,000	Chaffey Community College District, 5.00%, 6/01/32	290
100,000	City & County of San Francisco CA, 5.00%, 4/01/22	111
500,000	City & County of San Francisco CA, 5.00%, 6/15/22	607
300,000	City & County of San Francisco CA, 5.00%, 9/01/27	362
60,000	City of Industry CA, 4.00%, 7/01/18	64
260,000	City of Irvine CA, 5.00%, 9/02/22	310
400,000	City of Redding CA, 5.25%, 6/01/19 AGM (a)	436
400,000	County of Sacramento CA, 5.75%, 2/01/30	450
200,000	East Side Union High School District, 5.00%, 8/01/29	240
250,000	Glendale Redevelopment Agency Successor Agency, 5.00%, 12/01/24 BAM (a)	311
400,000	Grossmont Healthcare District, 5.00%, 7/15/18 AMBAC (a)	421
285,000	Inglewood Public Financing Authority, 4.25%, 8/01/21	318
250,000	Inglewood Public Financing Authority, 5.00%, 8/01/17	262

Principal or Shares	Security Description	Value (000)

250,000	Liberty Union High School District, 5.00%, 8/01/28	$301
250,000	Los Angeles County Public Works Financing Authority, 5.00%, 12/01/31	307
250,000	Los Angeles County Public Works Financing Authority, 5.00%, 8/01/42	291
195,000	Los Angeles County Redevelopment Authority, 4.00%, 6/01/17	202
225,000	Los Angeles County Redevelopment Authority, 5.00%, 6/01/23	276
350,000	Los Angeles County Redevelopment Authority, 5.25%, 12/01/26 AGM (a)	440
100,000	Los Angeles Unified School District/CA, 4.75%, 7/01/19 AGM (a)	101
450,000	Los Angeles, CA Unified School District, 5.00%, 7/01/21	506
185,000	Modesto Irrigation District, 5.50%, 7/01/35	202
100,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 5/01/30	120
310,000	Natomas Unified School District, 5.00%, 9/01/25 BAM (a)	374
250,000	Oakland Redevelopment Agency Successor Agency, 5.00%, 9/01/35 AGM (a)	293
250,000	Palm Springs Financing Authority, 5.00%, 6/01/24	299
250,000	Paramount Redevelopment Agency Successor Agency, 5.00%, 8/01/18	271
315,000	Poway Unified School District Public Financing Authority, 4.00%, 9/01/18 BAM (a)	335
270,000	Rancho Mirage Redevelopment Agency Successor Agency, 5.00%, 4/01/24 BAM (a)	335
425,000	Rialto Redevelopment Agency, 5.00%, 9/01/27 BAM (a)	513
100,000	Riverside County Public Financing Authority, 4.00%, 10/01/17 NATL-RE (a)	100
325,000	Riverside County Public Financing Authority, 5.00%, 9/01/22 AGM (a)	394
285,000	Riverside County Redevelopment Successor Agency, 5.00%, 10/01/30 AGM (a)	341
125,000	Riverside County Transportation Commission, 5.25%, 6/01/31	153
300,000	Riverside Unified School District Financing Authority, 5.00%, 9/01/21 BAM (a)	354
450,000	Sacramento Area Flood Control Agency, 5.00%, 12/01/37 BAM (a)	473
325,000	Sacramento Redevelopment Agency Successor Agency, 2.00%, 12/01/17	331

48   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

300,000	Sacramento Redevelopment Agency Successor Agency, 5.00%, 12/01/23 BAM (a)	$371
450,000	San Carlos, CA Elementary School District, 0.00%, 10/01/18 NATL-RE (a)	407
350,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/30	427
340,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/31	413
550,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/32	666
500,000	San Diego Regional Building Authority, 5.00%, 10/15/35	608
120,000	San Jose Financing Authority, 5.00%, 6/01/28	143
50,000	San Marino Unified School District, 5.00%, 6/01/23	61
250,000	San Mateo Joint Powers Financing Authority, 5.00%, 6/15/30	306
790,000	San Ysidro School District, 0.00%, 8/01/47 AGM (a)	104
200,000	Simi Valley Public Financing Authority, 5.00%, 10/01/29	244
100,000	State of California, 4.50%, 8/01/26	103
250,000	State of California, 5.00%, 4/01/17	260
345,000	State of California, 5.00%, 3/01/19	372
250,000	State of California, 5.00%, 2/01/25	307
390,000	State of California, 5.00%, 9/01/27	501
100,000	State of California, 5.00%, 8/01/30	123
750,000	Town of Hillsborough CA, 0.40%, 6/01/35	750
325,000	Tustin Community Facilities District, 5.00%, 9/01/22	386
350,000	Union City Community Redevelopment Agency, 5.00%, 10/01/35	417
300,000	University of California, 5.00%, 5/15/20	329
250,000	Ventura County, CA Public Financing Authority, 5.00%, 11/01/21	301
Total General Obligation (Cost - $24,080)		24,972
Revenue (49%)
Airport/Port (5%)
160,000	Alameda Corridor, CA Transportation Authority, 5.00%, 10/01/23	198
300,000	City of Long Beach CA, 5.00%, 5/15/19	339
100,000	City of San Jose CA Airport Revenue, 5.00%, 3/01/28	122
175,000	City of San Jose CA Airport Revenue, 5.00%, 3/01/29	213
125,000	County of Sacramento CA Airport System Revenue, 5.00%, 7/01/19	136
210,000	Los Angeles, CA Department of Airports, 4.00%, 5/15/18	224
300,000	Los Angeles, CA Department of Airports, 5.00%, 5/15/18	326
340,000	San Francisco, CA City & County Airports Commission, 5.00%, 5/01/21	381
365,000	San Francisco, CA City & County Airports Commission, 5.25%, 5/01/18 NATL-RE (a)	398
		2,337

Principal or Shares	Security Description	Value (000)

Education (5%)
100,000	California Educational Facilities Authority, 5.00%, 10/01/21	$118
300,000	California Educational Facilities Authority, 5.00%, 10/01/31	352
250,000	California Municipal Finance Authority, 5.00%, 4/01/18	266
400,000	California Municipal Finance Authority, 5.00%, 4/01/41	444
250,000	California Municipal Finance Authority, 5.00%, 10/01/42 BAM (a)	284
400,000	Golden Empire Schools Financing Authority, 0.91%, 5/01/17	400
250,000	Oxnard School District, 2.00%, 8/01/45 BAM (a)	257
500,000	Travis Unified School District, 5.00%, 9/01/31 AGM (a)	595
		2,716
Electric & Gas (5%)
500,000	M-S-R Public Power Agency, 5.00%, 7/01/19 AGM (a)	544
400,000	Northern California Power Agency, 5.00%, 7/01/18	435
100,000	Northern California Power Agency, 5.00%, 7/01/23 AGC (a)	108
500,000	Sacramento Municipal Utility District, 0.39%, 8/15/28	500
465,000	State of California Department of Water Resources Power Supply Revenue, 5.00%, 5/01/21	505
190,000	State of California Department of Water Resources Power Supply Revenue, 5.00%, 5/01/21	206
200,000	Tuolumne Wind Project Authority, 5.00%, 1/01/22	220
		2,518
Facilities (3%)
575,000	California State Public Works Board, 5.00%, 6/01/23	712
215,000	California State Public Works Board,
	5.00%, 3/01/27	261
250,000	California State Public Works Board, 5.00%, 6/01/27	304
		1,277
Healthcare (8%)
750,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 8/01/32	886
500,000	California Health Facilities Financing Authority, 0.47%, 7/01/16	500
270,000	California Health Facilities Financing Authority, 5.00%, 3/01/17	279
340,000	California Health Facilities Financing Authority, 5.00%, 10/01/18	373
710,000	California Health Facilities Financing Authority, 5.00%, 11/15/27	846

Semi-Annual Report    49

Principal or Shares	Security Description	Value (000)

250,000	California Health Facilities Financing Authority, 5.00%, 7/01/43	$292
205,000	California Health Facilities Financing Authority, 5.25%, 3/01/28	236
410,000	City of Torrance CA, 5.00%, 9/01/22	468
		3,880
Industrial (0%)
160,000	Parish of St. Charles LA, 4.00%, 12/01/40	174
Industrial Development/Pollution Control (6%)
400,000	California Infrastructure & Economic Development Bank, 0.69%, 4/01/38	399
500,000	California Infrastructure & Economic Development Bank, 0.69%, 10/01/47	497
300,000	California Municipal Finance Authority, 1.13%, 2/01/39	301
300,000	California Statewide Communities Development Authority, 4.25%, 11/01/33 FGIC (a)	305
105,000	California Statewide Communities Development Authority, 4.25%, 11/01/33 FGIC (a)	107
200,000	California Statewide Communities Development Authority, 5.00%, 4/01/44	208
370,000	Emeryville Redevelopment Agency Successor Agency, 5.00%, 9/01/25 AGM (a)	461
300,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/29 AGM (a)	360
390,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/31 AGM (a)	463
100,000	Successor Agency to the Upland Community Redevelopment Agency, 5.00%, 9/01/23 AGM (a)	122
		3,223
Lease (2%)
410,000	California State Public Works Board, 5.00%, 12/01/18	453
500,000	County of Los Angeles CA, 5.00%, 3/01/21	590
		1,043
Resource Recovery (1%)
500,000	South Bayside, CA Waste Management Authority, 5.25%, 9/01/24	566
Tax Allocation (1%)
415,000	Riverside County, CA Economic Development Agency, 7.25%, 12/01/40	525
20,000	San Dimas, CA Redevelopment Agency, 6.75%, 9/01/16 AGM (a)	20
		545

Principal or Shares	Security Description	Value (000)

Transportation (8%)
1,000,000	Bay Area Toll Authority, 0.38%, 4/01/47	$1,000
250,000	Bay Area Toll Authority, 1.01%, 4/01/34	249
720,000	Bay Area Toll Authority, 1.50%, 4/01/47	727
500,000	Foothill-Eastern Transportation Corridor Agency, 5.00%, 1/15/53	549
1,000,000	Foothill-Eastern Transportation Corridor Agency, 5.50%, 1/15/53	1,193
275,000	Sonoma-Marin Area Rail Transit District, 5.00%, 3/01/27	330
		4,048
Water&Sewer(5%)
200,000	Brentwood, CA Infrastructure Financing Authority, 5.50%, 7/01/20	221
310,000	City of San Francisco, CA Public Utilities Commission, 5.00%, 11/01/24	372
250,000	El Dorado, CA Irrigation District / El Dorado County Water Agency, 5.00%, 3/01/29 AGM (a)	303
300,000	Metropolitan Water District of Southern CA, 0.79%, 7/01/36	300
500,000	Metropolitan Water District of Southern CA, 5.00%, 7/01/17	525
300,000	South Placer Wastewater Authority, CA, 0.74%, 11/01/17	298
500,000	State of California Department of Water Resources, 0.71%, 12/01/35	499
		2,518
Total Revenue (Cost - $23,757)		24,845
Investment Company (4%)
2,095,338	General California Municipal Money Market Fund, Class A
	(Cost - $2,095)	2,095
Total (Cost - $49,932) (102%)		51,912
Liabilities in excess of Other Assets (-2%)		(844)
Net Assets (100%)		$51,068

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
FGIC	Financial Guaranty Insurance Corporation
NATL-RE	National Public Finance Guarantee Corporation

See notes to financial statements.

50   Payden Mutual Funds

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed three years.

Portfolio Composition - percent of value

Corporate Bond	54%
U.S. Treasury	18%
Asset Backed	11%
Foreign Government	8%
Mortgage Backed	5%
Other	4%

Schedule of Investments - April 30, 2016 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bank Loans(a) (1%)
179,000	Activision Blizzard Inc. Term Loan B 1L, 3.25%, 10/11/20	$180
311,000	American Builders & Contractors Supply Co. Inc. Term Loan B1 IL, 3.50%, 4/16/20	312
389,953	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.25%, 4/29/20	390
368,681	Dole Food Co. Inc. Term Loan B 1L, 4.50% - 6.00%, 11/01/18	369
389,950	Starwood Property Trust Inc. Term Loan 1L, 3.50%, 4/19/20	389
Total Bank Loans (Cost - $1,641)		1,640
Bonds (97%)
Australia (USD) (2%)
630,000	Australia & New Zealand Banking Group Ltd./New York NY, 2.00%, 11/16/18	635
290,000	Commonwealth Bank of Australia/New York NY, 1.75%, 11/02/18	292
290,000	Commonwealth Bank of Australia/New York NY, 2.05%, 3/15/19	293
250,000	Macquarie Bank Ltd. 144A, 1.27%, 10/27/17 (b)	249
450,000	Macquarie Bank Ltd. 144A, 1.60%, 10/27/17 (b)	450
620,000	Westpac Banking Corp., 1.95%, 11/23/18	627
		2,546
Bermuda (USD) (0%)
230,000	Aircastle Ltd., 6.75%, 4/15/17	238
Canada (CAD) (3%)
3,700,000	Canadian Government Bond, 1.25%, 2/01/18 (c)	2,978
691,000	Enbridge Inc., 1.33%, 3/13/17 (c)	547
300,000	Rogers Communications Inc., 1.48%, 3/13/17 (c)	239
		3,764
Canada (USD) (1%)
150,000	Enbridge Inc., 1.08%, 6/02/17	146
381,000	Glencore Finance Canada Ltd. 144A, 2.70%, 10/25/17 (b)	379
640,000	Royal Bank of Canada, 1.63%, 4/15/19	641
100,000	Thomson Reuters Corp., 1.30%, 2/23/17	100
340,000	Thomson Reuters Corp., 1.65%, 9/29/17	341
61,000	TransAlta Corp., 1.90%, 6/03/17	60
		1,667
Cayman Islands (USD) (7%)
200,000	Alibaba Group Holding Ltd., 1.63%, 11/28/17	200
800,000	Apidos CLO 144A, 1.78%, 4/15/25 (b)	789
250,000	Apidos CLO 144A, 2.33%, 4/15/25 (b)	244
500,000	Babson CLO Ltd. 144A, 1.73%, 4/20/25 (b)	492
300,000	Babson CLO Ltd. 144A, 3.48%, 4/20/27 (b)	287
200,000	Baidu Inc., 2.25%, 11/28/17	201
600,000	Cent CLO LP 144A, 1.76%, 7/23/25 (b)	590

Principal or Shares	Security Description	Value (000)

300,000	CIFC Funding 2015-II Ltd. 144A, 3.63%, 4/15/27 (b)	$291
545,000	Dryden XXII Senior Loan Fund 144A, 1.72%, 8/15/25 (b)	539
490,000	Dryden XXII Senior Loan Fund 144A, 2.17%, 8/15/25 (b)	475
300,000	Dryden XXXI Senior Loan Fund 144A, 3.48%, 4/18/26 (b)	298
200,000	Hutchison Whampoa International 12 II Ltd. 144A, 2.00%, 11/08/17 (b)	201
250,000	Madison Park Funding XVII Ltd 144A, 3.53%, 7/21/27 (b)	249
455,000	Octagon Investment Partners XIX Ltd. 144A, 2.63%, 4/15/26 (b)	446
315,000	Octagon Investment Partners XXIII Ltd. 144A, 2.63%, 7/15/27 (b)	310
300,000	Seagate HDD Cayman, 3.75%, 11/15/18	297
1,300,000	Symphony CLO XV Ltd. 144A, 2.08%, 10/17/26 (b)	1,292
300,000	Tencent Holdings Ltd. 144A, 2.00%, 5/02/17 (b)	301
775,000	Tyron Park CLO Ltd. 144A, 1.75%, 7/15/25 (b)	764
490,000	Tyron Park CLO Ltd. 144A, 2.18%, 7/15/25 (b)	475
250,000	Venture XVII CLO Ltd. 144A, 3.48%, 7/15/26 (b)	234
		8,975
Chile (USD) (0%)
300,000	Banco Santander Chile 144A, 1.53%, 4/11/17 (b)	300
China (USD) (0%)
250,000	Industrial & Commercial Bank of China
	Ltd./New York, 2.35%, 11/13/17	252
Denmark (EUR) (0%)
250,000	Jyske Bank A/S, 0.27%, 6/19/17 (c)	287
Denmark (GBP) (0%)
200,000	Carlsberg Breweries A/S, 7.25%, 11/28/16 (c)	302
Denmark (USD) (1%)
1,100,000	Denmark Government International Bond 144A, 0.88%, 3/20/17 (b)	1,101
France (USD) (2%)
220,000	Banque Federative du Credit Mutuel SA 144A, 2.00%, 4/12/19 (b)	221
650,000	BPCE SA, 1.63%, 1/26/18	651
635,000	Caisse d’Amortissement de la Dette Sociale 144A, 1.25%, 3/12/18 (b)	637

Semi-Annual Report    51

Principal or Shares	Security Description	Value (000)

540,000	Credit Agricole SA/London 144A, 1.43%, 4/15/19 (b)	$536
		2,045
Germany (USD) (2%)
600,000	FMS Wertmanagement AoeR, 1.13%, 9/05/17	602
1,000,000	KFW, 0.88%, 12/15/17	1,000
390,000	KFW, 1.50%, 2/06/19	395
		1,997
Hong Kong (USD) (0%)
200,000	AIA Group Ltd. 144A, 2.25%, 3/11/19 (b)	201
Ireland (EUR) (1%)
450,000	Allied Irish Banks PLC, 2.88%, 11/28/16 (c)	523
300,000	Elsevier Finance SA via Aquarius + Investments PLC, 0.31%, 5/20/17 (c)	344
		867
Ireland (GBP) (0%)
250,000	GE Capital UK Funding, 0.74%, 3/20/17 (c)	365
Ireland (USD) (1%)
1,600,000	Trade MAPS 1 Ltd. 144A, 1.14%, 12/10/18 (b)	1,593
Ivory Coast (USD) (0%)
510,000	African Development Bank, 0.75%, 11/03/17	509
Japan (USD) (2%)
290,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.20%, 3/10/17 (b)	290
400,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 144A, 1.45%, 9/08/17 (b)	400
260,000	Mitsubishi UFJ Trust & Banking Corp. 144A, 1.60%, 10/16/17 (b)	260
250,000	Mizuho Bank Ltd. 144A, 1.30%, 4/16/17 (b)	250
500,000	Mizuho Bank Ltd. 144A, 1.55%, 10/17/17 (b)	499
200,000	Mizuho Bank Ltd. 144A, 1.70%, 9/25/17 (b)	200
330,000	Mizuho Financial Group Inc. 144A, 2.63%, 4/12/21 (b)	330
400,000	Suntory Holdings Ltd. 144A, 1.65%, 9/29/17 (b)	401
		2,630
Luxembourg (USD) (1%)
300,000	Actavis Funding SCS, 1.30%, 6/15/17	299
350,000	Actavis Funding SCS, 1.85%, 3/01/17	351
260,000	Actavis Funding SCS, 1.89%, 3/12/20	260
520,000	Actavis Funding SCS, 2.35%, 3/12/18	526
		1,436
Netherlands (USD) (4%)
1,000,000	Bank Nederlandse Gemeenten 144A, 0.88%, 2/21/17 (b)	1,000
650,000	Bank Nederlandse Gemeenten 144A, 1.00%, 2/12/18 (b)	650
450,000	EDP Finance BV 144A, 6.00%, 2/02/18 (b)	476
490,000	ING Bank NV 144A, 2.00%, 11/26/18 (b)	493
700,000	Nederlandse Waterschapsbank NV 144A, 1.25%, 9/18/17 (b)	702
330,000	Shell International Finance BV, 1.20%, 11/10/18	329
280,000	Shell International Finance BV, 1.25%, 11/10/17	280
260,000	Shell International Finance BV, 1.63%, 11/10/18	262
610,000	Siemens Financieringsmaatschappij NV 144A, 1.45%, 5/25/18 (b)	614
		4,806

Principal or Shares	Security Description	Value (000)

New Zealand (USD) (1%)
310,000	ANZ New Zealand International Ltd./London 144A, 1.40%, 4/27/17 (b)	$311
400,000	ANZ New Zealand International Ltd./London 144A, 1.75%, 3/29/18 (b)	400
400,000	BNZ International Funding Ltd./London 144A, 1.90%, 2/26/18 (b)	402
		1,113
Norway (USD) (0%)
500,000	Kommunalbanken AS 144A, 1.00%, 3/15/18 (b)	500
Panama (USD) (0%)
70,000	Carnival Corp., 1.88%, 12/15/17	70
Philippines (USD) (1%)
940,000	Asian Development Bank, 0.88%, 4/26/18	939
Singapore (USD) (0%)
126,000	DBS Bank Ltd. 144A, 1.24%, 7/15/21 (b)	126
South Korea (USD) (0%)
300,000	Korea Expressway Corp. 144A, 1.63%, 4/28/17 (b)	300
Sweden (SEK) (0%)
4,300,000	Volvo Treasury AB, 0.71%, 6/03/16 (c)	536
Sweden (USD) (2%)
620,000	Kommuninvest I Sverige AB 144A, 1.13%, 10/09/18 (b)	620
1,010,000	Kommuninvest I Sverige AB 144A, 1.50%, 4/23/19 (b)	1,019
700,000	Svensk Exportkredit AB, 0.80%, 11/10/17	699
		2,338
Switzerland (USD) (1%)
780,000	Credit Suisse/New York NY, 1.38%, 5/26/17	780
300,000	Credit Suisse/New York NY, 1.75%, 1/29/18	301
500,000	UBS AG/Stamford CT, 1.80%, 3/26/18	502
		1,583
United Kingdom (EUR) (0%)
370,000	Yorkshire Building Society, 2.13%, 3/18/19 (c)	437
United Kingdom (GBP) (1%)
670,000	Gosforth Funding 2016-1 PLC 144A, 1.22%, 2/15/58 (b)(c)	977
United Kingdom (USD) (3%)
550,000	Abbey National Treasury Services PLC, 1.65%, 9/29/17	551
370,000	Abbey National Treasury Services PLC, 2.50%, 3/14/19	376
800,000	Bank of England Euro Note 144A, 1.25%, 3/16/18 (b)	805
170,000	BAT International Finance PLC 144A, 1.14%, 6/15/18 (b)	170
220,000	BAT International Finance PLC 144A, 1.85%, 6/15/18 (b)	222
440,000	BP Capital Markets PLC, 1.67%, 2/13/18	442
169,000	BP Capital Markets PLC, 1.68%, 5/03/19	169
390,000	HSBC Bank PLC 144A, 1.26%, 5/15/18 (b)	388
250,000	Imperial Tobacco Finance PLC 144A, 2.05%, 7/20/18 (b)	252

52   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

700,000	Standard Chartered PLC 144A, 1.50%, 9/08/17 (b)	$695
		4,070
United States (EUR) (1%)
500,000	Bank of America Corp., 0.60%, 3/28/18 (c)	571
350,000	Citigroup Inc., 1.07%, 11/30/17 (c)	401
		972
United States (GBP) (0%)
450,000	JPMorgan Chase & Co., 1.07%, 5/30/17 (c)	655
United States (USD) (59%)
380,000	AbbVie Inc., 1.80%, 5/14/18	383
420,000	AES Corp./VA, 3.64%, 6/01/19	413
420,000	Ally Financial Inc., 3.25%, 9/29/17	421
261,163	American Homes 4 Rent 2014-SFR1 144A, 1.69%, 6/17/31 (b)	258
250,000	American Honda Finance Corp., 1.70%, 2/22/19	253
440,000	AmeriCredit Automobile Receivables Trust 2014-3, 3.13%, 10/08/20	442
380,000	AmeriCredit Automobile Receivables Trust 2016-2, 2.21%, 5/10/21	381
315,000	AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	324
390,000	Anheuser-Busch InBev Finance Inc., 1.90%, 2/01/19	396
380,000	Anheuser-Busch InBev Finance Inc., 2.65%, 2/01/21	391
460,000	Anthem Inc., 2.38%, 2/15/17	464
80,000	Apple Inc., 1.30%, 2/23/18	81
110,000	Apple Inc., 1.70%, 2/22/19	112
160,000	Aramark Services Inc, 5.75%, 3/15/20	165
160,000	Astoria Financial Corp., 5.00%, 6/19/17	165
80,000	AT&T Inc., 5.50%, 2/01/18	86
110,000	Autodesk Inc., 1.95%, 12/15/17	109
130,000	AutoZone Inc., 1.63%, 4/21/19	130
265,000	Avis Budget Car Rental LLC / Avis Budget Finance Inc., 4.88%, 11/15/17	268
200,000	Bank of America Corp., 1.19%, 5/02/17	199
450,000	Bank of America Corp., 1.67%, 1/15/19	450
310,000	Bank of America Corp., 1.70%, 8/25/17	311
70,000	Bank of America Corp., 3.88%, 3/22/17	72
157,488	Bank of America Mortgage 2002-K Trust, 3.00%, 10/20/32	158
90,000	Baxalta Inc. 144A, 2.00%, 6/22/18 (b)	90
660,000	Becton Dickinson and Co., 1.45%, 5/15/17	661
280,000	Berkshire Hathaway Finance Corp., 1.70%, 3/15/19	284
210,000	BMW U.S. Capital LLC 144A, 1.50%, 4/11/19 (b)	211
250,000	California Earthquake Authority, 1.82%, 7/01/17	252
150,000	Cameron International Corp., 1.40%, 6/15/17	149
90,000	Capital Auto Receivables Asset Trust 2013-1, 1.29%, 4/20/18	90
90,000	Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18	90
195,000	Capital One Financial Corp., 6.15%, 9/01/16	198

Principal or Shares	Security Description	Value (000)

370,000	Capital One NA/Mclean VA, 1.50%, 9/05/17	$369
350,000	Capital One NA/Mclean VA, 1.65%, 2/05/18	349
90,000	CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	91
130,000	Celgene Corp., 2.13%, 8/15/18	132
440,000	Chevron Corp., 1.34%, 11/09/17	442
200,000	Chevron Corp., 1.79%, 11/16/18	203
190,000	Cisco Systems Inc., 1.60%, 2/28/19	193
150,000	CIT Group Inc., 5.25%, 3/15/18	155
720,000	Citigroup Inc., 1.55%, 8/14/17	721
980,000	Citigroup Inc., 1.80%, 2/05/18	981
400,000	Citizens Bank NA/Providence RI, 1.60%, 12/04/17	399
725,000	CNH Capital LLC, 3.25%, 2/01/17	728
275,881	Colony American Homes 2014-1 144A, 1.59%, 5/17/31 (b)	274
491,755	Colony American Homes 2014-2 144A, 1.39%, 7/17/31 (b)	484
250,000	Compass Bank, 1.85%, 9/29/17	249
314,737	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 4/25/43 (b)	298
350,000	Daimler Finance North America LLC 144A, 1.65%, 3/02/18 (b)	351
300,000	Discover Bank/Greenwood DE, 2.60%, 11/13/18	303
230,000	DISH DBS Corp., 4.63%, 7/15/17	236
140,000	eBay Inc., 2.50%, 3/09/18	143
200,000	Express Scripts Holding Co., 1.25%, 6/02/17	200
170,000	Exxon Mobil Corp., 1.44%, 3/01/18	172
160,000	Exxon Mobil Corp., 1.71%, 3/01/19	162
357,895	Fannie Mae Connecticut Avenue Securities, 1.39%, 5/25/24	356
165,602	Fannie Mae Connecticut Avenue Securities, 1.39%, 5/25/24	164
450,270	Fannie Mae Connecticut Avenue Securities, 1.64%, 7/25/24	450
361,445	Fannie Mae Connecticut Avenue Securities, 2.04%, 1/25/24	362
339,482	Fannie Mae Connecticut Avenue Securities, 2.44%, 10/25/23	341
345,000	Fannie Mae Connecticut Avenue Securities, 2.59%, 9/25/28	348
711,827	FDIC Structured Sale Guaranteed Notes 144A, 1.15%, 12/04/20 (b)	712
289,212	FDIC Structured Sale Guaranteed Notes 144A, 3.25%, 4/25/38 (b)	299
217,431	FDIC Trust 144A, 2.18%, 5/25/50 (b)	218
1,470,000	FHLMC, 1.13%, 3/16/18	1,470
750,000	FHLMC, 1.13%, 4/15/19	753
75,000	Fidelity National Information Services Inc., 1.45%, 6/05/17	75
110,000	Fidelity National Information Services Inc., 2.00%, 4/15/18	110
125,000	Fifth Third Bancorp, 5.45%, 1/15/17	128
1,350,000	FNMA, 1.00%, 2/26/19	1,350
660,000	Ford Motor Credit Co. LLC, 2.02%, 5/03/19	660
300,000	Ford Motor Credit Co. LLC, 2.15%, 1/09/18	302

Semi-Annual Report    53

Principal or Shares	Security Description	Value (000)

200,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	$203
207,511	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.89%, 11/25/23	208
249,214	Freddie Mac Structured Agency Credit Risk Debt Notes, 8.39%, 5/25/25	246
248,713	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.19%, 3/25/25	260
100,000	Freeport-McMoRan Inc., 2.15%, 3/01/17	99
300,000	GATX Corp., 2.50%, 7/30/19	302
600,000	General Motors Financial Co. Inc., 2.40%, 4/10/18	604
320,000	General Motors Financial Co. Inc., 3.00%, 9/25/17	325
400,000	Glencore Funding LLC 144A, 1.99%, 1/15/19 (b)	376
410,000	Goldman Sachs Group Inc., 1.84%, 4/30/18	412
127,295	GSAMP Trust 2004-SEA2, 1.09%, 3/25/34	127
380,000	Harley-Davidson Financial Services Inc. 144A, 2.15%, 2/26/20 (b)	383
390,000	Hertz Corp., 6.75%, 4/15/19	398
180,000	Hess Corp., 1.30%, 6/15/17	178
490,000	Hewlett Packard Enterprise Co. 144A, 2.45%, 10/05/17 (b)	496
460,000	Hewlett Packard Enterprise Co. 144A, 2.85%, 10/05/18 (b)	470
489,626	Hilton USA Trust 2013-HLF 144A, 1.44%, 11/05/30 (b)	489
450,000	HSBC USA Inc., 1.70%, 3/05/18	451
250,000	Huntington National Bank, 1.38%, 4/24/17	250
370,000	Hyundai Capital America 144A, 1.45%, 2/06/17 (b)	370
190,000	Hyundai Capital America 144A, 2.00%, 3/19/18 (b)	191
100,000	Hyundai Capital America 144A, 2.13%, 10/02/17 (b)	100
140,000	IAC/InterActiveCorp, 4.88%, 11/30/18	145
570,000	Inter-American Development Bank, 1.00%, 5/13/19	568
380,000	International Lease Finance Corp., 2.58%, 6/15/16	380
410,000	International Lease Finance Corp., 3.88%, 4/15/18	417
343,328	Invitation Homes 2013-SFR1 Trust 144A, 1.59%, 12/17/30 (b)	341
1,270,527	Invitation Homes 2014-SFR1 Trust 144A, 1.44%, 6/17/31 (b)	1,256
822,130	Invitation Homes 2014-SFR2 Trust 144A, 1.54%, 9/17/31 (b)	816
280,000	JB Hunt Transport Services Inc., 2.40%, 3/15/19	280
500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.68%, 1/15/32 (b)	498
200,000	JPMorgan Chase & Co., 1.54%, 1/25/18	201
100,000	Kinder Morgan Inc./DE, 2.00%, 12/01/17	99
110,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	109
370,000	Kraft Heinz Foods Co. 144A, 1.60%, 6/30/17 (b)	371
320,000	Kraft Heinz Foods Co. 144A, 2.00%, 7/02/18 (b)	323

Principal or Shares	Security Description	Value (000)

342,660	Kubota Credit Owner Trust 2015-1 144A, 0.94%, 12/15/17 (b)	$342
94,129	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (b)	102
370,000	L-3 Communications Corp., 1.50%, 5/28/17	370
190,000	Liberty Property LP, 6.63%, 10/01/17	203
62,000	Lockheed Martin Corp., 1.85%, 11/23/18	63
600,000	Martin Marietta Materials Inc., 1.73%, 6/30/17	596
39,648	MASTR Asset Securitization Trust 2004-6, 5.00%, 7/25/19	40
320,000	Metropolitan Life Global Funding I 144A, 1.95%, 12/03/18 (b)	324
370,000	Mobile Mini Inc., 7.88%, 12/01/20	385
300,000	Morgan Stanley, 1.38%, 7/23/19	298
650,000	Morgan Stanley, 1.77%, 1/27/20	651
400,000	Morgan Stanley, 5.45%, 1/09/17	412
250,000	Morgan Stanley, 6.63%, 4/01/18	273
100,000	Murphy Oil Corp., 2.50%, 12/01/17	99
500,000	Nabors Industries Inc., 2.35%, 9/15/16	500
200,000	National Oilwell Varco Inc., 1.35%, 12/01/17	198
340,000	New York Life Global Funding 144A, 1.55%, 11/02/18 (b)	342
110,000	Newell Brands Inc., 2.15%, 10/15/18	111
310,000	Newell Brands Inc., 2.60%, 3/29/19	317
110,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 2.50%, 6/15/19 (b)	110
400,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.20%, 7/15/20 (b)	404
110,000	Philip Morris International Inc., 1.38%, 2/25/19	110
320,000	PNC Bank NA, 1.95%, 3/04/19	324
200,000	Prudential Financial Inc., 1.40%, 8/15/18	200
230,000	QUALCOMM Inc., 1.40%, 5/18/18	231
270,000	Regions Financial Corp., 2.00%, 5/15/18	270
258,987	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	208
220,000	Sabine Pass LNG LP, 7.50%, 11/30/16	225
300,000	Santander Bank NA, 2.00%, 1/12/18	299
150,000	Santander Drive Auto Receivables Trust 2015-1, 3.24%, 4/15/21	152
100,000	SBA Communications Corp., 5.63%, 10/01/19	104
170,509	Sequoia Mortgage Trust, 1.45%, 2/25/43	165
202,450	Sequoia Mortgage Trust, 1.55%, 4/25/43	197
33,068	Sequoia Mortgage Trust, 3.50%, 4/25/42	33
600,000	Southern California Edison Co., 1.85%, 2/01/22	592
90,000	Southern Power Co., 1.85%, 12/01/17	91
134,465	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (b)	134
251,550	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (b)	252
260,000	Stanley Black & Decker Inc., 2.45%, 11/17/18	265
150,000	Stryker Corp., 2.00%, 3/08/19	152
465,000	SunTrust Bank/Atlanta GA, 5.20%, 1/17/17	478
120,000	Synchrony Financial, 1.87%, 2/03/20	116
170,000	Synchrony Financial, 1.88%, 8/15/17	170
130,000	Synchrony Financial, 2.60%, 1/15/19	131
220,000	Synchrony Financial, 3.00%, 8/15/19	223
90,000	Sysco Corp., 1.90%, 4/01/19	91

54   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

505,000	Talen Energy Supply LLC 144A, 4.63%, 7/15/19 (b)	$472
235,000	Tenet Healthcare Corp., 6.25%, 11/01/18	253
150,000	Thermo Fisher Scientific Inc., 1.30%, 2/01/17	150
100,000	Thermo Fisher Scientific Inc., 2.15%, 12/14/18	101
290,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19 (b)	296
360,000	T-Mobile USA Inc., 5.25%, 9/01/18	368
390,000	Toyota Motor Credit Corp., 1.55%, 7/13/18	394
455,000	U.S. Treasury Note, 0.50%, 1/31/17 (d)(e)	455
3,035,000	U.S. Treasury Note, 0.63%, 9/30/17	3,033
520,000	U.S. Treasury Note, 0.63%, 11/30/17	519
5,651,000	U.S. Treasury Note, 0.75%, 2/28/18	5,651
830,000	U.S. Treasury Note, 0.88%, 11/30/17	832
4,300,000	U.S. Treasury Note, 0.88%, 1/15/18	4,310
400,000	U.S. Treasury Note, 1.00%, 12/31/17	402
2,850,000	U.S. Treasury Note, 1.00%, 8/15/18	2,862
1,994,000	U.S. Treasury Note, 1.00%, 9/15/18	2,002
3,030,000	U.S. Treasury Note, 1.00%, 3/15/19	3,038
1,000,000	U.S. Treasury Note, 1.13%, 6/15/18	1,007
316,000	U.S. Treasury Note, 1.25%, 12/15/18	319
180,000	UnitedHealth Group Inc., 1.90%, 7/16/18	183
120,000	Ventas Realty LP, 1.25%, 4/17/17	120
390,000	Verizon Communications Inc., 1.35%, 6/09/17	391
250,000	Verizon Communications Inc., 2.38%, 9/14/18	257
560,000	Volkswagen Group of America Finance LLC 144A, 1.25%, 5/23/17 (b)	558
230,432	VOLT XXII LLC 144A, 3.50%, 2/25/55 (b)	229
122,572	VOLT XXV LLC 144A, 3.50%, 6/26/45 (b)	121
388,842	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (b)	385
240,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 1.75%, 9/15/17 (b)	240
510,000	Wells Fargo Bank NA, 1.65%, 1/22/18	514
90,000	Western Digital Corp. 144A, 10.50%, 4/01/24 (b)	88
120,000	WM Wrigley Jr. Co. 144A, 2.00%, 10/20/17 (b)	121
230,000	WPX Energy Inc., 5.25%, 1/15/17	234
280,000	Zimmer Holdings Inc., 2.00%, 4/01/18	282
100,000	Zimmer Holdings Inc., 2.70%, 4/01/20	102
		78,574
Virgin Islands (British) (USD) (1%)
200,000	CNOOC Finance 2013 Ltd., 1.13%, 5/09/16	200
300,000	CNPC General Capital Ltd. 144A, 1.52%, 5/14/17 (b)	300
200,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (b)	199
210,000	Want Want China Finance Ltd. 144A, 1.88%, 5/14/18 (b)	209
		908
Total Bonds (Cost - $130,140)		129,979
Purchased Call Options (0%)
64	Eurodollar 1-Year Mid-Curve Option, 99.375, 6/13/16
	(Cost - $7)	1
Purchased Put Options (0%)
66	Eurodollar 1-Year Mid-Curve Option, 98.375, 9/16/16	3

Principal or Shares	Security Description	Value (000)

64	Eurodollar 1-Year Mid-Curve Option, 99, 6/13/16	$1
Total Purchased Put Options (Cost - $19)		4
Investment Company (1%)
1,180,963	Payden Cash Reserves Money Market Fund *
	(Cost - $1,181)	1,181
Total (Cost - $132,988) (99%)		132,805
Other Assets, net of Liabilities (1%)		720
Net Assets (100%)		$133,525

*	Affiliated investment
(a)	Variable rate security. The rate shown reflects the rate in effect at April 30, 2016. The stated maturity is subject to prepayments.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Principal in foreign currency.
(d)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(e)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)

Assets:
5/17/2016	India Rupee (Buy 67,800)	Barclays Bank PLC	$ 16
5/26/2016	Norwegian Krone (Buy 10,721)	UBS AG	9
			$ 25
Liabilities:
5/9/2016	British Pound (Sell 1,582)	HSBC Bank USA, N.A.	$ (76)
5/9/2016	Canadian Dollar (Sell 4,743)	Royal Bank of Canada	(158)
5/26/2016	Canadian Dollar (Sell 1,802)	Royal Bank of Canada	(85)
8/23/2016	Chinese Yuan (Sell 8,824)	Barclays Bank PLC	(30)
6/14/2016	Euro (Sell 586)	BNP PARIBAS	(25)
5/9/2016	Euro (Sell 2,244)	Citibank, N.A.	(6)
8/2/2016	Singapore Dollar (Sell 1,334)	Bank of America N.A.	(4)
5/9/2016	Swedish Krona (Sell 4,307)	BNP PARIBAS	(7)
			$(391)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized (Depreciation) (000s)
25	U.S. Treasury 2 Year Note Future	Jun-16	$ 5,466	$(2)
34	U.S. Treasury 5 Year Note Future	Jun-16	(3,400)	(5)
				$(7)

Semi-Annual Report    55

Open Centrally Cleared Credit Default Swap Contracts

Reference Obligations	Fund Pays	Clearinghouse	Expiration Date	Notional Principal (000s)		Value (000s)
CDX.NA.IG.26	1.00%	Chicago Mercantile	Jun-21	USD	1,330	$(16)
iTraxx Series 100	0.87%	Intercontinental Exchange	Jun-21	EUR	2,320	4
						$(12)

See notes to financial statements.

56   Payden Mutual Funds

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed ten years.

Portfolio Composition - percent of value

Foreign Government	43%
Corporate	37%
Investment Company	11%
U.S. Treasury	8%
Mortgage Backed	1%

Schedule of Investments - April 30, 2016 (Unaudited)
Principal or Shares	Security Description	Value (000)
Bonds (90%)
Australia (AUD) (1%)
450,000	Australia Government Bond, 1.75%, 11/21/20	$339
500,000	Australia Government Bond, 3.25%, 4/21/25	404
		743
Australia (USD) (1%)
250,000	Macquarie Bank Ltd. 144A, 6.63%, 4/07/21(a)	285
260,000	Macquarie Group Ltd. 144A, 1.64%, 1/31/17(a)	260
90,000	Suncorp-Metway Ltd. 144A, 2.35%, 4/27/20(a)	90
400,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.38%, 4/30/25(a)	400
180,000	Sydney Airport Finance Co. Pty Ltd. 144A, 3.90%, 3/22/23(a)	189
		1,224
Austria (EUR) (0%)
120,000	Austria Government Bond 144A, 1.65%, 10/21/24(a)	153
50,000	Austria Government Bond 144A, 3.15%, 6/20/44(a)	80
		233
Belgium (EUR) (2%)
600,000	Anheuser-Busch InBev Finance Inc., 2.25%, 9/24/20	744
100,000	Belgium Government Bond 144A, 0.80%, 6/22/25(a)	117
150,000	Belgium Government Bond 144A, 1.00%, 6/22/31(a)	167
250,000	Belgium Government Bond, 3.00%, 9/28/19	319
		1,347
Bermuda (EUR) (0%)
150,000	Fidelity International Ltd., 6.88%, 2/24/17	181
Brazil (USD) (0%)
270,000	Brazilian Government International Bond, 4.88%, 1/22/21	275
Canada (CAD) (2%)
500,000	Canadian Government Bond, 2.25%, 6/01/25	427
1,000,000	Canadian Government Bond, 3.75%, 6/01/19	870
550,000	Canadian Government Bond, 5.00%, 6/01/37	658
100,000	Canadian Government Bond, 5.75%, 6/01/29	116
		2,071
Canada (USD) (1%)
550,000	Magna International Inc., 4.15%, 10/01/25	591
Chile (USD) (0%)
300,000	Latam Airlines 2015-1 Pass Through Trust A
	144A, 4.20%, 11/15/27(a)	272
Dominica Republic (USD) (0%)
200,000	Dominican Republic International Bond 144A,
	5.50%, 1/27/25(a)	201

Principal or Shares	Security Description	Value (000)
Finland (EUR) (1%)
200,000	CRH Finland Services OYJ, 2.75%, 10/15/20	$251
70,000	Finland Government Bond 144A, 2.75%, 7/04/28(a)(b)	98
		349
France (CAD) (0%)
330,000	Cie de Financement Foncier SA, 4.55%, 4/28/17	271
France (EUR) (4%)
150,000	Bouygues SA, 4.25%, 7/22/20	199
200,000	BPCE SA, 2.75%, 7/08/26	236
200,000	Electricite de France, 2.25%, 4/27/21	250
1,200,000	France Government Bond OAT, 1.75%, 11/25/24	1,529
270,000	France Government Bond OAT, 3.25%, 5/25/45	424
500,000	Sodexo SA, 1.75%, 1/24/22	610
		3,248
France (GBP) (0%)
100,000	AXA SA, 5.63%, 1/16/54	141
100,000	Cie de St-Gobain, 4.63%, 10/09/29	160
		301
France (USD) (1%)
345,000	Banque Federative du Credit Mutuel SA 144A, 2.50%, 4/13/21(a)	347
Germany (EUR) (4%)
800,000	Bundesobligation, 0.00%, 4/09/21	929
800,000	Bundesrepublik Deutschland, 0.50%, 2/15/26	935
100,000	Bundesrepublik Deutschland, 2.50%, 1/04/21	130
100,000	Bundesrepublik Deutschland, 3.25%, 7/04/42	175
450,000	Bundesrepublik Deutschland, 4.75%, 7/04/34	865
200,000	Bundesrepublik Deutschland, 4.75%, 7/04/40	418
		3,452
Indonesia (USD) (0%)
200,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25(a)	204
Ireland (EUR) (1%)
190,000	Aquarius and Investments PLC for Zurich
	Insurance Co. Ltd., 4.25%, 10/02/43	242
100,000	Ireland Government Bond, 3.40%, 3/18/24	138
200,000	Lunar Funding V for Swisscom AG, 2.00%, 9/30/20	246
		626
Ireland (GBP) (0%)
130,000	GE Capital UK Funding, 4.38%, 7/31/19	207
Ireland (USD) (0%)
250,000	Perrigo Finance PLC, 3.50%, 12/15/21	255
Italy (EUR) (5%)
850,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 8/01/18	1,072

Semi-Annual Report    57

Principal or Shares	Security Description	Value (000)

1,850,000	Italy Buoni Poliennali Del Tesoro, 4.50%, 5/01/23	$2,623
420,000	Italy Buoni Poliennali Del Tesoro, 5.00%, 8/01/39	698
350,000	Italy Buoni Poliennali Del Tesoro, 5.25%, 11/01/29	561
		4,954
Jamaica (USD) (0%)
200,000	Jamaica Government International Bond, 6.75%, 4/28/28	206
Japan (JPY) (20%)
110,000,000	Japan Government Five Year Bond, 0.10%, 6/20/19	1,045
180,000,000	Japan Government Five Year Bond, 0.10%, 9/20/19	1,711
310,000,000	Japan Government Ten Year Bond, 0.30%, 12/20/25	3,026
225,000,000	Japan Government Ten Year Bond, 0.80%, 9/20/23	2,270
195,000,000	Japan Government Ten Year Bond, 1.20%, 6/20/21	1,966
25,000,000	Japan Government Thirty Year Bond, 1.40%, 12/20/45	304
128,000,000	Japan Government Thirty Year Bond, 2.00%, 9/20/40	1,671
125,000,000	Japan Government Thirty Year Bond, 2.20%, 9/20/39	1,668
39,500,000	Japan Government Twenty Year Bond, 1.70%, 9/20/33	468
500,000,000	Japan Government Two Year Bond, 0.10%, 10/15/17	4,724
		18,853
Kenya (USD) (0%)
200,000	Kenya Government International Bond 144A, 5.88%, 6/24/19(a)	198
Luxembourg (EUR) (1%)
380,000	Prologis International Funding II SA, 2.88%, 4/04/22	473
Mexico (MXN) (0%)
5,500,000	Mexican Bonos, 6.50%, 6/10/21	338
Morocco (USD) (0%)
200,000	Morocco Government International Bond 144A, 4.25%, 12/11/22(a)	208
Netherlands (EUR) (4%)
450,000	Achmea Bank NV, 1.13%, 4/25/22	515
500,000	Gas Natural Fenosa Finance BV, 3.88%, 4/11/22	674
500,000	Heineken NV, 1.25%, 9/10/21	595
400,000	Koninklijke KPN NV, 4.50%, 10/04/21	549
680,000	Netherlands Government Bond 144A, 2.25%, 7/15/22(a)	890
550,000	Shell International Finance BV, 1.00%, 4/06/22	647
		3,870
Netherlands (USD) (1%)
200,000	EDP Finance BV 144A, 6.00%, 2/02/18(a)	211
400,000	Shell International Finance BV, 1.63%, 11/10/18	403
		614

Principal or Shares	Security Description	Value (000)
Panama (USD) (0%)
200,000	Panama Government International Bond, 3.75%, 3/16/25	$207
Poland (PLN) (0%)
500,000	Poland Government Bond, 5.25%, 10/25/20	149
Spain (EUR) (1%)
700,000	Telefonica Emisiones SAU, 3.96%, 3/26/21	925
Spain (GBP) (1%)
250,000	Iberdrola Finanzas SAU, 7.38%, 1/29/24	480
United Kingdom (EUR) (1%)
230,000	Leeds Building Society, 1.38%, 5/05/22	256
200,000	Yorkshire Building Society, 1.25%, 3/17/22	223
		479
United Kingdom (GBP) (3%)
110,000	HSBC Bank PLC, 5.38%, 11/04/30	171
100,000	InterContinental Hotels Group PLC, 6.00%, 12/09/16	150
100,000	United Kingdom Gilt, 2.25%, 9/07/23	155
260,000	United Kingdom Gilt, 4.25%, 12/07/55	581
100,000	United Kingdom Gilt, 4.25%, 12/07/55	223
500,000	United Kingdom Gilt, 4.75%, 12/07/38	1,040
270,000	United Kingdom Gilt, 5.00%, 3/07/25	509
150,000	Virgin Money PLC, 2.25%, 4/21/20	218
		3,047
United States (EUR) (2%)
500,000	Amgen Inc., 1.25%, 2/25/22	584
350,000	Berkshire Hathaway Inc., 1.30%, 3/15/24	410
350,000	Eli Lilly & Co., 1.63%, 6/02/26	419
100,000	Fedex Corp., 1.00%, 1/11/23	114
100,000	Morgan Stanley, 5.38%, 8/10/20	137
		1,664
United States (GBP) (1%)
530,000	American Honda Finance Corp., 2.63%, 10/14/22	800
110,000	Textron Inc., 6.63%, 4/07/20	181
		981
United States (USD) (32%)
225,000	21st Century Fox America Inc., 4.50%, 2/15/21	250
140,000	AbbVie Inc., 3.20%, 11/06/22	145
150,000	Air Lease Corp., 4.25%, 9/15/24	151
300,000	Amcor Finance USA Inc. 144A, 3.63%, 4/28/26(a)	303
750,000	American Airlines 2016-1 Class B Pass Through Trust, 5.25%, 1/15/24	772
450,000	AT&T Inc., 3.00%, 6/30/22	460
120,000	Bank of America Corp., 4.00%, 4/01/24	126
130,000	Bank of America Corp., 6.88%, 4/25/18	143
155,000	Baxalta Inc. 144A, 3.60%, 6/23/22(a)	159
210,000	Bear Stearns Companies LLC, 5.55%, 1/22/17	216
670,000	Berkshire Hathaway Inc., 3.13%, 3/15/26	699
595,000	BMW U.S. Capital LLC 144A, 2.80%, 4/11/26(a)	606
300,000	Capital One Financial Corp., 4.75%, 7/15/21	331
325,000	Citigroup Inc., 4.45%, 9/29/27	332
520,000	ConocoPhillips Co., 4.20%, 3/15/21	556
90,000	Dignity Health, 3.13%, 11/01/22	92
300,000	Discover Bank/Greenwood DE, 3.10%, 6/04/20	306
120,000	Dollar General Corp., 3.25%, 4/15/23	121
152,000	Dow Chemical Co., 9.40%, 5/15/39	234

58   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

480,000	Entergy Louisiana LLC, 3.25%, 4/01/28	$505
320,000	Enterprise Products Operating LLC, 3.95%, 2/15/27	332
385,000	Exelon Corp., 3.40%, 4/15/26	396
250,000	Exelon Generation Co. LLC, 2.95%, 1/15/20	254
500,000	Exxon Mobil Corp., 2.73%, 3/01/23	512
200,000	Fifth Third Bank/Cincinnati OH, 2.15%, 8/20/18	202
930,000	FNMA, 2.13%, 4/24/26	929
420,000	FNMA 30YR TBA, 4.50%(c)	457
200,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	201
160,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	170
110,000	FS Investment Corp., 4.25%, 1/15/20	112
50,000	General Electric Capital Corp., 5.88%, 1/14/38	66
300,000	General Motors Financial Co. Inc., 3.20%, 7/13/20	305
300,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	305
42,317	GreenPoint Mortgage Funding Trust, 1.00%, 6/25/45	24
950,000	Hewlett Packard Enterprise Co. 144A, 4.40%, 10/15/22(a)	1,005
200,000	Hospitality Properties Trust, 4.50%, 3/15/25	195
280,000	Hyundai Capital America 144A, 2.60%, 3/19/20(a)	282
16,778	Indymac Index Mortgage Loan Trust, 2.75%, 10/25/34	16
475,000	Johnson & Johnson, 2.05%, 3/01/23	480
110,000	JPMorgan Chase & Co., 4.35%, 8/15/21	120
260,000	KKR Group Finance Co. II LLC 144A, 5.50%, 2/01/43(a)	264
75,000	Lam Research Corp., 3.80%, 3/15/25	75
665,000	Lowe’s Companies Inc., 2.50%, 4/15/26	659
145,000	McKesson Corp., 3.80%, 3/15/24	155
115,000	MDC Holdings Inc., 6.00%, 1/15/43	89
45,000	MetLife Inc., 6.40%, 12/15/36	48
200,000	Metropolitan Edison Co. 144A, 3.50%, 3/15/23(a)	205
100,000	Murphy Oil Corp., 2.50%, 12/01/17	99
170,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39(a)	252
50,000	NBCUniversal Media LLC, 6.40%, 4/30/40	69
625,000	Newell Brands Inc., 4.20%, 4/01/26	661
150,000	Old Republic International Corp., 4.88%, 10/01/24	160
130,000	Oracle Corp., 2.50%, 5/15/22	133
75,000	Owens Corning, 4.20%, 12/15/22	77
63,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39(a)	91
200,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.20%, 7/15/20(a)	202
160,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 144A, 3.38%, 2/01/22(a)	161
510,000	Principal Life Global Funding II 144A, 3.00%, 4/18/26(a)	512
110,000	Prudential Financial Inc., 5.63%, 6/15/43	115
152,000	Prudential Financial Inc., 7.38%, 6/15/19	176
125,000	Quest Diagnostics Inc., 3.50%, 3/30/25	127

Principal or Shares	Security Description	Value (000)

300,000	Ryder System Inc., 2.50%, 5/11/20	$299
110,000	Santander Holdings USA Inc./PA, 2.65%, 4/17/20	110
600,000	Schlumberger Holdings Corp. 144A, 2.35%, 12/21/18(a)	609
105,000	Select Income REIT, 4.50%, 2/01/25	102
150,000	Sempra Energy, 9.80%, 2/15/19	181
330,000	Solvay Finance America LLC 144A, 3.40%, 12/03/20(a)	342
110,000	State Street Corp., 4.96%, 3/15/18	115
395,000	Sunoco Logistics Partners Operations LP, 4.40%, 4/01/21	406
200,000	Synchrony Financial, 4.25%, 8/15/24	206
480,000	Target Corp., 2.50%, 4/15/26	481
175,000	TIAA Asset Management Finance Co. LLC 144A, 2.95%, 11/01/19(a)	179
1,173,000	U.S. Treasury Bond, 3.00%, 11/15/45	1,255
900,000	U.S. Treasury Bond, 4.38%, 2/15/38	1,207
500,000	U.S. Treasury Note, 0.75%, 3/31/18	500
626,000	U.S. Treasury Note, 0.88%, 1/31/17(d)	628
950,000	U.S. Treasury Note, 0.88%, 2/28/17(d)(e)	952
350,000	U.S. Treasury Note, 1.25%, 4/30/19	353
4,400,000	U.S. Treasury Note, 1.38%, 1/31/21	4,421
200,000	U.S. Treasury Note, 1.63%, 2/15/26	197
210,000	Vereit Operating Partnership LP, 3.00%, 2/06/19	207
80,000	Wachovia Corp., 5.50%, 8/01/35	90
215,000	Welltower, Inc., 4.95%, 1/15/21	236
		30,276
Uruguay (USD) (0%)
160,000	Uruguay Government International Bond, 4.38%, 10/27/27	165
110,000	Uruguay Government International Bond, 4.50%, 8/14/24	117
		282

Total Bonds (Cost - $80,548)		84,602
Investment Company (11%)
1,665,589	Payden Cash Reserves Money Market Fund *	1,666
316,916	Payden Emerging Markets Bond Fund, SI Class *	4,221
99,500	Payden Floating Rate Fund, SI Class *	984
586,842	Payden High Income Fund, Investor Class *	3,720
Total Investment Company (Cost - $11,612)		10,591

Total (Cost - $92,160) (101%)		95,193
Liabilities in excess of Other Assets (-1%)		(1,242)

Net Assets (100%)		$93,951

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(c)	Security was purchased on a delayed delivery basis.
(d)	All or a portion of the security is pledged to cover futures contract margin requirements.
(e)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

Semi-Annual Report    59

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)

Assets:
6/1/2016	Australian Dollar (Buy 423)	BNP PARIBAS	$17
6/1/2016	Canadian Dollar (Buy 259)	Royal Bank of Canada	16
5/23/2016	Euro (Buy 2,454)	Barclays Bank PLC	27
5/3/2016	Euro (Buy 550)	Citibank, N.A.	—
6/1/2016	Euro (Buy 767)	Royal Bank of Canada	30
5/17/2016	India Rupee (Buy 117,920)	Barclays Bank PLC	28
6/1/2016	Japanese Yen (Buy 39,700)	Barclays Bank PLC	20
5/26/2016	Norwegian Krone (Buy 11,301)	UBS AG	9
5/9/2016	Swiss Franc (Sell 215)	BNP PARIBAS	1
6/1/2016	Swiss Franc (Buy 215)	Royal Bank of Canada	6

			$154

Liabilities:
5/9/2016	Australian Dollar (Sell 1,414)	BNP PARIBAS	$(2)
5/9/2016	British Pound (Sell 3,370)	HSBC Bank USA, N.A.	(154)
6/1/2016	British Pound (Sell 199)	HSBC Bank USA, N.A.	(12)
5/9/2016	Canadian Dollar (Sell 3,276)	Royal Bank of Canada	(109)
5/26/2016	Canadian Dollar (Sell 1,763)	Royal Bank of Canada	(83)
8/23/2016	Chinese Yuan (Sell 13,429)	Barclays Bank PLC	(44)
6/14/2016	Euro (Sell 476)	BNP PARIBAS	(20)
6/14/2016	Euro (Sell 711)	BNP PARIBAS	(30)
5/9/2016	Euro (Sell 7,308)	Citibank, N.A.	(21)
5/9/2016	Euro (Sell 5,993)	Royal Bank of Canada	(26)
5/9/2016	Euro (Sell 6,966)	State Street Bank & Trust Co.	(24)
5/9/2016	Japanese Yen (Sell 2,041,300)	Barclays Bank PLC	(565)
5/19/2016	Mexican Peso (Sell 5,870)	Credit Suisse First Boston International	(32)
5/25/2016	New Taiwan Dollar (Sell 28,820)	HSBC Bank USA, N.A.	(33)
5/27/2016	Poland Zloty (Sell 579)	Barclays Bank PLC	(6)
8/2/2016	Singapore Dollar (Sell 2,513)	Bank of America N.A.	(8)

			$(1,169)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)

24	Australian 10 Year Bond Future	Jun-16	$2,384	$(3)
1	Euro Buxl 30 Year Bond Future	Jun-16	—	—
30	Euro-Bobl Future	Jun-16	(4,495)	16
17	Euro-Bund Future	Jun-16	(3,151)	34
43	Euro-Schatz Future	Jun-16	5,503	(10)
21	Long Gilt Future	Jun-16	3,670	(51)
17	U.S. 10 Year Ultra Future	Jun-16	(1,265)	9
1	U.S. Long Bond Future	Jun-16	(163)	—
107	U.S. Treasury 10 Year Note Future	Jun-16	(13,917)	(17)
3	U.S. Treasury 2 Year Note Future	Jun-16	(656)	—
93	U.S. Treasury 5 Year Note Future	Jun-16	8,400	1
6	U.S. Ultra Bond Future	Jun-16	1,028	(9)

				$(30)

See notes to financial statements.

60   Payden Mutual Funds

The Fund seeks a high level of total return by generally investing in below investment grade debt instruments and income producing securities of emerging market countries denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Foreign Government	73%
Corporate	25%
Cash equivalent	2%

Schedule of Investments - April 30, 2016 (Unaudited)
Principal or Shares	Security Description	Value (000)
Bonds (98%)
Argentina (USD) (5%)
17,102,500	Argentine Republic Government International Bond, 2.50%, 12/31/38	$10,946
4,150,000	Argentine Republic Government International Bond 144A, 6.88%, 4/22/21 (a)	4,285
7,180,000	Argentine Republic Government International Bond 144A, 7.50%, 4/22/26 (a)	7,306
5,895,000	Argentine Republic Government International Bond 144A, 7.63%, 4/22/46 (a)	5,812
16,088,386	Argentine Republic Government International Bond, 8.28%, 12/31/33	16,933
3,620,000	Provincia de Buenos Aires/Argentina 144A, 9.13%, 3/16/24 (a)	3,864
		49,146
Armenia (USD) (2%)
12,926,000	Republic of Armenia 144A, 6.00%, 9/30/20 (a)	12,960
5,550,000	Republic of Armenia 144A, 7.15%, 3/26/25 (a)	5,543
		18,503
Australia (USD) (1%)
8,595,000	CNOOC Curtis Funding No. 1 Pty. Ltd. 144A, 4.50%, 10/03/23 (a)	9,130
Azerbaijan (USD) (2%)
2,695,000	International Bank of Azerbaijan OJSC, 5.63%, 6/11/19	2,562
5,960,000	Republic of Azerbaijan International Bond 144A, 4.75%, 3/18/24 (a)	5,796
11,175,000	State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23	10,071
		18,429
Bermuda (USD) (0%)
1,035,000	Digicel Group Ltd. 144A, 7.13%, 4/01/22 (a)	847
2,330,000	Digicel Group Ltd. 144A, 8.25%, 9/30/20 (a)	2,138
		2,985
Brazil (USD) (3%)
4,465,000	Banco Nacional de Desenvolvimento Economico e Social 144A, 6.50%, 6/10/19 (a)	4,665
5,545,000	Brazilian Government International Bond, 2.63%, 1/05/23	4,824
9,390,000	Brazilian Government International Bond, 4.25%, 1/07/25	8,745
1,090,000	Brazilian Government International Bond, 4.88%, 1/22/21	1,112
6,110,000	Brazilian Government International Bond, 5.00%, 1/27/45	4,964

Principal or Shares	Security Description	Value (000)

2,400,000	Brazilian Government International Bond, 5.63%, 1/07/41	$2,118
4,880,000	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/19 (a)	2,220
		28,648
Canada (USD) (0%)
200,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	208
Cayman Islands (USD) (1%)
3,430,000	Baidu Inc., 4.13%, 6/30/25	3,611
2,340,000	Lima Metro Line 2 Finance Ltd. 144A, 5.88%, 7/05/34 (a)	2,412
3,611,000	Odebrecht Drilling Norbe VIII/IX Ltd. 144A, 6.35%, 6/30/21 (a)	778
		6,801
Chile (USD) (1%)
1,735,000	Corp Nacional del Cobre de Chile 144A, 3.00%, 7/17/22 (a)	1,702
2,480,000	Corp. Nacional del Cobre de Chile 144A, 3.88%, 11/03/21 (a)	2,605
2,930,000	Corp. Nacional del Cobre de Chile 144A, 4.50%, 9/16/25 (a)	3,069
4,920,000	Latam Airlines 2015-1 Pass Through Trust A 144A, 4.20%, 11/15/27 (a)	4,453
		11,829
Colombia (USD) (2%)
6,210,000	Colombia Government International Bond, 4.00%, 2/26/24	6,257
3,240,000	Colombia Government International Bond, 4.50%, 1/28/26	3,322
5,010,000	Colombia Government International Bond, 6.13%, 1/18/41	5,398
3,765,000	Colombia Government International Bond, 7.38%, 9/18/37	4,565
		19,542
Costa Rica (USD) (2%)
4,770,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	4,853
4,710,000	Banco Nacional de Costa Rica 144A, 4.88%, 11/01/18 (a)	4,722
2,170,000	Banco Nacional de Costa Rica 144A, 5.88%, 4/25/21 (a)	2,178
2,160,000	Costa Rica Government International Bond 144A, 7.16%, 3/12/45 (a)	2,022
6,375,000	Republic of Costa Rica 144A, 7.00%, 4/04/44 (a)	5,937
		19,712

Semi-Annual Report    61

Principal or Shares	Security Description	Value (000)
Croatia (USD) (2%)
2,550,000	Croatia Government International Bond 144A, 6.00%, 1/26/24 (a)	$2,796
3,485,000	Croatia Government International Bond 144A, 6.38%, 3/24/21 (a)	3,823
3,000,000	Croatia Government International Bond, 6.38%, 3/24/21 (b)	3,291
9,470,000	Croatia Government International Bond, 6.75%, 11/05/19 (b)	10,412
		20,322
Dominica Republic (USD) (3%)
665,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 9.75%, 11/13/19 (a)	710
2,585,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25 (a)	2,598
2,555,000	Dominican Republic International Bond 144A, 6.60%, 1/28/24 (a)	2,746
3,450,000	Dominican Republic International Bond 144A, 6.85%, 1/27/45 (a)	3,467
1,950,000	Dominican Republic International Bond 144A, 6.88%, 1/29/26 (a)	2,101
11,965,000	Dominican Republic International Bond 144A, 7.45%, 4/30/44 (a)	12,743
9,855,000	Dominican Republic International Bond 144A, 7.50%, 5/06/21 (a)	10,816
		35,181
Ecuador (USD) (0%)
4,680,000	Ecuador Government International Bond 144A, 7.95%, 6/20/24 (a)	4,083
Egypt (USD) (0%)
4,360,000	Egypt Government International Bond 144A, 5.88%, 6/11/25 (a)	3,924
El Salvador (USD) (1%)
4,615,000	Republic of El Salvador 144A, 5.88%, 1/30/25 (a)	4,107
1,980,000	Republic of El Salvador 144A, 6.38%, 1/18/27 (a)	1,752
2,265,000	Republic of El Salvador 144A, 7.38%, 12/01/19 (a)	2,288
		8,147
Georgia (USD) (2%)
4,120,000	Bank of Georgia JSC 144A, 7.75%, 7/05/17 (a)	4,314
2,030,000	Georgian Oil and Gas Corp. JSC 144A, 6.75%, 4/26/21 (a)	2,045
8,385,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	9,056
8,420,000	Republic of Georgia 144A, 6.88%, 4/12/21 (a)	9,314
		24,729
Ghana (USD) (2%)
4,480,000	Ghana Government International Bond 144A,
	10.75%, 10/14/30 (a)	4,435
6,750,000	Republic of Ghana 144A, 7.88%, 8/07/23 (a)	5,400
9,430,000	Republic of Ghana 144A, 8.13%, 1/18/26 (a)	7,497
		17,332
Guatemala (USD) (1%)
3,080,000	Guatemala Government Bond 144A, 4.50%, 5/03/26 (a)	3,072

Principal or Shares	Security Description	Value (000)

4,160,000	Guatemala Government Bond 144A, 5.75%, 6/06/22 (a)	$4,566
		7,638
Honduras (USD) (2%)
6,475,000	Honduras Government International Bond 144A, 7.50%, 3/15/24 (a)	6,896
14,085,000	Republic of Honduras 144A, 8.75%, 12/16/20 (a)	15,951
		22,847
Hungary (USD) (3%)
3,120,000	Hungary Government International Bond, 5.38%, 3/25/24	3,474
4,080,000	Hungary Government International Bond, 5.75%, 11/22/23	4,625
6,010,000	Hungary Government International Bond, 6.25%, 1/29/20	6,701
5,480,000	Magyar Export-Import Bank Zrt 144A, 4.00%, 1/30/20 (a)	5,576
2,495,000	MFB Magyar Fejlesztesi Bank Zrt 144A, 6.25%, 10/21/20 (a)	2,769
6,120,000	Republic of Hungary, 4.13%, 2/19/18	6,350
		29,495
India (USD) (0%)
1,971,000	IDBI Bank Ltd./DIFC Dubai, 4.13%, 4/23/20	2,014
Indonesia (USD) (5%)
7,695,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25 (a)	7,864
2,960,000	Indonesia Government International Bond 144A, 5.38%, 10/17/23 (a)	3,292
3,790,000	Indonesia Government International Bond 144A, 5.88%, 1/15/24 (a)	4,322
8,025,000	Indonesia Government International Bond 144A, 8.50%, 10/12/35 (a)	11,193
2,770,000	Indonesia Government International Bond, 8.50%, 10/12/35 (b)	3,864
720,000	Pelabuhan Indonesia III PT 144A, 4.88%, 10/01/24 (a)	738
2,675,000	Pertamina Persero PT 144A, 5.25%, 5/23/21 (a)	2,817
10,630,000	Pertamina Persero PT 144A, 6.00%, 5/03/42 (a)	10,256
4,970,000	Perusahaan Gas Negara Persero Tbk PT 144A, 5.13%, 5/16/24 (a)	5,143
2,300,000	Republic of Indonesia 144A, 5.25%, 1/17/42 (a)	2,367
		51,856
Ivory Coast (USD) (2%)
2,600,000	Ivory Coast Government International Bond 144A, 5.38%, 7/23/24 (a)	2,422
10,710,000	Ivory Coast Government International Bond 144A, 5.75%, 12/31/32 (a)	9,778
4,700,000	Ivory Coast Government International Bond 144A, 6.38%, 3/03/28 (a)	4,477
		16,677
Jamaica (USD) (1%)
7,530,000	Jamaica Government International Bond, 6.75%, 4/28/28	7,737
4,215,000	Jamaica Government International Bond, 7.63%, 7/09/25	4,658
		12,395

62   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Kazakhstan (USD) (2%)
9,730,000	Development Bank of Kazakhstan JSC 144A, 4.13%, 12/10/22 (a)	$8,903
4,110,000	KazAgro National Management Holding JSC 144A, 4.63%, 5/24/23 (a)	3,463
4,855,000	Kazakhstan Government International Bond 144A, 3.88%, 10/14/24 (a)	4,758
3,760,000	Kazakhstan Government International Bond 144A, 6.50%, 7/21/45 (a)	4,119
		21,243
Kenya (USD) (1%)
13,946,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (a)	13,824
Lithuania (USD) (0%)
1,930,000	Lithuania Government International Bond 144A, 6.13%, 3/09/21 (a)	2,243
Luxembourg (USD) (0%)
2,485,000	BC Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	2,417
Macedonia (EUR) (0%)
3,520,000	Macedonia Government International Bond 144A, 4.88%, 12/01/20 (a)	4,060
Malaysia (USD) (1%)
4,790,000	Petronas Capital Ltd. 144A, 3.13%, 3/18/22 (a)	4,932
2,220,000	Petronas Capital Ltd. 144A, 3.50%, 3/18/25 (a)	2,282
1,130,000	Petronas Capital Ltd. 144A, 4.50%, 3/18/45 (a)	1,192
		8,406
Mexico (MXN) (1%)
32,700,000	Grupo Televisa SAB, 7.25%, 5/14/43	1,612
71,600,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	4,202
		5,814
Mexico (USD) (5%)
2,275,000	Comision Federal de Electricidad 144A, 4.88%, 1/15/24 (a)	2,377
7,355,000	Comision Federal de Electricidad 144A, 6.13%, 6/16/45 (a)	7,502
1,759,776	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	1,703
2,280,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (a)	2,078
3,730,000	Mexico Government International Bond, 4.00%, 10/02/23	3,916
9,510,000	Mexico Government International Bond, 4.13%, 1/21/26	10,009
1,690,000	Mexico Government International Bond, 4.60%, 1/23/46	1,677
443,000	Mexico Government International Bond, 5.55%, 1/21/45	500
1,715,000	Mexico Government International Bond, 6.05%, 1/11/40	2,039
4,360,000	Petroleos Mexicanos, 3.50%, 1/30/23	4,060
4,670,000	Petroleos Mexicanos, 4.88%, 1/24/22	4,717
4,640,000	Petroleos Mexicanos, 5.50%, 6/27/44	4,106
2,520,000	Petroleos Mexicanos, 6.38%, 1/23/45	2,470
1,790,000	PLA Administradora Industrial S de RL de CV 144A, 5.25%, 11/10/22 (a)	1,781
2,170,000	Sigma Alimentos SA de CV 144A, 4.13%, 5/02/26 (a)	2,178
		51,113

Principal or Shares	Security Description	Value (000)
Mongolia (USD) (0%)
1,430,000	Mongolia Government International Bond 144A, 4.13%, 1/05/18 (a)	$1,337
4,210,000	Republic of Mongolia 144A, 5.13%, 12/05/22 (a)	3,337
		4,674
Montenegro (EUR) (1%)
4,660,000	Montenegro Government International Bond 144A, 5.75%, 3/10/21 (a)	5,333
Morocco (USD) (1%)
1,890,000	BMCE Bank, 6.25%, 11/27/18	1,996
2,490,000	Morocco Government International Bond 144A, 4.25%, 12/11/22 (a)	2,584
4,715,000	OCP SA 144A, 5.63%, 4/25/24 (a)	4,958
		9,538
Netherlands (USD) (1%)
8,560,000	Kazakhstan Temir Zholy Finance BV 144A, 6.38%, 10/06/20 (a)	8,715
1,640,000	Majapahit Holding BV 144A, 7.75%, 1/20/20 (a)	1,882
700,000	Majapahit Holding BV 144A, 8.00%, 8/07/19 (a)	799
2,600,000	VTR Finance BV 144A, 6.88%, 1/15/24 (a)	2,603
		13,999
Nigeria (USD) (1%)
3,015,000	Nigeria Government International Bond 144A, 6.75%, 1/28/21 (a)	2,955
2,550,000	Zenith Bank PLC 144A, 6.25%, 4/22/19 (a)	2,365
		5,320
Pakistan (USD) (1%)
5,340,000	Pakistan Government International Bond 144A, 7.25%, 4/15/19 (a)	5,626
1,665,000	Pakistan Government International Bond 144A, 8.25%, 4/15/24 (a)	1,762
		7,388
Panama (USD) (3%)
3,900,000	Panama Government International Bond, 3.75%, 3/16/25	4,027
7,420,000	Panama Government International Bond, 3.88%, 3/17/28	7,624
550,000	Panama Government International Bond, 4.00%, 9/22/24	582
4,180,000	Republic of Panama, 5.20%, 1/30/20	4,619
10,990,000	Republic of Panama, 6.70%, 1/26/36	14,122
3,135,000	Republic of Panama, 9.38%, 4/01/29	4,710
		35,684
Paraguay (USD) (1%)
2,090,000	Paraguay Government International Bond 144A, 5.00%, 4/15/26 (a)	2,137
790,000	Republic of Paraguay 144A, 4.63%, 1/25/23 (a)	811
6,710,000	Republic of Paraguay 144A, 6.10%, 8/11/44 (a)	6,878
		9,826
Peru (EUR) (1%)
4,540,000	Peruvian Government International Bond, 3.75%, 3/01/30	5,566
Peru (USD) (2%)
2,920,000	Abengoa Transmision Sur SA 144A, 6.88%, 4/30/43 (a)	3,022

Semi-Annual Report    63

Principal or Shares	Security Description	Value (000)

460,000	Banco Internacional del Peru SAA Interbank 144A, 6.63%, 3/19/29 (a)	$481
4,560,000	Corp. Financiera de Desarrollo SA 144A, 4.75%, 2/08/22 (a)	4,856
500,000	Corp. Financiera de Desarrollo SA 144A, 5.25%, 7/15/29 (a)	511
5,160,000	Peruvian Government International Bond, 5.63%, 11/18/50	5,986
1,920,000	Peruvian Government International Bond, 7.35%, 7/21/25	2,575
4,705,000	Republic of Peru, 6.55%, 3/14/37	6,058
		23,489
Philippines (USD) (2%)
1,300,000	Philippine Government International Bond, 3.70%, 3/01/41	1,390
3,515,000	Power Sector Assets & Liabilities Management Corp. 144A, 7.39%, 12/02/24 (a)	4,752
7,765,000	Republic of Philippines, 6.38%, 10/23/34	11,084
3,368,000	Republic of Philippines, 7.75%, 1/14/31	5,207
		22,433
Poland (USD) (2%)
8,300,000	Poland Government International Bond, 3.25%, 4/06/26	8,311
2,230,000	Poland Government International Bond, 4.00%, 1/22/24	2,387
4,685,000	Republic of Poland, 3.00%, 3/17/23	4,732
		15,430
Romania (USD) (3%)
9,240,000	Romanian Government International Bond 144A, 4.38%, 8/22/23 (a)	9,839
4,006,000	Romanian Government International Bond 144A, 4.88%, 1/22/24 (a)	4,390
3,620,000	Romanian Government International Bond 144A, 6.13%, 1/22/44 (a)	4,453
8,240,000	Romanian Government International Bond 144A, 6.75%, 2/07/22 (a)	9,774
		28,456
Russian Federation (USD) (1%)
3,000,000	Russian Foreign Bond - Eurobond 144A, 4.88%, 9/16/23 (a)	3,199
4,000,000	Russian Foreign Bond - Eurobond 144A, 5.63%, 4/04/42 (a)	4,222
		7,421
Senegal (USD) (2%)
9,155,000	Republic of Senegal 144A, 6.25%, 7/30/24 (a)	8,651
7,550,000	Republic of Senegal 144A, 8.75%, 5/13/21 (a)	8,230
		16,881
Serbia (USD) (2%)
5,560,000	Republic of Serbia 144A, 5.25%, 11/21/17 (a)	5,756
5,950,000	Republic of Serbia 144A, 5.88%, 12/03/18 (a)	6,279
8,640,000	Republic of Serbia 144A, 7.25%, 9/28/21 (a)	9,808
		21,843
Singapore (INR) (0%)
70,000,000	Standard Chartered Bank/Singapore, 7.28%, 6/05/19	1,056
Singapore (USD) (0%)
1,900,000	BOC Aviation Pte Ltd. 144A, 3.88%, 4/27/26 (a)	1,902

Principal or Shares	Security Description	Value (000)
South Africa (USD) (1%)
7,490,000	Eskom Holdings SOC Ltd. 144A, 5.75%, 1/26/21 (a)	$7,091
6,480,000	South Africa Government International Bond, 4.88%, 4/14/26	6,485
		13,576
Sri Lanka (USD) (3%)
4,630,000	National Savings Bank 144A, 8.88%, 9/18/18 (a)	4,879
12,270,000	Republic of Sri Lanka 144A, 5.88%, 7/25/22 (a)	11,880
4,430,000	Sri Lanka Government International Bond 144A, 5.13%, 4/11/19 (a)	4,430
1,845,000	Sri Lanka Government International Bond 144A, 6.00%, 1/14/19 (a)	1,894
4,270,000	Sri Lanka Government International Bond 144A, 6.25%, 7/27/21 (a)	4,302
2,830,000	Sri Lanka Government International Bond 144A, 6.85%, 11/03/25 (a)	2,797
		30,182
Tanzania (USD) (1%)
7,471,127	United Republic of Tanzania, 6.89%, 3/09/20 (b)	7,602
Tunisia (USD) (1%)
12,055,000	Banque Centrale de Tunisie SA 144A, 5.75%, 1/30/25 (a)	10,886
Turkey (USD) (3%)
2,120,000	Export Credit Bank of Turkey 144A, 5.88%, 4/24/19 (a)	2,248
2,700,000	Republic of Turkey, 4.88%, 4/16/43	2,540
4,570,000	Republic of Turkey, 6.88%, 3/17/36	5,457
4,110,000	Republic of Turkey, 7.38%, 2/05/25	4,993
3,700,000	Republic of Turkey, 8.00%, 2/14/34	4,896
7,140,000	Turkey Government International Bond, 5.63%, 3/30/21	7,759
4,570,000	Turkiye Vakiflar Bankasi Tao 144A, 5.00%, 10/31/18 (a)	4,708
		32,601
Ukraine (USD) (2%)
3,015,000	Ukraine Government International Bond 144A, 0.00%, 5/31/40 (a)	956
312,000	Ukraine Government International Bond 144A, 7.75%, 9/01/19 (a)	303
2,133,000	Ukraine Government International Bond 144A, 7.75%, 9/01/20 (a)	2,053
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/21 (a)	1,449
6,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/22 (a)	6,253
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/23 (a)	1,440
6,783,000	Ukraine Government International Bond 144A, 7.75%, 9/01/24 (a)	6,461
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/25 (a)	1,426
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/26 (a)	1,405
1,503,000	Ukraine Government International Bond 144A, 7.75%, 9/01/27 (a)	1,403
		23,149

64   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
United Arab Emirates (USD) (1%)
6,490,000	Abu Dhabi Government International Bond 144A, 3.13%, 5/03/26 (a)	$6,542
United Kingdom (INR) (1%)
295,000,000	Standard Chartered Bank/Singapore 144A, 7.16%, 5/23/23 (a)	4,337
81,000,000	Standard Chartered Bank/Singapore, 7.16%, 5/23/23	1,191
250,000,000	Standard Chartered Bank/Singapore 144A, 7.28%, 6/05/19 (a)	3,771
234,000,000	Standard Chartered Bank/Singapore 144A, 7.28%, 6/05/19 (a)	3,530
50,000,000	Standard Chartered Bank/Singapore, 8.83%, 11/29/23	802
43,000,000	Standard Chartered Bank/Singapore, 9.34%, 8/27/24	692
		14,323
Uruguay (USD) (3%)
12,935,525	Uruguay Government International Bond, 4.38%, 10/27/27	13,372
8,264,000	Uruguay Government International Bond, 4.50%, 8/14/24	8,791
6,749,580	Uruguay Government International Bond, 5.10%, 6/18/50	6,344
		28,507
Venezuela (USD) (2%)
14,560,000	Petroleos de Venezuela SA, 5.38%, 4/12/27	5,154
6,620,000	Petroleos de Venezuela SA 144A, 6.00%, 11/15/26 (a)	2,280
5,540,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (b)	2,201
8,550,000	Republic of Venezuela, 6.00%, 12/09/20 (b)	3,164
2,640,000	Republic of Venezuela, 7.00%, 3/31/38 (b)	957
6,584,000	Republic of Venezuela, 7.65%, 4/21/25 (b)	2,428
1,740,000	Venezuela Government International Bond, 9.25%, 9/15/27	750
		16,934
Vietnam (USD) (1%)
8,420,000	Vietnam Government International Bond 144A, 4.80%, 11/19/24 (a)	8,640
2,030,000	Vietnam Government International Bond 144A, 6.75%, 1/29/20 (a)	2,269
		10,909
Virgin Islands (British) (USD) (1%)
5,130,000	Sinopec Group Overseas Development 2016 Ltd. 144A, 3.50%, 5/03/26 (a)	5,113
935,000	State Grid Overseas Investment 2013 Ltd. 144A, 4.38%, 5/22/43 (a)	1,000
		6,113

Principal or Shares	Security Description	Value (000)
Zambia (USD) (1%)
1,190,000	Republic of Zambia 144A, 5.38%, 9/20/22 (a)	$890
9,025,000	Zambia Government International Bond 144A, 8.50%, 4/14/24 (a)	7,491
6,330,000	Zambia Government International Bond 144A, 8.97%, 7/30/27 (a)	5,254
		13,635
Total Bonds (Cost - $1,013,424)		1,001,891
Investment Company (2%)
17,907,133	Payden Cash Reserves Money Market Fund * (Cost - $17,907)	17,907
Total (Cost - $1,031,331) (100%)		1,019,798
Other Assets, net of Liabilities (0%)		528
Net Assets (100%)		$1,020,326

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)

Assets:
7/18/2016	Brazilian Real (Buy 8,987)	HSBC Bank USA, N.A.	$75

Liabilities:
8/23/2016	Chinese Yuan (Sell 60,401)	Barclays Bank PLC	$(208)
6/22/2016	Euro (Sell 12,701)	BNP PARIBAS	(348)
6/30/2016	Malaysian Ringgit (Sell 19,893)	Barclays Bank PLC	(80)
8/2/2016	Singapore Dollar (Sell 6,846)	BNP PARIBAS	(25)
5/27/2016	South African Rand (Sell 72,800)	HSBC Bank USA, N.A.	(36)
7/27/2016	Thailand Baht (Sell 89,510)	Barclays Bank PLC	(6)
5/12/2016	Turkish Lira (Sell 13,425)	Barclays Bank PLC	(331)

			$(1,034)

See notes to financial statements.

Semi-Annual Report    65

The Fund seeks a high level of total return by generally investing in below investment grade debt instruments and income producing securities of emerging market countries denominated in foreign and U.S. currencies.

Portfolio Composition - percent of value

Foreign Government	83%
Corporate	14%
Cash equivalent	3%

Schedule of Investments - April 30, 2016 (Unaudited)
Principal or Shares	Security Description	Value (000)
Bonds (94%)
Argentina (USD) (1%)
670,000	Argentine Republic Government International Bond 144A, 7.50%, 4/22/26 (a)	$682
Brazil (BRL) (11%)
5,837,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/01/21	1,570
16,591,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/01/23	4,338
9,835,000	Brazil Notas do Tesouro Nacional, 10.00%, 1/01/25	2,520
1,000,000	Brazil Notas do Tesouro Nacional Serie B, 17.01%, 8/15/18	839
3,875,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/18	1,087
22,535,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/19	6,256
		16,610
Chile (CLP) (0%)
79,000,000	Republic of Chile, 5.50%, 8/05/20	126
Colombia (COP) (6%)
540,000,000	Colombia Government International Bond, 7.75%, 4/14/21	194
1,100,000,000	Colombian TES, 5.00%, 11/21/18	368
1,800,000,000	Colombian TES, 6.00%, 4/28/28	529
7,545,000,000	Colombian TES, 7.00%, 5/04/22	2,563
7,949,000,000	Colombian TES, 10.00%, 7/24/24	3,149
2,330,000,000	Colombian TES, 11.00%, 7/24/20	918
900,000,000	Emgesa SA ESP 144A, 8.75%, 1/25/21 (a)	306
1,380,000,000	Empresa de Telecomunicaciones de Bogota 144A, 7.00%, 1/17/23 (a)	353
1,245,000,000	Empresas Publicas de Medellin ESP 144A, 7.63%, 9/10/24 (a)	385
1,036,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 2/01/21 (a)	350
1,585,000,000	Financiera de Desarrollo Territorial SA Findeter 144A, 7.88%, 8/12/24 (a)	481
		9,596
Costa Rica (CRC) (0%)
218,400,000	Republic of Costa Rica 144A, 9.20%, 3/27/19 (a)	441
Germany (IDR) (1%)
24,700,000,000	Deutsche Bank AG/London 144A, 8.25%, 6/17/32 (a)	1,943
Hungary (HUF) (5%)
195,000,000	Hungary Government Bond, 3.00%, 6/26/24	711
163,000,000	Hungary Government Bond, 3.50%, 6/24/20	635
257,000,000	Hungary Government Bond, 5.50%, 6/24/25	1,118

Principal or Shares	Security Description	Value (000)

628,900,000	Hungary Government Bond, 6.50%, 6/24/19	$2,656
518,810,000	Hungary Government Bond, 7.00%, 6/24/22	2,383
80,000,000	Hungary Government Bond, 7.50%, 11/12/20	362
		7,865
Indonesia (IDR) (2%)
31,000,000,000	Indonesia Treasury Bond, 5.63%, 5/15/23	2,105
9,000,000,000	Indonesia Treasury Bond, 7.00%, 5/15/22	664
10,000,000,000	Indonesia Treasury Bond, 8.38%, 9/15/26	793
		3,562
Malaysia (MYR) (6%)
4,050,000	Malaysia Government Bond, 3.42%, 8/15/22	1,017
3,100,000	Malaysia Government Bond, 3.89%, 7/31/20	803
5,120,000	Malaysia Government Bond, 3.89%, 3/15/27	1,288
11,960,000	Malaysia Government Bond, 4.16%, 7/15/21	3,139
2,705,000	Malaysia Government Bond, 4.18%, 7/15/24	704
2,250,000	Malaysia Government Bond, 4.38%, 11/29/19	594
4,380,000	Malaysia Government Bond, 4.39%, 4/15/26	1,164
2,560,000	Malaysia Government Bond, 4.50%, 4/15/30	674
		9,383
Mexico (MXN) (10%)
15,000,000	America Movil SAB de CV, 6.00%, 6/09/19	871
72,300	America Movil SAB de CV, 6.45%, 12/05/22	409
10,700,000	Comision Federal de Electricidad, 7.35%, 11/25/25	604
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43	358
500,000	Mexican Bonos, 5.00%, 6/15/17	29
12,500,000	Mexican Bonos, 5.00%, 12/11/19	728
63,400,000	Mexican Bonos, 6.50%, 6/10/21	3,890
35,000,000	Mexican Bonos, 6.50%, 6/09/22	2,143
10,700,000	Mexican Bonos, 7.75%, 5/29/31	710
5,200,000	Mexican Bonos, 7.75%, 11/13/42	351
12,940,000	Mexican Bonos, 8.50%, 5/31/29	913
3,849,000	Mexican Bonos, 8.50%, 11/18/38	278
20,783,100	Mexican Bonos, 10.00%, 12/05/24	1,559
16,240,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 (a)	930
9,900,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	581
		14,354
Nigeria (NGN) (0%)
89,000,000	Nigeria Government International Bond 144A, 13.05%, 8/16/16 (a)	453
Peru (PEN) (2%)
3,990,000	Republic of Peru 144A, 5.70%, 8/12/24 (a)	1,205
500,000	Republic of Peru 144A, 6.90%, 8/12/37 (a)	156
2,930,000	Republic of Peru 144A, 6.95%, 8/12/31 (a)	925
1,335,000	Republic of Peru 144A, 8.20%, 8/12/26 (a)	468
		2,754

66   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Philippines (PHP) (0%)
8,000,000	Philippine Government International Bond, 4.95%, 1/15/21	$178
17,000,000	Republic of Philippines, 6.25%, 1/14/36	410
		588
Poland (PLN) (9%)
15,370,000	Poland Government Bond, 1.50%, 4/25/20	3,952
14,350,000	Poland Government Bond, 2.50%, 7/25/18	3,840
10,544,000	Poland Government Bond, 3.25%, 7/25/25	2,837
830,000	Poland Government Bond, 3.75%, 4/25/18	227
1,300,000	Poland Government Bond, 4.00%, 10/25/23	369
4,375,000	Poland Government Bond, 5.25%, 10/25/20	1,304
3,060,000	Poland Government Bond, 5.75%, 10/25/21	942
1,850,000	Poland Government Bond, 5.75%, 9/23/22	578
		14,049
Romania (RON) (3%)
2,150,000	Romania Government Bond, 5.60%, 11/28/18	608
4,350,000	Romania Government Bond, 5.85%, 4/26/23	1,289
8,510,000	Romania Government Bond, 5.95%, 6/11/21	2,511
		4,408
Russian Federation (RUB) (5%)
123,000,000	Russian Federal Bond - OFZ, 7.00%, 1/25/23	1,744
123,630,000	Russian Federal Bond - OFZ, 7.50%, 2/27/19	1,838
160,770,000	Russian Federal Bond - OFZ, 7.60%, 4/14/21	2,364
107,000,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27	1,596
		7,542
Singapore (INR) (0%)
13,000,000	Standard Chartered Bank/Singapore, 7.28%, 6/05/19	196
South Africa (ZAR) (9%)
49,200,000	Republic of South Africa, 6.25%, 3/31/36	2,453
27,035,019	Republic of South Africa, 6.50%, 2/28/41	1,341
4,500,000	Republic of South Africa, 6.75%, 3/31/21	294
77,550,000	Republic of South Africa, 7.00%, 2/28/31	4,412
32,200,000	South Africa Government Bond, 7.75%, 2/28/23	2,142
28,210,000	South Africa Government Bond, 10.50%, 12/21/26	2,188
11,200,000	Transnet SOC Ltd. 144A, 9.50%, 5/13/21 (a)	729
		13,559
Thailand (THB) (7%)
85,500,000	Thailand Government Bond, 3.63%, 6/16/23	2,772
84,470,000	Thailand Government Bond, 3.65%, 12/17/21	2,690
65,190,000	Thailand Government Bond, 3.88%, 6/13/19	2,005
62,600,000	Thailand Government Bond, 4.88%, 6/22/29	2,366
		9,833
Turkey (TRY) (7%)
2,251,603	Turkey Government Bond, 3.00%, 2/23/22	841
1,065,000	Turkey Government Bond, 6.30%, 2/14/18	365
225,000	Turkey Government Bond, 7.40%, 2/05/20	77
7,415,000	Turkey Government Bond, 8.50%, 9/14/22	2,588
1,092,824	Turkey Government Bond, 8.80%, 11/14/18	390
2,825,000	Turkey Government Bond, 9.00%, 3/08/17	1,011
3,070,000	Turkey Government Bond, 9.00%, 7/24/24	1,094
6,050,000	Turkey Government Bond, 9.50%, 1/12/22	2,211
3,420,000	Turkey Government Bond, 10.40%, 3/20/24	1,316
1,350,000	Turkey Government Bond, 10.50%, 1/15/20	508
		10,401

Principal or Shares	Security Description	Value (000)
United Kingdom (IDR) (2%)
27,400,000,000	Standard Chartered Bank/Singapore 144A, 8.38%, 3/17/34 (a)	$2,185
4,500,000,000	Standard Chartered Bank/Singapore 144A, 8.38%, 3/17/34 (a)	359
		2,544
United Kingdom (INR) (3%)
60,000,000	Standard Chartered Bank/Singapore 144A, 7.16%, 5/23/23 (a)	882
24,000,000	Standard Chartered Bank/Singapore, 7.16%, 5/23/23	353
75,000,000	Standard Chartered Bank/Singapore 144A, 7.28%, 6/05/19 (a)	1,132
51,000,000	Standard Chartered Bank/Singapore 144A, 8.83%, 11/29/23 (a)	818
38,000,000	Standard Chartered Bank/Singapore, 8.83%, 11/29/23	609
13,000,000	Standard Chartered Bank/Singapore, 9.34%, 8/27/24	209
		4,003
United States (IDR) (5%)
5,500,000,000	JPMorgan Chase Bank N.A., 8.38%, 3/19/24	437
49,194,000,000	JPMorgan Chase Bank N.A. 144A, 9.50%, 7/17/31 (a)	4,266
18,740,000,000	JPMorgan Chase Bank NA 144A, 8.38%, 9/17/26 (a)	1,487
10,000,000,000	JPMorgan Chase Bank NA 144A, 8.75%, 6/03/31 (a)	818
		7,008
Total Bonds (Cost - $153,102)		141,900
Investment Company (3%)
478,709	Payden Emerging Markets Corporate Bond Fund, SI Class * (Cost - $4,900)	4,677
Total (Cost - $158,002) (97%)		146,577
Other Assets, net of Liabilities (3%)		3,927
Net Assets (100%)		$150,504

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Semi-Annual Report    67

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)

Assets:
6/30/2016	Malaysian Ringgit (Buy 13,417)	Barclays Bank PLC	$54
5/19/2016	Mexican Peso (Buy 14,180)	Credit Suisse First Boston International	9
5/23/2016	Nuevo Sol (Buy 1,223)	BNP Paribas	26
7/27/2016	Thailand Baht (Buy 60,440)	Barclays Bank PLC	4
5/12/2016	Turkish Lira (Buy 6,821)	Barclays Bank PLC	54

			$147

Liabilities:
8/23/2016	Chinese Yuan (Sell 18,952)	Barclays Bank PLC	$(56)
5/17/2016	India Rupee (Buy 29,960)	Barclays Bank PLC	(1)
5/25/2016	New Taiwan Dollar (Sell 47,110)	HSBC Bank USA, N.A.	(45)
5/24/2016	Nigerian Naira (Sell 70,600)	JPMorgan Chase Bank, N.A.	(24)
5/23/2016	Nuevo Sol (Sell 1,223)	Barclays Bank PLC	(15)
5/27/2016	Poland Zloty (Buy 3,505)	Barclays Bank PLC	—
8/2/2016	Singapore Dollar (Sell 1,004)	BNP Paribas	(4)
5/27/2016	South African Rand (Sell 4,120)	HSBC Bank USA, N.A.	(2)

			$(147)

See notes to financial statements.

68   Payden Mutual Funds

The Fund seeks a high level of total return by generally investing in below investment grade corporate debt instruments and income producing securities of emerging market countries denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Portfolio Composition - percent of value

Corporate	88%
Foreign Government	11%
Cash equivalent	1%

Schedule of Investments - April 30, 2016 (Unaudited)
Principal or Shares	Security Description	Value (000)
Bonds (99%)
Argentina (USD) (3%)
145,000	Argentine Republic Government International Bond, 2.50%, 12/31/38	$93
200,000	Argentine Republic Government International Bond 144A, 6.88%, 4/22/21 (a)	206
180,000	Argentine Republic Government International Bond 144A, 7.50%, 4/22/26 (a)	183
190,000	Argentine Republic Government International Bond 144A, 7.63%, 4/22/46 (a)	187
78,514	Argentine Republic Government International Bond, 8.28%, 12/31/33	83
150,000	Provincia de Buenos Aires/Argentina 144A, 9.13%, 3/16/24 (a)	160
270,000	YPF SA 144A, 8.50%, 3/23/21 (a)	283
		1,195
Azerbaijan (USD) (1%)
200,000	Republic of Azerbaijan International Bond 144A, 4.75%, 3/18/24 (a)	194
Bermuda (USD) (2%)
220,000	Digicel Group Ltd. 144A, 7.13%, 4/01/22 (a)	180
520,000	Digicel Group Ltd. 144A, 8.25%, 9/30/20 (a)	477
200,000	Ooredoo International Finance Ltd. 144A, 5.00%, 10/19/25 (a)	223
		880
Brazil (USD) (1%)
235,000	Brazilian Government International Bond, 5.63%, 1/07/41	207
620,000	USJ Acucar e Alcool SA 144A, 9.88%, 11/09/19 (a)	282
		489
Canada (USD) (1%)
420,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	437
195,000	Pacific Rubiales Energy Corp. 144A, 7.25%, 12/12/21 (a)	30
		467
Cayman Islands (USD) (10%)
205,000	Alibaba Group Holding Ltd., 4.50%, 11/28/34	211
462,000	Baidu Inc., 3.50%, 11/28/22	474
420,000	Braskem Finance Ltd. 144A, 5.38%, 5/02/22 (a)	397
400,000	GrupoSura Finance SA 144A, 5.50%, 4/29/26 (a)	407
320,000	Hutchison Whampoa International 09/19 Ltd. 144A, 5.75%, 9/11/19 (a)	358
400,000	Hutchison Whampoa International 11 Ltd. 144A, 4.63%, 1/13/22 (a)	444
200,000	Industrial Senior Trust 144A, 5.50%, 11/01/22 (a)	195

Principal or Shares	Security Description	Value (000)

280,000	Lima Metro Line 2 Finance Ltd. 144A, 5.88%, 7/05/34 (a)	$289
220,000	Marfrig Overseas Ltd. 144A, 9.50%, 5/04/20 (a)	226
337,550	Odebrecht Drilling Norbe VIII / IX Ltd. 144A, 6.35%, 6/30/21 (a)	73
200,000	Tencent Holdings Ltd. 144A, 3.38%, 5/02/19 (a)	207
360,000	Vale Overseas Ltd., 6.25%, 1/23/17	369
250,000	Vale Overseas Ltd., 6.88%, 11/21/36	226
		3,876
Chile (USD) (4%)
270,000	Colbun SA 144A, 6.00%, 1/21/20 (a)	299
360,000	Corpbanca SA, 3.13%, 1/15/18	364
200,000	GNL Quintero SA 144A, 4.63%, 7/31/29 (a)	203
635,000	Latam Airlines 2015-1 Pass Through Trust B 144A, 4.50%, 11/15/23 (a)	553
300,000	Telefonica Chile SA 144A, 3.88%, 10/12/22 (a)	310
		1,729
China (USD) (1%)
390,000	Bank of China Ltd./Hong Kong, 2.88%, 6/30/20	397
Colombia (USD) (1%)
180,000	Ecopetrol SA, 5.38%, 6/26/26	166
280,000	Ecopetrol SA, 5.88%, 5/28/45	229
		395
Costa Rica (USD) (2%)
400,000	Banco de Costa Rica 144A, 5.25%, 8/12/18 (a)	407
200,000	Banco Nacional de Costa Rica 144A, 5.88%, 4/25/21 (a)	201
200,000	Costa Rica Government International Bond 144A, 7.16%, 3/12/45 (a)	187
		795
Dominica Republic (USD) (1%)
425,000	Aeropuertos Dominicanos Siglo XXI SA 144A, 9.75%, 11/13/19 (a)	454
Georgia (USD) (2%)
250,000	Bank of Georgia JSC 144A, 7.75%, 7/05/17 (a)	262
200,000	Georgian Oil and Gas Corp. JSC 144A, 6.75%, 4/26/21 (a)	201
200,000	Georgian Railway JSC 144A, 7.75%, 7/11/22 (a)	216
		679
Ghana (USD) (0%)
230,000	Republic of Ghana 144A, 7.88%, 8/07/23 (a)	184
Guatemala (USD) (1%)
200,000	Guatemala Government Bond 144A, 4.50%, 5/03/26 (a)	200
Hong Kong (USD) (3%)
525,000	AIA Group Ltd. 144A, 3.20%, 3/11/25 (a)	527

Semi-Annual Report    69

Principal or Shares	Security Description	Value (000)

420,000	ICBCIL Finance Co. Ltd. 144A, 3.20%, 11/10/20 (a)	$427
265,000	Swire Properties MTN Financing Ltd., 4.38%, 6/18/22	291
		1,245
Hungary (USD) (0%)
160,000	Hungary Government International Bond, 5.38%, 2/21/23	177
India (USD) (3%)
400,000	Adani Ports & Special Economic Zone Ltd. 144A, 3.50%, 7/29/20 (a)	404
200,000	Export-Import Bank of India, 4.00%, 1/14/23	209
260,000	ICICI Bank Ltd./Dubai 144A, 4.70%, 2/21/18 (a)	271
200,000	IDBI Bank Ltd./DIFC Dubai, 4.13%, 4/23/20	204
260,000	State Bank of India/London 144A, 4.13%, 8/01/17 (a)	268
		1,356
Indonesia (USD) (2%)
520,000	Bank Rakyat Indonesia Persero Tbk PT, 2.95%, 3/28/18	524
200,000	Pelabuhan Indonesia III PT 144A, 4.88%, 10/01/24 (a)	205
		729
Israel (USD) (2%)
445,000	Israel Electric Corp. Ltd., 2.50%, 1/17/18	444
350,000	Israel Electric Corp. Ltd. 144A, 7.25%, 1/15/19 (a)	389
		833
Ivory Coast (USD) (0%)
200,000	Ivory Coast Government International Bond 144A, 5.75%, 12/31/32 (a)	183
Jamaica (USD) (1%)
200,000	Jamaica Government International Bond, 6.75%, 4/28/28	206
Kazakhstan (USD) (1%)
180,000	KazMunayGas National Co. JSC 144A, 9.13%, 7/02/18 (a)	198
Luxembourg (USD) (4%)
200,000	Altice Financing SA 144A, 7.88%, 12/15/19 (a)	208
240,000	Altice SA 144A, 7.75%, 5/15/22 (a)	240
260,000	Atento Luxco 1 SA 144A, 7.38%, 1/29/20 (a)	253
400,000	Gazprom OAO Via Gaz Capital SA 144A, 3.85%, 2/06/20 (a)	396
290,000	Sberbank of Russia Via SB Capital SA 144A, 6.13%, 2/07/22 (a)	312
		1,409
Marshall Islands (USD) (1%)
200,000	Nakilat Inc. 144A, 6.07%, 12/31/33 (a)	229
Mexico (MXN) (1%)
3,410,000	Red de Carreteras de Occidente SAPIB de CV 144A, 9.00%, 6/10/28 (a)	200
Mexico (USD) (9%)
375,000	America Movil SAB de CV, 3.13%, 7/16/22	387

Principal or Shares	Security Description	Value (000)

300,000	BBVA Bancomer SA/Grand Cayman 144A, 6.01%, 5/17/22 (a)	$307
300,000	BBVA Bancomer SA/Texas 144A, 6.75%, 9/30/22 (a)	330
300,000	Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23	318
241,727	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	234
200,000	Gruma SAB de CV 144A, 4.88%, 12/01/24 (a)	214
400,000	Grupo Bimbo SAB de CV 144A, 4.50%, 1/25/22 (a)	428
200,000	Mexichem SAB de CV 144A, 4.88%, 9/19/22 (a)	210
200,000	Mexichem SAB de CV 144A, 5.88%, 9/17/44 (a)	182
242,060	Mexico Generadora de Energia S de rl 144A, 5.50%, 12/06/32 (a)	232
400,000	PLA Administradora Industrial S de RL de CV 144A, 5.25%, 11/10/22 (a)	398
400,000	Sigma Alimentos SA de CV 144A, 4.13%, 5/02/26 (a)	401
		3,641
Montenegro (EUR) (1%)
200,000	Montenegro Government International Bond 144A, 5.75%, 3/10/21 (a)	229
Morocco (USD) (2%)
200,000	BMCE Bank, 6.25%, 11/27/18	211
240,000	OCP SA 144A, 4.50%, 10/22/25 (a)	234
460,000	OCP SA 144A, 5.63%, 4/25/24 (a)	484
		929
Netherlands (USD) (6%)
540,000	Bharti Airtel International Netherlands BV 144A, 5.13%, 3/11/23 (a)	582
205,000	GTH Finance BV 144A, 6.25%, 4/26/20 (a)	207
205,000	GTH Finance BV 144A, 7.25%, 4/26/23 (a)	208
415,000	Lukoil International Finance BV 144A, 6.13%, 11/09/20 (a)	445
200,000	Majapahit Holding BV 144A, 8.00%, 8/07/19 (a)	228
240,000	Petrobras Global Finance BV, 4.38%, 5/20/23	190
215,000	Petrobras Global Finance BV, 6.88%, 1/20/40	170
325,000	VTR Finance BV 144A, 6.88%, 1/15/24 (a)	325
		2,355
Nigeria (USD) (0%)
200,000	Zenith Bank PLC 144A, 6.25%, 4/22/19 (a)	186
Paraguay (USD) (2%)
385,000	Banco Regional SAECA 144A, 8.13%, 1/24/19 (a)	401
200,000	Telefonica Celular del Paraguay SA 144A, 6.75%, 12/13/22 (a)	198
		599
Peru (EUR) (1%)
170,000	Peruvian Government International Bond, 3.75%, 3/01/30	208
Peru (USD) (3%)
200,000	Abengoa Transmision Sur SA 144A, 6.88%, 4/30/43 (a)	207

70   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

200,000	Banco Internacional del Peru SAA Interbank 144A, 6.63%, 3/19/29 (a)	$209
200,000	Corp. Financiera de Desarrollo SA 144A, 5.25%, 7/15/29 (a)	205
400,000	El Fondo MIVIVIENDA SA 144A, 3.50%, 1/31/23 (a)	400
180,000	Scotiabank Peru SA 144A, 4.50%, 12/13/27 (a)	180
		1,201
Philippines (USD) (1%)
200,000	International Container Terminal Services Inc., 7.38%, 3/17/20	229
Poland (USD) (1%)
390,000	Poland Government International Bond, 3.25%, 4/06/26	391
Qatar (USD) (1%)
500,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III 144A, 5.84%, 9/30/27 (a)	555
Senegal (USD) (1%)
200,000	Republic of Senegal 144A, 8.75%, 5/13/21 (a)	218
Singapore (USD) (3%)
240,000	BOC Aviation Pte Ltd. 144A, 3.88%, 4/27/26 (a)	240
350,000	DBS Bank Ltd., 3.63%, 9/21/22 (b)	359
320,000	Flextronics International Ltd., 4.63%, 2/15/20	335
355,000	Oversea-Chinese Banking Corp. Ltd. 144A, 3.15%, 3/11/23 (a)	361
		1,295
South Korea (USD) (3%)
260,000	Korea Development Bank, 3.00%, 3/17/19	269
350,000	Korea Gas Corp. 144A, 2.88%, 7/29/18 (a)	359
440,000	Korea Hydro & Nuclear Power Co. Ltd. 144A, 2.88%, 10/02/18 (a)	450
210,000	SK Telecom Co. Ltd. 144A, 2.13%, 5/01/18 (a)	211
		1,289
Sri Lanka (USD) (1%)
200,000	National Savings Bank 144A, 8.88%, 9/18/18 (a)	211
200,000	Sri Lanka Government International Bond 144A, 5.13%, 4/11/19 (a)	200
		411
Sweden (USD) (1%)
480,000	PKO Finance AB 144A, 4.63%, 9/26/22 (a)	500
Thailand (USD) (1%)
225,000	Bangkok Bank PCL/Hong Kong 144A, 4.80%, 10/18/20 (a)	248
200,000	Krung Thai Bank PCL/Cayman Islands, 5.20%, 12/26/24	206
		454
Turkey (USD) (2%)
550,000	Turkiye Garanti Bankasi AS 144A, 4.00%, 9/13/17 (a)	562
270,000	Turkiye Vakiflar Bankasi Tao 144A, 5.00%, 10/31/18 (a)	278
		840
United Arab Emirates (USD) (3%)
300,000	Abu Dhabi Government International Bond 144A, 3.13%, 5/03/26 (a)	303

Principal or Shares	Security Description	Value (000)

270,000	DP World Ltd. 144A, 6.85%, 7/02/37 (a)	$281
270,000	First Gulf Bank PJSC, 3.25%, 1/14/19	277
200,000	Ruwais Power Co. PJSC 144A, 6.00%, 8/31/36 (a)	222
		1,083
United States (USD) (6%)
260,000	Air Lease Corp., 4.25%, 9/15/24	263
215,000	Ally Financial Inc., 3.25%, 11/05/18	215
180,000	Baxalta Inc. 144A, 4.00%, 6/23/25 (a)	186
230,000	First Cash Financial Services Inc., 6.75%, 4/01/21	230
200,000	FS Investment Corp., 4.25%, 1/15/20	203
255,000	Hyundai Capital America 144A, 2.40%, 10/30/18 (a)	257
300,000	Hyundai Capital America 144A, 2.50%, 3/18/19 (a)	303
175,000	International Lease Finance Corp., 6.25%, 5/15/19	190
185,000	Johnson & Johnson, 2.05%, 3/01/23	187
100,000	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, 7.13%, 4/15/19	102
90,000	Sable International Finance Senior Secured Term Loan B2, 5.50%, 12/02/22	91
110,000	Sable International Finance Term Loan B1, 5.50%, 12/02/22	111
		2,338
Virgin Islands (British) (USD) (3%)
275,000	CLP Power Hong Kong Financing Ltd., 3.13%, 5/06/25	279
450,000	Sinopec Group Overseas Development 2015 Ltd. 144A, 2.50%, 4/28/20 (a)	450
500,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	497
		1,226
Total Bonds (Cost - $38,661)		38,876
Investment Company (1%)
348,851	Payden Cash Reserves Money Market Fund *
	(Cost - $349)	349
Total (Cost - $39,010) (100%)		39,225
Other Assets, net of Liabilities (0%)		163
Net Assets (100%)		$39,388

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Semi-Annual Report 71

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized (Depreciation) (000s)

Liabilities:
8/23/2016	Chinese Yuan (Sell 1,199)	Barclays Bank PLC	$ (4)
6/22/2016	Euro (Sell 365)	BNP PARIBAS	(10)
6/30/2016	Malaysian Ringgit (Sell 379)	Barclays Bank PLC	(2)
5/27/2016	South African Rand (Sell 2,810)	HSBC Bank USA, N.A.	(2)
7/27/2016	Thailand Baht (Sell 3,450)	Barclays Bank PLC	—
5/12/2016	Turkish Lira (Sell 536)	Barclays Bank PLC	(13)

			$(31)

See notes to financial statements.

72   Payden Mutual Funds

The Fund seeks growth of capital by investing in U.S. large capitalization value stocks and income producing equity securities with above average dividend yields with up to 30% in foreign securities.	Portfolio Composition - percent of value

	Financial	25%
	Consumer Staple	16%
	Consumer Discretionary	11%
	Industrial	10%
	Technology	10%
	Other	28%

Schedule of Investments - April 30, 2016 (Unaudited)
Principal or Shares	Security Description	Value (000)
Stocks (99%)
Common Stock (84%)
Consumer Discretionary (11%)
185,600	Darden Restaurants Inc.	$11,554
297,200	Mattel Inc.	9,240
133,200	McDonald’s Corp.	16,849
655,600	Regal Entertainment Group (a)	13,669
300,900	Six Flags Entertainment Corp.	18,069
77,400	Target Corp.	6,153
		75,534
Consumer Staple (16%)
318,300	Altria Group Inc.	19,961
220,500	General Mills Inc.	13,525
107,700	Kimberly-Clark Corp.	13,483
184,500	Kraft Heinz Co.	14,404
101,900	PepsiCo Inc.	10,492
127,700	Philip Morris International Inc.	12,530
89,200	Procter & Gamble Co.	7,147
245,101	Reynolds American Inc.	12,157
100,500	Wal-Mart Stores Inc.	6,720
		110,419
Energy (3%)
109,100	Chevron Corp.	11,148
116,700	Exxon Mobil Corp.	10,316
		21,464
Financial (14%)
180,600	Arthur J Gallagher & Co.	8,315
97,600	Bank of Hawaii Corp.	6,677
131,200	CME Group Inc.	12,058
225,800	Invesco Ltd.	7,002
283,400	JPMorgan Chase & Co.	17,911
597,100	KeyCorp.	7,338
157,000	MetLife Inc.	7,081
98,700	Prudential Financial Inc.	7,663
410,300	Wells Fargo & Co.	20,507
		94,552
Healthcare (7%)
127,100	Johnson & Johnson	14,245
300,300	Merck & Co. Inc.	16,468
454,100	Pfizer Inc.	14,854
		45,567
Industrial (10%)
51,900	Boeing Co.	6,996
114,400	Caterpillar Inc.	8,891
140,500	Emerson Electric Co.	7,676
627,700	General Electric Co.	19,302
82,000	Lockheed Martin Corp.	19,055
179,200	Waste Management Inc.	10,535
		72,455
Information Technology (3%)
92,800	International Business Machines Corp.	13,543

Principal or Shares	Security Description	Value (000)

146,100	Qualcomm Inc.	$7,381
123,300	Seagate Technology PLC	2,684
		23,608
Material (1%)
135,700	Dow Chemical Co.	7,139
Technology (10%)
555,400	Cisco Systems Inc.	15,268
429,700	Intel Corp.	13,011
266,600	Maxim Integrated Products Inc.	9,523
136,800	Microchip Technology Inc.	6,647
233,700	Microsoft Corp.	11,655
278,400	Paychex Inc.	14,510
		70,614
Telecommunication (4%)
307,400	AT&T Inc.	11,934
256,600	Verizon Communications Inc.	13,071
		25,005
Utility (5%)
137,900	Ameren Corp.	6,619
90,800	Consolidated Edison Inc.	6,774
129,900	Duke Energy Corp.	10,233
139,000	Southern Co.	6,964
147,100	Westar Energy Inc.	7,592
		38,182
Total Common Stock		584,539
Master Limited Partnership (3%)
431,900	Enterprise Products Partners LP	11,527
101,700	Magellan Midstream Partners LP	7,330
Total Master Limited Partnership		18,857
Preferred Stock (5%)
119,900	Kinder Morgan Inc./DE., 9.75%	5,295
95,700	Bank of America Corp., 6.625%	2,557
103,000	BB&T Corp., 5.625%	2,642
137,000	DDR Corp., 6.50%	3,598
95,900	Discover Financial Services, 6.50%	2,536
116,000	Goldman Sachs Group Inc., 5.50%	2,915
158,800	Goldman Sachs Group Inc., 5.95%	4,075
37,800	Goldman Sachs Group Inc., 6.30%	985
49,000	Public Storage, 5.875%	1,325
110,900	US Bancorp, 6.50%	3,278
192,600	Wells Fargo & Co., 6.00%	5,129
Total Preferred Stock		34,335

Semi-Annual Report 73

Principal or Shares	Security Description	Value (000)

Real Estate Investment Trust (7%)
78,700	Digital Realty Trust Inc.	$6,924
165,900	Equity Residential	11,293
115,900	Prologis Inc.	5,263
57,100	Public Storage	13,979
48,200	Simon Property Group Inc.	9,696
Total Real Estate Investment Trust		47,155

Total Stocks (Cost - $625,090)		684,886
Investment Company (1%)
7,884,640	Payden Cash Reserves Money Market Fund *
	(Cost - $7,885)	7,885

Total (Cost - $632,975) (100%)		692,771
Other Assets, net of Liabilities (0%)		944

Net Assets (100%)		$693,715

*	Affiliated investment
(a)	All or a portion of these securities are on loan. At April 30, 2016, the total market value of the Fund’s securities on loan is $104 and the total market value of the collateral held by the Fund is $115. Amounts in 000s.

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Value (000’s)
Total gross amount presented on the Statements of Assets and Liabilities[1]	$104
Non-cash Collateral[2]	(104)
Net Amount	$—

1The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

2At April 30, 2016, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

74   Payden Mutual Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

April 30, 2016 (Unaudited)

Numbers in 000s

	Payden Cash Reserves Money Market Fund	Payden Limited Maturity Fund	Payden Low Duration Fund
ASSETS:
Investments, at value *	$204,037	$421,789	$773,722
Affiliated investments, at value **	—	5,803	5,403
Repurchase agreements, at value ***	93,000	—	—
Foreign cash ****	—	38	24
Cash	10,024	4	1
Cash pledged for financial futures contracts	—	—	1
Swaps *****	—	12	25
Receivable for:
Interest and dividends	177	981	2,800
Investments sold	—	—	1
Fund shares sold	24	10	145
Futures	—	—	11
Forward currency contracts	—	—	—
Variation margin on centrally cleared swaps	—	51	110
Receivable from Advisor (Note 3)	—	19	—
Other assets	25	172	44
Total Assets	307,287	428,879	782,287
LIABILITIES:
Payable for:
Bank overdraft	—	—	—
Forward currency contracts	—	1,031	1,643
Investments purchased	10,000	—	3,905
Fund shares redeemed	—	106	161
Futures	—	—	35
Swaps*****	—	49	104
Distributions payable	20	6	101
Accrued expenses:
Investment advisory fees (Note 3)	1	—	90
Administration fees (Note 3)	40	52	99
Distribution fees (Note 3)	—	—	—
Trustee fees and expenses	3	5	9
Other liabilities	57	192	235
Total Liabilities	10,121	1,441	6,382
NET ASSETS	$297,166	$427,438	$775,905

NET ASSETS:
Paid in capital	$297,164	$434,758	$780,636
Undistributed net investment income (loss)	—	(58)	(94)
Undistributed net realized gains (losses) from investments	2	(5,468)	(3,572)
Net unrealized appreciation (depreciation) from:
Investments	—	(764)	572
Translation of assets and liabilities in foreign currencies	—	(1,030)	(1,637)
NET ASSETS	$297,166	$427,438	$775,905

NET ASSET VALUE — offering and redemption price per share in whole dollars
Adviser Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	—	—

Investor Class
Net Assets	$297,166	$427,438	$775,905
Shares Outstanding	297,158	45,298	77,091
Net Asset Value Per Share	$ 1.00	$ 9.44	$ 10.06

SI Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	—	—

* Investments, at cost	$204,037	$422,558	$773,194
** Affiliated investments, at cost	—	5,803	5,403
*** Repurchase agreements, at cost	93,000	—	—
**** Foreign cash, at cost	—	37	24
***** Swaps, at cost	—	(42)	(89)

See notes to financial statements.

76   Payden Mutual Funds

Payden U.S. Government Fund	Payden GNMA Fund	Payden Core Bond Fund	Payden Corporate Bond Fund	Payden Strategic Income Fund	Payden Absolute Return Bond Fund	Payden Floating Rate Fund

$143,178	$427,052	$763,099	$74,375	$190,971	$61,891	$160,982
11,429	1,681	47,382	6,562	915	1,553	15,693
—	—	—	—	—	—	—
—	—	3	—	—	—	—
80	—	—	223	31	65	239
35	141	1,532	155	—	90	—
—	—	—	—	—	—	—

349	752	4,345	664	1,103	249	589
2,332	5,825	44,995	1,249	10,908	134	—
2	695	590	22	153	18	75
—	—	—	28	—	7	—
—	—	196	—	39	21	—
—	50	—	—	—	—	—
—	—	—	—	—	—	—
13	12	54	16	14	8	13
157,418	436,208	862,196	83,294	204,134	64,036	177,591

—	48	113	—	—	—	—
—	—	954	34	293	89	—
14,687	156,331	137,475	3,720	17,241	321	10,166
2	2,416	152	34	—	—	40
4	8	113	5	21	2	—
—	—	—	—	—	—	—
7	36	—	—	—	—	—

16	16	165	16	67	7	49
18	34	88	10	23	8	20
—	5	5	—	1	—	—
1	3	6	1	2	1	2
44	142	122	45	60	50	57
14,779	159,039	139,193	3,865	17,708	478	10,334
$142,639	$277,169	$723,003	$79,429	$186,426	$63,558	$167,257

$145,780	$299,729	$714,389	$76,998	$186,138	$64,086	$169,987
(396)	(2,654)	(633)	31	(37)	49	59
(3,226)	(28,927)	4,141	550	36	(685)	(1,974)

481	9,021	5,863	1,884	532	176	(815)
—	—	(757)	(34)	(243)	(68)	—
$142,639	$277,169	$723,003	$79,429	$186,426	$63,558	$167,257

$ 361	$ 22,277	$ 23,755	—	$ 6,170	$ 37	$ 219
34	2,273	2,218	—	618	4	22
$ 10.64	$ 9.80	$ 10.71	—	$ 9.99	$ 9.91	$ 9.90

$142,278	$254,892	$699,248	$79,429	$145,052	$44,297	$ 47,236
13,382	25,986	65,171	7,161	14,500	4,474	4,779
$ 10.63	$ 9.81	$ 10.73	$ 11.09	$ 10.00	$ 9.90	$ 9.88

—	—	—	—	$ 35,204	$19,224	$119,802
—	—	—	—	3,519	1,941	12,112
—	—	—	—	$ 10.01	$ 9.91	$ 9.88

$142,692	$418,040	$754,832	$72,435	$190,422	$61,705	$161,797
11,429	1,681	49,909	6,562	915	1,553	15,693
—	—	—	—	—	—	—
—	—	3	—	—	—	—
—	—	—	—	—	—	—

See notes to financial statements.

Semi-Annual Report  77

April 30, 2016 (Unaudited)

Numbers in 000s

	Payden High Income Fund	Payden California Municipal Income Fund	Payden Global Low Duration Fund
ASSETS:
Investments, at value *	$573,416	$51,912	$131,624
Affiliated investments, at value **	28,136	—	1,181
Foreign cash ***	—	—	2
Cash	198	—	—
Cash pledged for financial futures contracts	—	—	—
Receivable for:
Interest and dividends	8,617	488	439
Investments sold	—	—	127
Fund shares sold	255	—	1,543
Futures	—	—	2
Forward currency contracts	106	—	25
Variation margin on centrally cleared swaps	923	—	17
Swaps ****	1,027	—	4
Other assets	48	3	4
Total Assets	612,726	52,403	134,968
LIABILITIES:
Payable for:
Bank overdraft	—	—	17
Forward currency contracts	606	—	391
Investments purchased	5,589	1,184	829
Fund shares redeemed	519	87	89
Futures	—	—	3
Swaps ****	—	—	16
Distributions payable	—	18	—
Liability for securities on loan (Note 2)	1,307	—	—
Accrued expenses:
Investment advisory fees (Note 3)	172	8	19
Administration fees (Note 3)	74	6	16
Distribution fees (Note 3)	3	—	—
Trustee fees and expenses	5	—	1
Other liabilities	174	32	62
Total Liabilities	8,449	1,335	1,443
NET ASSETS	$604,277	$51,068	$133,525

NET ASSETS:
Paid in capital	$633,955	$48,614	$135,907
Undistributed net investment income (loss)	280	(4)	(66)
Undistributed net realized gains (losses) from investments	(36,806)	478	(1,763)
Net unrealized appreciation (depreciation) from:
Investments	7,348	1,980	(188)
Translation of assets and liabilities in foreign currencies	(500)	—	(365)
NET ASSETS	$604,277	$51,068	$133,525

NET ASSET VALUE — offering and redemption price per share in whole dollars
Adviser Class
Net Assets	$ 13,559	—	—
Shares Outstanding	2,132	—	—
Net Asset Value Per Share	$ 6.36	—	—

Investor Class
Net Assets	$590,718	$51,068	$133,525
Shares Outstanding	93,243	4,889	13,336
Net Asset Value Per Share	$ 6.34	$ 10.45	$ 10.01

SI Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	—	—

* Investments, at cost	$565,940	$49,932	$131,807
** Affiliated investments, at cost	28,402	—	1,181
*** Foreign cash, at cost	—	—	2
**** Swaps, at cost	889	—	(14)

See notes to financial statements.

78   Payden Mutual Funds

Payden Global Fixed Income Fund	Payden Emerging Markets Bond Fund	Payden Emerging Markets Local Bond Fund	Payden Emerging Markets Corporate Bond Fund	Payden Equity Income Fund

$84,602	$1,001,891	$141,900	$38,876	$684,886
10,591	17,907	4,677	349	7,885
152	—	632	—	—
14	665	—	47	120
—	1,438	—	—	—
560	17,747	3,424	466	999
—	8,472	476	824	—
245	286	13	—	479
109	—	—	—	—
154	75	147	—	—
—	—	—	—	—
—	—	—	—	—
12	60	6	15	25
96,439	1,048,541	151,275	40,577	694,394

—	—	352	—	—
1,169	1,034	147	31	—
1,050	26,317	11	1,106	—
1	129	7	—	85
100	—	—	—	—
—	—	—	—	—
—	—	—	—	—
—	—	—	—	115
14	345	74	10	270
11	124	18	5	85
—	6	—	—	1
1	8	1	—	6
142	252	161	37	117
2,488	28,215	771	1,189	679
$93,951	$1,020,326	$150,504	$39,388	$693,715

$94,447	$1,067,715	$188,858	$40,061	$631,206
42	4,529	83	43	215
(2,536)	(39,440)	(27,069)	(900)	2,498
3,003	(11,533)	(11,425)	215	59,796
(1,005)	(945)	57	(31)	—
$93,951	$1,020,326	$150,504	$39,388	$693,715

—	$ 29,374	$ 120	$ 148	$ 4,841
—	2,200	17	15	338
—	$ 13.35	$ 7.03	$ 9.78	$ 14.34

$93,951	$ 424,152	$150,384	$ 2,474	$388,368
10,544	31,802	21,502	254	27,094
$ 8.91	$ 13.34	$ 7.03	$ 9.76	$ 14.33

—	$ 566,800	—	$36,766	$300,506
—	42,544	—	3,763	20,962
—	$ 13.32	—	$ 9.77	$ 14.34

$80,548	$1,013,424	$153,102	$38,661	$625,090
11,612	17,907	4,900	349	7,885
151	—	627	—	—
—	—	—	—	—

See notes to financial statements.

Semi-Annual Report  79

Period ended April 30, 2016 (Unaudited)

Numbers in 000s

	Payden Cash Reserves Money Market Fund	Payden Limited Maturity Fund	Payden Low Duration Fund
INVESTMENT INCOME:
Interest income (Note 2)	$ 454	$2,380	$ 7,001
Dividend income	—	—	24
Dividend income from affiliated investment (Note 2)	—	1	1
Investment Income	454	2,381	7,026
EXPENSES:
Investment advisory fees (Note 3)	252	625	1,193
Administration fees (Note 3)	252	334	639
Shareholder servicing fees	—	97	297
Distribution fees (Note 3)	—	—	—
Custodian fees	8	25	33
Transfer agent fees	14	23	37
Registration and filing fees	26	25	24
Trustee fees and expenses	20	26	49
Printing and mailing costs	13	19	31
Loan commitment fees	—	5	8
Legal fees	4	5	9
Publication expense	6	6	10
Pricing fees	2	19	19
Fund accounting fees	19	29	51
Insurance	8	11	22
Audit fees	16	18	18
Other expenses	—	1	1
Gross Expenses	640	1,268	2,441
Expense subsidy (Note 3)	(276)	(649)	(467)
Net Expenses	364	619	1,974
Net Investment Income	90	1,762	5,052
REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	1	(486)	(1,527)
Foreign currency transactions	—	(860)	(2,015)
Futures contracts	—	—	(154)
Swap contracts	—	83	277
Change in net unrealized appreciation (depreciation) from:
Investments	—	2,791	6,453
Translation of assets and liabilities in foreign currencies	—	(971)	(1,722)
Affiliated investments	—	—	—
Futures contracts	—	—	(8)
Swap contracts	—	5	44
Net Realized and Unrealized Gains (Losses)	1	562	1,348
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$ 91	$2,324	$ 6,400

See notes to financial statements.

80   Payden Mutual Funds

Payden U.S. Government Fund	Payden GNMA Fund	Payden Core Bond Fund	Payden Corporate Bond Fund	Payden Strategic Income Fund	Payden Absolute Return Bond Fund	Payden Floating Rate Fund

$ 985	$2,589	$ 9,256	$1,401	$2,433	$ 965	$3,415
—	—	812	—	87	—	—
2	1	815	1	1	—	2
987	2,590	10,883	1,402	2,521	965	3,417

193	370	950	126	452	155	445
103	205	509	54	123	46	121
10	216	104	24	29	8	3
1	28	29	—	8	—	—
11	20	29	6	16	12	12
16	28	35	9	21	17	22
20	20	23	9	21	27	30
8	16	37	4	10	3	9
5	10	24	3	7	3	5
1	2	6	1	2	1	2
1	3	7	1	2	1	2
3	5	8	3	4	1	4
6	15	17	7	18	18	8
10	18	40	6	12	6	11
3	7	16	2	4	2	5
18	19	20	19	20	21	26
—	—	1	—	1	—	1
409	982	1,855	274	750	321	706
(99)	(268)	—	(40)	(110)	(118)	(159)
310	714	1,855	234	640	203	547
677	1,876	9,028	1,168	1,881	762	2,870

359	1,439	6,344	351	472	(222)	(445)
—	—	(628)	(36)	(88)	(12)	—
(25)	(161)	(1,822)	253	(216)	(97)	—
(1)	(2)	—	—	100	—	—

4	2,108	4,577	1,298	1,279	292	401
—	—	(758)	(48)	(258)	(68)	—
—	—	459	—	—	—	—
29	(12)	(159)	(60)	(79)	1	—
6	—	—	—	—	—	—
372	3,372	8,013	1,758	1,210	(106)	(44)
$1,049	$5,248	$17,041	$2,926	$3,091	$ 656	$2,826

See notes to financial statements.

Semi-Annual Report  81

Period ended April 30, 2016 (Unaudited)

Numbers in 000s

	Payden High Income Fund	Payden California Municipal Income Fund	Payden Global Low Duration Fund
INVESTMENT INCOME:
Interest income (Note 2)	$ 16,082	$ 578	$1,082
Dividend income	428	—	3
Dividend income from affiliated investment (Note 2)	348	—	—
Foreign tax withholdings	—	—	—
Investment Income	16,858	578	1,085
EXPENSES:
Investment advisory fees (Note 3)	1,008	76	196
Administration fees (Note 3)	432	36	98
Shareholder servicing fees	219	6	34
Distribution fees (Note 3)	9	—	—
Custodian fees	19	2	14
Transfer agent fees	51	8	14
Registration and filing fees	28	1	11
Trustee fees and expenses	33	3	8
Printing and mailing costs	19	2	5
Loan commitment fees	5	—	1
Legal fees	7	—	1
Publication expense	9	2	3
Pricing fees	9	9	16
Fund accounting fees	35	5	10
Insurance	15	1	3
Audit fees	22	18	19
Gross Expenses	1,920	169	433
Expense subsidy (Note 3)	—	(38)	(74)
Net Expenses	1,920	131	359
Net Investment Income	14,938	447	726
REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	(15,903)	479	(544)
Foreign currency transactions	22	—	(261)
Affiliated investments	—	—	—
Futures contracts	(242)	—	(58)
Swap contracts	(18)	—	31
Change in net unrealized appreciation (depreciation) from:
Investments	9,227	335	1,366
Translation of assets and liabilities in foreign currencies	(468)	—	(417)
Affiliated investments	117	—	—
Futures contracts	179	—	29
Swap contracts	138	—	8
Net Realized and Unrealized Gains (Losses)	(6,948)	814	154
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$ 7,990	$1,261	$ 880

See notes to financial statements.

82   Payden Mutual Funds

Payden Global Fixed Income Fund	Payden Emerging Markets Bond Fund	Payden Emerging Markets Local Bond Fund	Payden Emerging Markets Corporate	Payden Equity Income Fund
			Bond Fund

$ 550	$31,978	$ 3,991	$ 984	$ —
227	—	—	—	12,101
227	3	99	—	3
—	(26)	(17)	—	—
1,004	31,955	4,073	984	12,104

127	2,145	376	148	1,480
63	715	94	28	444
61	379	—	—	117
—	35	—	—	6
23	50	35	3	14
11	57	12	17	40
10	30	22	18	23
5	55	7	2	35
3	30	4	1	21
1	8	1	—	6
1	11	1	—	6
3	12	4	3	8
16	11	10	7	1
7	57	9	5	34
2	25	3	1	15
19	22	21	21	18
352	3,642	599	254	2,268
(76)	(177)	19	(97)	(104)
276	3,465	618	157	2,164
728	28,490	3,455	827	9,940

(305)	(6,977)	(7,262)	(308)	818
(1,704)	(1,544)	(434)	(35)	—
(71)	—	—	—	—
(303)	—	—	—	3,608
—	—	—	—	—

4,855	26,349	14,559	915	15,513
(1,083)	63	345	(6)	—
98	—	67	—	—
(65)	—	—	—	—
—	—	—	—	—
1,422	17,891	7,275	566	19,939
$ 2,150	$46,381	$10,730	$1,393	$29,879

See notes to financial statements.

Semi-Annual Report    83

For the period ended April 30, 2016 (Unaudited) and year ended October 31, 2015

Numbers in 000s

	Payden Cash Reserves Money Market Fund		Payden Limited Maturity Fund
	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income	$ 90	$ 40	$ 1,762	$ 2,233
Net realized gains (losses) on investments	1	6	(1,263)	1,124
Change in net unrealized appreciation/(depreciation)	—	—	1,825	(2,509)
Change in Net Assets Resulting from Operations	91	46	2,324	848

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Adviser Class	—	—	—	—
Investor Class	(90)	(40)	(1,811)	(1,596)
Net realized gains from investments:
Adviser Class	—	—	—	—
Investor Class	(1)	—	—	—
Return of capital:
Investor Class	—	—	—	(1,266)
Change in Net Assets from Distributions to Shareholders	(91)	(40)	(1,811)	(2,862)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Adviser Class	—	—	—	—
Investor Class	14,165,671	30,676,204	235,314	411,658
Reinvestment of distributions:
Adviser Class	—	—	—	—
Investor Class	29	14	1,765	2,750
Cost of fund shares redeemed:
Adviser Class	—	—	—	—
Investor Class	(14,260,925)	(30,774,499)	(233,150)	(308,069)
Change in Net Assets from Capital Transactions	(95,225)	(98,281)	3,929	106,339
Total Change in Net Assets	(95,225)	(98,275)	4,442	104,325

NET ASSETS:
Beginning of period	392,391	490,666	422,996	318,671
End of period	$ 297,166	$ 392,391	$ 427,438	$ 422,996

Accumulated net investment income/(loss)	$ —	$ —	$ (58)	$ (9)

FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	—	—
Outstanding shares at end of period	—	—	—	—

Investor Class:
Outstanding shares at beginning of period	392,383	490,664	44,892	33,648
Shares sold	14,165,671	30,676,204	24,996	43,514
Shares issued in reinvestment of distributions	29	14	187	291
Shares redeemed	(14,260,925)	(30,774,499)	(24,777)	(32,561)
Change in shares outstanding	(95,225)	(98,281)	406	11,244
Outstanding shares at end of period	297,158	392,383	45,298	44,892

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	—	—	48,028	159,806
Sale of investments (excluding government)	—	—	60,210	126,143
Purchase of government securities	—	—	1,557	18,796
Sale of government securities	—	—	3,583	6,880

See notes to financial statements.

84 Payden Mutual Funds

Payden Low Duration Fund		Payden U.S. Government Fund		Payden GNMA Fund		Payden Core Bond Fund
2016	2015	2016	2015	2016	2015	2016	2015

$ 5,052	$ 9,868	$ 677	$ 1,036	$ 1,876	$ 4,366	$ 9,028	$ 14,498
(3,419)	138	333	94	1,276	314	3,894	3,564
4,767	(5,409)	39	99	2,096	1,041	4,119	(7,773)

6,400	4,597	1,049	1,229	5,248	5,721	17,041	10,289

—	—	(6)	(12)	(357)	(778)	(315)	(549)
(5,048)	(9,704)	(1,063)	(1,845)	(4,238)	(9,730)	(9,810)	(16,315)

		—	—	—	—	(29)	(150)
—	(3,410)	—	—	—	—	(815)	(4,359)

—	(207)	—	—	—	—	—	—

(5,048)	(13,321)	(1,069)	(1,857)	(4,595)	(10,508)	(10,969)	(21,373)

—	—	114	1,459	5,408	7,721	3,209	20,936
218,728	630,953	11,500	25,583	27,010	44,178	69,009	149,778

—	—	1,025	12	346	619	344	700
4,475	11,794	6	1,770	4,007	8,884	10,366	20,144

—	—	(1,433)	(173)	(6,863)	(8,500)	(4,289)	(2,359)
(269,312)	(646,566)	(3,649)	(23,820)	(32,000)	(74,856)	(46,857)	(92,147)

(46,109)	(3,819)	7,563	4,831	(2,092)	(21,954)	31,782	97,052

(44,757)	(12,543)	7,543	4,203	(1,439)	(26,741)	37,854	85,968

820,662	833,205	135,096	130,893	278,608	305,349	685,149	599,181

$ 775,905	$ 820,662	$142,639	$135,096	$277,169	$278,608	$723,003	$685,149

$ (94)	$ (98)	$ (396)	$ (4)	$ (2,654)	$ 65	$ (633)	$ 464

—	—	158	36	2,386	2,402	2,289	505

—	—	10	137	554	781	303	1,939
—	—	1	1	35	62	33	65
—	—	(135)	(16)	(702)	(859)	(407)	(220)

—	—	(124)	122	(113)	(16)	(71)	1,784

—	—	34	158	2,273	2,386	2,218	2,289

81,675	82,101	12,547	12,221	26,086	28,291	62,115	54,894

21,838	62,468	1,082	2,393	2,765	4,467	6,504	13,880
446	1,169	97	166	410	898	979	1,877
(26,868)	(64,063)	(344)	(2,233)	(3,275)	(7,570)	(4,427)	(8,536)

(4,584)	(426)	835	326	(100)	(2,205)	3,056	7,221

77,091	81,675	13,382	12,547	25,986	26,086	65,171	62,115

147,152	259,402	1,663	276	2,177	944	214,255	295,999
142,195	376,572	1,041	1,051	1,507	1,371	220,748	172,322
32,183	14,091	30,819	38,152	42,745	65,256	25,191	48,561
5,267	25,829	31,664	40,012	43,063	88,326	28,687	33,463

See notes to financial statements.

Semi-Annual Report 85

For the period ended April 30, 2016 (Unaudited) and year ended October 31, 2015

Numbers in 000s

	Payden Corporate Bond Fund		Payden Strategic Income Fund
	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$ 1,168	$ 2,195	$ 1,881	$ 2,687
Net realized gains (losses) on investments	568	823	268	(231)
Change in net unrealized appreciation/(depreciation)	1,190	(1,445)	942	(33)
Change in Net Assets Resulting from Operations	2,926	1,573	3,091	2,423
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Adviser Class	—	—	(62)	(114)
Investor Class	(1,166)	(2,118)	(1,426)	(1,866)
SI Class	—	—	(430)	(754)
Net realized gains from investments:
Adviser Class	—	—	—	(8)
Investor Class	(835)	(1,780)	—	(124)
SI Class	—	—	—	(49)
Return of capital:
Adviser Class	—	—	—	(6)
Investor Class	—	—	—	(98)
Institutional Class	—	—	—	(39)
Change in Net Assets from Distributions to Shareholders	(2,001)	(3,898)	(1,918)	(3,058)
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Adviser Class	—	—	115	4,719
Investor Class	23,041	25,274	39,137	72,935
SI Class	—	—	108	10,695
Reinvestment of distributions:
Adviser Class	—	—	62	128
Investor Class	1,957	3,868	1,403	2,033
SI Class	—	—	424	833
Cost of fund shares redeemed:
Adviser Class	—	—	(830)	(952)
Investor Class	(18,036)	(24,921)	(5,268)	(21,223)
SI Class	—	—	(3,250)	(6,248)
Change in Net Assets from Capital Transactions	6,962	4,221	31,901	62,920
Total Change in Net Assets	7,887	1,896	33,074	62,285
NET ASSETS:
Beginning of period	71,542	69,646	153,352	91,067
End of period	$ 79,429	$ 71,542	$186,426	$153,352

Accumulated net investment income/(loss)	$ 31	$ 29	$ (37)	$ —

FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class:
Outstanding shares at beginning of period	—	—	684	294
Shares sold	—	—	12	473
Shares issued in reinvestment of distributions	—	—	6	13
Shares redeemed	—	—	(84)	(96)
Change in shares outstanding	—	—	(66)	390
Outstanding shares at end of period	—	—	618	684

Investor Class:
Outstanding shares at beginning of period	6,520	6,125	10,927	5,546
Shares sold	2,126	2,283	3,962	7,305
Shares issued in reinvestment of distributions	181	350	142	204
Shares redeemed	(1,666)	(2,238)	(531)	(2,128)
Change in shares outstanding	641	395	3,573	5,381
Outstanding shares at end of period	7,161	6,520	14,500	10,927

SI Class:
Outstanding shares at beginning of period	—	—	3,794	3,273
Shares sold	—	—	11	1,061
Shares issued in reinvestment of distributions	—	—	43	84
Shares redeemed	—	—	(329)	(624)
Change in shares outstanding	—	—	(275)	521
Outstanding shares at end of period	—	—	3,519	3,794

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	57,629	79,672	44,230	86,658
Sale of investments (excluding government)	54,085	73,694	47,617	36,290
Purchase of government securities	500	—	16,130	5,476
Sale of government securities	897	—	7,889	2,368

(1) Fund commenced operations on November 6, 2014.

See notes to financial statements.

86   Payden Mutual Funds

Payden Absolute Return Bond Fund		Payden Floating Rate Fund		Payden High Income Fund		Payden California Municipal Income Fund
2016	2015(1)	2016	2015	2016	2015	2016	2015

$ 762	$ 867	$ 2,870	$ 5,528	$ 14,938	$ 35,359	$ 447	$ 974
(331)	(237)	(445)	(1,527)	(16,141)	(20,546)	479	549
225	(117)	401	622	9,193	(21,372)	335	(700)
656	513	2,826	4,623	7,990	(6,559)	1,261	823

—	—	(3)	(3)	(171)	(551)	—	—
(551)	(541)	(762)	(1,645)	(14,658)	(35,146)	(447)	(974)
(251)	(354)	(2,141)	(3,810)	—	—	—	—

—	—	—	—	—	(140)	—	—
—	—	—	(160)	—	(26,457)	(549)	(342)
—	—	—	(408)	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(802)	(895)	(2,906)	(6,026)	(14,829)	(62,294)	(996)	(1,316)

13	46	585	659	11,714	51,663	—	—
4,990	42,664	—	19,388	94,222	123,488	8,318	12,840
820	19,135	10,762	6,951	—	—	—	—

1	—	3	3	168	395	—	—
551	540	743	1,761	11,228	46,728	756	1,012
181	254	1,509	3,122	—	—	—	—

(12)	(10)	(497)	(575)	(18,067)	(35,242)	—	—
(3,257)	(839)	(6,784)	(24,795)	(111,965)	(232,997)	(4,209)	(14,150)
(570)	(421)	(5,596)	(4,924)	—	—	—	—
2,717	61,369	725	1,590	(12,700)	(45,965)	4,865	(298)
2,571	60,987	645	187	(19,539)	(114,818)	5,130	(791)

60,987	—	166,612	166,425	623,816	738,634	45,938	46,729
$63,558	$60,987	$167,257	$166,612	$ 604,277	$ 623,816	$51,068	$ 45,938

$ 49	$ 89	$ 59	$ 95	$ 280	$ 171	$ (4)	$ (4)

4	—	13	4	3,099	560	—	—
1	5	60	66	1,866	7,827	—	—
—	—	—	—	27	61	—	—
(1)	(1)	(51)	(57)	(2,860)	(5,349)	—	—
—	4	9	9	(967)	2,539	—	—
4	4	22	13	2,132	3,099	—	—

4,245	—	4,296	4,673	94,370	103,767	4,421	4,449
506	4,275	1,102	1,949	15,191	18,661	799	1,236
56	54	76	177	1,811	7,076	73	97
(333)	(84)	(695)	(2,503)	(18,129)	(35,134)	(404)	(1,361)
229	4,245	483	(377)	(1,127)	(9,397)	468	(28)
4,474	4,245	4,779	4,296	93,243	94,370	4,889	4,421

1,896	—	12,531	12,008	—	—	—	—
83	1,913	—	700	—	—	—	—
19	25	155	313	—	—	—	—
(57)	(42)	(574)	(490)	—	—	—	—
45	1,896	(419)	523	—	—	—	—
1,941	1,896	12,112	12,531	—	—	—	—

19,563	67,321	31,035	61,337	93,059	199,578	13,759	19,466
12,432	21,172	22,571	68,747	71,126	306,860	9,319	21,103
2,659	8,772	1,467	1,350	2,000	5,950	—	—
1,187	2,990	—	—	—	—	—	—

See notes to financial statements.

Semi-Annual Report    87

For the period ended April 30, 2016 (Unaudited) and year ended October 31, 2015

Numbers in 000s

	Payden Global Low Duration Fund		Payden Global Fixed Income Fund
	2016	2015	2016	2015
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$726	$1,460	$728	$1,104
Net realized gains (losses) on investments	(832)	(51)	(2,383)	1,250
Change in net unrealized appreciation/(depreciation)	986	(1,033)	3,805	(1,198)
Change in Net Assets Resulting from Operations	880	376	2,150	1,156
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Adviser Class	—	—	—	—
Investor Class	(792)	(202)	(686)	(1,243)
SI Class	—	—	—	—
Net realized gains from investments:
Adviser Class	—	—		—
Investor Class	—	—	(928)	—
SI Class	—	—	—	—
Return of capital:
Adviser Class	—	—	—	—
Investor Class	—	(1,293)	—	—
SI Class	—	—	—	—
Change in Net Assets from Distributions to Shareholders	(792)	(1,495)	(1,614)	(1,243)
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Adviser Class	—	—	—	—
Investor Class	21,421	40,486	22,480	45,868
SI Class	—	—	—	—
Reinvestment of distributions:
Adviser Class	—	—	—	—
Investor Class	762	1,465	1,568	1,181
SI Class	—	—	—	—
Cost of fund shares redeemed:
Adviser Class	—	—	—	—
Investor Class	(19,090)	(50,453)	(10,926)	(17,348)
SI Class	—	—	—	—
Proceeds from redemption fees (Note 3):	—	—	—
Investor Class	—	—	—	—
Change in Net Assets from Capital Transactions	3,093	(8,502)	13,122	29,701
Total Change in Net Assets	3,181	(9,621)	13,658	29,614
NET ASSETS:
Beginning of period	130,344	139,965	80,293	50,679
End of period	$133,525	$130,344	$93,951	$80,293

Accumulated net investment income/(loss)	$(66)	$—	$42	$—

FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	—	—
Outstanding shares at end of period	—	—	—	—

Investor Class:
Outstanding shares at beginning of period	13,026	13,857	9,051	5,733
Shares sold	2,147	4,025	2,553	5,137
Shares issued in reinvestment of distributions	77	145	179	132
Shares redeemed	(1,914)	(5,001)	(1,239)	(1,951)
Change in shares outstanding	310	(831)	1,493	3,318
Outstanding shares at end of period	13,336	13,026	10,544	9,051

SI Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	—	—
Outstanding shares at end of period	—	—	—	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	23,301	41,834	44,527	55,119
Sale of investments (excluding government)	17,702	61,908	36,337	26,073
Purchase of government securities	3,911	1,789	922	—
Sale of government securities	773	3,745	—	—

See notes to financial statements.

88   Payden Mutual Funds

Payden Emerging Markets Bond Fund		Payden Emerging Markets Local Bond Fund		Payden Emerging Markets Corporate Bond Fund		Payden Equity Income Fund
2016	2015	2016	2015	2016	2015	2016	2015

$ 28,490	$ 46,944	$ 3,455	$ 7,842	$ 827	$ 1,743	$ 9,940	$ 14,020
(8,521)	(17,985)	(7,696)	(28,808)	(343)	(558)	4,426	(2,318)
26,412	(52,587)	14,971	(7,525)	909	(1,733)	15,513	1,237

46,381	(23,628)	10,730	(28,491)	1,393	(548)	29,879	12,939

(731)	(1,218)	(5)	—	(1)	(1)	(76)	(121)
(10,845)	(20,184)	(3,367)	—	(37)	(63)	(5,793)	(7,963)
(14,755)	(24,842)	—	—	(764)	(1,658)	(5,208)	(7,020)

—	—	—	—	—	—	—	(142)
—	—	—	—	—	(27)	—	(8,590)
—	—	—	—	—	(703)	—	(5,610)

—	—	—	(15)	—	—	—	—
—	—	—	(7,658)	—	—	—	—
—	—	—	—	—	—	—	—

(26,331)	(46,244)	(3,372)	(7,673)	(802)	(2,452)	(11,077)	(29,446)

6,372	14,036	62	2	948	280	143	471
64,958	182,808	34,250	59,947	1,002	240	124,014	63,261
22,629	83,704	—	—	1,500	1,000	12,900	89,159

705	1,160	4	14	1	2	75	250
10,015	18,869	1,038	5,039	36	89	5,726	16,272
14,559	23,830	—	—	115	539	3,649	11,088

(7,699)	(5,410)	(123)	(166)	(822)	(479)	(62)	(762)
(75,372)	(133,459)	(18,224)	(77,758)	—	(337)	(33,443)	(64,203)
—	(3,604)	—	—	—	(5,718)	(1,453)	(2,364)

—	—	—	—	—	—	—	—

36,167	181,934	17,007	(12,922)	2,780	(4,384)	111,549	113,172

56,217	112,062	24,365	(49,086)	3,371	(7,384)	130,351	96,665

964,109	852,047	126,139	175,225	36,017	43,401	563,364	466,699

$1,020,326	$964,109	$150,504	$126,139	$39,388	$36,017	$693,715	$563,364

$ 4,529	$ 2,370	$ 83	$ —	$ 43	$ 18	$ 215	1,352

2,251	1,526	25	47	2	21	327	329

491	1,044	10	—	99	28	10	34
55	86	1	2	—	—	5	18
(597)	(405)	(19)	(24)	(86)	(47)	(4)	(54)

(51)	725	(8)	(22)	13	(19)	11	(2)

2,200	2,251	17	25	15	2	338	327

31,843	26,923	18,911	20,626	146	147	20,120	19,126

5,063	13,481	5,277	7,873	104	24	8,994	4,471
776	1,404	160	683	4	9	402	1,165
(5,880)	(9,965)	(2,846)	(10,271)	—	(34)	(2,422)	(4,642)

(41)	4,920	2,591	(1,715)	108	(1)	6,974	994

31,802	31,843	21,502	18,911	254	146	27,094	20,120

39,662	31,951	—	—	3,594	4,005	19,866	12,978

1,752	6,202	—	—	157	103	945	6,261
1,130	1,774	—	—	12	54	257	795
—	(265)	—	—	—	(568)	(106)	(168)

2,882	7,711	—	—	169	(411)	1,096	6,888

42,544	39,662	—	—	3,763	3,594	20,962	19,866

282,244	670,779	66,966	153,461	19,603	35,213	151,542	357,104
236,887	493,181	51,266	163,724	15,324	40,989	41,402	258,702
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

See notes to financial statements.

Semi-Annual Report    89

April 30, 2016 (Unaudited)

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. This report includes eighteen of the Funds. The Payden/Kravitz Cash Balance Plan Fund is contained in a separate report. Each of the Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each Fund’s financial statements are prepared in accordance with GAAP.

The Funds are considered investment companies under FASB ASC 946, Financial Services - Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter (“OTC”) market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Shares of open-end investment companies are valued at their respective net asset value.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

90   Payden Mutual Funds

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the Funds causing a decline in value.

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition, the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

An investment in the Payden Cash Reserves Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Bank Loans

Floating-Rate Loan Interests (“Bank Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Bank Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown on the Schedule of Investments reflects the rate in effect at October 31st. When a range of rates is disclosed, the Fund holds more than one position within the same tranche at varying rates.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA and California Municipal Income Funds) may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from purchases and sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Repurchase Agreements

The Payden Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or

Semi-Annual Report    91

receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

The Payden Cash Reserves Money Market Fund’s repurchase agreements by counterparty, which are subject to offset under a MRA, is included within the Fund’s Schedule of Investments. For financial statement purposes, the Fund does not offset financial assets and financial liabilities, that are subject to MRA on the Statement of Assets and Liabilities.

Forward Currency Contracts

Some Funds entered into forward contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gain or loss until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded.

Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

Some Funds may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation) and realized gain/(loss) is recorded at termination of the contract.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, credit spreads and/or market values associated with these transactions.

A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A

92   Payden Mutual Funds

Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

A Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

For financial reporting purposes, swap interest and amortization is classified as realized or unrealized gain or loss on swap contracts.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Semi-Annual Report    93

Derivative Financial Instruments

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge its exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

The following tables show the Funds’ exposure to different types of market risks as it relates to derivative investments in the Statements of Assets and Liabilities and the Statements of Operations.

Statement of Assets and Liabilities

Fair Values of Derivative Instruments as of April 30, 2016 (000s)

Underlying Risk	Derivative Assets ($)	Derivative Liabilities ($)
Limited Maturity
Credit[1,2]	12	(49)
Interest rate[3]	7	—
Foreign currency[4]	—	(1,031)

Total	19	(1,080)

Low Duration
Credit[1,2]	25	(104)
Interest rate[3,5]	91	(23)
Foreign currency[4]	—	(1,643)

Total	116	(1,770)

U.S. Government
Interest rate[3,5]	4	(11)

GNMA
Interest rate[5]	9	—

Core Bond
Interest rate[5]	123	—
Foreign currency[4,6]	196	(954)

Total	319	(954)

Corporate Bond
Interest rate[5]	4	(60)
Foreign currency[4]	—	(34)

Total	4	(94)

Strategic Income
Interest rate[5]	6	(23)
Foreign currency[4,6]	39	(293)

Total	45	(316)

Underlying Risk	Derivative Assets ($)	Derivative Liabilities ($)
Absolute Return Bond
Equity[3]	5	—
Interest rate[5]	30	(40)
Foreign currency[4,6]	21	(89)

Total	56	(129)

High Income
Credit[1]	1,027	—
Foreign currency[4,6]	106	(606)

Total	1,133	(606)

Global Low Duration
Credit[1,2]	4	(16)
Interest rate[3,5]	5	(7)
Foreign currency[4,6]	25	(391)

Total	34	(414)

Global Fixed Income
Interest rate[5]	60	(90)
Foreign currency[4,6]	154	(1,169)

Total	214	(1,259)

Emerging Markets Bond
Foreign currency[4,6]	75	(1,034)

Emerging Markets Local Bond
Foreign currency[4,6]	147	(147)

Emerging Markets Corporate Bond
Foreign currency[4,6]	—	(31)

Statement of Assets and Liabilities location:

1	Receivable for swap contracts
2	Payable for swap contracts.
3	Includes options purchased at value as reported in the Schedule of Investments.
4	Payable for forward currency contracts.
5	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only last day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable/Payable for futures.
6	Receivable for forward currency contracts.

The Effect of Derivative Instruments on the Statement of Operations

For the Period Ended April 30, 2016 (000s)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Limited Maturity
Credit	—	—	—	$83	$83
Interest rate	—	—	$(41)	—	(41)
Foreign exchange	—	$(860)	—	—	(860)

Total	—	(860)	(41)	83	(818)

Low Duration
Credit	—	—	—	277	277
Equity	—	—	(61)	—	(61)
Interest rate	$(154)	—	(417)	—	(571)
Foreign exchange	—	(2,015)	—	—	(2,015)

Total	(154)	(2,015)	(478)	277	(2,370)

94   Payden Mutual Funds

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
U.S. Government
Credit	—	—	—	$(1)	$(1)
Interest rate	$(25)	—	$(26)	—	(51)

Total	(25)	—	(26)	(1)	(52)

GNMA
Credit	—	—	—	(2)	(2)
Interest rate	(161)	—	—	—	(161)

Total	(161)	—	—	(2)	(163)

Core Bond
Interest rate	(1,822)	—	—	—	(1,822)
Foreign exchange	—	$(628)	—	—	(628)

Total	(1,822)	(628)	—	—	(2,450)

Corporate Bond
Interest rate	253	—	—	—	253
Foreign exchange	—	(36)	—	—	(36)

Total	253	(36)	—	—	217

Strategic Income
Credit	—	—	—	100	100
Interest rate	(216)	—	—	—	(216)
Foreign exchange	—	(88)	—	—	(88)

Total	(216)	(88)	—	100	(204)

Absolute Return Bond
Equity	—	—	(170)	—	(170)
Interest rate	(97)	—	—	—	(97)
Foreign exchange	—	(12)	—	—	(12)

Total	(97)	(12)	(170)	—	(279)

High Income
Credit	—	—	—	(18)	(18)
Interest rate	(242)	—	—	—	(242)
Foreign exchange	—	22	—	—	22

Total	(242)	22	—	(18)	(238)

Global Low Duration
Credit	—	—	—	31	31
Equity	—	—	(10)	—	(10)
Interest rate	(58)	—	(142)	—	(200)
Foreign exchange	—	(261)	—	—	(261)

Total	(58)	(261)	(152)	31	(440)

Global Fixed Income
Equity	32	—	—	—	32
Interest rate	(335)	—	—	—	(335)
Foreign exchange	—	(1,704)	—	—	(1,704)

Total	(303)	(1,704)	—	—	(2,007)

Emerging Markets Bond
Foreign exchange	—	(1,544)	—	—	(1,544)

Emerging Markets Local Bond
Foreign exchange	—	(434)	—	—	(434)

Emerging Markets Corporate Bond
Foreign exchange	—	(35)	—	—	(35)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Equity Income
Equity	$2,213	—	—	—	$2,213
Interest rate	1,395	—	—	—	1,395

Total	3,608	—	—	—	3608

1	Net realized gains (losses) from futures contracts.
2	Net realized gains (losses) from foreign currency transactions which could include other currency related gains and losses.
3	Net realized gains (losses) from written option contracts and purchased options, which are included in net realized gain on investments.
4	Net realized gains (losses) from swap contracts.

The Effect of Derivative Instruments on the Statement of Operations

For the Period Ended April 30, 2016 (000s)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]	Swaps[8]	Total
Limited Maturity
Credit	—	—	—	$5	$5
Interest rate	—	—	$7	—	7
Foreign exchange	—	$(971)	—	—	(971)

Total	—	(971)	7	5	(959)

Low Duration
Credit	—	—	—	44	44
Interest rate	$(8)	—	171	—	163
Foreign exchange	—	(1,722)	—	—	(1,722)

Total	(8)	(1,722)	171	44	(1,515)

U.S. Government
Credit	—	—	—	6	6
Interest rate	29	—	14	—	43

Total	29	—	14	6	49

GNMA
Interest rate	(12)	—	115	—	103

Core Bond
Interest rate	(159)	—	—	—	(159)
Foreign exchange	—	(758)	—	—	(758)

Total	(159)	(758)	—	—	(917)

Corporate Bond
Interest rate	(60)	—	—	—	(60)
Foreign exchange	—	(48)	—	—	(48)

Total	(60)	(48)	—	—	(108)

Strategic Income
Interest Rate	(79)	—	—	—	(79)
Foreign exchange	—	(258)	—	—	(258)

Total	(79)	(258)	—	—	(337)

Semi-Annual Report    95

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]	Swaps[8]	Total
Absolute Return Bond
Equity	—	—	$1	—	$1
Interest rate	$1	—	—	—	1
Foreign exchange	—	$(68)	—	—	(68)

Total	1	(68)	1	—	(66)

High Income
Credit	—	—	—	$138	138
Interest rate	179	—	—	—	179
Foreign exchange	—	(468)	—	—	(468)

Total	179	(468)	—	138	(151)

Global Low Duration
Credit	—	—	—	8	8
Interest rate	29	—	118	—	147
Foreign exchange	—	(417)	—	—	(417)

Total	29	(417)	118	8	(262)

Global Fixed Income
Interest rate	(65)	—	—	—	(65)
Foreign exchange	—	(1,083)	—	—	(1,083)

Total	(65)	(1,083)	—	—	(1,148)

Emerging Markets Bond
Foreign exchange	—	63	—	—	$63

Emerging Markets Local Bond
Foreign exchange	—	345	—	—	345

Emerging Markets Corporate Bond
Foreign exchange	—	(6)	—	—	(6)

5	Change in net unrealized appreciation (depreciation) from futures contracts.
6	Change in net unrealized appreciation (depreciation) from translation of assets and liabilities in foreign currencies which includes other currency related appreciation (depreciation).
7	Change in net unrealized appreciation (depreciation) from written option contracts and purchased options which are included in change in unrealized appreciation (depreciation) on investments.
8	Change in net unrealized appreciation (depreciation) from swap contracts.

During the period ended April 30, 2016 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Limited Maturity	8%	1%	0%	0%
Low Duration	5%	2%	5%	0%
U.S. Government	0%	0%	12%	0%
GNMA	0%	0%	18%	0%
Core Bond	11%	0%	11%	0%
Corporate Bond	5%	0%	46%	0%
Strategic Income	11%	1%	7%	0%
Absolute Return Bond	10%	0%	22%	0%
High Income	7%	2%	5%	0%
Global Low Duration	10%	2%	25%	0%
Global Fixed Income	77%	0%	54%	0%
Emerging Markets Bond	5%	0%	0%	0%
Emerging Markets Local Bond	12%	0%	0%	0%

	Foreign currency	Credit	Interest rate	Equity
Emerging Markets Corporate Bond	3%	0%	0%	0%
Equity Income	0%	0%	0%	4%

Counterparty Credit Risk

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by a Fund. For OTC options purchased, a Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Fund does not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is decreased counterparty credit risk to a Fund since the exchange or clearinghouse guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to a Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs

96   Payden Mutual Funds

certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and additional required collateral is delivered to/ pledged by a Fund on the next business day. Typically, a Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At April 30, 2016, the Funds’ derivative assets and liabilities (by type) on a gross basis are as follows (000s):

	Assets	Liabilities
Limited Maturity
Derivative Financial Instruments:
Centrally Cleared Swaps	$63	$49
Purchased Call Options[1]	5	—
Purchased Put Options[1]	2	—
Forward Currency Contracts	—	1,031

Total derivative assets and liabilities in the Statements of Assets and Liabilities	70	1,080

Derivatives not subject to a master netting agreement or similar agreement “(MNA”)	(70)	(73)

Total derivative assets and liabilities subject to a MNA	$—	$1,007

Low Duration
Derivative Financial Instruments:
Futures Contracts	$11	$35
Centrally Cleared Swaps	135	104
Purchased Call Options[1]	9	—
Purchased Put Options[1]	25	—
Forward Currency Contracts	—	1,643

Total derivative assets and liabilities in the Statements of Assets and Liabilities	180	1,782

Derivatives not subject to a MNA	(180)	(171)

Total derivative assets and liabilities subject to a MNA	$—	$1,611

U.S. Government
Derivative Financial Instruments:
Futures Contracts	—	$4
Purchased Put Options[1]	$4	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	4	4

Derivatives not subject to a MNA	(4)	(4)

Total derivative assets and liabilities subject to a MNA	$—	$—

GNMA
Derivative Financial Instruments:
Centrally Cleared Swaps	$50	—
Futures Contracts	—	$8

Total derivative assets and liabilities in the Statements of Assets and Liabilities	50	8

Derivatives not subject to a MNA	(50)	(8)

Total derivative assets and liabilities subject to a MNA	$—	$—

Semi-Annual Report    97

	Assets	Liabilities
Core Bond
Derivative Financial Instruments:
Futures Contracts	—	$113
Forward Currency Contracts	$196	954

Total derivative assets and liabilities in the Statements of Assets and Liabilities	196	1,067

Derivatives not subject to a MNA	—	(113)

Total derivative assets and liabilities subject to a MNA	$196	$954

Corporate Bond
Derivative Financial Instruments:
Futures Contracts	$28	$5
Forward Currency Contracts	—	34

Total derivative assets and liabilities in the Statements of Assets and Liabilities	28	39

Derivatives not subject to a MNA	(28)	(5)

Total derivative assets and liabilities subject to a MNA	$—	$34

Strategic Income
Derivative Financial Instruments:
Futures Contracts	—	$21
Forward Currency Contracts	$39	293

Total derivative assets and liabilities in the Statements of Assets and Liabilities	39	314

Derivatives not subject to a MNA	—	(21)

Total derivative assets and liabilities subject to a MNA	$39	$293

Absolute Return Bond
Derivative Financial Instruments:
Futures Contracts	$7	$2
Purchased Put Options[1]	5	—
Forward Currency Contracts	21	89

Total derivative assets and liabilities in the Statements of Assets and Liabilities	33	91

Derivatives not subject to a MNA	(12)	(2)

Total derivative assets and liabilities subject to a MNA	$21	$89

High Income
Derivative Financial Instruments:
Centrally Cleared Swaps	$1,950	—
Forward Currency Contracts	106	$606

Total derivative assets and liabilities in the Statements of Assets and Liabilities	2,056	606

Derivatives not subject to a MNA	(1,950)	—

Total derivative assets and liabilities subject to a MNA	$106	$606

	Assets	Liabilities
Global Low Duration
Derivative Financial Instruments:
Futures Contracts	$2	$3
Centrally Cleared Swaps	21	16
Purchased Call Options[1]	1	—
Purchased Put Options[1]	4	—
Forward Currency Contracts	25	391

Total derivative assets and liabilities in the Statements of Assets and Liabilities	53	410

Derivatives not subject to a MNA	(28)	(25)

Total derivative assets and liabilities subject to a MNA	$25	$385

Global Fixed Income
Derivative Financial Instruments:
Futures Contracts	$109	$100
Forward Currency Contracts	154	1,169

Total derivative assets and liabilities in the Statements of Assets and Liabilities	263	1,269

Derivatives not subject to a MNA	(109)	(121)

Total derivative assets and liabilities subject to a MNA	$154	$1,148

Emerging Market Bond
Derivative Financial Instruments:
Forward Currency Contracts	$75	$1,034

Total derivative assets and liabilities in the Statements of Assets and Liabilities	75	1,034

Derivatives not subject to a MNA	—	—

Total derivative assets and liabilities subject to a MNA	$75	$1,034

Emerging Market Local Bond
Derivative Financial Instruments:
Forward Currency Contracts	$147	$147

Total derivative assets and liabilities in the Statements of Assets and Liabilities	147	147

Derivatives not subject to a MNA	—	—

Total derivative assets and liabilities subject to a MNA	$147	$147

Emerging Market Corporate Bond
Derivative Financial Instruments:
Forward Currency Contracts	—	$31

Total derivative assets and liabilities in the Statements of Assets and Liabilities	—	31

Derivatives not subject to a MNA	—	—

Total derivative assets and liabilities subject to a MNA	—	$31

[1]	Includes options purchased at value which is included in Investments at value and reported in the Schedule of Investments.

98   Payden Mutual Funds

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2016 (000s):

Limited Maturity

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged[1]	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Bank of America N.A.	$128	—	—	—	$128
BNP PARIBAS	15	—	—	—	15
HSBC Bank USA, N.A.	399	—	$(308)	—	91
Royal Bank of Canada	465	—	—	—	465

Total	$1,007	—	(308)	—	$699

Low Duration

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Bank of America N.A.	$250	—	—	—	$250
BNP PARIBAS	41	—	—	—	41
HSBC Bank USA, N.A.	357	—	—	—	357
Royal Bank of Canada	963	—	—	—	963

Total	$1,611	—	—	—	$1,611

Core Bond

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]

Barclays Bank PLC	$105	$(105)	—	—	—
Royal Bank of Canada	44	(44)	—	—	—
UBS AG	47	—	—	—	$47

Total	$196	$(149)	—	—	$47

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Pledged[1]	Cash Collateral Pledged[1]	Net Amount of Derivative Liabilities[2]

Bank of America N.A.	$31	—	—	—	$31
Barclays Bank PLC	187	$(105)	—	$(70)	12
BNP PARIBAS	193	—	—	—	193
HSBC Bank USA, N.A.	126	—	$(126)	—	—
Royal Bank of Canada	417	(44)	—	—	373

Total	$954	$(149)	(126)	$(70)	$609

Corporate Bond

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

BNP PARIBAS	$34	—	—	—	$34

Semi-Annual Report    99

Strategic Income

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]

Barclays Bank PLC	$27	$(27)	—	—	—
UBS AG	12	—	—	—	$12

Total	$39	$(27)	—	—	$12

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Bank of America N.A.	$8	—	—	—	$8
Barclays Bank PLC	48	$(27)	—	—	21
BNP PARIBAS	50	—	—	—	50
Credit Suisse First Boston International	47	—	—	—	47
HSBC Bank USA, N.A.	32	—	—	—	32
Royal Bank of Canada	108	—	—	—	108

Total	$293	$(27)	—	—	$266

Absolute Return Bond

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]

Barclays Bank PLC	$17	$(17)	—	—	—
UBS AG	4	—	—	—	$4

Total	$21	$(17)	—	—	$4

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Bank of America N.A.	$3	—	—	—	$3
Barclays Bank PLC	17	$(17)	—	—	—
BNP PARIBAS	17	—	—	—	17
HSBC Bank USA, N.A.	12	—	—	—	12
Royal Bank of Canada	40	—	—	—	40

Total	$89	$(17)	—	—	$72

100 Payden Mutual Funds

High Income

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]

Barclays Bank PLC	$66	$(66)	—	—	—
UBS AG	40	—	—	—	$40

Total	$106	$(66)	—	—	$40

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Bank of America N.A.	$19	—	—	—	$19
Barclays Bank PLC	125	$(66)	—	—	59
BNP PARIBAS	111	—	—	—	111
Royal Bank of Canada	351	—	—	—	351

Total	$606	$(66)	—	—	$540

Global Low Duration

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]

Barclays Bank PLC	$16	$(4)	—	—	$12
UBS AG	9	—	—	—	9

Total	$25	$(4)	—	—	$21

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Bank of America N.A.	$4	—	—	—	$4
Barclays Bank PLC	30	$(4)	—	—	26
BNP PARIBAS	32	—	—	—	32
HSBC Bank USA, N.A.	76	—	—	—	76
Royal Bank of Canada	243	—	—	—	243

Total	$385	$(4)	—	—	$381

Semi-Annual Report 101

Global Fixed Income

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]

Barclays Bank PLC	$75	$(75)	—	—	—
BNP PARIBAS	18	(18)	—	—	—
Royal Bank of Canada	52	(52)	—	—	—
UBS AG	9	—	—	—	$9

Total	$154	$(145)	—	—	$9

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Pledged[1]	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]

Bank of America N.A.	$8	—	—	—	$8
Barclays Bank PLC	615	$(75)	—	—	540
BNP PARIBAS	52	(18)	—	—	34
Credit Suisse First Boston International	32	—	—	—	32
HSBC Bank USA, N.A.	199	—	$(199)	—	—
Royal Bank of Canada	218	(52)	—	—	166
State Street Bank & Trust Co.	24	—	—	—	24

Total	$1,148	$(145)	$(199)	—	$804

Emerging Markets Bond

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]

HSBC Bank USA, N.A.	$75	$(36)	—	—	$39

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Pledged	Cash Collateral Pledged[1]	Net Amount of Derivative Liabilities[2]

Barclays Bank PLC	$625	—	—	$(590)	$35
BNP PARIBAS	373	—	—	(373)	—
HSBC Bank USA, N.A.	36	$(36)	—	—	—

Total	$1,034	$(36)	—	$(963)	$35

102 Payden Mutual Funds

Emerging Markets Local Bond

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[4]

Barclays Bank PLC	$112	$(72)	—	—	$40
BNP Paribas	26	(4)	—	—	22
Credit Suisse First Boston International	9	—	—	—	9

Total	$147	$76	—	—	$71

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[3]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Liabilities[2]

Barclays Bank PLC	$72	$(72)	—	—	—
BNP PARIBAS	4	(4)	—	—	—
HSBC Bank USA, N.A.	47	—	—	—	$47
JPMorgan Chase Bank, N.A.	24	—	—	—	24

Total	$147	$(76)	—	—	$71

Emerging Markets Corporate Bond

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Liabilities[2]

Barclays Bank PLC	$19	—	—	—	$19
BNP PARIBAS	10	—	—	—	10
HSBC Bank USA, N.A.	2	—	—	—	2

Total	$31	—	—	—	$31

1	Excess of collateral pledged to the individual counterparty may not be shown for financial reporting purposes.
2	Net amount represents the net amount payable from the counterparty in the event of default.
3	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
4	Net amount represents the net amount receivable from the counterparty in the event of default.

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance

(e.g. AGM, AMBAC and BAM).

TBA Sale Commitments

Some Funds entered into TBA sale commitments, within dollar roll agreements, to hedge their portfolio position or to sell mortgage backed securities they own under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Semi-Annual Report 103

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon, the Funds (except Cash Reserves Money Market) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the right to recall the securities on loan for voting purposes. The income earned by each Fund is disclosed in the Statement of Operations.

Securities lending transactions are entered into by a Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The Fund’s securities lending agreements by counterparty, which are subject to offset under a MSLA, if applicable, is included within each Fund’s Schedule of Investments under the heading “Offsetting Assets and Liabilities”. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MSLA on the Statements of Assets and Liabilities.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds except the Cash Reserves Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA and California Municipal Income Funds, which are declared daily and paid monthly and Equity Income Fund, which is declared and paid quarterly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from GAAP.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. As of and during the period ended April 30, 2016, the Funds did not record any liability for uncertain tax positions. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

As of and during the period ended April 30, 2016, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

104 Payden Mutual Funds

Each of the tax years in the four-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market and California Municipal Income Funds) invests in other Funds of the Group (an “Affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the Affiliated Funds for the period is disclosed in the Statements of Operations. The table below details the transactions of each Fund in Affiliated Funds.

Fund	Value October 31, 2015	Purchases	Sales	Dividends	Value April 30, 2016

Investments in Cash Reserves Money Market Fund
Limited Maturity	$6,386,564	$645,265,492	$645,849,062	$969	$5,802,994
Low Duration	8,216,035	732,329,006	735,141,885	1,003	5,403,156
U.S. Government	13,048,513	1,184,474,937	1,186,093,982	2,300	11,429,468
GNMA	6,822,106	665,208,337	670,349,239	1,031	1,681,204
Core Bond	21,564,940	1,260,299,384	1,276,730,539	2,747	5,133,785
Corporate Bond	1,012,944	293,350,072	287,801,313	672	6,561,703
Strategic Income	5,912,079	506,194,622	511,192,018	1,169	914,683
Absolute Return Bond	2,786,618	141,664,550	142,897,739	209	1,553,429
Floating Rate	9,508,911	1,349,312,909	1,343,128,980	2,276	15,692,840
High Income	39,270,540	2,818,979,523	2,847,817,739	5,270	10,432,324
Global Low Duration	1,958,844	126,693,813	127,471,694	191	1,180,963
Global Fixed Income	2,815,027	211,493,781	212,643,219	440	1,665,589
Emerging Markets Bond	29,165,065	1,481,467,114	1,492,725,046	2,881	17,907,133
Emerging Markets Local Bond	2,300,967	228,236,593	230,537,560	543	—
Emerging Markets Corporate Bond	794,527	138,568,073	139,013,749	271	348,851
Equity Income	4,211,442	1,184,826,233	1,181,153,035	2,931	7,884,640
Investments in High Income Fund — Investor Class
Global Fixed Income	$4,170,698	—	$400,000	$95,607	$3,720,576
Investments in Floating Rate Fund — SI Class
Core Bond	$15,069,499	—	—	$266,989	$15,054,277
High Income	8,920,536	—	—	158,047	8,911,399
Global Fixed Income	985,055	—	—	17,452	984,060
Investments in Emerging Markets Bond Fund — SI Class
Global Fixed Income	$4,142,092	—	—	$113,488	$4,221,321
Investments in Emerging Markets Corporate Bond Fund — SI Class
Core Bond	$15,951,703	$1,500,000	—	$366,454	$17,722,998
High Income	8,667,000	—	—	184,320	8,793,000
Emerging Markets Local Bond	4,609,969	—	—	98,040	4,676,988
Investments in Emerging Markets Local Bond Fund — Investor Class
Core Bond	$4,302,987	—	—	$113,196	$4,516,198
Investments in Absolute Return Bond Fund — SI Class
Core Bond	$4,965,000	—	—	$65,750	$4,955,000

Semi-Annual Report 105

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate and are disclosed, subject to rounding, in the Statements of Operations.

Line of Credit

The Paydenfunds (except Cash Reserves Money Market) have entered into a Credit Agreement with Bank of New York Mellon under which the bank has agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the Funds may not exceed $75 million. No Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.

Other

Income and realized and unrealized gain/loss are allocated to each class based on relative net assets. Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3. Related Party Transactions

Payden & Rygel (the “Adviser”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, it is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees				Investor Class		SI Class

	Between	Between	Between			Current	Current
	$0–500	$0.5–1	$1–2	Over $2	Expense	Voluntary	Voluntary	3 Year Deferred Expense Subsidy
	Million	Billion	Billion	Billion	Guarantee	Expense Limit	Expense Limit	FY 2014	FY 2015	FY 2016

Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%	n/a	$1,525,458	$1,204,702	$1,545,440
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.25%	n/a	682,077	1,030,707	1,042,418
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	n/a	701,944	889,095	705,207
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%	n/a	180,662	90,721	356,724
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	n/a	n/a	360,087	495,315	1,506,340
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	n/a	n/a	—	—	—
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%	n/a	93,484	89,819	144,360
Strategic Income	0.55%	0.55%	0.55%	0.55%	n/a	0.80%	0.65%	142,838	173,558	—
Absolute Return Bond	0.50%	0.50%	0.50%	0.50%	n/a	0.70%	0.55%	—	238,584	118,031
Floating Rate	0.55%	0.55%	0.55%	0.55%	n/a	0.75%	0.65%	263,494	283,782	158,880
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	n/a	—	—	—
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.55%	n/a	65,834	65,250	88,969
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.55%	n/a	177,907	166,652	175,410
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	0.65%	n/a	87,672	90,888	182,820
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a	0.69%	342,910	332,289	470,209
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%	n/a	—	27,915	—
Emerging Markets Corporate Bond	0.80%	0.80%	0.80%	0.80%	n/a	0.95%	0.85%	221,119	184,904	96,773
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	0.65%	140,470	452,819	256,035

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes) will not exceed the percentages indicated above (“Expense

Guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses (“Voluntary Expense Limit”), including advisory fees, to the percentages

106 Payden Mutual Funds

indicated above of that Fund’s average daily net assets on an annualized basis through February 29, 2016 (exclusive of interest and taxes). The Cash Reserves Money Market Fund further reduced expenses through January 19, 2016 in order to maintain a positive distributor rate.

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of waiver or reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the period. Such amount is not considered a liability of each respective Fund, and, therefore, is not recorded as liabilities in the Statement of Assets and Liabilities, but will be recognized as net expense in the Statements of Operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds, the U.S. Government, GNMA, Core Bond, Strategic Income, Absolute Return Bond, Floating Rate, High Income, Emerging Markets Bond, Emerging Markets Local Bond, Emerging Markets Corporate Bond and Equity Income Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25%. Payden & Rygel Distributors is not entitled to receive any fees from the Investor, or SI classes of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

The Funds may purchase securities from or sell securities to an affiliated fund or portfolio provided that the affiliation is due solely to having a common investment advisor, common officers or common trustees.

Indemnifications

Under the Group’s organizational documents, its trustees and officers are indemnified by the Funds against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently the Funds expect this risk of loss to be remote.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 — quoted prices in active markets for identical investments, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 — significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 — Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

	Investments in Securities

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Cash Reserves Money Market
Repurchase Agreement	—	—	$ 93,000	—	—	—	$ 93,000
U.S. Government	—	—	170,555	—	—	—	170,555
U.S. Treasury	—	—	24,996	—	—	—	24,996
Investment Company	$8,486	—	—	—	—	—	8,486

Semi-Annual Report 107

	Investments in Securities

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

Limited Maturity
Asset Backed	—	—	$ 57,421	—	—	—	$ 57,421
Bank Loans	—	—	1,268	—	—	—	1,268
Commercial Paper	—	—	7,497	—	—	—	7,497
Corporate Bond	—	—	181,858	—	—	—	181,858
Foreign Government	—	—	14,150	—	—	—	14,150
Mortgage Backed	—	—	37,020	—	—	—	37,020
Municipal	—	—	260	—	—	—	260
U.S. Government	—	—	122,308	—	—	—	122,308
Options Purchased	$ 7	—	—	—	—	—	7
Investment Company	5,803	—	—	—	—	—	5,803

Low Duration
Asset Backed	—	—	99,062	—	—	—	99,062
Bank Loans	—	—	12,836	—	—	—	12,836
Corporate Bond	—	—	392,883	—	—	—	392,883
Foreign Government	—	—	27,120	—	—	—	27,120
Mortgage Backed	—	—	64,347	—	—	—	64,347
Municipal	—	—	1,432	—	—	—	1,432
U.S. Government	—	—	176,008	—	—	—	176,008
Options Purchased	34	—	—	—	—	—	34
Investment Company	5,403	—	—	—	—	—	5,403

U.S. Government
Asset Backed	—	—	2,046	—	—	—	2,046
Mortgage Backed	—	—	112,283	—	—	—	112,283
U.S. Government	—	—	28,845	—	—	—	28,845
Options Purchased	4	—	—	—	—	—	4
Investment Company	11,429	—	—	—	—	—	11,429

GNMA
Mortgage Backed	—	—	405,314	—	—	—	405,314
U.S. Government	—	—	21,738	—	—	—	21,738
Investment Company	1,681	—	—	—	—	—	1,681

108 Payden Mutual Funds

	Investments in Securities

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Core Bond
Asset Backed	—	—	$ 42,412	—	—	—	$ 43,927
Corporate Bond	—	—	339,591	—	—	—	339,591
Foreign Government	—	—	20,511	—	—	—	20,511
Mortgage Backed	—	—	238,123	—	—	—	238,123
Municipal	—	—	4,490	—	—	—	4,490
U.S. Government	—	—	117,972	—	—	—	117,972
Investment Company	$47,382	—	—	—	—	—	47,382

Corporate Bond
Corporate Bond	—	—	74,030	—	—	—	74,030
Foreign Government	—	—	345	—	—	—	345
Investment Company	6,562	—	—	—	—	—	6,562

Strategic Income
Asset Backed	—	—	13,903	—	—	—	13,903
Bank Loans	—	—	10,055	—	—	—	10,055
Corporate Bond	—	—	67,523	—	—	—	67,523
Foreign Government	—	—	8,499	—	—	—	8,499
Mortgage Backed	—	—	31,846	—	—	—	31,846
Municipal	—	—	1,847	—	—	—	1,847
Preferred Stock	1,612	—	—	—	—	—	1,612
Real Estate Investment Trust	1,615	—	—	—	—	—	1,615
U.S. Government	—	—	54,071	—	—	—	54,071
Investment Company	915	—	—	—	—	—	915

Absolute Return Bond
Asset Backed	—	—	11,101	—	—	—	11,101
Bank Loans	—	—	3,784	—	—	—	3,784
Corporate Bond	—	—	23,508	—	—	—	23,508
Foreign Government	—	—	822	—	—	—	822
Mortgage Backed	—	—	21,671	—	—	—	21,671
U.S. Government	—	—	1,000	—	—	—	1,000
Options Purchased	5	—	—	—	—	—	5
Investment Company	1,553	—	—	—	—	—	1,553

Semi-Annual Report 109

	Investments in Securities

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Floating Rate
Asset Backed	—	—	$ 9,696	—	—	—	$ 9,696
Bank Loans	—	—	131,809	—	—	—	131,809
Corporate Bond	—	—	15,987	—	—	—	15,987
Mortgage Backed	—	—	3,490	—	—	—	3,490
Investment Company	$15,693	—	—	—	—	—	15,693

High Income
Bank Loans	—	—	2,239	—	—	—	2,239
Corporate Bonds	—	—	552,629	—	—	—	552,629
Mortgage Backed	—	—	8,127	—	—	—	8,127
Preferred Stock	4,908	—	—	—	—	—	4,908
Real Estate Investment Trusts	5,513	—	—	—	—	—	5,513
Investment Company	28,136	—	—	—	—	—	28,136

California Municipal Income
Municipal	—	—	49,817	—	—	—	49,817
Investment Company	2,095	—	—	—	—	—	2,095

Global Low Duration
Asset Backed	—	—	14,967	—	—	—	14,967
Bank Loans	—	—	1,640	—	—	—	1,640
Corporate Bond	—	—	71,393	—	—	—	71,393
Foreign Government	—	—	11,232	—	—	—	11,232
Mortgage Backed	—	—	6,477	—	—	—	6,477
Municipal	—	—	252	—	—	—	252
U.S. Government	—	—	25,658	—	—	—	25,658
Options Purchased	5	—	—	—	—	—	5
Investment Company	1,181	—	—	—	—	—	1,181

Global Fixed Income
Corporate Bond	—	—	34,897	—	—	—	34,897
Mortgage Backed	—	—	497	—	—	—	497
U.S. Government	—	—	49,208	—	—	—	49,208
Investment Company	10,591	—	—	—	—	—	10,591

110 Payden Mutual Funds

	Investments in Securities

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Emerging Markets Bond
Corporate Bond	—	—	$253,866	—	—	—	$253,866
Foreign Government	—	—	748,025	—	—	—	748,025
Investment Company	$ 17,907	—	—	—	—	—	17,907

Emerging Markets Local Bond
Corporate Bond	—	—	20,208	—	—	—	20,208
Foreign Government	—	—	121,114	—	—	—	121,114
Municipal	—	—	578	—	—	—	578
Investment Company	4,677	—	—	—	—	—	4,677

Emerging Markets Corporate Bond
Corporate Bond	—	—	34,477	—	—	—	34,477
Foreign Government	—	—	4,399	—	—	—	4,399
Investment Company	349	—	—	—	—	—	349

Equity Income
Common Stock	584,539	—	—	—	—	—	584,539
Master Limited Partnership	18,857	—	—	—	—	—	18,857
Preferred Stock	34,335	—	—	—	—	—	34,335
Real Estate Investment Trust	47,155	—	—	—	—	—	47,155
Investment Company	7,885	—	—	—	—	—	7,885

	Other Financial Instruments [1]

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Forward currency contracts	—	—	—	$(1,031)	—	—	$(1,031)
Swaps	—	—	$12	(49)	—	—	(37)

Low Duration
Forward currency contracts	—	—	—	(1,643)	—	—	(1,643)
Futures	$57	$(23)	—	—	—	—	34
Swaps	—	—	25	(104)	—	—	(79)

U.S Government
Futures	—	(11)	—	—	—	—	(11)
Swaps	—	—	6	—	—	—	6

Semi-Annual Report 111

	Other Financial Instruments [1]

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
GNMA
Futures	$ 9	—	—	—	—	—	$ 9

Core Bond
Forward currency contracts	—	—	$ 196	$ (954)	—	—	(758)
Futures	123	—	—	—	—	—	123

Corporate Bond
Forward currency contracts	—	—	—	(34)	—	—	(34)
Futures	4	$(60)	—	—	—	—	(56)

Strategic Income
Forward currency contracts	—	—	39	(293)	—	—	(254)
Futures	6	(23)	—	—	—	—	(17)

Absolute Return Bond
Forward currency contracts	—	—	21	(89)	—	—	(68)
Futures	30	(40)	—	—	—	—	(10)

High Income
Forward currency contracts	—	—	106	(606)	—	—	(500)
Swaps	—	—	1,027	—	—	—	1,027

Global Low Duration
Forward currency contracts	—	—	25	(391)	—	—	(366)
Futures	—	(7)	—	—	—	—	(7)
Swaps	—	—	—	(16)	—	—	(16)

Global Fixed Income
Forward currency contracts	—	—	154	(1,169)	—	—	(1,015)
Futures	60	(90)	—	—	—	—	(30)

Emerging Markets Bond
Forward currency contracts	—	—	75	(1,034)	—	—	(959)

Emerging Markets Local Bond
Forward currency contracts	—	—	147	(147)	—	—	—

112 Payden Mutual Funds

	Other Financial Instruments [1]

	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs

	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Emerging Markets Corporate Bond
Forward currency contracts	—	—	—	$(31)	—	—	$(31)

1	Other financial instruments are swaps, futures contracts and forward currency contracts. Futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument and swaps are valued at market value.

5. Federal Tax Information (amounts in 000s)

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment”), for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short or long term capital losses rather than being considered all short term.

At October 31, 2015, the following Funds had available for Federal income tax purposes unused capital losses as follows (000’s):

	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Unlimited*	Total
Limited Maturity	$1,248	$2,201	$287	$527	—	$ 4,263
U.S. Government	—	—	—	—	$ 3,615	3,615
GNMA	—	—	—	—	32,377	32,377
Strategic Income	—	—	—	—	198	198
Absolute Return Bond	—	—	—	—	370	370
Floating Rate	—	—	—	—	1,525	1,525
High Income	—	—	—	—	20,856	20,856
Global Low Duration	—	—	914	—	—	914
Emerging Markets Bond	—	—	—	—	29,161	29,161
Emerging Markets Local Bond	—	—	—	—	18,439	18,439
Emerging Markets Corporate Bond	—	—	—	—	565	565
Equity Income	—	—	—	—	1,922	1,922

* Post-enactment carryforward losses.

At April 30, 2016, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cash Reserves Money Market	$297,037	—	—	—
Limited Maturity	428,362	$ 2,027	$(2,797)	$ (770)
Low Duration	778,635	5,739	(5,249)	490
U.S. Government	154,105	813	(311)	502
GNMA	417,525	11,737	(529)	11,208
Core Bond	804,157	12,001	(5,677)	6,324
Corporate Bond	78,997	2,186	(246)	1,940
Strategic Income	191,283	1,754	(1,151)	603
Absolute Return Bond	63,258	578	(392)	186

Semi-Annual Report 113

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Floating Rate	$ 177,495	$ 712	$ (1,532)	$ (820)
High Income	594,342	16,515	(9,305)	7,210
California Municipal Income	49,932	2,015	(35)	1,980
Global Low Duration	132,990	897	(1,082)	(185)
Global Fixed Income	92,194	4,985	(1,986)	2,999
Emerging Markets Bond	1,033,782	24,574	(38,558)	(13,984)
Emerging Markets Local Bond	159,075	4,183	(16,681)	(12,498)
Emerging Markets Corporate Bond	39,019	1,089	(883)	206
Equity Income	632,981	72,245	(12,455)	59,790

6. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and have determined that no other events have occurred that require disclosure.

114 Payden Mutual Funds

For the share outstanding for the periods ended April 30, 2016 (Unaudited) and October 31st

	Payden Cash Reserves Money Market Fund
	2016		2015	2014		2013		2012
Net asset value — beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00

Income from investment activities:
Net investment income	0.00	(1)	0.00 (1)	0.00	(1)	0.00	(1)	0.00	(1)
Net realized and unrealized gains (losses)	0.00	(1)	0.00 (1)	0.00	(1)	0.00	(1)	0.00	(1)

Total from investment activities	0.00		0.00	0.00		0.00		0.00

Distributions to shareholders:
From net investment income	0.00	(1)	0.00 (1)	0.00	(1)	(0.00	)(1)	(0.00	)(1)
Return of capital	—		—	0.00	(1)	(0.00	)(1)	—

Total distributions to shareholders	0.00		0.00	0.00		0.00		0.00

Net asset value — end of period	$1.00		$1.00	$1.00		$1.00		$1.00

Total return	0.03%		0.01%	0.01%		0.02%		0.02%

Ratios/supplemental data:
Net assets, end of period (000s)	$297,166		$392,391	$490,666		$498,417		$525,480
Ratio of gross expense to average net assets	0.38%		0.39%	0.37%		0.37%		0.38%
Ratio of net expense to average net assets	0.22%		0.09%	0.08%		0.10%		0.15%
Ratio of investment income less gross expenses to average net assets	(0.11)%		(0.29)%	(0.28)%		(0.26)%		(0.21)%
Ratio of net investment income to average net assets	0.05%		0.01%	0.01%		0.01%		0.02%
Portfolio turnover rate	n/a		n/a	n/a		n/a		n/a

The Fund commenced operations on December 17, 1997.

	Payden Limited Maturity Fund
	2016		2015	2014		2013		2012
Net asset value — beginning of period	$9.42		$9.47	$9.47		$9.48		$9.39

Income (loss) from investment activities:
Net investment income	0.04		0.06	0.07		0.05		0.06
Net realized and unrealized gains (losses)	0.02		(0.04)	(0.00	)(1)	(0.00	)(1)	0.10

Total from investment activities	0.06		0.02	0.07		0.05		0.16

Distributions to shareholders:
From net investment income	(0.04)		(0.04)	(0.07)		(0.04)		(0.07)
Return of capital	—		(0.03)	—		(0.02)		—

Total distributions to shareholders	(0.04)		(0.07)	(0.07)		(0.06)		(0.07)

Net asset value — end of period	$9.44		$9.42	$9.47		$9.47		$9.48

Total return	0.62	%(2)	0.20%	0.78%		0.56%		1.66%

Ratios/supplemental data:
Net assets, end of period (000s)	$427,438		$422,996	$318,671		$258,282		$242,013
Ratio of gross expense to average net assets	0.57	%(3)	0.57%	0.57%		0.55%		0.56%
Ratio of net expense to average net assets	0.28	%(3)	0.31%	0.35%		0.40%		0.50%
Ratio of investment income less gross expenses to average net assets	0.50	%(3)	0.31%	0.59%		0.44%		0.56%
Ratio of net investment income to average net assets	0.79	%(3)	0.57%	0.81%		0.59%		0.62%
Portfolio turnover rate	13	%(2)	39%	59%		124%		98%

The Fund commenced operations on April 29, 1994.

(1)  Amount is less than $0.005

(2)  Not annualized

(3)  Annualized

See notes to financial statements.

Semi-Annual Report 115

For the share outstanding for the periods ended April 30, 2016 (Unaudited) and October 31st

	Payden Low Duration Fund
	2016		2015		2014		2013		2012
Net asset value — beginning of period	$10.05		$10.15		$10.15		$10.23		$10.01

Income (loss) from investment activities:
Net investment income	0.06		0.11		0.12		0.14		0.18
Net realized and unrealized gains (losses)	0.01		(0.06)		(0.00	)(1)	(0.07)		0.23

Total from investment activities	0.07		0.05		0.12		0.07		0.41

Distributions to shareholders:
From net investment income	(0.06)		(0.11)		(0.12)		(0.13)		(0.19)
From net realized gains	—		(0.04)		—		—		—
Return of capital	—		(0.00	)(1)	—		(0.02)		—

Total distributions to shareholders	(0.06)		(0.15)		(0.12)		(0.15)		(0.19)

Net asset value — end of period	$10.06		$10.05		$10.15		$10.15		$10.23

Total return	0.69	%(2)	0.50%		1.14%		0.68%		4.13%

Ratios/supplemental data:
Net assets, end of period (000s)	$775,905		$820,662		$833,205		$848,866		$541,809
Ratio of gross expense to average net assets	0.57	%(3)	0.57%		0.55%		0.55%		0.55%
Ratio of net expense to average net assets	0.46	%(3)	0.47%		0.48%		0.51%		0.54%
Ratio of investment income less gross expenses to average net assets	1.08	%(3)	1.02%		1.06%		1.22%		1.74%
Ratio of net investment income to average net assets	1.19	%(3)	1.12%		1.13%		1.26%		1.75%
Portfolio turnover rate	18	%(2)	31%		45%		90%		97%
The Fund commenced operations on December 31, 1993.
	Payden U.S. Government Fund - Adviser Class
	2016		2015		2014		2013		2012
Net asset value — beginning of period	$10.63		$10.68		$10.67		$10.99		$11.12

Income (loss) from investment activities:
Net investment income	0.04	(4)	0.06	(4)	0.05	(4)	0.07		0.08
Net realized and unrealized gains (losses)	0.04		0.02		0.08		(0.18)		0.16

Total from investment activities	0.08		0.08		0.13		(0.11)		0.24

Distributions to shareholders:
From net investment income	(0.07)		(0.13)		(0.12)		(0.16)		(0.16)
From net realized gains	—		—		—		(0.05)		(0.21)
Return of capital	—		—		—		(0.00	)(1)	—

Total distributions to shareholders	(0.07)		(0.13)		(0.12)		(0.21)		(0.37)

Net asset value — end of period	$10.64		$10.63		$10.68		$10.67		$10.99

Total return	0.74	%(2)	0.76%		1.27%		(1.01)%		2.16%

Ratios/supplemental data:
Net assets, end of period (000s)	$361		$1,676		$385		$1,205		$860
Ratio of gross expense to average net assets	0.84	%(3)	0.84%		0.84%		0.84%		0.90%
Ratio of net expense to average net assets	0.70	%(3)	0.70%		0.70%		0.70%		0.86%
Ratio of investment income less gross expenses to average net assets	0.59	%(3)	0.44%		0.35%		0.42%		0.66%
Ratio of net investment income to average net assets	0.73	%(3)	0.59%		0.49%		0.56%		0.70%
Portfolio turnover rate	24	%(2)	32%		27%		43%		79%
The Class commenced operations on November 2, 2009.

(1)  Amount is less than $0.005

(2)  Not annualized

(3)  Annualized

(4)  Based on average shares outstanding.

See notes to financial statements.

116 Payden Mutual Funds

	Payden U.S. Government Fund - Investor Class
	2016		2015	2014	2013		2012
Net asset value — beginning of period	$10.63		$10.68	$10.67	$10.98		$11.12

Income (loss) from investment activities:
Net investment income	0.05	(1)	0.09 (1)	0.08 (1)	0.08		0.12
Net realized and unrealized gains (losses)	0.03		0.02	0.08	(0.15)		0.13

Total from investment activities	0.08		0.11	0.16	(0.07)		0.25

Distributions to shareholders:
From net investment income	(0.08)		(0.16)	(0.15)	(0.19)		(0.18)
From net realized gains	—		—	—	(0.05)		(0.21)
Return of capital	—		—	—	(0.00	)(2)	—

Total distributions to shareholders	(0.08)		(0.16)	(0.15)	(0.24)		(0.39)

Net asset value — end of period	$10.63		$10.63	$10.68	$10.67		$10.98

Total return	0.78	%(3)	1.01%	1.52%	(0.67)%		2.32%

Ratios/supplemental data:
Net assets, end of period (000s)	$142,278		$133,420	$130,508	$130,624		$110,026
Ratio of gross expense to average net assets	0.59	%(4)	0.59%	0.59%	0.58%		0.64%
Ratio of net expense to average net assets	0.45	%(4)	0.45%	0.45%	0.45%		0.61%
Ratio of investment income less gross expenses to average net assets	0.84	%(4)	0.69%	0.60%	0.66%		0.90%
Ratio of net investment income to average net assets	0.98	%(4)	0.82%	0.74%	0.79%		0.93%
Portfolio turnover rate	24	%(3)	32%	27%	43%		79%
The Fund commenced operations on January 3, 1995.
	Payden GNMA Fund - Adviser Class
	2016		2015	2014	2013		2012
Net asset value — beginning of period	$9.78		$9.94	$10.00	$10.80		$10.66

Income (loss) from investment activities:
Net investment income	0.05		0.13	0.11	0.03		0.14
Net realized and unrealized gains (losses)	0.12		0.05	0.22	(0.25)		0.33

Total from investment activities	0.17		0.18	0.33	(0.22)		0.47

Distributions to shareholders:
From net investment income	(0.15)		(0.34)	(0.39)	(0.34)		(0.33)
From net realized gains	—		—	—	(0.24)		—

Total distributions to shareholders	(0.15)		(0.34)	(0.39)	(0.58)		(0.33)

Net asset value — end of period	$9.80		$9.78	$9.94	$10.00		$10.80

Total return	1.77	%(3)	1.80%	3.43%	(1.96)%		4.41%

Ratios/supplemental data:
Net assets, end of period (000s)	$22,277		$23,335	$23,876	$30,450		$81,860
Ratio of gross expense to average net assets	0.95	%(4)	0.92%	0.85%	0.93%		0.88%
Ratio of net expense to average net assets	0.75	%(4)	0.75%	0.75%	0.75%		0.75%
Ratio of investment income less gross expenses to average net assets	0.94	%(4)	1.11%	1.33%	1.13%		1.24%
Ratio of net investment income to average net assets	1.14	%(4)	1.29%	1.44%	1.31%		1.37%
Portfolio turnover rate	11	%(3)	15%	12%	19%		27%
The Class commenced operations on November 2, 2009.

(1)  Based on average shares outstanding.

(2)  Amount is less than $0.005

(3)  Not annualized

(4)  Annualized

See notes to financial statements.

Semi-Annual Report 117

For the share outstanding for the periods ended April 30, 2016 (Unaudited) and October 31st

	Payden GNMA Fund - Investor Class
	2016		2015	2014	2013		2012
Net asset value — beginning of period	$9.79		$9.95	$10.00	$10.80		$10.67

Income (loss) from investment activities:
Net investment income	0.06		0.14	0.15	0.05		0.17
Net realized and unrealized gains (losses)	0.12		0.06	0.22	(0.24)		0.32

Total from investment activities	0.18		0.20	0.37	(0.19)		0.49

Distributions to shareholders:
From net investment income	(0.16)		(0.36)	(0.42)	(0.37)		(0.36)
From net realized gains	—		—	—	(0.24)		—

Total distributions to shareholders	(0.16)		(0.36)	(0.42)	(0.61)		(0.36)

Net asset value — end of period	$9.81		$9.79	$9.95	$10.00		$10.80

Total return	1.90	%(1)	2.06%	3.79%	(1.80)%		4.77%

Ratios/supplemental data:
Net assets, end of period (000s)	$254,892		$255,273	$281,473	$371,593		$886,109
Ratio of gross expense to average net assets	0.70	%(2)	0.67%	0.61%	0.68%		0.63%
Ratio of net expense to average net assets	0.50	%(2)	0.50%	0.50%	0.50%		0.50%
Ratio of investment income less gross expenses to average net assets	1.19	%(2)	1.36%	1.58%	1.38%		1.50%
Ratio of net investment income to average net assets	1.39	%(2)	1.53%	1.68%	1.56%		1.63%
Portfolio turnover rate	11	%(1)	15%	12%	19%		27%
The Fund commenced operations on August 27, 1999.
	Payden Core Bond Fund - Adviser Class
	2016		2015	2014	2013		2012
Net asset value — beginning of period	$10.62		$10.80	$10.65	$11.04		$10.52

Income (loss) from investment activities:
Net investment income	0.13		0.23 (3)	0.26 (3)	0.26	(3)	0.91
Net realized and unrealized gains(losses)	0.12		(0.07)	0.27	(0.31)		—

Total from investment activities	0.25		0.16	0.53	(0.05)		0.91

Distributions to shareholders:
From net investment income	(0.15)		(0.26)	(0.29)	(0.33)		(0.39)
From net realized gains	(0.01)		(0.08)	(0.09)	(0.01)		—

Total distributions to shareholders	(0.16)		(0.34)	(0.38)	(0.34)		(0.39)

Net asset value — end of period	$10.71		$10.62	$10.80	$10.65		$11.04

Total return	2.37	%(1)	1.49%	5.06%	(0.54)%		8.81%

Ratios/supplemental data:
Net assets, end of period (000s)	$23,755		$24,314	$5,457	$321		$356
Ratio of gross expense to average net assets	0.79	%(2)	0.79%	0.78%	0.78%		0.77%
Ratio of net expense to average net assets	0.79	%(2)	0.79%	0.78%	0.78%		0.77%
Ratio of investment income less gross expenses to average net assets	2.42	%(2)	2.05%	2.40%	2.41%		3.00%
Ratio of net investment income to average net assets	2.42	%(2)	2.05%	2.40%	2.41%		3.00%
Portfolio turnover rate	32	%(1)	31%	49%	511	%(4)	464	%(5)
The Class commenced operations on November 2, 2009.

(1)  Not annualized

(2)  Annualized

(3)  Based on average shares outstanding.

(4)  Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 101%.

(5)  Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 105%.

See notes to financial statements.

118 Payden Mutual Funds

	Payden Core Bond Fund - Investor Class
	2016		2015	2014	2013		2012
Net asset value — beginning of period	$10.64		$10.82	$10.67	$11.06		$10.54

Income (loss) from investment activities:
Net investment income	0.14		0.25 (1)	0.28 (1)	0.29	(1)	0.33
Net realized and unrealized gains (losses)	0.12		(0.07)	0.28	(0.32)		0.60

Total from investment activities	0.26		0.18	0.56	(0.03)		0.93

Distributions to shareholders:
From net investment income	(0.16)		(0.28)	(0.32)	(0.35)		(0.41)
From net realized gains	(0.01)		(0.08)	(0.09)	(0.01)		—

Total distributions to shareholders	(0.17)		(0.36)	(0.41)	(0.36)		(0.41)

Net asset value — end of period	$10.73		$10.64	$10.82	$10.67		$11.06

Total return	2.49	%(2)	1.73%	5.34%	(0.28)%		9.06%

Ratios/supplemental data:
Net assets, end of period (000s)	$699,248		$660,835	$593,724	$587,658		$645,700
Ratio of gross expense to average net assets	0.54	%(3)	0.54%	0.53%	0.52%		0.53%
Ratio of net expense to average net assets	0.54	%(3)	0.54%	0.53%	0.52%		0.53%
Ratio of investment income less gross expenses to average net assets	2.67	%(3)	2.30%	2.65%	2.66%		3.13%
Ratio of net investment income to average net assets	2.67	%(3)	2.30%	2.65%	2.66%		3.13%
Portfolio turnover rate	32	%(2)	31%	49%	511	%(4)	464	%(5)
The Fund commenced operations on December 31, 1993.
	Payden Corporate Bond Fund
	2016		2015	2014	2013		2012
Net asset value — beginning of period	$10.97		$11.37	$11.05	$11.60		$11.33

Income (loss) from investment activities:
Net investment income	0.17		0.35	0.39	0.38		0.45
Net realized and unrealized gains(losses)	0.25		(0.11)	0.50	(0.36)		0.75

Total from investment activities	0.42		0.24	0.89	0.02		1.20

Distributions to shareholders:
From net investment income	(0.17)		(0.34)	(0.41)	(0.37)		(0.45)
From net realized gains	(0.13)		(0.30)	(0.16)	(0.20)		(0.48)

Total distributions to shareholders	(0.30)		(0.64)	(0.57)	(0.57)		(0.93)

Net asset value — end of period	$11.09		$10.97	$11.37	$11.05		$11.60

Total return	3.98	%(2)	2.26%	8.31%	0.17%		11.39%

Ratios/supplemental data:
Net assets, end of period (000s)	$79,429		$71,542	$69,646	$66,279		$43,259
Ratio of gross expense to average net assets	0.76	%(3)	0.78%	0.79%	0.82%		0.91%
Ratio of net expense to average net assets	0.65	%(3)	0.65%	0.65%	0.65%		0.65%
Ratio of investment income less gross expenses to average net assets	3.13	%(3)	3.08%	3.42%	3.29%		3.77%
Ratio of net investment income to average net assets	3.24	%(3)	3.21%	3.56%	3.46%		4.03%
Portfolio turnover rate	77	%(2)	112%	104%	273	%(6)	487	%(7)
The Fund commenced operations on March 12, 2009.
(1)  Based on average shares outstanding.

(2)  Not annualized

(3)  Annualized

(4)  Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 101%.

(5)  Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 105%.

(6)  Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 123%.

(7)  Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 56%.

See notes to financial statements.

Semi-Annual Report 119

For the share outstanding for the periods ended April 30, 2016 (Unaudited) and October 31st

	Payden Strategic Income Fund — Adviser Class
	2016		2015		2014
Net asset value — beginning of period	$9.94		$9.98		$10.00

Income from investment activities:
Net investment income	0.10		0.18		0.08
Net realized and unrealized gains (losses)	0.05		(0.00	)(1)	(0.01)

Total from investment activities	0.15		0.18		0.07

Distributions to shareholders:
From net investment income	(0.10)		(0.19)		(0.09)
From net realized gains	—		(0.02)		—
Return of capital	—		(0.01)		—

Total distributions to shareholders	(0.10)		(0.22)		(0.09)

Net asset value — end of period	$9.99		$9.94		$9.98

Total return	1.53	%(2)	1.83%		0.73	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$6,170		$6,797		$2,932
Ratio of gross expense to average net assets	1.15	%(3)	1.16%		1.40	%(3)
Ratio of net expense to average net assets	1.05	%(3)	1.05%		1.05	%(3)
Ratio of investment income less gross expenses to average net assets	1.93	%(3)	1.81%		1.89	%(3)
Ratio of net investment income to average net assets	2.02	%(3)	1.92%		2.19	%(3)
Portfolio turnover rate	33	%(2)	30%		17	%(2)
The Fund commenced operations on May 8, 2014.
	Payden Strategic Income Fund — Investor Class
	2016		2015		2014
Net asset value — beginning of period	$9.96		$10.00		$10.00

Income from investment activities:
Net investment income	0.11		0.22		(0.09)
Net realized and unrealized gains (losses)	0.04		(0.01)		’(0.00	)(1)

Total from investment activities	0.15		0.21		(0.09)

Distributions to shareholders:
From net investment income	(0.11)		(0.22)		(0.09)
From net realized gains	—		(0.02)		—
Return of capital	—		(0.01)		—

Total distributions to shareholders	(0.11)		(0.25)		(0.09)

Net asset value — end of period	$10.00		$9.96		$10.00

Total return	1.56	%(2)	2.08	%(2)	0.94	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$145,052		$108,789		$55,453
Ratio of gross expense to average net assets	0.90	%(3)	0.90	%(3)	1.20	%(3)
Ratio of net expense to average net assets	0.80	%(3)	0.80	%(3)	0.80	%(3)
Ratio of investment income less gross expenses to average net assets	2.18	%(3)	2.06	%(3)	1.79	%(3)
Ratio of net investment income to average net assets	2.27	%(3)	2.17	%(3)	2.19	%(3)
Portfolio turnover rate	33	%(2)	30	%(2)	17	%(2)
The Fund commenced operations on May 8, 2014.

(1)  Amount is less than $0.005

(2)  Not annualized

(3)  Annualized

See notes to financial statements.

120 Payden Mutual Funds

	Payden Strategic Income Fund — SI Class
	2016		2015		2014
Net asset value — beginning of period	$9.96		$9.99		$10.00

Income from investment activities:
Net investment income	0.12		0.23		0.09
Net realized and unrealized gains (losses)	0.05		0.00		(0.00	)(1)

Total from investment activities	0.17		0.23		0.09

Distributions to shareholders:
From net investment income	(0.12)		(0.23)		(0.10)
From net realized gains	—		(0.02)		—
Return of capital	—		(0.01)		—

Total distributions to shareholders	(0.12)		(0.26)		(0.10)

Net asset value — end of period	$10.01		$9.96		$9.99

Total return	1.72	%(2)	2.32%		0.93	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$35,204		$37,766		$32,682
Ratio of gross expense to average net assets	0.90	%(3)	0.90%		1.17	%(3)
Ratio of net expense to average net assets	0.65	%(3)	0.65%		0.65	%(3)
Ratio of investment income less gross expenses to average net assets	2.13	%(3)	2.06%		1.87	%(3)
Ratio of net investment income to average net assets	2.43	%(3)	2.31%		2.39	%(3)
Portfolio turnover rate	33	%(2)	30%		17	%(2)
The Fund commenced operations on May 8, 2014.
	Payden Absolute Return Bond Fund — Advisor Class
	2016		2015
Net asset value — beginning of period	$9.93		$10.00

Income (loss) from investment activities:
Net investment income	0.11		0.16	(4)
Net realized and unrealized losses	(0.02)		(0.07)

Total from investment activities	0.09		0.09

Distributions to shareholders:
From net investment income	(0.11)		(0.16)

Net asset value — end of period	$9.91		$9.93

Total return	0.94	%(2)	0.86	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$37		$36
Ratio of gross expense to average net assets	1.28	%(3)	1.42	%(3)
Ratio of net expense to average net assets	0.95	%(3)	0.95	%(3)
Ratio of investment income less gross expenses to average net assets	1.84	%(3)	1.20	%(3)
Ratio of net investment income to average net assets	2.17	%(3)	1.67	%(3)
Portfolio turnover rate	24	%(2)	64	%(2)
The Fund commenced operations on November 6, 2014.

(1)  Amount is less than $0.005

(2)  Not annualized

(3)  Annualized

(4)  Based on average shares outstanding.

See notes to financial statements.

Semi-Annual Report 121

For the share outstanding for the periods ended April 30, 2016 (Unaudited) and October 31st

	Payden Absolute Return Bond Fund — Investor Class
	2016		2015
Net asset value — beginning of period	$9.92		$10.00

Income (loss) from investment activities:
Net investment income	0.11		0.17	(1)
Net realized and unrealized losses	(0.01)		(0.07)

Total from investment activities	0.10		0.10

Distributions to shareholders:
From net investment income	(0.12)		(0.18)

Total distributions to shareholders	(0.12)		(0.18)

Net asset value — end of period	$9.90		$9.92

Total return	1.07	%(2)	0.97	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$44,297		$42,121
Ratio of gross expense to average net assets	1.03	%(3)	1.17	%(3)
Ratio of net expense to average net assets	0.70	%(3)	0.70	%(3)
Ratio of investment income less gross expenses to average net assets	2.09	%(3)	1.45	%(3)
Ratio of net investment income to average net assets	2.42	%(3)	1.92	%(3)
Portfolio turnover rate	24	%(2)	64	%(2)
The Fund commenced operations on November 6, 2014.
	Payden Absolute Return Bond Fund — SI Class
	2016		2015
Net asset value — beginning of period	$9.93		$10.00

Income (loss) from investment activities:
Net investment income	0.12		0.19	(1)
Net realized and unrealized losses	(0.01)		(0.07)

Total from investment activities	0.11		0.12

Distributions to shareholders:
From net investment income	(0.13)		(0.19)

Total distributions to shareholders	(0.13)		(0.19)

Net asset value — end of period	$9.91		$9.93

Total return	1.14	%(2)	1.20	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$19,224		$18,830
Ratio of gross expense to average net assets	1.03	%(3)	1.17	%(3)
Ratio of net expense to average net assets	0.55	%(3)	0.55	%(3)
Ratio of investment income less gross expenses to average net assets	2.08	%(3)	1.32	%(3)
Ratio of net investment income to average net assets	2.57	%(3)	1.94	%(3)
Portfolio turnover rate	24	%(2)	64	%(2)
The Fund commenced operations on November 6, 2014.
(1) Based on average shares outstanding. (2) Not annualized (3) Annualized

See notes to financial statements.

122 Payden Mutual Funds

	Payden Floating Rate Fund — Adviser Class
	2016		2015	2014
Net asset value — beginning of period	$9.90		$9.97	$10.00

Income from investment activities:
Net investment income	0.14		0.27	0.24
Net realized and unrealized gains (losses)	0.02		(0.03)	(0.03)

Total from investment activities	0.16		0.24	0.21

Distributions to shareholders:
From net investment income	(0.16)		(0.28)	(0.24)
From net realized gains	—		(0.03)	—

Total distributions to shareholders	(0.16)		(0.31)	(0.24)

Net asset value — end of period	$9.90		$9.90	$9.97

Total return	1.54	%(1)	2.48%	2.15	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$219		$128	$40
Ratio of gross expense to average net assets	1.12	%(2)	1.09%	1.14	%(2)
Ratio of net expense to average net assets	1.00	%(2)	1.00%	0.99	%(2)
Ratio of investment income less gross expenses to average net assets	3.10	%(2)	2.75%	2.77	%(2)
Ratio of net investment income to average net assets	3.22	%(2)	2.84%	2.92	%(2)
Portfolio turnover rate	15	%(1)	39%	18	%(1)
The Class commenced operations on November 11, 2013.
	Payden Floating Rate Fund — Investor Class
	2016		2015	2014
Net asset value — beginning of period	$9.89		$9.97	$10.00

Income from investment activities:
Net investment income	0.17		0.32	0.27
Net realized and unrealized gains (losses)	(0.01)		(0.06)	(0.03)

Total from investment activities	0.16		0.26	0.24

Distributions to shareholders:
From net investment income	(0.17)		(0.31)	(0.27)
From net realized gains	—		(0.03)	—

Total distributions to shareholders	(0.17)		(0.34)	(0.27)

Net asset value — end of period	$9.88		$9.89	$9.97

Total return	1.66	%(1)	2.64%	2.39	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$47,236		$42,478	$46,586
Ratio of gross expense to average net assets	0.87	%(2)	0.84%	0.90	%(2)
Ratio of net expense to average net assets	0.75	%(2)	0.75%	0.75	%(2)
Ratio of investment income less gross expenses to average net assets	3.35	%(2)	3.00%	3.03	%(2)
Ratio of net investment income to average net assets	3.47	%(2)	3.09%	3.17	%(2)
Portfolio turnover rate	15	%(1)	39%	18	%(1)
The Fund commenced operations on November 11, 2013.

(1)  Not annualized

(2)  Annualized

See notes to financial statements.

Semi-Annual Report 123

For the share outstanding for the periods ended April 30, 2016 (Unaudited) and October 31st

	Payden Floating Rate Fund — SI Class
	2016		2015	2014
Net asset value — beginning of period	$9.90		$9.98	$10.00

Income from investment activities:
Net investment income	0.18		0.32	0.28
Net realized and unrealized gains (losses)	(0.02)		(0.05)	(0.02)

Total from investment activities	0.16		0.27	0.26

Distributions to shareholders:
From net investment income	(0.18)		(0.32)	(0.28)
From net realized gains	—		(0.03)	—

Total distributions to shareholders	(0.18)		(0.35)	(0.28)

Net asset value — end of period	$9.88		$9.90	$9.98

Total return	1.71	%(1)	2.74%	2.59	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$119,802		$124,006	$119,799
Ratio of gross expense to average net assets	0.87	%(2)	0.84%	0.89	%(2)
Ratio of net expense to average net assets	0.65	%(2)	0.65%	0.65	%(2)
Ratio of investment income less gross expenses to average net assets	3.34	%(2)	3.01%	2.93	%(2)
Ratio of net investment income to average net assets	3.56	%(2)	3.20%	3.18	%(2)
Portfolio turnover rate	15	%(1)	39%	18	%(1)
The Fund commenced operations on November 11, 2013.
	Payden High Income Fund - Adviser Class
	2016		2015	2014		2013	2012
Net asset value — beginning of period	$6.42		$7.08	$7.28		$7.29	$7.05

Income (loss) from investment activities:
Net investment income	0.13		0.31	0.39		0.46	0.46
Net realized and unrealized gains (losses)	(0.04)		(0.37)	(0.01)		(0.06)	0.37

Total from investment activities	0.09		(0.06)	0.38		0.40	0.83

Distributions to shareholders:
From net investment income	(0.15)		(0.34)	(0.38)		(0.41)	(0.48)
From net realized gains	—		(0.26)	(0.20)		—	(0.09)
Return of capital	—		—	—		—	(0.02)

Total distributions to shareholders	(0.15)		(0.60)	(0.58)		(0.41)	(0.59)

Net asset value — end of period	$6.36		$6.42	$7.08		$7.28	$7.29

Total return	1.54	%(1)	(0.76)%	5.45%		5.56%	12.38%

Ratios/supplemental data:
Net assets, end of period (000s)	$13,559		$19,879	$3,968		$4,884	$5,974
Ratio of gross expense to average net assets	0.91	%(2)	0.92%	0.91%		0.91%	0.89%
Ratio of net expense to average net assets	0.91	%(2)	0.92%	0.91%		0.91%	0.89%
Ratio of investment income less gross expenses to average net assets	4.78	%(2)	4.98%	5.29%		5.79%	6.41%
Ratio of net investment income to average net assets	4.78	%(2)	4.98%	5.29%		5.79%	6.41%
Portfolio turnover rate	13	%(1)	32%	42%		25%	24%
The Class commenced operations on November 2, 2009.
(1) Not annualized (2) Annualized

See notes to financial statements.

124 Payden Mutual Funds

	Payden High Income Fund - Investor Class
	2016		2015	2014		2013	2012
Net asset value — beginning of period	$6.40		$7.08	$7.28		$7.29	$7.05

Income (loss) from investment activities:
Net investment income	0.16		0.36	0.40		0.44	0.48
Net realized and unrealized gains (losses)	(0.06)		(0.42)	(0.00	)(1)	(0.03)	0.37

Total from investment activities	0.10		(0.06)	0.40		0.41	0.85

Distributions to shareholders:
From net investment income	(0.16)		(0.36)	(0.40)		(0.42)	(0.49)
From net realized gains	—		(0.26)	(0.20)		—	(0.09)
Return of capital	—		—	—		—	(0.03)

Total distributions to shareholders	(0.16)		(0.62)	(0.60)		(0.42)	(0.61)

Net asset value — end of period	$6.34		$6.40	$7.08		$7.28	$7.29

Total return	1.65	%(2)	(0.79)%	5.75%		5.82%	12.69%

Ratios/supplemental data:
Net assets, end of period (000s)	$590,718		$603,937	$734,666		$892,360	$1,123,179
Ratio of gross expense to average net assets	0.66	%(3)	0.67%	0.66%		0.66%	0.64%
Ratio of net expense to average net assets	0.66	%(3)	0.67%	0.66%		0.66%	0.64%
Ratio of investment income less gross expenses to average net assets	5.19	%(3)	5.29%	5.54%		6.05%	6.70%
Ratio of net investment income to average net assets	5.19	%(3)	5.29%	5.54%		6.05%	6.70%
Portfolio turnover rate	13	%(2)	32%	42%		25%	24%
The Fund commenced operations on December 30, 1997.
	Payden California Municipal Income Fund
	2016		2015	2014		2013	2012
Net asset value — beginning of period	$10.39		$10.50	$10.27		$10.63	$10.11

Income (loss) from investment activities:
Net investment income	0.10		0.23	0.24		0.25	0.26
Net realized and unrealized gains (losses)	0.18		(0.03)	0.29		(0.24)	0.52

Total from investment activities	0.28		0.20	0.53		0.01	0.78

Distributions to shareholders:
From net investment income	(0.10)		(0.23)	(0.24)		(0.25)	(0.26)
From net realized gains	(0.12)		(0.08)	(0.06)		(0.12)	—

Total distributions to shareholders	(0.22)		(0.31)	(0.30)		(0.37)	(0.26)

Net asset value — end of period	$10.45		$10.39	$10.50		$10.27	$10.63

Total return	2.74	%(2)	1.87%	5.27%		0.02%	7.73%

Ratios/supplemental data:
Net assets, end of period (000s)	$51,068		$45,938	$46,729		$43,305	$49,811
Ratio of gross expense to average net assets	0.71	%(3)	0.70%	0.70%		0.66%	0.67%
Ratio of net expense to average net assets	0.55	%(3)	0.55%	0.55%		0.55%	0.56%
Ratio of investment income less gross expenses to average net assets	1.73	%(3)	2.03%	2.18%		2.26%	2.32%
Ratio of net investment income to average net assets	1.89	%(3)	2.17%	2.33%		2.37%	2.43%
Portfolio turnover rate	21	%(2)	45%	48%		24%	25%
The Fund commenced operations on December 17, 1998.

(1)  Amount is less than $0.005

(2)  Not annualized

(3)  Annualized

See notes to financial statements.

Semi-Annual Report 125

For the share outstanding for the periods ended April 30, 2016 (Unaudited) and October 31st

	Payden Global Low Duration Fund
	2016		2015	2014	2013	2012
Net asset value — beginning of period	$10.01		$10.10	$10.08	$10.10	$9.88

Income (loss) from investment activities:
Net investment income	0.05		0.12	0.12	0.14	0.21
Net realized and unrealized gains (losses)	0.01		(0.09)	0.02	(0.02)	0.33

Total from investment activities	0.06		0.03	0.14	0.12	0.54

Distributions to shareholders:
From net investment income	(0.06)		(0.02)	(0.12)	(0.13)	(0.32)
Return of capital	—		(0.10)	—	(0.01)	—

Total distributions to shareholders	(0.06)		(0.12)	(0.12)	(0.14)	(0.32)

Net asset value — end of period	$10.01		$10.01	$10.10	$10.08	$10.10

Total return	0.60	%(1)	0.32%	1.43%	1.19%	5.59%

Ratios/supplemental data:
Net assets, end of period (000s)	$133,525		$130,344	$139,965	$113,046	$70,544
Ratio of gross expense to average net assets	0.66	%(2)	0.69%	0.69%	0.71%	0.76%
Ratio of net expense to average net assets	0.55	%(2)	0.55%	0.55%	0.60%	0.71%
Ratio of investment income less gross expenses to average net assets	0.99	%(2)	1.05%	1.11%	1.29%	2.00%
Ratio of net investment income to average net assets	1.10	%(2)	1.18%	1.25%	1.41%	2.05%
Portfolio turnover rate	14	%(1)	35%	54%	84%	79%

The Fund commenced operations on September 18, 1996.

	Payden Global Fixed Income Fund
	2016		2015	2014	2013	2012
Net asset value — beginning of period	$8.87		$8.84	$8.53	$8.70	$8.71

Income (loss) from investment activities:
Net investment income	0.07		0.15	0.21	0.25	0.45
Net realized and unrealized gains (losses)	0.14		0.05	0.31	(0.19)	0.25

Total from investment activities	0.21		0.20	0.52	0.06	0.70

Distributions to shareholders:
From net investment income	(0.07)		(0.17)	(0.18)	(0.08)	(0.71)
From net realized gains	(0.10)		—	—	—	—
Return of capital	—		—	(0.03)	(0.15)	—

Total distributions to shareholders	(0.17)		(0.17)	(0.21)	(0.23)	(0.71)

Net asset value — end of period	$8.91		$8.87	$8.84	$8.53	$8.70

Total return	2.46	%(1)	2.27%	6.20%	0.69%	8.54%

Ratios/supplemental data:
Net assets, end of period (000s)	$93,953		$80,293	$50,679	$39,921	$48,221
Ratio of gross expense to average net assets	0.83	%(2)	0.81%	0.90%	0.94%	0.92%
Ratio of net expense to average net assets	0.65	%(2)	0.66%	0.70%	0.71%	0.72%
Ratio of investment income less gross expenses to average net assets	1.54	%(2)	1.63%	2.30%	2.57%	3.45%
Ratio of net investment income to average net assets	1.72	%(2)	1.78%	2.50%	2.81%	3.65%
Portfolio turnover rate	43	%(1)	44%	55%	75%	100%

The Fund commenced operations on September 1, 1992.

(1)  Not annualized

(2)  Annualized

See notes to financial statements.

126 Payden Mutual Funds

	Payden Emerging Markets Bond Fund - Adviser Class
	2016		2015	2014	2013	2012
Net asset value — beginning of period	$13.10		$14.14	$13.90	$15.45	$14.45

Income (loss) from investment activities:
Net investment income	0.36		0.63	0.70	0.76	0.78
Net realized and unrealized gains (losses)	0.23		(1.04)	0.29	(1.27)	1.33

Total from investment activities	0.59		(0.41)	0.99	(0.51)	2.11

Distributions to shareholders:
From net investment income	(0.34)		(0.63)	(0.60)	(0.79)	(0.82)
From net realized gains	—		—	(0.05)	(0.25)	(0.29)
Return of capital	—		—	(0.10)	—	—

Total distributions to shareholders	(0.34)		(0.63)	(0.75)	(1.04)	(1.11)

Net asset value — end of period	$13.35		$13.10	$14.14	$13.90	$15.45

Total return	4.63	%(1)	(2.94)%	7.32%	(3.54)%	15.49%

Ratios/supplemental data:
Net assets, end of period (000s)	$29,374		$29,481	$21,754	$20,133	$27,784
Ratio of gross expense to average net assets	1.00	%(2)	1.01%	1.03%	1.01%	1.02%
Ratio of net expense to average net assets	1.00	%(2)	1.01%	1.03%	1.01%	1.02%
Ratio of investment income less gross expenses to average net assets	5.65	%(2)	4.73%	5.03%	5.14%	5.33%
Ratio of net investment income to average net assets	5.65	%(2)	4.73%	5.03%	5.14%	5.33%
Portfolio turnover rate	25	%(1)	54%	73%	95%	74%

The Class commenced operations on November 2, 2009.

	Payden Emerging Markets Bond Fund - Investor Class
	2016		2015	2014	2013	2012
Net asset value — beginning of period	$13.08		$14.11	$13.88	$15.42	$14.42

Income (loss) from investment activities:
Net investment income	0.38		0.67	0.75	0.79	0.82
Net realized and unrealized gains (losses)	0.23		(1.04)	0.26	(1.26)	1.33

Total from investment activities	0.61		(0.37)	1.01	(0.47)	2.15

Distributions to shareholders:
From net investment income	(0.35)		(0.66)	(0.63)	(0.82)	(0.86)
From net realized gains	—		—	(0.05)	(0.25)	(0.29)
Return of capital	—		—	(0.10)	—	—

Total distributions to shareholders	(0.35)		(0.66)	(0.78)	(1.07)	(1.15)

Net asset value — end of period	$13.34		$13.08	$14.11	$13.88	$15.42

Total return	4.80	%(1)	(2.65)%	7.53%	(3.25)%	15.80%

Ratios/supplemental data:
Net assets, end of period (000s)	$424,152		$416,408	$379,923	$463,873	$575,777
Ratio of gross expense to average net assets	0.75	%(2)	0.76%	0.78%	0.76%	0.78%
Ratio of net expense to average net assets	0.75	%(2)	0.76%	0.78%	0.76%	0.78%
Ratio of investment income less gross expenses to average net assets	5.90	%(2)	4.98%	5.29%	5.39%	5.62%
Ratio of net investment income to average net assets	5.90	%(2)	4.98%	5.29%	5.39%	5.62%
Portfolio turnover rate	25	%(1)	54%	73%	95%	74%

The Fund commenced operations on December 17, 1998.

(1)  Not annualized

(2)  Annualized

(3)  Amount is less than $0.005

See notes to financial statements.

Semi-Annual Report 127

For the share outstanding for the periods ended April 30, 2016 (Unaudited) and October 31st

	Payden Emerging Markets Bond Fund - SI Class
	2016		2015	2014	2013	2012
Net asset value — beginning of period	$13.07		$14.10	$13.87	$15.42	$14.47

Income from investment activities:
Net investment income	0.39		0.68	0.74	0.81	0.44
Net realized and unrealized gains (losses)	0.22		(1.04)	0.28	(1.27)	0.99

Total from investment activities	0.61		(0.36)	1.02	(0.46)	1.43

Distributions to shareholders:
From net investment income	(0.36)		(0.67)	(0.64)	(0.84)	(0.48)
From net realized gains	—		—	(0.05)	(0.25)	—
Return of capital	—		—	(0.10)	—	—

Total distributions to shareholders	(0.36)		(0.67)	(0.79)	(1.09)	(0.48)

Net asset value — end of period	$13.32		$13.07	$14.10	$13.87	$15.42

Total return	4.78	%(1)	(2.58)%	7.64%	(3.23)%	10.04	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$566,800		$518,220	$450,550	$399,432	$449,295
Ratio of gross expense to average net assets	0.75	%(2)	0.76%	0.77%	0.76%	0.76	%(2)
Ratio of net expense to average net assets	0.68	%(2)	0.69%	0.69%	0.69%	0.69	%(2)
Ratio of investment income less gross expenses to average net assets	5.90	%(2)	4.98%	5.28%	5.40%	5.30	%(2)
Ratio of net investment income to average net assets	5.97	%(2)	5.05%	5.35%	5.47%	5.37	%(2)
Portfolio turnover rate	25	%(1)	54%	73%	95%	74%

The Class commenced operations on April 9, 2012.

	Payden Emerging Markets Local Bond Fund - Adviser Class
	2016		2015	2014	2013	2012
Net asset value — beginning of period	$6.66		$8.47	$9.32	$10.24	$10.00

Income from investment activities:
Net investment income	0.19		0.38	0.49	0.30	0.56
Net realized and unrealized gains (losses)	0.35		(1.82)	(0.87)	(0.74)	0.14

Total from investment activities	0.54		(1.44)	(0.38)	(0.44)	0.70

Distributions to shareholders:
From net investment income	(0.17)		—	—	(0.31)	(0.37)
Return of capital	—		(0.37)	(0.47)	(0.17)	(0.09)

Total distributions to shareholders	(0.17)		(0.37)	(0.47)	(0.48)	(0.46)

Net asset value — end of period	$7.03		$6.66	$8.47	$9.32	$10.24

Total return	7.68	%(1)	(17.26)%	(4.09)%	(4.45)%	7.26	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$120		$169	$398	$530	$21
Ratio of gross expense to average net assets	1.21	%(2)	1.23%	1.21%	1.16%	1.35	%(2)
Ratio of net expense to average net assets	1.24	%(2)	1.22%	1.21%	1.16%	1.24	%(2)
Ratio of investment income less gross expenses to average net assets	5.28	%(2)	5.01%	5.34%	5.07%	4.71	%(2)
Ratio of net investment income to average net assets	5.26	%(2)	5.03%	5.34%	5.07%	4.82	%(2)
Portfolio turnover rate	41	%(1)	106%	99%	114%	91	%(1)

The Fund commenced operations November 2, 2011.

(1)   Not annualized

(2)   Annualized

See notes to financial statements.

128 Payden Mutual Funds

	Payden Emerging Markets Local Bond Fund - Investor Class
	2016		2015	2014		2013	2012
Net asset value — beginning of period	$6.66		$8.48	$9.33		$10.24	$10.00

Income from investment activities:
Net investment income	0.18		0.40	0.51		0.52	0.49
Net realized and unrealized gains (losses)	0.37		(1.83)	(0.86)		(0.92)	0.24

Total from investment activities	0.55		(1.43)	(0.35)		(0.40)	0.73

Distributions to shareholders:
From net investment income	(0.18)		—	—		(0.32)	(0.40)
Return of capital	—		(0.39)	(0.50)		(0.19)	(0.09)

Total distributions to shareholders	(0.18)		(0.39)	(0.50)		(0.51)	(0.49)

Net asset value — end of period	$7.03		$6.66	$8.48		$9.33	$10.24

Total return	7.83	%(1)	(17.16)%	(3.84)%		(4.12)%	7.58	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$150,384		$125,970	$174,827		$248,377	$118,921
Ratio of gross expense to average net assets	0.96	%(2)	0.98%	0.96%		0.91%	1.07	%(2)
Ratio of net expense to average net assets	0.99	%(2)	0.97%	0.96%		0.91%	0.99	%(2)
Ratio of investment income less gross expenses to average net assets	5.53	%(2)	5.26%	5.59%		5.27%	5.14	%(2)
Ratio of net investment income to average net assets	5.51	%(2)	5.28%	5.59%		5.27%	5.22	%(2)
Portfolio turnover rate	41	%(1)	106%	99%		114%	91	%(1)
The Fund commenced operations on November 2, 2011.
	Payden Emerging Markets Corporate Bond Fund — Adviser Class
	2016		2015	2014
Net asset value — beginning of period	$9.63		$10.40	$10.00

Income from investment activities:
Net investment income	0.21		0.53	0.39
Net realized and unrealized gains (losses)	0.13		(0.72)	0.41

Total from investment activities	0.34		(0.19)	0.80

Distributions to shareholders:
From net investment income	(0.19)		(0.40)	(0.40)
From net realized gains	—		(0.18)	—

Total distributions to shareholders	(0.19)		(0.58)	(0.40)

Net asset value — end of period	$9.78		$9.63	$10.40

Total return	3.59	%(1)	(1.94)%	8.17	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$148		$15	$217
Ratio of gross expense to average net assets	1.62	%(2)	1.58%	1.63	%(2)
Ratio of net expense to average net assets	1.20	%(2)	1.20%	1.20	%(2)
Ratio of investment income less gross expenses to average net assets	3.78	%(2)	3.71%	3.61	%(2)
Ratio of net investment income to average net assets	4.22	%(2)	4.11%	4.04	%(2)
Portfolio turnover rate	43	%(1)	93%	100	%(1)

The Fund commenced operations on November 11, 2013.

(1)  Not annualized

(2)  Annualized

See notes to financial statements.

Semi-Annual Report 129

For the share outstanding for the periods ended April 30, 2016 (Unaudited) and October 31st

	Payden Emerging Markets Corporate Bond Fund — Investor Class
	2016		2015	2014
Net asset value — beginning of period	$9.62		$10.39	$10.00

Income from investment activities:
Net investment income	0.19		0.43	0.64
Net realized and unrealized gains (losses)	0.15		(0.59)	0.18

Total from investment activities	0.34		(0.16)	0.82

Distributions to shareholders:
From net investment income	(0.20)		(0.43)	(0.43)
From net realized gains	—		(0.18)	—

Total distributions to shareholders	(0.20)		(0.61)	(0.43)

Net asset value — end of period	$9.76		$9.62	$10.39

Total return	3.61	%(1)	(1.55)%	8.31	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$2,474		$1,401	$1,522
Ratio of gross expense to average net assets	1.37	%(2)	1.33%	1.42	%(2)
Ratio of net expense to average net assets	0.95	%(2)	0.95%	0.94	%(2)
Ratio of investment income less gross expenses to average net assets	3.99	%(2)	4.00%	3.90	%(2)
Ratio of net investment income to average net assets	4.42	%(2)	4.39%	4.37	%(2)
Portfolio turnover rate	43	%(1)	93%	100	%(1)
The Fund commenced operations on November 11, 2013.
	Payden Emerging Markets Corporate Bond Fund — SI Class
	2016		2015	2014
Net asset value — beginning of period	$9.63		$10.40	$10.00

Income from investment activities:
Net investment income	0.21		0.45	0.44
Net realized and unrealized gains (losses)	0.13		(0.60)	0.40

Total from investment activities	0.34		(0.15)	0.84

Distributions to shareholders:
From net investment income	(0.20)		(0.44)	(0.44)
From net realized gains	—		(0.18)	—

Total distributions to shareholders	(0.20)		(0.62)	(0.44)

Net asset value — end of period	$9.77		$9.63	$10.40

Total return	3.66	%(1)	(1.47)%	8.52	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$36,766		$34,600	$41,662
Ratio of gross expense to average net assets	1.38	%(2)	1.33%	1.39	%(2)
Ratio of net expense to average net assets	0.85	%(2)	0.85%	0.85	%(2)
Ratio of investment income less gross expenses to average net assets	3.94	%(2)	4.01%	3.89	%(2)
Ratio of net investment income to average net assets	4.47	%(2)	4.49%	4.43	%(2)
Portfolio turnover rate	43	%(1)	93%	100	%(1)

The Fund commenced operations on November 11, 2013.

(1)  Not annualized

(2)  Annualized

See notes to financial statements.

130 Payden Mutual Funds

	Payden Equity Income Fund - Adviser Class
	2016		2015	2014	2013	2012
Net asset value — beginning of period	$13.98		$14.40	$12.64	$11.12	$10.13

Income from investment activities:
Net investment income	0.21		0.32	0.36	0.45	0.43
Net realized and unrealized gains	0.38		0.05	1.72	1.54	1.02

Total from investment activities	0.59		0.37	2.08	1.99	1.45

Distributions to shareholders:
From net investment income	(0.23)		(0.36)	(0.21)	(0.47)	(0.46)
From net realized gains	—		(0.43)	(0.11)	—	—

Total distributions to shareholders	(0.23)		(0.79)	(0.32)	(0.47)	(0.46)

Net asset value — end of period	$14.34		$13.98	$14.40	$12.64	$11.12

Total return	4.24	%(1)	2.66%	16.66%	18.20%	14.46	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$4,841		$4,567	$4,742	$4,274	$3,468
Ratio of gross expense to average net assets	1.05	%(2)	1.05%	1.08%	1.13%	1.18	%(2)
Ratio of net expense to average net assets	1.01	%(2)	1.05%	1.05%	1.05%	1.06	%(2)
Ratio of investment income less gross expenses to average net assets	3.10	%(2)	2.29%	2.52%	3.68%	4.32	%(2)
Ratio of net investment income to average net assets	3.13	%(2)	2.27%	2.55%	3.76%	4.44	%(2)
Portfolio turnover rate	7	%(1)	48%	51%	86%	182	%(1)

The Class commenced operations on December 1, 2011.

	Payden Equity Income Fund - Investor Class
	2016		2015	2014	2013	2012
Net asset value — beginning of period	$13.97		$14.39	$12.64	$11.12	$10.11

Income from investment activities:
Net investment income	0.23		0.35	0.38	0.48	0.48
Net realized and unrealized gains	0.38		0.05	1.72	1.54	1.05

Total from investment activities	0.61		0.40	2.10	2.02	1.53

Distributions to shareholders:
From net investment income	(0.25)		(0.39)	(0.24)	(0.50)	(0.52)
From net realized gains	—		(0.43)	(0.11)	—	—

Total distributions to shareholders	(0.25)		(0.82)	(0.35)	(0.50)	(0.52)

Net asset value — end of period	$14.33		$13.97	$14.39	$12.64	$11.12

Total return	4.36	%(1)	2.90%	16.88%	18.51%	15.40%

Ratios/supplemental data:
Net assets, end of period (000s)	$388,368		$281,163	$275,222	$211,644	$168,572
Ratio of gross expense to average net assets	0.80	%(2)	0.80%	0.83%	0.87%	0.93%
Ratio of net expense to average net assets	0.76	%(2)	0.80%	0.80%	0.80%	0.80%
Ratio of investment income less gross expenses to average net assets	3.25	%(2)	2.54%	2.74%	3.91%	4.48%
Ratio of net investment income to average net assets	3.29	%(2)	2.53%	2.77%	3.99%	4.61%
Portfolio turnover rate	7	%(1)	48%	51%	86%	182%

The Fund commenced operations on November 1, 1996.

(1)  Not annualized

(2)  Annualized

See notes to financial statements.

Semi-Annual Report 131

For the share outstanding for the periods ended April 30, 2016 (Unaudited) and October 31st

	Payden Equity Income Fund — SI Class
	2016		2015	2014
Net asset value — beginning of period	$13.97		$14.39	$13.92

Income from investment activities:
Net investment income	0.23		0.38	0.09
Net realized and unrealized gains	0.40		0.04	0.46

Total from investment activities	0.63		0.42	0.55

Distributions to shareholders:
From net investment income	(0.26)		(0.41)	(0.08)
From net realized gains	—		(0.43)	—

Total distributions to shareholders	(0.26)		(0.84)	(0.08)

Net asset value — end of period	$14.34		$13.97	$14.39

Total return	4.50	%(1)	3.04%	3.94	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$300,506		$277,634	$186,735
Ratio of gross expense to average net assets	0.76	%(2)	0.79%	0.83	%(2)
Ratio of net expense to average net assets	0.65	%(2)	0.65%	0.65	%(2)
Ratio of investment income less gross expenses to average net assets	3.37	%(2)	2.51%	2.48	%(2)
Ratio of net investment income to average net assets	3.48	%(2)	2.66%	2.64	%(2)
Portfolio turnover rate	7	%(1)	48%	51	%(1)

The Class commenced operations on August 1, 2014.

(1)  Not annualized

(2)  Annualized

See notes to financial statements.

132 Payden Mutual Funds

Understanding Your Fund’s Expenses

Shareholders of mutual funds, incur two types of costs: transaction costs incurred from buying or selling fund shares and ongoing costs incurred from the funds daily operations. The table below is provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the six-month period ended April 30, 2016. It uses each Fund’s actual return and expense ratio for the period (182/366 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expense that you paid over the period, divide your beginning account value by 1,000 and multiply the quotient by the number in the Expenses Paid During the Period column.

	Value November 1, 2015	Value April 30, 2016	6-Month Return	Expense Ratio	Expenses Paid
Cash Reserves Money Market	$1,000.00	$1,000.30	0.03%	0.22%	$1.09
Limited Maturity	1,000.00	1,006.20	0.62%	0.28%	1.40
Low Duration	1,000.00	1,006.90	0.69%	0.46%	2.30
U.S. Government Adviser Class	1,000.00	1,007.40	0.74%	0.70%	3.49
U.S. Government Investor Class	1,000.00	1,007.80	0.78%	0.45%	2.25
GNMA Adviser Class	1,000.00	1,017.70	1.77%	0.75%	3.76
GNMA Investor Class	1,000.00	1,019.00	1.90%	0.50%	2.51
Core Bond Adviser Class	1,000.00	1,023.70	2.37%	0.79%	3.97
Core Bond Investor Class	1,000.00	1,024.90	2.49%	0.54%	2.72
Corporate Bond	1,000.00	1,039.80	3.98%	0.65%	3.30
Strategic Income Adviser Class	1,000.00	1,015.30	1.53%	1.05%	5.26
Strategic Income Investor Class	1,000.00	1,015.60	1.56%	0.80%	4.01
Strategic Income SI Class	1,000.00	1,017.20	1.72%	0.65%	3.26
Absolute Return Bond Adviser Class	1,000.00	1,009.40	0.94%	0.95%	4.75
Absolute Return Bond Investor Class	1,000.00	1,010.70	1.07%	0.70%	3.50
Absolute Return Bond SI Class	1,000.00	1,011.40	1.14%	0.55%	2.75
Floating Rate Adviser Class	1,000.00	1,015.40	1.54%	1.00%	5.01
Floating Rate Investor Class	1,000.00	1,016.60	1.66%	0.75%	3.76
Floating Rate SI Class	1,000.00	1,017.10	1.71%	0.65%	3.26
High Income Adviser Class	1,000.00	1,015.40	1.54%	0.91%	4.56
High Income Investor Class	1,000.00	1,016.50	1.65%	0.66%	3.31
California Municipal Income	1,000.00	1,027.40	2.74%	0.55%	2.77
Global Low Duration	1,000.00	1,006.00	0.60%	0.55%	2.74
Global Fixed Income	1,000.00	1,024.60	2.46%	0.65%	3.27
Emerging Markets Bond Adviser Class	1,000.00	1,046.30	4.63%	1.00%	5.09
Emerging Markets Bond Investor Class	1,000.00	1,048.00	4.80%	0.75%	3.82
Emerging Markets Bond SI Class	1,000.00	1,047.80	4.78%	0.68%	3.46
Emerging Markets Local Bond Adviser Class	1,000.00	1,076.80	7.68%	1.24%	6.40
Emerging Markets Local Bond Investor Class	1,000.00	1,078.30	7.83%	0.99%	5.12
Emerging Markets Corporate Bond Adviser Class	1,000.00	1,035.90	3.59%	1.20%	6.07
Emerging Markets Corporate Bond Investor Class	1,000.00	1,036.10	3.61%	0.95%	4.81
Emerging Markets Corporate Bond SI Class	1,000.00	1,036.60	3.66%	0.85%	4.30
Equity Income Adviser Class	1,000.00	1,042.40	4.24%	1.01%	5.13
Equity Income Investor Class	1,000.00	1,043.60	4.36%	0.76%	3.86
Equity Income SI Class	1,000.00	1,045.00	4.50%	0.65%	3.30

Semi-Annual Report 133

Hypothetical Expenses

The table below is provided so that you can compare a Fund’s ongoing expenses with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return, and each Fund’s actual expense ratio (182/366 days) for the six-month period ended April 30, 2016 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value November 1, 2015	Value April 30, 2016	6-Month Return	Expense Ratio	Expenses Paid
Cash Reserves Money Market	$1,000.00	$1,023.77	2.38%	0.22%	$1.11
Limited Maturity	1,000.00	1,023.47	2.35%	0.28%	1.41
Low Duration	1,000.00	1,022.58	2.26%	0.46%	2.31
U.S. Government Adviser Class	1,000.00	1,021.38	2.14%	0.70%	3.52
U.S. Government Investor Class	1,000.00	1,022.63	2.26%	0.45%	2.26
GNMA Adviser Class	1,000.00	1,021.13	2.11%	0.75%	3.77
GNMA Investor Class	1,000.00	1,022.38	2.24%	0.50%	2.51
Core Bond Adviser Class	1,000.00	1,020.93	2.09%	0.79%	3.97
Core Bond Investor Class	1,000.00	1,022.18	2.22%	0.54%	2.72
Corporate Bond	1,000.00	1,021.63	2.16%	0.65%	3.27
Strategic Income Adviser Class	1,000.00	1,019.64	1.96%	1.05%	5.27
Strategic Income Investor Class	1,000.00	1,020.89	2.09%	0.80%	4.02
Strategic Income SI Class	1,000.00	1,021.63	2.16%	0.65%	3.27
Absolute Return Bond Adviser Class	1,000.00	1,020.14	2.01%	0.95%	4.77
Absolute Return Bond Investor Class	1,000.00	1,021.38	2.14%	0.70%	3.52
Absolute Return Bond SI Class	1,000.00	1,022.13	2.21%	0.55%	2.77
Floating Rate Bond Adviser Class	1,000.00	1,019.89	1.99%	1.00%	5.02
Floating Rate Bond Investor Class	1,000.00	1,021.13	2.11%	0.75%	3.77
Floating Rate Bond SI Class	1,000.00	1,021.63	2.16%	0.65%	3.27
High Income Adviser Class	1,000.00	1,020.34	2.03%	0.91%	4.57
High Income Investor Class	1,000.00	1,021.58	2.16%	0.66%	3.32
California Municipal Income	1,000.00	1,022.13	2.21%	0.55%	2.77
Global Low Duration	1,000.00	1,022.13	2.21%	0.55%	2.77
Global Fixed Income	1,000.00	1,021.63	2.16%	0.65%	3.27
Emerging Markets Bond Adviser Class	1,000.00	1,019.89	1.99%	1.00%	5.02
Emerging Markets Bond Investor Class	1,000.00	1,021.13	2.11%	0.75%	3.77
Emerging Markets Bond SI Class	1,000.00	1,021.48	2.15%	0.68%	3.42
Emerging Markets Local Bond Adviser Class	1,000.00	1,018.70	1.87%	1.24%	6.22
Emerging Markets Local Bond Investor Class	1,000.00	1,019.94	1.99%	0.99%	4.97
Emerging Markets Corporate Bond Adviser Class	1,000.00	1,018.90	1.89%	1.20%	6.02
Emerging Markets Corporate Bond Investor Class	1,000.00	1,020.14	2.01%	0.95%	4.77
Emerging Markets Corporate Bond SI Class	1,000.00	1,020.64	2.06%	0.85%	4.27
Equity Income Adviser Class	1,000.00	1,019.84	1.98%	1.01%	5.07
Equity Income Investor Class	1,000.00	1,021.08	2.11%	0.76%	3.82
Equity Income SI Class	1,000.00	1,021.63	2.16%	0.65%	3.27

134 Payden Mutual Funds

Name & Address	Position with Fund	Year Elected	Number of Portfolios	Principal Occupation(s)	Other Directorships Held

333 S. Grand Avenue
Los Angeles, CA 90071

Trustees (1)

W. D. Hilton, Jr.	Independent Trustee	1993	19	President and CEO, Trust Service, Inc.; Executive Director, NGC Bodily Injury Trust; and Managing Trustee, Fuller-Austin Trust

Thomas V. McKernan, Jr.	Independent Trustee	1993	19	Chairman, Automobile Club of Southern California

Rosemarie T. Nassif	Independent Trustee	2008	19	President Emerita, Holy Names University; Program Director, Conrad Hilton Foundation

Andrew J. Policano	Independent Trustee	2008	19	Dean Emeritus and Dean’s Leadership Circle, Professor, The Paul Merage School of Business, University of California, Irvine	Director, Badger Meter, Inc.; Director, Rockwell Collins

Dennis C. Poulsen	Independent Trustee	1992	19	Chairman of the Advisory Board, Rose Hills Company

Stender E. Sweeney	Independent Trustee	1992	19	Private Investor	Director, Avis Budget Group, Inc.

Joan A. Payden	Interested Trustee	1992	19	President, CEO and Director, Payden & Rygel

Michael E. Salvay	Interested Trustee	2009	19	Managing Principal, Payden & Rygel

Mary Beth Syal	Interested Trustee	2000	19	Managing Principal and Director, Payden & Rygel

Officers (2)

Joan A. Payden	Chairman and CEO	1992		President, CEO and Director, Payden & Rygel

Brian W. Matthews	Vice President and CFO	2003		Managing Principal, CFO and Director, Payden & Rygel

Yot Chattrabhuti	Vice President	1997		Principal, Payden & Rygel

Bradley F. Hersh	Vice President and Treasurer	1998		Principal and Treasurer, Payden & Rygel

David L. Wagner	Vice President and CCO	1996		Senior Vice President, Risk Management, Payden & Rygel

Edward S. Garlock	Secretary	1997		Managing Principal, General Counsel and Director, Payden & Rygel

Additional information about the Trustees can be found in the SAI.

(1)  Trustees do not have a set term of office, but serve until their resignation, death or removal.

(2)  Officers are elected by, and serve at the pleasure of, The Board of Trustees.

Semi-Annual Report 135

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Payden Mutual Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member FINRA.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund’s proxy voting guidelines and proxy voting record, visit the SEC’s web site at http://www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

» U.S. BOND FUNDS
Payden Cash Reserves Money Market Fund (PBHXX)
Payden Limited Maturity Fund (PYLMX)
Payden Low Duration Fund (PYSBX)
Payden U.S. Government Fund — Investor Class (PYUSX)
Payden U.S. Government Fund — Adviser Class (PYUWX)
Payden GNMA Fund — Investor Class (PYGNX)
Payden GNMA Fund — Adviser Class (PYGWX)
Payden Core Bond Fund — Investor Class (PYCBX)
Payden Core Bond Fund — Adviser Class (PYCWX)
Payden Corporate Bond Fund (PYACX)
Payden Strategic Income Fund — SI Class (PYSIX)
Payden Strategic Income Fund — Investor Class (PYSGX)
Payden Strategic Income Fund — Adviser Class (PYSWX)
Payden Absolute Return Bond Fund — SI Class (PYAIX)
Payden Absolute Return Bond Fund — Investor Class (PYARX)
Payden Absolute Return Bond Fund — Adviser Class (PYAWX)
Payden Floating Rate Fund — SI Class (PYFIX)
Payden Floating Rate Fund — Investor Class (PYFRX)
Payden Floating Rate Fund — Adviser Class (PYFAX)
Payden High Income Fund — Investor Class (PYHRX)
Payden High Income Fund — Adviser Class (PYHWX)
» TAX EXEMPT BOND FUND
Payden California Municipal Income Fund (PYCRX)
» GLOBAL BOND FUNDS
Payden Global Low Duration Fund (PYGSX)
Payden Global Fixed Income Fund (PYGFX)
Payden Emerging Markets Bond Fund — SI Class (PYEIX)
Payden Emerging Markets Bond Fund — Investor Class (PYEMX)
Payden Emerging Markets Bond Fund — Adviser Class (PYEWX)
Payden Emerging Markets Local Bond Fund — Investor Class (PYELX)
Payden Emerging Markets Local Bond Fund — Adviser Class (PYEAX)
Payden Emerging Markets Corporate Bond Fund — SI Class (PYCIX)
Payden Emerging Markets Corporate Bond Fund — Investor Class (PYCEX)
Payden Emerging Markets Corporate Bond Fund — Adviser Class (PYCAX)
» EQUITY FUND
Payden Equity Income Fund — SI Class (PYVSX)
Payden Equity Income Fund — Investor Class (PYVLX)
Payden Equity Income Fund — Adviser Class (PYVAX)
PAYDEN MUTUAL FUNDS
333 South Grand Avenue, Los Angeles, California 90071
800 5-PAYDEN 800 572-9336 payden.com

1	Management Discussion & Analysis

3	Portfolio Highlights & Investments

8	Statement of Assets & Liabilities

9	Statement of Operations

10	Statements of Changes in Net Assets

11	Notes to Financial Statements

20	Financial Highlights

22	Fund Expenses

23	Trustees & Officers

Semi-Annual Report

For the six-month period ended April 30, 2016, the Payden/Kravitz Cash Balance Plan Fund, SI Class (PKBIX) returned 0.35%, the Adviser Class (PKCBX) returned 0.20% and the Retirement Class (PKCRX) returned 0.09%. The Fund’s benchmark, the 30-year US Treasury Bond Yield from December 31st returned 1.44%. Risk assets experienced notable intra-period volatility, with prices on credit-related holdings coming under pressure in January and February. Currencies detracted, as the U.S. dollar took a pause from several quarters of strength against short positions in the euro and select Asian markets. While allocations to high yield, non-agency mortgage backed securities and syndicated bank loans recovered strongly into the end of the period, it was not enough to match the 30-year U.S. Treasury Yield return target. The Fund continues to invest in credit markets where recent price declines have provided enhanced yield opportunities. The Fund invests in futures, options and forward currency contracts, for both interest rate and credit risk hedging and investment purposes. Active currency management and interest rate duration management detracted from the Fund’s performance.

1   Payden Mutual Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

The Fund seeks a return equal to the yield on the 30-year U.S. Treasury Bond by investing in debt instruments and income producing securities of U.S. and foreign issuers with no limit on maturity.	Portfolio Composition - percent of value

	Corporate	36%
	Mortgage Backed	33%
	Asset Backed	19%
	Bank Loans	6%
	U.S. Treasury	3%
	Other	3%

Schedule of Investments - April 30, 2016 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (19%)
793,163	American Homes 4 Rent 2014-SFR1 144A,
	1.69%, 6/17/31 (a)	$784
619,577	American Residential Properties 2014-SFR1
	Trust 144A, 1.54%, 9/17/31 (a)	607
1,580,000	Apidos CDO 144A, 4.13%, 4/15/25 (a)	1,469
1,750,000	Babson CLO Ltd./Cayman Islands 144A,
	4.13%, 4/20/25 (a)	1,593
1,750,000	Carlyle Global Market Strategies CLO 2013-2
	Ltd. 144A, 4.38%, 4/18/25 (a)	1,640
850,000	Carlyle Global Market Strategies CLO 2015-2
	Ltd. 144A, 2.10%, 4/27/27 (a)	849
700,000	Cent CLO LP 144A, 1.76%, 7/23/25 (a)	688
1,750,000	Cent CLO LP 144A, 4.09%, 7/23/25 (a)	1,595
960,000	CIFC Funding 2013-III Ltd. 144A,
	3.89%, 10/24/25 (a)	865
608,841	Colony American Homes 2014-1 144A,
	1.59%, 5/17/31 (a)	604
580,271	Colony American Homes 2014-2 144A,
	1.39%, 7/17/31 (a)	572
698,924	Colony American Homes 2015-1 144A,
	1.64%, 7/17/32 (a)	693
1,750,000	Dryden XXII Senior Loan Fund 144A,
	3.82%, 8/15/25 (a)	1,589
2,100,000	Dryden XXXI Senior Loan Fund 144A,
	1.98%, 4/18/26 (a)	2,093
1,730,000	First Investors Auto Owner Trust 2016-1 144A,
	4.70%, 4/18/22 (a)	1,695
308,375	GE-WMC Asset-Backed Pass-Through
	Certificates Series 2005-2, 0.69%, 12/25/35	280
705,730	Invitation Homes 2013-SFR1 Trust 144A,
	1.59%, 12/17/30 (a)	702
1,260,754	Invitation Homes 2014-SFR1 Trust 144A,
	1.44%, 6/17/31 (a)	1,246
1,903,623	Invitation Homes 2014-SFR2 Trust 144A,
	1.54%, 9/17/31 (a)	1,890
832,015	Invitation Homes 2015-SFR2 Trust 144A,
	1.79%, 6/17/32 (a)	831
285,748	L.A. Arena Funding LLC 144A,
	7.66%, 12/15/26 (a)	309
56,413	Long Beach Mortgage Loan Trust,
	6.25%, 8/25/33	51
560,000	Madison Park Funding XIII Ltd. 144A,
	2.08%, 1/19/25 (a)	558
450,000	Octagon Investment Partners 24 Ltd. 144A,
	2.06%, 5/21/27 (a)	447
925,000	Octagon Investment Partners XIV Ltd. 144A,
	4.63%, 1/15/24 (a)	872

Principal or Shares	Security Description	Value (000)

1,450,000	Prestige Auto Receivables Trust 2016-1 144A,
	5.15%, 11/15/21 (a)	$1,461
700,000	Progress Residential 2015-SFR1 Trust 144A,
	1.84%, 2/17/32 (a)	700
65,500	Residential Asset Securities Corp. Trust,
	4.71%, 11/25/33	63
1,560,000	Santander Drive Auto Receivables Trust 2015-3,
	3.49%, 5/17/21	1,590
500,000	Symphony CLO XII Ltd. 144A,
	4.13%, 10/15/25 (a)	457
875,000	Tyron Park CLO Ltd. 144A, 4.13%, 7/15/25 (a)	808
2,150,000	Venture XVII CLO Ltd. 144A,
	2.11%, 7/15/26 (a)	2,134
639,449	VOLT XXII LLC 144A, 3.50%, 2/25/55 (a)	636
408,575	VOLT XXV LLC 144A, 3.50%, 6/26/45 (a)	404
484,756	VOLT XXVI LLC 144A, 3.13%, 9/25/43 (a)	480
1,119,865	VOLT XXXIII LLC 144A, 3.50%, 3/25/55 (a)	1,110
859,223	VOLT XXXIV LLC 144A, 3.25%, 2/25/55 (a)	847
682,466	VOLT XXXVIII LLC 144A, 3.88%, 9/25/45 (a)	678
1,950,000	Westlake Automobile Receivables Trust 2016-1
	144A, 4.55%, 9/15/21 (a)	1,957
Total Asset Backed (Cost - $38,537)		37,847
Bank Loans(b) (6%)
210,325	Activision Blizzard Inc. Term Loan B 1L,
	3.25%, 10/11/20	212
560,654	Allison Transmission Inc. Term Loan B3 1L,
	3.50%, 8/23/19	562
241,325	Asurion LLC, 5.00%, 7/30/22	240
264,481	Asurion LLC Term Loan B1 1L, 5.00%, 5/24/19	264
724,889	Berry Plastics Group Inc. Term Loan E 1L,
	3.75%, 1/06/21	727
839,850	Burlington Coat Factory Warehouse Corp. Term
	Loan B3 1L, 4.25%, 8/13/21	844
984,925	CDW LLC/CDW Finance Corp. Term Loan B 1L, 3.25%, 4/29/20	986
1,340,000	Charter Communications Operating LLC Term
	Loan H, 3.25%, 8/24/21	1,344
901,716	Dell Inc. Term Loan B IL, 4.00%, 4/29/20	903
579,155	Dollar Tree Inc. Term Loan B 1L,
	3.50%, 7/06/22	583
560,683	HUB International Ltd. Term Loan B 1L,
	4.25%, 10/02/20	556
950,000	J.C. Penney Corp., Inc. Term Loanl 1L, 6.00%,	953
560,625	Live Nation Entertainment Inc. Term Loan B1,
	3.50%, 8/16/20	564
677,613	Michaels Stores Inc. Term Loan B2 1L,
	4.00%, 1/28/20	681
893,233	PetSmart Inc., 4.25%, 3/10/22	892

3   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

772,045	Sabre Global Inc. Term Loan B 1L,
	4.00%, 2/19/19	$775
575,000	UPC Financing Partnership Term Loan 1L,
	3.34%, 6/30/21	575
Total Bank Loans (Cost - $11,610)		11,661
Corporate Bond (37%)
380,000	AbbVie Inc., 2.50%, 5/14/20	387
400,000	Actavis Funding SCS, 1.71%, 3/12/18	402
320,000	Actavis Funding SCS, 3.00%, 3/12/20	327
855,000	Air Canada 144A, 8.75%, 4/01/20 (a)	920
785,000	Air Lease Corp., 2.13%, 1/15/18	777
900,000	Aircastle Ltd., 4.63%, 12/15/18	934
890,000	Ally Financial Inc., 3.31%, 7/18/16	891
780,000	Ally Financial Inc., 4.25%, 4/15/21	796
630,000	American Airlines 2015-2 Class B Pass Through Trust, 4.40%, 9/22/23	628
870,000	American Axle & Manufacturing Inc.,
	6.25%, 3/15/21	908
850,000	Amgen Inc., 2.13%, 5/01/20	857
420,000	Amgen Inc., 3.88%, 11/15/21	458
600,000	Anglo American Capital PLC 144A,
	2.63%, 9/27/17 (a)	597
740,000	Anheuser-Busch InBev Finance Inc.,
	2.65%, 2/01/21	761
1,020,000	ANZ New Zealand International Ltd./London
	144A, 2.25%, 2/01/19 (a)	1,029
890,000	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc. 144A, 3.63%, 12/15/19 (a)	901
610,000	Arizona Public Service Co., 2.20%, 1/15/20	618
860,000	AT&T Inc., 2.45%, 6/30/20	874
600,000	AutoZone Inc., 2.50%, 4/15/21	603
1,130,000	Aviation Capital Group Corp. 144A,
	2.88%, 9/17/18 (a)	1,129
570,000	Banco Santander Chile 144A, 1.53%, 4/11/17 (a)	570
800,000	Barclays PLC, 2.88%, 6/08/20	799
600,000	Baxalta Inc. 144A, 2.88%, 6/23/20 (a)	601
240,000	Baxalta Inc. 144A, 5.25%, 6/23/45 (a)	260
520,000	Baylor Scott & White Holdings,
	2.12%, 11/15/20	521
280,000	BBVA Banco Continental SA 144A,
	2.25%, 7/29/16 (a)	280
410,000	Block Financial LLC, 4.13%, 10/01/20	420
470,000	BNZ International Funding Ltd.,
	2.35%, 3/04/19 (c)	475
375,000	CC Holdings GS V LLC / Crown Castle GS III
	Corp., 2.38%, 12/15/17	380
830,000	Centene Escrow Corp. 144A, 5.63%, 2/15/21 (a)	876
715,000	CommScope Inc. 144A, 4.38%, 6/15/20 (a)	740
295,000	Compass Bank, 2.75%, 9/29/19	296
510,000	Continental Airlines 2012-3 Class C Pass Thru
	Certificates, 6.13%, 4/29/18	536
630,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.88%, 2/08/22	679
850,000	Credit Suisse/New York NY, 1.70%, 4/27/18	850
470,000	CSC Holdings LLC, 8.63%, 2/15/19	523
790,000	CVS Health Corp., 2.80%, 7/20/20	821
209,000	DBS Bank Ltd., 1.24%, 7/15/21 (c)	209
480,000	DISH DBS Corp., 4.25%, 4/01/18	491

Principal or Shares	Security Description	Value (000)

380,000	DISH DBS Corp., 4.63%, 7/15/17	$390
1,270,000	Dominion Resources Inc./VA, 2.50%, 12/01/19	1,293
390,000	Dun & Bradstreet Corp., 4.00%, 6/15/20	388
570,000	E*TRADE Financial Corp., 5.38%, 11/15/22	606
230,000	Electronic Arts Inc., 3.70%, 3/01/21	241
450,000	Fifth Third Bank/Cincinnati OH,
	2.38%, 4/25/19	458
740,000	First Data Corp. 144A, 5.38%, 8/15/23 (a)	768
800,000	Ford Motor Credit Co. LLC, 2.24%, 6/15/18	806
1,010,000	Frontier Communications Corp.,
	6.25%, 9/15/21	944
890,000	General Motors Financial Co. Inc.,
	3.15%, 1/15/20	907
475,000	Glencore Funding LLC 144A, 1.99%, 1/15/19 (a)	447
1,395,000	Goldman Sachs Group Inc., 2.55%, 10/23/19	1,417
1,100,000	Guardian Life Global Funding 144A,
	2.00%, 4/26/21 (a)	1,103
800,000	HBOS PLC 144A, 6.75%, 5/21/18 (a)	868
370,000	HCA Inc., 4.25%, 10/15/19	385
195,000	HealthSouth Corp., 5.75%, 11/01/24	202
800,000	Hewlett Packard Enterprise Co. 144A,
	2.45%, 10/05/17 (a)	809
920,000	Hewlett Packard Enterprise Co. 144A,
	3.60%, 10/15/20 (a)	955
620,000	Home Depot Inc., 2.00%, 4/01/21	628
620,000	HSBC USA Inc., 1.70%, 3/05/18	621
280,000	Hyundai Capital America 144A,
	2.00%, 3/19/18 (a)	281
530,000	Hyundai Capital America 144A,
	2.40%, 10/30/18 (a)	535
250,000	Industrial & Commercial Bank of China
	Ltd./New York, 2.35%, 11/13/17	252
725,000	International Lease Finance Corp.,
	2.58%, 6/15/16	726
860,000	International Lease Finance Corp.,
	3.88%, 4/15/18	875
660,000	KeyCorp, 2.90%, 9/15/20	676
535,000	Keysight Technologies Inc., 3.30%, 10/30/19	536
310,000	Kinder Morgan Energy Partners LP,
	2.65%, 2/01/19	307
660,000	Kinder Morgan Inc./DE, 3.05%, 12/01/19	657
690,000	L Brands Inc., 5.63%, 2/15/22	762
560,000	Landry’s Inc. 144A, 9.38%, 5/01/20 (a)	589
380,000	Majapahit Holding BV 144A,
	8.00%, 8/07/19 (a)	434
730,000	Mallinckrodt International Finance SA /
	Mallinckrodt CB LLC 144A, 4.88%, 4/15/20 (a)	704
620,000	McGraw Hill Financial Inc., 5.90%, 11/15/17	659
660,000	Metropolitan Life Global Funding I 144A,
	2.30%, 4/10/19 (a)	673
185,000	MGM Resorts International, 6.75%, 10/01/20	198
185,000	Michaels Stores Inc. 144A, 5.88%, 12/15/20 (a)	194
1,680,000	Microsoft Corp., 2.38%, 2/12/22	1,735
250,000	Mitsubishi UFJ Trust & Banking Corp. 144A,
	1.60%, 10/16/17 (a)	250
740,000	Mizuho Financial Group Inc. 144A,
	2.63%, 4/12/21 (a)	741
780,000	Morgan Stanley, 2.45%, 2/01/19	792
895,000	Navient Corp., 6.00%, 1/25/17	911

Semi-Annual Report    4

Principal or Shares	Security Description	Value (000)

850,000	New Red Finance Inc. 144A, 6.00%, 4/01/22 (a)	$880
840,000	New York Life Global Funding 144A, 2.00%, 4/13/21 (a)	844
920,000	New York Life Global Funding 144A, 2.10%, 1/02/19 (a)	937
630,000	Newell Brands Inc., 3.15%, 4/01/21	653
870,000	NextEra Energy Capital Holdings Inc., 2.30%, 4/01/19	881
1,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (a)	958
845,000	Providence Health & Services Obligated Group, 1.43%, 10/01/16	845
162,000	Reynolds American Inc., 3.25%, 6/12/20	170
350,000	Schaeffler Holding Finance BV 144A, 6.25%, 11/15/19 (a)	366
670,000	Shell International Finance BV, 2.25%, 11/10/20	682
910,000	Skandinaviska Enskilda Banken AB 144A, 2.63%, 11/17/20 (a)	930
530,000	Southern Power Co., 1.50%, 6/01/18	529
860,000	Southwest Airlines Co., 2.75%, 11/06/19	885
590,000	Sprint Communications Inc., 8.38%, 8/15/17	603
840,000	Tenet Healthcare Corp., 6.00%, 10/01/20	895
600,000	TSMC Global Ltd. 144A, 1.63%, 4/03/18 (a)	597
680,000	United Technologies Corp., 6.13%, 2/01/19	766
680,000	Ventas Realty LP / Ventas Capital Corp., 4.00%, 4/30/19	714
360,000	Voya Financial Inc., 5.65%, 5/15/53	338
960,000	WEA Finance LLC / Westfield UK & Europe Finance PLC 144A, 2.70%, 9/17/19 (a)	973
470,000	Wells Fargo & Co., 2.13%, 4/22/19	479
110,000	Western Digital Corp. 144A, 10.50%, 4/01/24 (a)	107
1,130,000	Westpac Banking Corp., 2.60%, 11/23/20	1,156
450,000	WM Wrigley Jr. Co. 144A, 2.90%, 10/21/19 (a)	466
615,000	WM Wrigley Jr. Co. 144A, 3.38%, 10/21/20 (a)	647
730,000	ZF North America Capital Inc. 144A, 4.00%, 4/29/20 (a)	766
245,000	Zimmer Holdings Inc., 1.45%, 4/01/17	245
165,000	Zimmer Holdings Inc., 2.00%, 4/01/18	166
Total Corporate Bond (Cost - $70,639)		71,325
Foreign Government (2%)
1,850,000	Argentine Republic Government International Bond 144A, 6.25%, 4/22/19 (a)	1,923
3,670,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/21 BRL (d)	987
430,000	Kenya Government International Bond 144A, 5.88%, 6/24/19 (a)	426
Total Foreign Government (Cost - $3,239)		3,336
Mortgage Backed (33%)
488,851	Alternative Loan Trust 2006-31CB, 6.00%, 11/25/36	410
444,581	Alternative Loan Trust 2006-J5, 6.50%, 9/25/36	394
1,064,554	American Home Mortgage Assets Trust 2007-2, 0.56%, 3/25/47	775
772,466	Banc of America Funding 2005-H Trust, 2.86%, 11/20/35	641
274,102	Bank of America Mortgage Securities Inc., 2.89%, 10/20/32	274

Principal or Shares	Security Description	Value (000)

684,954	Chase Mortgage Finance Corp., 6.00%, 5/25/37	$555
212,503	CHL Mortgage Pass-Through Trust 2005-18, 5.50%, 10/25/35	203
1,540,954	CHL Mortgage Pass-Through Trust 2006-HYB1, 2.66%, 3/20/36	1,337
1,996,959	Connecticut Avenue Securities, 1.39%, 5/25/24	1,981
802,179	Connecticut Avenue Securities, 1.39%, 5/25/24	798
1,811,737	Connecticut Avenue Securities, 1.64%, 7/25/24	1,811
747,857	Connecticut Avenue Securities, 1.64%, 7/25/24	746
849,440	Connecticut Avenue Securities, 2.39%, 11/25/24	855
130,570	Connecticut Avenue Securities, 2.44%, 10/25/23	131
976,130	Countrywide Alternative Loan Trust, 6.00%, 4/25/37	844
780,920	Countrywide Alternative Loan Trust, 6.00%, 4/25/37	675
937,664	Credit Suisse Mortgage Capital Certificates 144A, 1.55%, 5/25/43 (a)	899
1,789,674	Fannie Mae Connecticut Avenue Securities, 1.59%, 5/25/25	1,790
616,489	Fannie Mae Connecticut Avenue Securities, 1.94%, 7/25/25	617
480,885	Fannie Mae Connecticut Avenue Securities, 2.14%, 4/25/28	481
1,979,770	Fannie Mae Connecticut Avenue Securities, 2.39%, 8/25/28	1,983
1,247,948	Fannie Mae Connecticut Avenue Securities, 2.54%, 11/25/24	1,255
1,150,000	Fannie Mae Connecticut Avenue Securities, 2.64%, 10/25/28	1,158
1,200,000	Fannie Mae Connecticut Avenue Securities, 4.44%, 5/25/25	1,193
700,000	Fannie Mae Connecticut Avenue Securities, 5.44%, 7/25/25	721
550,000	Fannie Mae Connecticut Avenue Securities, 5.44%, 7/25/25	557
1,400,000	Fannie Mae Connecticut Avenue Securities, 6.14%, 4/25/28	1,469
500,000	Fannie Mae Connecticut Avenue Securities, 7.19%, 8/25/28	547
1,141,272	FHR 4093 IO, 6.27%, 1/15/38	228
1,358,684	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.34%, 10/25/27	1,356
1,145,205	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.44%, 2/25/24	1,145
647,666	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.49%, 3/25/25	648
989,179	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.69%, 3/25/28	990
221,659	Freddie Mac Structured Agency Credit Risk Debt Notes, 1.89%, 11/25/23	222
400,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.09%, 4/25/24	397
612,540	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.09%, 8/25/24	614
280,613	Freddie Mac Structured Agency Credit Risk Debt Notes, 2.84%, 10/25/24	284

5   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

650,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.24%, 3/25/25	$659
750,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.59%, 1/25/25	795
4,400,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 5.14%, 3/25/28	4,440
248,395	Freddie Mac Structured Agency Credit Risk Debt Notes, 11.94%, 1/25/25	267
1,232,268	GSMPS Mortgage Loan Trust 2005-RP2 144A, 0.79%, 3/25/35 (a)	1,048
517,831	HarborView Mortgage Loan Trust 2004-10, 3.02%, 1/19/35	480
138,956	HomeBanc Mortgage Trust 2004-1, 1.30%, 8/25/29	129
412,801	IndyMac Index Mortgage Loan Trust 2005-AR13, 2.68%, 8/25/35	359
581,382	JP Morgan Alternative Loan Trust, 0.61%, 8/25/36	527
890,000	JP Morgan Chase Commercial Mortgage Securities Trust 2015-COSMO 144A, 1.68%, 1/15/32 (a)	887
196,141	JP Morgan Mortgage Trust, 6.00%, 7/25/36	175
727,953	JP Morgan Mortgage Trust, 6.00%, 6/25/37	591
864,046	JP Morgan Mortgage Trust 2014-IVR3 144A, 3.00%, 9/25/44 (a)	871
173,880	MLCC Mortgage Investors Inc., 2.30%, 2/25/36	171
307,607	Morgan Stanley Mortgage Loan Trust, 2.94%, 1/25/35	296
606,966	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)	610
813,441	New Residential Mortgage Loan Trust 2014-2 144A, 3.75%, 5/25/54 (a)	844
967,597	New Residential Mortgage Loan Trust 2014-3 144A, 5.66%, 11/25/54 (a)	1,035
417,003	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (a)	431
859,530	New Residential Mortgage Loan Trust 2015-2, 3.75%, 8/25/55	890
1,196,785	New Residential Mortgage Loan Trust 2016-1 144A, 3.75%, 3/25/56 (a)	1,239
217,478	Prime Mortgage Trust, 5.00%, 10/25/35	214
2,450,545	RALI Series 2005-QA7 Trust, 3.07%, 7/25/35	2,156
323,403	RALI Series 2007-QS1 Trust, 6.00%, 1/25/37	269
585,310	Residential Asset Securitization Trust 2006-A8, 6.00%, 8/25/36	471
74,403	Sequoia Mortgage Trust, 3.50%, 4/25/42	75
812,394	Springleaf Mortgage Loan Trust 144A, 1.27%, 6/25/58 (a)	810
483,750	Springleaf Mortgage Loan Trust 144A, 1.78%, 12/25/65 (a)	485
800,000	Springleaf Mortgage Loan Trust 144A, 5.58%, 6/25/58 (a)	802
343,250	Structured Adjustable Rate Mortgage Loan Trust, 2.66%, 12/25/35	275
43,093	Structured Adjustable Rate Mortgage Loan Trust, 2.69%, 8/25/34	43
426,704	Structured Adjustable Rate Mortgage Loan Trust, 2.73%, 8/25/34	417

Principal or Shares	Security Description	Value (000)

1,890,018	Structured Asset Mortgage Investments II Trust 2006-AR7, 0.65%, 8/25/36	$1,421
1,710,044	Structured Asset Mortgage Investments Inc., 0.75%, 12/25/35	1,226
1,230,988	Structured Asset Mortgage Investments Inc., 1.14%, 1/19/34	1,190
419,038	Structured Asset Mortgage Investments Inc., 2.73%, 5/25/36	235
36,643	Structured Asset Mortgage Investments Inc., 3.83%, 7/25/32	37
1,643,058	Vendee Mortgage Trust IO, 3.75%, 12/15/33	90
201,836	WaMu Mortgage Pass Through Certificates, 1.29%, 5/25/46	184
476,290	WaMu Mortgage Pass Through Certificates, 1.99%, 10/25/36	407
1,235,906	WaMu Mortgage Pass Through Certificates, 2.24%, 7/25/37	1,003
870,403	WaMu Mortgage Pass Through Certificates, 2.36%, 9/25/36	758
1,715,985	WaMu Mortgage Pass Through Certificates, 2.45%, 9/25/36	1,557
845,171	WaMu Mortgage Pass Through Certificates, 2.46%, 10/25/36	736
674,866	WaMu Mortgage Pass Through Certificates, 4.21%, 2/25/37	613
525,385	Wells Fargo Mortgage Backed Securities Trust, 2.76%, 9/25/34	483
482,044	Wells Fargo Mortgage Backed Securities Trust, 2.82%, 6/25/35	454
Total Mortgage Backed (Cost - $64,129)		64,139
Municipal (0%)
400,000	Kentucky Asset Liability Commission, 1.69%, 4/01/18	401
700,000	State Board of Administration Finance Corp., 2.11%, 7/01/18	711
Total Municipal (Cost - $1,100)		1,112
U.S. Treasury (3%)
2,000,000	U.S. Treasury Bill, 0.04%, 6/23/16 (e)	1,999
1,900,000	U.S. Treasury Bill, 0.08%, 5/19/16 (e)	1,900
2,000,000	U.S. Treasury Note, 1.38%, 9/30/20	2,013
Total U.S. Treasury (Cost - $5,875)		5,912
Purchased Put Options (0%)
1,060	iShares 20+ Year Treasury Bond ETF, 5/13/16	5
360	S & P 500 Index, 5/13/16	12
Total Purchased Put Options (Cost - $40)		17
Investment Company (1%)
1,421,335	Payden Cash Reserves Money Market Fund *
	(Cost - $1,421)	1,421
Total (Cost - $196,590) (101%)		196,770
Liabilities in excess of Other Assets (-1%)		(2,329)
Net Assets (100%)		$194,441

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b)	Variable rate security. The rate shown reflects the rate in effect at April 30, 2016. The stated maturity is subject to prepayments.

Semi-Annual Report    6

(c)	Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(d)	Principal in foreign currency.
(e)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

Delivery Date	Currency (000s)	Counterparty	Unrealized Appreciation (Depreciation) (000s)

Assets:
5/23/2016	Euro (Buy 2,597)	Barclays Bank PLC	$22
5/17/2016	India Rupee (Buy 124,920)	Barclays Bank PLC	30
5/26/2016	Norwegian Krone (Buy 15,938)	UBS AG	13

			$65

Liabilities:
7/18/2016	Brazilian Real (Sell 1,716)	HSBC Bank USA, N.A.	$(16)
5/26/2016	Canadian Dollar (Sell 2,490)	Royal Bank of Canada	(117)
8/23/2016	Chinese Yuan (Sell 14,929)	Barclays Bank PLC	(51)
6/14/2016	Euro (Sell 1,261)	BNP Paribas	(54)
5/25/2016	New Taiwan Dollar (Sell 30,420)	HSBC Bank USA, N.A.	(35)
8/2/2016	Singapore Dollar (Sell 2,617)	Bank of America N.A.	(8)

			$(281)

Open Futures Contracts

Number of Contracts	Contract Type	Expiration Date	Current Value (000)	Unrealized Appreciation (Depreciation) (000s)
51	Australia 10 Year Bond Future	Jun-16	$5,066	$(6)
26	E-MINI NASDAQ 100 Index Future	Jun-16	2,252	(13)
19	E-MINI S & P 500 Index Future	Jun-16	(1,956)	(83)
37	Euro Bund Future	Jun-16	(6,858)	85
46	Long Gilt Future	Jun-16	8,039	(114)
12	U.S. Treasury 10 Year Note	Jun-16	(1,561)	7
1	U.S. Ultra Bond	Jun-16	(171)	—

				$(124)

See notes to financial statements.

7   Payden Mutual Funds

April 30, 2016 (Unaudited)

Numbers in 000s

ASSETS:
Investments, at value *	$195,349
Affiliated investments, at value **	1,421
Restricted cash for collateral	508
Receivable for:
Interest and dividends	792
Fund shares sold	23
Futures	33
Forward currency contracts	65
Other assets	14

Total Assets	198,205

LIABILITIES:
Payable for:
Bank overdraft	18
Forward currency contracts	281
Investments purchased	3,166
Fund shares redeemed	1
Futures	31
Accrued expenses:
Investment advisory fees (Note 3)	144
Administration fees (Note 3)	24
Distribution fees (Note 3)	23
Trustee fees and expenses	2
Other liabilities	74

Total Liabilities	3,764

NET ASSETS	$194,441

NET ASSETS:
Paid in capital	$200,354
Undistributed net investment income	1,385
Undistributed net realized losses from investments	(7,138)
Net unrealized appreciation (depreciation) from:
Investments	56
Translation of assets and liabilities in foreign currencies	(216)

NET ASSETS	$194,441

NET ASSET VALUE — offering and redemption price per share in whole dollars
SI Class
Net Assets	$110,796
Shares Outstanding	10,742
Net Asset Value Per Share	$10.31

Adviser Class
Net Assets	$54,683
Shares Outstanding	5,380
Net Asset Value Per Share	$10.16

Retirement Class
Net Assets	$28,962
Shares Outstanding	2,957
Net Asset Value Per Share	$9.79

* Investments, at cost	$195,169
** Affiliated investments, at cost	1,421

See notes to financial statements.

Semi-Annual Report    8

Period ended April 30, 2016 (Unaudited)

Numbers in 000s

INVESTMENT INCOME:
Interest income (Note 2)	$3,214
Dividend income from affiliated investment (Note 2)	1

Investment Income	3,215

EXPENSES:
Investment advisory fees (Note 3)	1,033
Administration fees (Note 3)	141
Shareholder servicing fees	14
Distribution fees (Note 3)	134
Custodian fees	18
Transfer agent fees	22
Registration and filing fees	25
Trustee fees and expenses	11
Printing and mailing costs	12
Loan commitment fees	2
Legal fees	2
Publication expense	3
Pricing fees	18
Fund accounting fees	21
Insurance	4
Audit fees	21

Gross Expenses	1,481
Expense subsidy (Note 3)	(174)

Net Expenses	1,307

Net Investment Income	1,908

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	(1,300)
Foreign currency transactions	74
Futures contracts	(293)
Swap contracts	(11)
Change in net unrealized appreciation (depreciation) from:
Investments	651
Translation of assets and liabilities in foreign currencies	(225)
Futures contracts	(153)
Swap contracts	(2)

Net Realized and Unrealized Losses	(1,259)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$649

See notes to financial statements.

9   Payden Mutual Funds

For the period ended April 30, 2016 (Unaudited) and the year ended October 31st, 2015

Numbers in 000s

	2016	2015
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income	$1,908	$3,658
Net realized losses on investments	(1,530)	(2,426)
Change in net unrealized appreciation/(depreciation)	271	(1,087)

Change in Net Assets Resulting from Operations	649	145

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
SI Class	(2,084)	(1,605)
Adviser Class	(1,065)	(947)
Retirement Class	(500)	(443)

Change in Net Assets from Distributions to Shareholders	(3,649)	(2,995)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
SI Class	21,111	41,942
Adviser Class	5,824	17,296
Retirement Class	5,139	11,157
Reinvestment of distributions:
SI Class	2,080	1,597
Adviser Class	1,028	920
Retirement Class	500	443
Cost of fund shares redeemed:
SI Class	(18,655)	(23,247)
Adviser Class	(11,897)	(13,753)
Retirement Class	(3,254)	(12,592)

Change in Net Assets from Capital Transactions	1,876	23,763

Total Change in Net Assets	(1,124)	20,913
NET ASSETS:
Beginning of period	195,565	174,652

End of period	$194,441	$195,565

Accumulated net investment income	$1,385	$3,126

FUND SHARES OF BENEFICIAL INTEREST:
SI Class:
Outstanding shares at beginning of period	10,293	8,372

Shares sold	2,054	3,993
Shares issued in reinvestment of distributions	204	154
Shares redeemed	(1,809)	(2,226)

Change in shares outstanding	449	1,921

Outstanding shares at end of period	10,742	10,293

Adviser Class:
Outstanding shares at beginning of period	5,867	5,433

Shares sold	577	1,669
Shares issued in reinvestment of distributions	102	90
Shares redeemed	(1,166)	(1,325)

Change in shares outstanding	(487)	434

Outstanding shares at end of period	5,380	5,867

Retirement Class:
Outstanding shares at beginning of period	2,705	2,803

Shares sold	530	1,114
Shares issued in reinvestment of distributions	51	45
Shares redeemed	(329)	(1,257)

Change in shares outstanding	252	(98)

Outstanding shares at end of period	2,957	2,705

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	$58,983	$125,071
Sale of investments (excluding government)	39,358	128,618
Purchase of government securities	5,759	19,872
Sale of government securities	4,987	16,513

See notes to financial statements.

Semi-Annual Report   10

April 30, 2016 (Unaudited)

 1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. This report contains only the Payden/Kravitz Cash Balance Plan Fund. The other eighteen Funds are contained in a separate report.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with GAAP.

The Fund is considered an investment company under FASB ASC 946, Financial Services - Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter (“OTC”) market are valued at the latest bid price. Investments in investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to the Fund. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Shares of open-end investment companies are valued at their respective net asset value.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the fund causing a decline in value.

11   Payden Mutual Funds

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition, the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

An investment in the Payden Cash Reserves Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Bank Loans

Floating-Rate Loan Interests (“Bank Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Bank Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown on the Schedule of Investments reflects the rate in effect at October 31st. When a range of rates is disclosed, the Fund holds more than one position within the same tranche at varying rates.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from purchases, sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Forward Currency Contracts

The Fund enters into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund enters into forward contacts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

The Fund invests in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Fund entered into such transactions to enhance potential gain in circumstances where hedging is not involved.

Semi-Annual Report   12

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, the Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded.

Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. The Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Fund may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation) and realized gain (loss) is recorded at termination of the contract.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, credit spreads and/or market values associated with these transactions.

The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

The Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

13   Payden Mutual Funds

For financial reporting purposes, swap interest and amortization is classified as realized or unrealized gain or loss on swap contracts.

Options Transactions

Option techniques may be utilized by the Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investments in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Derivative Financial Instruments

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge its exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

The following tables show the Fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations.

Statement of Assets and Liabilities

Fair Values of Derivative Instruments as of April 30, 2016 (000s)

Underlying Risk	Derivative Assets	Derivative Liabilities
Equity[1,2]	$17	$(96)
Interest rate[2]	92	(120)
Foreign currency[3,4]	65	(281)

Total	$174	$(497)

1	Includes options purchased at value as reported in the Schedule of Investments.
2	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as Payable for futures.
3	Receivable for forward currency contracts.
4	Payable for forward currency contracts.

The Effect of Derivative Instruments on the Statement of Operations For the Period Ended April 30, 2016

Amount of Realized Gain (Loss) on Derivatives Recognized in Income (000s)
Underlying risk	Futures[6]	Forward Currency Contracts[7]	Options[8]	Swaps[9]	Total
Credit	—	—	—	$(11)	$(11)
Equity	—	—	$(517)	—	(517)
Foreign exchange	—	$74	—	—	74
Interest rate	$(293)	—	—	—	(293)

Total	$(293)	$74	$(517)	$(11)	$(747)

6	Net realized gains (losses) from futures contracts.
7	Net realized gains (losses) from foreign currency transactions which could include other currency related gains and losses.
8	Net realized gains (losses) from written option contracts and purchased options, which are included in net realized gain on investments.
9	Net realized gains (losses) from swap contracts.

Semi-Annual Report   14

The Effect of Derivative Instruments on the Statement of Operations For the Period Ended April 30, 2016

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income (000s)
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Equity	$155	—	$7	—	$162
Foreign exchange	—	$(225)	—	—	(225)
Interest rate	(2)	—	—	$(2)	(4)

Total	$153	$(225)	$7	$(2)	$(67)

1	Change in net unrealized appreciation (depreciation) from futures contracts.
2	Change in net unrealized appreciation (depreciation) from translation of assets and liabilities in foreign currencies which may include other currency related appreciation (depreciation).
3	Change in net unrealized appreciation (depreciation) from written option contracts and purchased options, which are included in change in unrealized appreciation (depreciation) on investments.
4	Change in net unrealized appreciation (depreciation) from swap contracts.

During the period ended April 30, 2016, the average notional amount of derivatives as a percent of average net assets were as follows:

Foreign currency	Credit	Interest rate	Equity
10%	0%	23%	2%

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options, futures and centrally cleared swaps, there is decreased counterparty credit risk to the Fund since the exchange or clearinghouse guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty,

15   Payden Mutual Funds

if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of the Fund and additional required collateral is delivered to/ pledged by the Fund on the next business day. Typically, the Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

 At April 30, 2016, the Fund’s derivative assets and liabilities (by type) on a gross basis are as follows (000s):

	Assets	Liabilities
Derivative Financial Instruments:
Futures Contracts	$33	$31
Purchased Put Options[1]	17	—
Forward Currency Contracts	65	281

Total derivative assets and liabilities in the Statement of Assets and Liabilities	115	312
Derivatives not subject to a master netting agreement or similar agreement “(MNA”)	(50)	(31)

Total derivative assets and liabilities subject to MNA	$65	$281

1Includes options purchased at value which is included in Investments at value and reported in the Schedule of Investments.

The following tables present the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2016 (000s):

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]

Barclays Bank PLC	$52	$(51)	—	—	$1
UBS AG	13	—	—	—	13

Total	$65	$(51)	—	—	$14

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]

Bank of America N.A.	$8	—	—	—	$8
Barclays Bank PLC	51	$(51)	—	—	—
BNP PARIBAS	54	—	—	—	54
HSBC Bank USA, N.A.	51	—	—	—	51
Royal Bank of Canada	117	—	—	—	117

Total	$281	$(51)	—	—	$230

1 The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

2 Net amount represents the net amount receivable from the counterparty in the event of default.

3 Net amount represents the net amount payable due to the counterparty in the event of default.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon, the Fund may lend securities to qualified institutions. All loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Fund is entitled to receive all of the income

Semi-Annual Report    16

on the securities loaned, in addition to income earned as a result of the lending transaction. Although each security is fully collateralized, the Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Fund maintains the right to recall the securities on loan for voting purposes. The income earned is disclosed in the Statement of Operations.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The Fund’s securities lending agreements by counterparty which are subject to offset under a MSLA, is included within the Fund’s Schedule of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to a MSLA on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid annually. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from GAAP.

Federal Income Taxes

It is the policy of the Fund to meet the requirements for qualification as a regulated investment company as defined in

Sub-chapter M of the Internal Revenue Code (the ‘Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. As of and during the period ended April 30, 2016, the Fund did not record any liability for uncertain tax positions. Accordingly, no provision for Federal income or excise tax was made.

The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

As of and during the period ended April 30, 2016, the Fund did not have any liabilities for any unrecognized tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Affiliated Investment

The Fund invests in the Cash Reserves Money Market Fund, an affiliated Fund. Income earned by the Fund from affiliated funds for the period is disclosed in the Statement of Operations.

Value October 31, 2015	Purchases	Sales	Dividends	Value April 30, 2016

$9,112,779	$410,646,404	$418,337,848	$828	$1,421,335

Custodian Credits

The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balance. These credits, which offset custodian fees that may be charged to the Fund, are based on 75% of the daily effective federal funds rate, and are, subject to rounding, disclosed in the Statement of Operations.

17   Payden Mutual Funds

Other

Income and realized and unrealized gain/loss are allocated to each class based on relative net assets. Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3. Related Party Transactions

Payden/Kravitz Advisers LLC (the “Adviser” or “Payden/ Kravitz”) provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, Payden/ Kravitz is entitled to receive fees monthly, computed on the average daily net assets of the Fund at an annualized rate of 1.10%.

Payden/Kravitz agreed to guarantee that, for so long as it acts as investment adviser to the Fund, the expenses of the Fund, including advisory fees (exclusive of interest and taxes) will not exceed 1.25% for the SI class, 1.50% for the Adviser class, and 1.75% for the Retirement class of average daily net assets on an annualized basis.

The Fund remains liable to Payden/Kravitz for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of waiver or reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Fund through the end of the year. The amount $1,200,313 ($366,012 for 2014, $512,305 for 2015 and $321,996 for 2016) is not considered a liability of the Fund, and therefore is not recorded as a liability in the Statement of Assets and Liabilities, but will be recognized as net expense in the Statement of Operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Fund. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Fund at an annualized rate of 0.15%.

The Fund has adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and of the Retirement class at an annualized rate of 0.50%. Payden & Rygel Distributors does not receive a fee from the SI class.

Certain officers and/or trustees of the Group are affiliated with Payden/Kravitz, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Fund for serving as officers and/or trustees of the Group.

Indemnifications

Under the Group’s organizations documents, its trustees and officers are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects this risk of loss to be remote.

4. Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments; Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 -significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities Valuation for a summary of the inputs used in valuing the Fund’s investments and other financial instruments.

Semi-Annual Report    18

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

Asset Backed	—	—	$37,847	—	—	—	$37,847
Bank Loans	—	—	10,708	—	—	—	10,708
Corporate Bond	—	—	72,278	—	—	—	72,278
Foreign Government	—	—	3,336	—	—	—	3,336
Mortgage Backed	—	—	64,139	—	—	—	64,139
Municipal	—	—	1,112	—	—	—	1,112
Options Purchased	$ 17	—	—	—	—	—	17
U.S. Government	—	—	5,912	—	—	—	5,912
Investment Company	1,421	—	—	—	—	—	1,421

	Other Financial Instruments[1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Forward currency contracts	—	—	$65	$(281)	—	—	$(216)
Futures	$92	$(216)	—	—	—	—	(124)

[1]	Other financial instruments are futures contracts and forward currency contracts. Futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument.

5. Federal Tax Information (amounts in 000s)

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment”), for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short or long term capital losses rather than being considered all short term.

As of October 31, 2015, the Fund had available for Federal income tax purposes unused capital losses as follows (000’s):

Expires 2019	Unlimited*	Total
$492	$5,095	$5,587

* Post-enactment carryforward losses.

  At April 30, 2016, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
$196,591	$2,467	$(2,288)	$179

6. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

19   Payden Mutual Funds

For the share outstanding for the periods ended April 30, 2016 (Unaudited) and October 31st

	SI Class
	2016		2015	2014	2013		2012
Net asset value — beginning of period	$10.48		$10.63	$10.66	$11.03		$10.60

Income (loss) from investment activities:
Net investment income	0.11		0.19	0.23	0.20		0.23
Net realized and unrealized gains (losses)	(0.08)		(0.16)	0.02	(0.35)		0.42

Total from investment activities	0.03		0.03	0.25	(0.15)		0.65

Distributions to shareholders:
From net investment income	(0.20)		(0.18)	(0.28)	(0.22)		(0.22)

Net asset value — end of period	$10.31		$10.48	$10.63	$10.66		$11.03

Total return	0.35	%(1)	0.29%	2.41%	(1.44)%		6.25%

Ratios/supplemental data:
Net assets, end of period (000s)	$110,796		$107,903	$89,025	$67,925		$46,834
Ratio of gross expense to average net assets	1.43	%(2)	1.46%	1.47%	1.45%		1.56%
Ratio of net expense to average net assets	1.25	%(2)	1.25%	1.25%	1.25%		1.25%
Ratio of investment income less gross expenses to average net assets	1.98	%(2)	2.00%	2.22%	2.06%		2.83%
Ratio of net investment income to average net assets	2.17	%(2)	2.21%	2.44%	2.26%		3.14%
Portfolio turnover rate	25	%(1)	85%	85%	211	%(3)	687	%(4)

The class commenced operations on September 22, 2008.

	Adviser Class
	2016		2015	2014	2013		2012
Net asset value — beginning of period	$10.34		$10.51	$10.54	$10.93		$10.54

Income (loss) from investment activities:
Net investment income	0.10		0.19	0.25	0.20		0.27
Net realized and unrealized gains (losses)	(0.08)		(0.19)	(0.02)	(0.38)		0.34

Total from investment activities	0.02		—	0.23	(0.18)		0.61

Distributions to shareholders:
From net investment income	(0.20)		(0.17)	(0.26)	(0.21)		(0.22)

Net asset value — end of period	$10.16		$10.34	$10.51	$10.54		$10.93

Total return	0.20	%(1)	0.05%	2.18%	(1.66)%		5.88%

Ratios/supplemental data:
Net assets, end of period (000s)	$54,683		$60,661	$57,112	$63,403		$57,967
Ratio of gross expense to average net assets	1.68	%(2)	1.71%	1.73%	1.70%		1.81%
Ratio of net expense to average net assets	1.50	%(2)	1.50%	1.50%	1.50%		1.50%
Ratio of investment income less gross expenses to average net assets	1.73	%(2)	1.75%	1.95%	1.78%		2.59%
Ratio of net investment income to average net assets	1.92	%(2)	1.96%	2.18%	1.98%		2.90%
Portfolio turnover rate	25	%(1)	85%	85%	211	%(3)	687	%(4)

The class commenced operations on September 22, 2008.

(1)  Not annualized

(2)  Annualized

(3)  Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 151%.

(4)  Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 87%.

See notes to financial statements.

Semi-Annual Report    20

For the share outstanding for the periods ended April 30, 2016 (Unaudited) and October 31st

	Retirement Class
	2016		2015	2014	2013		2012
Net asset value — beginning of period	$9.98		$10.17	$10.21	$10.62		$10.26

Income (loss) from investment activities:
Net investment income	0.10		0.17	0.22	0.19		0.21
Net realized and unrealized gains (losses)	(0.09)		(0.19)	(0.03)	(0.39)		0.36

Total from investment activities	0.01		(0.02)	0.19	(0.20)		0.57

Distributions to shareholders:
From net investment income	(0.20)		(0.17)	(0.23)	(0.21)		(0.21)

Net asset value — end of period	$9.79		$9.98	$10.17	$10.21		$10.62

Total return	0.09	%(1)	(0.19)%	1.90%	(1.92)%		5.72%

Ratios/supplemental data:
Net assets, end of period (000s)	$28,962		$27,001	$28,515	$24,880		$23,049
Ratio of gross expense to average net assets	1.93	%(2)	1.96%	1.97%	1.95%		2.06%
Ratio of net expense to average net assets	1.75	%(2)	1.75%	1.75%	1.75%		1.75%
Ratio of investment income less gross expenses to average net assets	1.49	%(2)	1.51%	1.72%	1.53%		2.33%
Ratio of net investment income to average net assets	1.67	%(2)	1.72%	1.94%	1.73%		2.64%
Portfolio turnover rate	25	%(1)	85%	85%	211	%(3)	687	%(4)

The class commenced operations on April 6, 2009.

(1)  Not annualized

(2)  Annualized

(3)  Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 151%.

(4)  Includes U.S. Treasury securities purchased and sold prior to their settlement date; excluding these transactions, portfolio turnover would have been 87%.

See notes to financial statements.

21   Payden Mutual Funds

Understanding Your Fund’s Expenses

Shareholders of mutual funds incur two types of costs: transaction costs incurred from buying or selling Fund shares and ongoing costs incurred from the Funds daily operations. The tables below are provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the period ended April 30, 2016. It uses the Fund’s actual return and expense ratio for the period (182/366 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expenses that you paid over the period, divide your beginning account value by 1,000 and multiply that number by the number in the Expenses Paid During the Period column.

Hypothetical Expenses

The table below is provided so that you can compare the Fund’s ongoing expense with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return and the Fund’s actual expense ratio (182/366 days) for the six-month period ended April 30, 2016 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value November 1, 2015	Value April 30, 2016	6-Month Return	Annual Expense Ratio	Expenses Paid During the Period
SI Class
Actual	$1,000.00	$1,003.50	0.35%	1.25%	$6.23
Hypothetical	1,000.00	1,018.65	1.86%	1.25%	6.27
Adviser Class
Actual	$1,000.00	$1,002.00	0.20%	1.50%	$7.47
Hypothetical	1,000.00	1,017.40	1.74%	1.50%	7.52
Retirement Class
Actual	$1,000.00	$1,000.90	0.09%	1.75%	$8.71
Hypothetical	1,000.00	1,016.16	1.62%	1.75%	8.77

Semi-Annual Report    22

Name & Address	Position with Fund	Year Elected	Number of Portfolios	Principal Occupation(s)	Other Directorships Held

333 S. Grand Avenue
Los Angeles, CA 90071

Trustees (1)

W. D. Hilton, Jr.	Independent Trustee	1993	19	President and CEO, Trust Service, Inc.; Executive Director, NGC Bodily Injury Trust; and Managing Trustee, Fuller-Austin Trust

Thomas V. McKernan, Jr.	Independent Trustee	1993	19	Chairman, Automobile Club of Southern California

Rosemarie T. Nassif	Independent Trustee	2008	19	President Emerita, Holy Names University; Program Director, Conrad Hilton Foundation

Andrew J. Policano	Independent Trustee	2008	19	Dean Emeritus and Dean’s Leadership Circle, Professor, The Paul Merage School of Business, University of California, Irvine	Director, Badger Meter, Inc.; Director, Rockwell Collins

Dennis C. Poulsen	Independent Trustee	1992	19	Chairman of the Advisory Board, Rose Hills Company

Stender E. Sweeney	Independent Trustee	1992	19	Private Investor	Director, Avis Budget Group, Inc.

Joan A. Payden	Interested Trustee	1992	19	President, CEO and Director, Payden & Rygel

Michael E. Salvay	Interested Trustee	2009	19	Managing Principal, Payden & Rygel

Mary Beth Syal	Interested Trustee	2000	19	Managing Principal and Director, Payden & Rygel

Officers (2)

Joan A. Payden	Chairman and CEO	1992		President, CEO and Director, Payden & Rygel

Brian W. Matthews	Vice President and CFO	2003		Managing Principal, CFO and Director, Payden & Rygel

Yot Chattrabhuti	Vice President	1997		Principal, Payden & Rygel

Bradley F. Hersh	Vice President and Treasurer	1998		Principal and Treasurer, Payden & Rygel

David L. Wagner	Vice President and CCO	1996		Senior Vice President, Risk Management, Payden & Rygel

Edward S. Garlock	Secretary	1997		Managing Principal, General Counsel and Director, Payden & Rygel

Additional information about the Trustees can be found in the SAI.

(1)  Trustees do not have a set term of office, but serve until their resignation, death or removal.

(2)  Officers are elected by, and serve at the pleasure of, The Board of Trustees.

23   Payden Mutual Funds

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Payden Mutual Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member FINRA.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund’s proxy voting guidelines and proxy voting record, visit the SEC’s web site at http://www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

PAYDEN/KRAVITZ

PAYDEN/KRAVITZ CASH BALANCE FUND

Payden/Kravitz Cash Balance Plan Fund – Adviser Share Class (PKCBX)
Payden/Kravitz Cash Balance Plan Fund – SI Class (PKBIX)
Payden/Kravitz Cash Balance Plan Fund – Retirement Share Class (PKCRX)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden & Rygel Investment Group

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date	06/23/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joan A. Payden
Joan A. Payden, Chairman and CEO
(principal executive officer)

Date	06/23/16

By (Signature and Title)*	/s/ Brian W. Matthews
Brian W. Matthews, Vice President and Chief Financial Officer
(principal financial officer)

Date	06/23/16

*	Print the name and title of each signing officer under his or her signature.